UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended February 29, 2024:

MULTIMANAGER LIFETIME PORTFOLIOS:	LIFETIME BLEND PORTFOLIOS:
Multimanager 2010 Lifetime Portfolio	2010 Lifetime Blend Portfolio
Multimanager 2015 Lifetime Portfolio	2015 Lifetime Blend Portfolio
Multimanager 2020 Lifetime Portfolio	2020 Lifetime Blend Portfolio
Multimanager 2025 Lifetime Portfolio	2025 Lifetime Blend Portfolio
Multimanager 2030 Lifetime Portfolio	2030 Lifetime Blend Portfolio
Multimanager 2035 Lifetime Portfolio	2035 Lifetime Blend Portfolio
Multimanager 2040 Lifetime Portfolio	2040 Lifetime Blend Portfolio
Multimanager 2045 Lifetime Portfolio	2045 Lifetime Blend Portfolio
Multimanager 2050 Lifetime Portfolio	2050 Lifetime Blend Portfolio
Multimanager 2055 Lifetime Portfolio	2055 Lifetime Blend Portfolio
Multimanager 2060 Lifetime Portfolio	2060 Lifetime Blend Portfolio
Multimanager 2065 Lifetime Portfolio	2065 Lifetime Blend Portfolio

LIFESTYLE BLEND PORTFOLIOS:

Lifestyle Blend Aggressive Portfolio

Lifestyle Blend Growth Portfolio

Lifestyle Blend Balanced Portfolio

Lifestyle Blend Moderate Portfolio

Lifestyle Blend Conservative Portfolio

Semiannual report
John Hancock
Multimanager Lifetime Portfolios
Target date
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved quickly off their previous lows in response and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may begin to cut rates later in 2024. Stocks surged in response, and the momentum continued through the end of the period. International stocks also gained, but their performance wasn’t as robust. Short- and intermediate-term bond yields fell, while longer-term yields were flat to slightly higher. High-yield and investment-grade corporate bonds delivered the strongest returns for the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifetime Portfolios

2	Multimanager Lifetime Portfolios’ strategy at a glance
3	Portfolio summary
10	Your expenses
15	Portfolios’ investments
28	Financial statements
38	Financial highlights
61	Notes to financial statements
96	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	1

Multimanager Lifetime Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Multimanager Lifetime Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
■Portfolios with dates further off initially invest more aggressively in stock funds.
■As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
■Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Multimanager Lifetime Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
MULTIMANAGER 2065-2010 LIFETIME PORTFOLIOS’ CLASS A SHARE RETURNS (%)

For the six months ended 2/29/2024
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of a class’ maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/29/2024
U.S. Stocks	S&P 500 Index	13.93%
	Russell Midcap Index	11.53%
	Russell 2000 Index	8.97%
	FTSE NAREIT All Equity REIT Index	6.35%
International Stocks	MSCI EAFE Index	9.23%
	MSCI Emerging Markets Index	4.93%
	MSCI EAFE Small Cap Index	4.87%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	2.35%
	ICE Bank of America U.S. High Yield Index	6.15%
	JPMorgan Global Government Bonds Unhedged Index	1.15%
Market index total returns are included here as broad measures of market performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

Multimanager 2065 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.4
Equity	86.9
U.S. large cap	27.2
International equity	23.1
Large blend	16.8
U.S. mid cap	10.9
Emerging-market equity	5.9
U.S. small cap	2.1
Sector equity	0.9
Fixed income	2.4
Short-term bond	1.3
High yield bond	0.6
Emerging-market debt	0.5
Alternative and specialty	2.1
Sector equity	2.1
Unaffiliated investment companies	6.5
Equity	6.5
U.S. Government	1.9
Short-term investments and other	0.2
Multimanager 2060 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.2
Equity	86.8
U.S. large cap	27.0
International equity	22.9
Large blend	16.8
U.S. mid cap	10.9
Emerging-market equity	6.2
U.S. small cap	2.1
Sector equity	0.9
Fixed income	2.3
Short-term bond	1.2
Emerging-market debt	0.6
High yield bond	0.5
Alternative and specialty	2.1
Sector equity	2.1
Unaffiliated investment companies	6.6
Equity	6.6
U.S. Government	2.0
Short-term investments and other	0.2
Multimanager 2055 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.3
Equity	86.9
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
U.S. large cap	27.0
International equity	22.8
Large blend	16.9
U.S. mid cap	10.9
Emerging-market equity	6.3
U.S. small cap	2.1
Sector equity	0.9
Fixed income	2.3
Short-term bond	1.2
Emerging-market debt	0.6
High yield bond	0.5
Alternative and specialty	2.1
Sector equity	2.1
Unaffiliated investment companies	6.5
Equity	6.5
U.S. Government	2.0
Short-term investments and other	0.2
Multimanager 2050 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.2
Equity	86.9
U.S. large cap	26.9
International equity	22.7
Large blend	17.1
U.S. mid cap	10.9
Emerging-market equity	6.4
U.S. small cap	2.0
Sector equity	0.9
Fixed income	2.2
Short-term bond	1.2
Emerging-market debt	0.5
High yield bond	0.5
Alternative and specialty	2.1
Sector equity	2.1
Unaffiliated investment companies	6.6
Equity	6.6
U.S. Government	2.1
Short-term investments and other	0.1
Multimanager 2045 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.0
Equity	82.6
U.S. large cap	25.7
International equity	22.2
Large blend	16.3
U.S. mid cap	10.0
Emerging-market equity	5.8
U.S. small cap	1.7
Sector equity	0.9
Fixed income	5.3
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

ASSET ALLOCATION (% of net assets)
Intermediate bond	2.5
Short-term bond	1.1
Emerging-market debt	1.0
High yield bond	0.7
Alternative and specialty	3.1
Sector equity	3.1
Unaffiliated investment companies	6.2
Equity	6.2
U.S. Government	2.6
Short-term investments and other	0.2
Multimanager 2040 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.9
Equity	74.7
U.S. large cap	22.2
International equity	21.6
Large blend	15.4
U.S. mid cap	8.5
Emerging-market equity	4.8
U.S. small cap	1.4
Sector equity	0.8
Fixed income	11.7
Intermediate bond	7.1
Emerging-market debt	1.9
High yield bond	1.3
Short-term bond	1.0
Multi-sector bond	0.4
Alternative and specialty	4.5
Sector equity	4.5
Unaffiliated investment companies	5.5
Equity	5.5
U.S. Government	3.4
Short-term investments and other	0.2
Multimanager 2035 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.9
Equity	65.8
International equity	20.3
U.S. large cap	19.7
Large blend	12.8
U.S. mid cap	7.0
Emerging-market equity	4.1
U.S. small cap	1.1
Sector equity	0.8
Fixed income	19.3
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
Intermediate bond	12.5
Emerging-market debt	3.0
High yield bond	2.0
Short-term bond	1.0
Multi-sector bond	0.8
Alternative and specialty	5.8
Sector equity	5.8
Unaffiliated investment companies	4.6
Equity	4.6
U.S. Government	4.3
Short-term investments and other	0.2
Multimanager 2030 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	89.8
Equity	54.4
International equity	19.2
U.S. large cap	15.2
Large blend	10.4
U.S. mid cap	5.5
Emerging-market equity	2.9
Sector equity	0.7
U.S. small cap	0.5
Fixed income	28.1
Intermediate bond	15.4
Emerging-market debt	3.6
Short-term bond	3.1
Multi-sector bond	2.8
High yield bond	2.4
Bank loan	0.8
Alternative and specialty	7.3
Sector equity	7.3
Unaffiliated investment companies	4.2
Equity	4.2
U.S. Government	5.8
Short-term investments and other	0.2
Multimanager 2025 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.0
Equity	41.7
International equity	16.6
U.S. large cap	11.3
Large blend	6.9
U.S. mid cap	4.0
Emerging-market equity	1.8
Sector equity	0.6
U.S. small cap	0.5
Fixed income	39.6
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

ASSET ALLOCATION (% of net assets)
Intermediate bond	20.8
Short-term bond	5.2
Emerging-market debt	4.6
Multi-sector bond	4.5
High yield bond	3.1
Bank loan	1.4
Alternative and specialty	8.7
Sector equity	8.7
Unaffiliated investment companies	3.1
Equity	3.1
U.S. Government	6.7
Short-term investments and other	0.2
Multimanager 2020 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	89.9
Equity	33.9
International equity	15.1
U.S. large cap	7.7
Large blend	6.1
U.S. mid cap	2.8
Emerging-market equity	1.1
Sector equity	0.6
U.S. small cap	0.5
Fixed income	47.1
Intermediate bond	24.7
Short-term bond	7.2
Emerging-market debt	5.1
Multi-sector bond	4.7
High yield bond	3.4
Bank loan	2.0
Alternative and specialty	8.9
Sector equity	8.9
Unaffiliated investment companies	2.4
Equity	2.4
U.S. Government	7.4
Short-term investments and other	0.3
Multimanager 2015 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	89.7
Equity	29.0
International equity	13.6
U.S. large cap	7.8
Large blend	5.3
U.S. mid cap	1.8
Emerging-market equity	0.5
Fixed income	53.2
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
Intermediate bond	27.5
Short-term bond	9.1
Emerging-market debt	5.4
Multi-sector bond	5.0
High yield bond	3.6
Bank loan	2.6
Alternative and specialty	7.5
Sector equity	7.5
Unaffiliated investment companies	2.3
Equity	2.3
U.S. Government	7.9
Short-term investments and other	0.1
Multimanager 2010 Lifetime Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	89.6
Equity	22.9
International equity	12.0
U.S. large cap	6.1
Large blend	3.9
U.S. mid cap	0.9
Fixed income	59.2
Intermediate bond	29.7
Short-term bond	11.5
Emerging-market debt	5.7
Multi-sector bond	5.3
High yield bond	3.8
Bank loan	3.2
Alternative and specialty	7.5
Sector equity	7.5
Unaffiliated investment companies	1.7
Equity	1.7
U.S. Government	8.5
Short-term investments and other	0.2
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifetime Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2023 through February 29, 2024).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Multimanager 2065 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,110.20	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,111.20	0.63	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,110.80	1.36	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R4	Actual expenses/actual returns	1,000.00	1,111.00	0.79	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R5	Actual expenses/actual returns	1,000.00	1,111.90	0.21	0.04%
	Hypothetical example	1,000.00	1,024.70	0.20	0.04%
Class R6	Actual expenses/actual returns	1,000.00	1,112.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,112.00	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Multimanager 2060 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,110.40	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,112.20	0.63	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,109.60	2.68	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,111.60	0.95	0.18%
	Hypothetical example	1,000.00	1,024.00	0.91	0.18%
Class R5	Actual expenses/actual returns	1,000.00	1,112.00	0.32	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,112.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,112.00	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2055 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,110.70	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,111.40	0.63	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,108.90	2.62	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,111.20	0.84	0.16%
	Hypothetical example	1,000.00	1,024.10	0.81	0.16%
Class R5	Actual expenses/actual returns	1,000.00	1,111.90	0.32	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,112.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,111.00	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2050 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,109.40	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,111.10	0.63	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,109.50	2.57	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Class R4	Actual expenses/actual returns	1,000.00	1,110.90	1.31	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,111.60	0.32	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,113.00	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,111.90	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Multimanager 2045 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,105.70	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,106.50	0.63	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,105.30	2.62	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,105.70	1.31	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,106.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,107.60	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,108.20	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2040 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,097.00	$2.19	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,099.00	0.63	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,096.80	2.61	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,097.30	1.30	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,098.30	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,099.20	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,098.60	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2035 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,086.20	$2.18	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,088.80	0.62	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,087.00	2.65	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,088.80	1.09	0.21%
	Hypothetical example	1,000.00	1,023.80	1.06	0.21%
Class R5	Actual expenses/actual returns	1,000.00	1,088.90	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,088.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,089.00	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Multimanager 2030 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,076.10	$2.17	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,078.20	0.62	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,076.00	2.58	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,075.90	1.29	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,077.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,078.20	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,077.70	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2025 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,064.10	$2.16	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,066.20	0.62	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,062.60	2.62	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,063.50	1.33	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R5	Actual expenses/actual returns	1,000.00	1,065.70	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual expenses/actual returns	1,000.00	1,066.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,065.70	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2020 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,056.40	$2.15	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,059.30	0.61	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,057.20	2.46	0.48%
	Hypothetical example	1,000.00	1,022.50	2.41	0.48%
Class R4	Actual expenses/actual returns	1,000.00	1,057.00	1.28	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,058.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,059.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,058.90	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Multimanager 2015 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,051.50	$2.14	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,053.10	0.61	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,052.40	2.60	0.51%
	Hypothetical example	1,000.00	1,022.30	2.56	0.51%
Class R4	Actual expenses/actual returns	1,000.00	1,054.30	0.77	0.15%
	Hypothetical example	1,000.00	1,024.10	0.75	0.15%
Class R5	Actual expenses/actual returns	1,000.00	1,053.70	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,054.20	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,053.80	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Multimanager 2010 Lifetime Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,045.80	$2.14	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class I	Actual expenses/actual returns	1,000.00	1,050.30	0.61	0.12%
	Hypothetical example	1,000.00	1,024.30	0.60	0.12%
Class R2	Actual expenses/actual returns	1,000.00	1,047.80	2.29	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class R4	Actual expenses/actual returns	1,000.00	1,047.50	1.27	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R5	Actual expenses/actual returns	1,000.00	1,049.40	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
Class R6	Actual expenses/actual returns	1,000.00	1,048.40	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,049.50	0.25	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.4%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	83,043	$4,439,461
Capital Appreciation, Class NAV, JHF II (Jennison)	197,951	3,095,955
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	215,589	2,039,473
Disciplined Value, Class NAV, JHF III (Boston Partners)	151,972	3,563,743
Disciplined Value International, Class NAV, JHIT (Boston Partners)	241,641	3,513,462
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	511,513	4,618,960
Equity Income, Class NAV, JHF II (T. Rowe Price)	255,255	4,921,326
Financial Industries, Class NAV, JHIT II (MIM US) (B)	44,472	711,115
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	44,242	3,073,050
International Dynamic Growth, Class NAV, JHIT (Axiom)	119,796	1,421,983
International Growth, Class NAV, JHF III (Wellington)	61,322	1,573,532
International Small Company, Class NAV, JHF II (DFA)	132,887	1,372,722
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,051,544	10,147,396
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	235,541	3,759,230
Mid Value, Class NAV, JHF II (T. Rowe Price)	282,599	4,744,844
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	47,132	743,748
Small Cap Value, Class NAV, JHF II (Wellington)	50,393	854,160
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,216,865	13,117,810
Fixed income - 2.4%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	55,053	415,653
High Yield, Class NAV, JHBT (MIM US) (B)	141,581	426,158
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	109,533	1,015,373
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	185,263	926,313
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	358,091	723,343

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $65,229,935)		$71,218,810
UNAFFILIATED INVESTMENT COMPANIES - 6.5%
Equity - 6.5%
Fidelity Emerging Markets Index Fund	65,863	660,607
Fidelity International Index Fund	16,230	786,663
Fidelity Mid Cap Index Fund	62,005	1,933,305
Fidelity Small Cap Index Fund	66,808	1,698,927
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	15

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,599,339)		$5,079,502
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	274	$0
ICA Gruppen AB (C)(E)	12	0
Health care - 0.0%
NMC Health PLC (C)(E)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	217	653
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	1,110	30

TOTAL COMMON STOCKS (Cost $276)		$683
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$1,343,300	401,860
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	1,745,900	531,949
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	1,796,300	571,292

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,785,816)		$1,505,101
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	15,605	156,056

TOTAL SHORT-TERM INVESTMENTS (Cost $154,295)		$156,056
Total investments (Cost $71,769,661) - 100.0%		$77,960,152
Other assets and liabilities, net - 0.0%		17,050
TOTAL NET ASSETS - 100.0%		$77,977,202
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 86.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	303,963	$16,249,884
Capital Appreciation, Class NAV, JHF II (Jennison)	726,031	11,355,119
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	770,201	7,286,105
Disciplined Value, Class NAV, JHF III (Boston Partners)	542,927	12,731,627
Disciplined Value International, Class NAV, JHIT (Boston Partners)	863,273	12,551,997
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,931,085	17,437,696
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	913,521	$17,612,676
Financial Industries, Class NAV, JHIT II (MIM US) (B)	159,176	2,545,228
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	158,366	11,000,084
International Dynamic Growth, Class NAV, JHIT (Axiom)	447,878	5,316,316
International Growth, Class NAV, JHF III (Wellington)	219,077	5,621,510
International Small Company, Class NAV, JHF II (DFA)	474,744	4,904,109
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,756,685	36,252,014
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	861,085	13,742,920
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,011,482	16,982,783
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	177,774	2,805,266
Small Cap Value, Class NAV, JHF II (Wellington)	180,375	3,057,352
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,390,172	47,326,055
Fixed income - 2.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	205,523	1,551,699
High Yield, Class NAV, JHBT (MIM US) (B)	485,836	1,462,367
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	375,706	3,482,794
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	661,859	3,309,293
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,295,464	2,616,837

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $238,726,173)		$257,201,731
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	262,444	2,632,310
Fidelity International Index Fund	57,990	2,810,755
Fidelity Mid Cap Index Fund	221,959	6,920,677
Fidelity Small Cap Index Fund	240,132	6,106,565

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,001,796)		$18,470,307
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	2,235	0
ICA Gruppen AB (C)(E)	96	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	4,248	1,926
Health care - 0.0%
NMC Health PLC (C)(E)	70	0
16	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	1,788	$5,395
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	9,053	249

TOTAL COMMON STOCKS (Cost $4,064)		$7,570
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$5,095,700	1,524,423
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	6,622,500	2,017,776
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	6,812,700	2,166,699

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,156,880)		$5,708,898
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	54,886	548,884

TOTAL SHORT-TERM INVESTMENTS (Cost $548,667)		$548,884
Total investments (Cost $263,437,580) - 100.0%		$281,937,390
Other assets and liabilities, net - 0.0%		60,646
TOTAL NET ASSETS - 100.0%		$281,998,036
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	440,059	$23,525,550
Capital Appreciation, Class NAV, JHF II (Jennison)	1,046,217	16,362,835
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,101,453	10,419,748
Disciplined Value, Class NAV, JHF III (Boston Partners)	776,431	18,207,308
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,234,554	17,950,421
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,844,895	25,689,403
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,304,111	25,143,254
Financial Industries, Class NAV, JHIT II (MIM US) (B)	227,216	3,633,189
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	225,838	15,686,701
International Dynamic Growth, Class NAV, JHIT (Axiom)	641,169	7,610,677
International Growth, Class NAV, JHF III (Wellington)	313,298	8,039,237
International Small Company, Class NAV, JHF II (DFA)	678,925	7,013,292
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,372,379	$51,843,460
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,238,760	19,770,615
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,443,841	24,242,092
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	247,336	3,902,957
Small Cap Value, Class NAV, JHF II (Wellington)	257,525	4,365,045
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,373,462	68,705,917
Fixed income - 2.3%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	296,311	2,237,151
High Yield, Class NAV, JHBT (MIM US) (B)	686,435	2,066,171
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	530,375	4,916,575
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	946,514	4,732,570
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,851,524	3,740,079

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $340,393,869)		$369,804,247
UNAFFILIATED INVESTMENT COMPANIES - 6.5%
Equity - 6.5%
Fidelity Emerging Markets Index Fund	381,333	3,824,765
Fidelity International Index Fund	82,930	4,019,618
Fidelity Mid Cap Index Fund	316,836	9,878,931
Fidelity Small Cap Index Fund	343,265	8,729,233

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,508,786)		$26,452,547
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	3,720	0
ICA Gruppen AB (C)(E)	160	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	12,063	5,469
Health care - 0.0%
NMC Health PLC (C)(E)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	2,971	8,965
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	15,065	414

TOTAL COMMON STOCKS (Cost $8,887)		$14,848
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$7,414,200	2,218,022
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	17

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	9,636,000	$2,935,944
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	9,912,300	3,152,490

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,591,266)		$8,306,456
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	71,329	713,320

TOTAL SHORT-TERM INVESTMENTS (Cost $713,052)		$713,320
Total investments (Cost $376,215,860) - 100.0%		$405,291,418
Other assets and liabilities, net - 0.0%		58,045
TOTAL NET ASSETS - 100.0%		$405,349,463
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 86.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	656,288	$35,085,154
Capital Appreciation, Class NAV, JHF II (Jennison)	1,560,267	24,402,583
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,633,930	15,456,975
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,163,582	27,286,006
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,831,068	26,623,733
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,298,486	38,815,326
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,947,169	37,541,420
Financial Industries, Class NAV, JHIT II (MIM US) (B)	339,371	5,426,538
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	340,000	23,616,385
International Dynamic Growth, Class NAV, JHIT (Axiom)	947,684	11,249,010
International Growth, Class NAV, JHF III (Wellington)	468,552	12,023,048
International Small Company, Class NAV, JHF II (DFA)	1,008,025	10,412,896
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,968,213	76,893,259
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,848,373	29,500,031
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,156,560	36,208,638
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	366,188	5,778,446
Small Cap Value, Class NAV, JHF II (Wellington)	383,355	6,497,866
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,630,611	$103,817,986
Fixed income - 2.2%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	445,619	3,364,423
High Yield, Class NAV, JHBT (MIM US) (B)	994,229	2,992,628
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	768,322	7,122,343
Alternative and specialty - 2.1%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,420,139	7,100,697
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,751,767	5,558,570

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $504,956,296)		$552,773,961
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	575,793	5,775,208
Fidelity International Index Fund	123,000	5,961,824
Fidelity Mid Cap Index Fund	474,459	14,793,633
Fidelity Small Cap Index Fund	512,681	13,037,479

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $36,909,909)		$39,568,144
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	6,187	0
ICA Gruppen AB (C)(E)	266	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	24,454	11,086
Health care - 0.0%
NMC Health PLC (C)(E)	194	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	4,945	14,921
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	25,059	688

TOTAL COMMON STOCKS (Cost $16,649)		$26,695
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$11,248,200	3,364,997
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	14,619,400	4,454,311
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	15,037,000	4,782,340

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,229,036)		$12,601,648
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2759% (G)(H)	86,625	866,286
18	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $865,947)	$866,286
Total investments (Cost $558,977,837) - 100.0%	$605,836,734
Other assets and liabilities, net - 0.0%	88,972
TOTAL NET ASSETS - 100.0%	$605,925,706
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 82.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	942,100	$50,364,656
Capital Appreciation, Class NAV, JHF II (Jennison)	2,239,543	35,026,450
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,490,610	23,561,169
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,682,700	39,459,310
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,709,733	39,399,513
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,854,913	52,869,868
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,757,843	53,171,220
Financial Industries, Class NAV, JHIT II (MIM US) (B)	491,769	7,863,388
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	486,373	33,783,483
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,422,566	16,885,863
International Growth, Class NAV, JHF III (Wellington)	711,556	18,258,530
International Small Company, Class NAV, JHF II (DFA)	1,497,579	15,469,996
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,818,793	114,051,353
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,571,508	41,041,271
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,015,339	50,627,542
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	496,216	7,830,282
Small Cap Value, Class NAV, JHF II (Wellington)	510,863	8,659,127
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,865,701	149,472,256
Fixed income - 5.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,711,791	22,852,405
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,215,221	9,174,915
High Yield, Class NAV, JHBT (MIM US) (B)	2,251,091	6,775,784
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,094,803	10,148,821
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 3.1%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	880,508	$9,888,101
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,124,811	10,624,054
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	4,063,193	8,207,650

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $729,543,111)		$835,467,007
UNAFFILIATED INVESTMENT COMPANIES - 6.2%
Equity - 6.2%
Fidelity Emerging Markets Index Fund	742,972	7,452,013
Fidelity International Index Fund	185,063	8,969,984
Fidelity Mid Cap Index Fund	688,895	21,479,750
Fidelity Small Cap Index Fund	730,357	18,572,989

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,521,408)		$56,474,736
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,035	0
ICA Gruppen AB (C)(E)	431	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	45,339	20,554
Health care - 0.0%
NMC Health PLC (C)(E)	315	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,028	24,224
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	40,641	1,116

TOTAL COMMON STOCKS (Cost $29,417)		$45,894
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$21,237,300	6,353,322
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	27,526,700	8,386,970
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	28,339,100	9,012,916

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,723,641)		$23,753,208
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	214,021	2,140,293

TOTAL SHORT-TERM INVESTMENTS (Cost $2,139,390)		$2,140,293
Total investments (Cost $814,956,967) - 100.0%		$917,881,138
Other assets and liabilities, net - 0.0%		111,326
TOTAL NET ASSETS - 100.0%		$917,992,464
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	19

MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 74.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	859,629	$45,955,752
Capital Appreciation, Class NAV, JHF II (Jennison)	2,041,948	31,936,065
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,309,184	21,844,882
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,528,495	35,843,201
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,590,524	37,666,226
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,048,633	45,589,160
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,524,871	48,679,517
Financial Industries, Class NAV, JHIT II (MIM US) (B)	500,178	7,997,850
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	224,420	2,596,537
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	368,744	25,612,927
Global Equity, Class NAV, JHF II (MIM US) (B)	204,483	2,582,625
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,407,304	16,704,703
International Growth, Class NAV, JHF III (Wellington)	684,375	17,561,056
International Small Company, Class NAV, JHF II (DFA)	1,532,738	15,833,184
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,406,822	110,075,828
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,247,729	35,873,762
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,633,828	44,221,964
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	402,489	6,351,283
Small Cap Value, Class NAV, JHF II (Wellington)	409,943	6,948,526
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,504,329	145,576,669
Fixed income - 11.7%
Bond, Class NAV, JHSB (MIM US) (B)	3,009,225	40,173,147
Core Bond, Class NAV, JHF II (Allspring Investments)	2,496,492	27,136,870
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,344,695	17,702,448
High Yield, Class NAV, JHBT (MIM US) (B)	4,103,633	12,351,936
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,031,382	9,560,916
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	382,557	3,783,484
Alternative and specialty - 4.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,111,255	23,709,391
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,180,647	10,903,235
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	4,108,485	$8,299,139

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $753,422,674)		$859,072,283
UNAFFILIATED INVESTMENT COMPANIES - 5.5%
Equity - 5.5%
Fidelity Emerging Markets Index Fund	412,980	4,142,189
Fidelity International Index Fund	177,984	8,626,866
Fidelity Mid Cap Index Fund	669,294	20,868,580
Fidelity Small Cap Index Fund	709,341	18,038,537

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $47,438,975)		$51,676,172
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,247	0
ICA Gruppen AB (C)(E)	440	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	49,809	22,581
Health care - 0.0%
NMC Health PLC (C)(E)	321	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,196	24,732
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	41,499	1,140

TOTAL COMMON STOCKS (Cost $31,532)		$48,453
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%
U.S. Government - 3.4%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$29,103,400	8,706,534
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	37,623,800	11,463,404
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	38,772,400	12,331,104

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $43,204,750)		$32,501,042
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	188,280	1,882,878

TOTAL SHORT-TERM INVESTMENTS (Cost $1,881,988)		$1,882,878
Total investments (Cost $845,979,919) - 100.0%		$945,180,828
Other assets and liabilities, net - (0.0%)		(119,429)
TOTAL NET ASSETS - 100.0%		$945,061,399
20	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 65.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	828,948	$44,315,584
Capital Appreciation, Class NAV, JHF II (Jennison)	1,970,548	30,819,369
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,941,187	37,283,632
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,507,114	35,341,834
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,918,691	42,437,773
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,029,274	45,414,346
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,485,501	47,920,463
Financial Industries, Class NAV, JHIT II (MIM US) (B)	555,400	8,880,853
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	421,013	4,871,124
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	317,157	22,029,697
Global Equity, Class NAV, JHF II (MIM US) (B)	503,453	6,358,612
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,522,878	18,076,558
International Growth, Class NAV, JHF III (Wellington)	759,758	19,495,392
International Small Company, Class NAV, JHF II (DFA)	1,662,919	17,177,955
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,843,549	114,290,246
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,153,147	34,364,231
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,575,014	43,234,481
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)(D)	347,291	5,480,254
Small Cap Value, Class NAV, JHF II (Wellington)	361,781	6,132,189
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	13,106,295	141,285,864
Fixed income - 19.3%
Bond, Class NAV, JHSB (MIM US) (B)	5,775,515	77,103,128
Core Bond, Class NAV, JHF II (Allspring Investments)	5,616,443	61,050,739
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,291,272	32,399,103
High Yield, Class NAV, JHBT (MIM US) (B)	7,243,928	21,804,224
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,228,355	11,386,853
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	878,884	8,692,162
Alternative and specialty - 5.8%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,970,029	44,583,420
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,123,050	10,615,252
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	4,483,755	$9,057,186

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $894,579,437)		$1,001,902,524
UNAFFILIATED INVESTMENT COMPANIES - 4.6%
Equity - 4.6%
Fidelity International Index Fund	198,181	9,605,839
Fidelity Mid Cap Index Fund	701,759	21,880,862
Fidelity Small Cap Index Fund	764,407	19,438,874

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $46,085,072)		$50,925,575
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,773	0
ICA Gruppen AB (C)(E)	463	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	52,909	23,986
Health care - 0.0%
NMC Health PLC (C)(E)	338	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,616	26,000
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	43,631	1,198

TOTAL COMMON STOCKS (Cost $33,383)		$51,184
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%
U.S. Government - 4.3%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$42,784,800	12,799,444
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	55,209,600	16,821,532
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	56,904,800	18,097,900

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $63,805,590)		$47,718,876
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	163,010	1,630,169

TOTAL SHORT-TERM INVESTMENTS (Cost $1,629,358)		$1,630,169
Total investments (Cost $1,006,132,840) - 100.0%		$1,102,228,328
Other assets and liabilities, net - 0.0%		43,575
TOTAL NET ASSETS - 100.0%		$1,102,271,903
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	21

MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.8%
Equity - 54.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	644,027	$34,429,700
Capital Appreciation, Class NAV, JHF II (Jennison)	1,533,756	23,987,941
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,734,498	44,788,347
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,180,057	27,672,326
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,759,695	40,125,967
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,860,906	34,863,985
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,969,034	37,962,977
Financial Industries, Class NAV, JHIT II (MIM US) (B)	528,300	8,447,523
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	970,002	11,222,924
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	170,684	11,855,729
Global Equity, Class NAV, JHF II (MIM US) (B)	1,267,860	16,013,068
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,436,984	17,056,997
International Growth, Class NAV, JHF III (Wellington)	702,777	18,033,266
International Small Company, Class NAV, JHF II (DFA)	1,681,150	17,366,277
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,084,435	106,964,799
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,805,615	28,817,616
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,180,678	36,613,589
Small Cap Value, Class NAV, JHF II (Wellington)	329,792	5,589,980
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	11,464,012	123,582,046
Fixed income - 28.1%
Bond, Class NAV, JHSB (MIM US) (B)	6,658,683	88,893,418
Core Bond, Class NAV, JHF II (Allspring Investments)	8,587,387	93,344,892
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,662,963	42,755,367
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,187,643	9,121,101
High Yield, Class NAV, JHBT (MIM US) (B)	9,477,399	28,526,970
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	4,011,302	37,184,765
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,386,117	33,488,693
Alternative and specialty - 7.3%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,908,821	66,356,057
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,262,721	11,313,607
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	4,189,205	$8,462,195

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $967,735,739)		$1,064,842,122
UNAFFILIATED INVESTMENT COMPANIES - 4.2%
Equity - 4.2%
Fidelity International Index Fund	185,281	8,980,557
Fidelity Mid Cap Index Fund	632,391	19,717,949
Fidelity Small Cap Index Fund	824,772	20,973,944

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $44,022,823)		$49,672,450
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	10,893	0
ICA Gruppen AB (C)(E)	468	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	59,458	26,955
Health care - 0.0%
NMC Health PLC (C)(E)	342	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	8,712	26,289
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	44,116	1,211

TOTAL COMMON STOCKS (Cost $36,289)		$54,455
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
U.S. Government - 5.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,981,138	1,932,048
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,672,071	3,518,561
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,654,243	4,386,685
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,282,282	6,101,585
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	47,180,800	14,114,545
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	60,882,700	18,550,040
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	62,739,100	19,953,430

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $87,382,546)		$68,556,894
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	218,460	2,184,683

TOTAL SHORT-TERM INVESTMENTS (Cost $2,183,614)		$2,184,683
Total investments (Cost $1,101,361,011) - 100.0%		$1,185,310,604
Other assets and liabilities, net - 0.0%		148,879
TOTAL NET ASSETS - 100.0%		$1,185,459,483
22	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.0%
Equity - 41.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	263,674	$14,096,012
Capital Appreciation, Class NAV, JHF II (Jennison)	626,924	9,805,087
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,442,967	42,030,471
Disciplined Value, Class NAV, JHF III (Boston Partners)	482,256	11,308,898
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,700,913	24,731,270
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,769,028	15,974,324
Equity Income, Class NAV, JHF II (T. Rowe Price)	810,372	15,623,980
Financial Industries, Class NAV, JHIT II (MIM US) (B)	336,873	5,386,592
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,107,009	12,808,100
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	97,646	6,782,467
Global Equity, Class NAV, JHF II (MIM US) (B)	1,088,769	13,751,147
International Dynamic Growth, Class NAV, JHIT (Axiom)	928,875	11,025,745
International Growth, Class NAV, JHF III (Wellington)	413,633	10,613,828
International Small Company, Class NAV, JHF II (DFA)	1,065,448	11,006,075
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,734,020	64,983,290
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	979,949	15,639,993
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,183,527	19,871,423
Small Cap Value, Class NAV, JHF II (Wellington)	246,119	4,171,724
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,743,920	61,919,461
Fixed income - 39.6%
Bond, Class NAV, JHSB (MIM US) (B)	7,025,852	93,795,125
Core Bond, Class NAV, JHF II (Allspring Investments)	8,417,567	91,498,954
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,472,535	41,317,641
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,613,639	12,392,747
High Yield, Class NAV, JHBT (MIM US) (B)	9,128,293	27,476,162
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,011,121	46,453,096
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,096,345	40,512,855
Alternative and specialty - 8.7%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,723,872	64,279,077
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,554,978	7,774,891
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	2,670,266	$5,393,937

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $754,739,680)		$802,424,372
UNAFFILIATED INVESTMENT COMPANIES - 3.1%
Equity - 3.1%
Fidelity International Index Fund	109,709	5,317,596
Fidelity Mid Cap Index Fund	383,979	11,972,453
Fidelity Small Cap Index Fund	420,350	10,689,490

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $25,137,071)		$27,979,539
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	8,029	0
ICA Gruppen AB (C)(E)	345	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	43,019	19,503
Health care - 0.0%
NMC Health PLC (C)(E)	252	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	6,421	19,373
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	32,516	893

TOTAL COMMON STOCKS (Cost $26,404)		$39,769
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7%
U.S. Government - 6.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$3,192,717	3,113,606
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,990,670	5,740,232
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,592,113	7,155,665
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	10,129,029	9,837,687
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	30,030,100	8,983,765
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	38,818,600	11,827,442
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	40,007,300	12,723,849

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $72,609,404)		$59,382,246
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	217,908	2,179,171

TOTAL SHORT-TERM INVESTMENTS (Cost $2,178,462)		$2,179,171
Total investments (Cost $854,691,021) - 100.0%		$892,005,097
Other assets and liabilities, net - 0.0%		158,668
TOTAL NET ASSETS - 100.0%		$892,163,765
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	23

MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.9%
Equity - 33.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	56,936	$3,043,806
Capital Appreciation, Class NAV, JHF II (Jennison)	135,233	2,115,041
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,104,840	19,911,788
Disciplined Value, Class NAV, JHF III (Boston Partners)	104,196	2,443,402
Disciplined Value International, Class NAV, JHIT (Boston Partners)	738,945	10,744,265
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	564,752	5,099,711
Equity Income, Class NAV, JHF II (T. Rowe Price)	174,999	3,373,983
Financial Industries, Class NAV, JHIT II (MIM US) (B)	170,418	2,724,983
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	538,167	6,226,587
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	58,533	4,065,675
Global Equity, Class NAV, JHF II (MIM US) (B)	516,337	6,521,339
Global Shareholder Yield, Class NAV, JHF III (Epoch)	329,875	3,645,119
International Dynamic Growth, Class NAV, JHIT (Axiom)	430,327	5,107,981
International Growth, Class NAV, JHF III (Wellington)	175,952	4,514,937
International Small Company, Class NAV, JHF II (DFA)	433,889	4,482,076
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,841,449	27,419,985
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	349,871	5,583,945
Mid Value, Class NAV, JHF II (T. Rowe Price)	423,273	7,106,756
Small Cap Value, Class NAV, JHF II (Wellington)	126,389	2,142,291
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,595,601	27,980,581
Fixed income - 47.1%
Bond, Class NAV, JHSB (MIM US) (B)	4,162,055	55,563,440
Core Bond, Class NAV, JHF II (Allspring Investments)	5,242,836	56,989,623
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,053,656	23,055,106
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,172,458	9,004,481
High Yield, Class NAV, JHBT (MIM US) (B)	5,106,336	15,370,070
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,541,949	32,833,868
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,186,030	21,619,839
Alternative and specialty - 8.9%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,033,192	34,062,744
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	732,576	$3,662,878
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	1,349,002	2,724,983

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $395,306,952)		$409,141,283
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	46,600	2,258,722
Fidelity Mid Cap Index Fund	161,931	5,048,994
Fidelity Small Cap Index Fund	135,827	3,454,080

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $9,567,595)		$10,761,796
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	3,589	0
ICA Gruppen AB (C)(E)	154	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	19,966	9,052
Health care - 0.0%
NMC Health PLC (C)(E)	113	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	2,869	8,656
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	14,534	399

TOTAL COMMON STOCKS (Cost $12,117)		$18,107
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.4%
U.S. Government - 7.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,533,486	2,470,709
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,787,272	4,587,142
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,067,497	5,718,695
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	8,037,525	7,806,342
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	11,754,400	3,516,431
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	15,242,200	4,644,068
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	15,712,000	4,997,016

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,382,957)		$33,740,403
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 5.2759% (G)(H)	114,118	1,141,223
24	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,140,839)	$1,141,223
Total investments (Cost $445,410,460) - 100.0%	$454,802,812
Other assets and liabilities, net - 0.0%	100,093
TOTAL NET ASSETS - 100.0%	$454,902,905
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.7%
Equity - 29.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	23,632	$1,263,377
Capital Appreciation, Class NAV, JHF II (Jennison)	56,128	877,835
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	800,091	7,568,862
Disciplined Value, Class NAV, JHF III (Boston Partners)	43,246	1,014,122
Disciplined Value International, Class NAV, JHIT (Boston Partners)	252,211	3,667,144
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	97,808	883,206
Equity Income, Class NAV, JHF II (T. Rowe Price)	72,633	1,400,355
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	171,196	1,980,742
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	19,231	1,335,753
Global Equity, Class NAV, JHF II (MIM US) (B)	200,415	2,531,245
Global Shareholder Yield, Class NAV, JHF III (Epoch)	157,243	1,737,532
International Dynamic Growth, Class NAV, JHIT (Axiom)	134,258	1,593,645
International Growth, Class NAV, JHF III (Wellington)	60,037	1,540,540
International Small Company, Class NAV, JHF II (DFA)	123,991	1,280,823
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	931,475	8,988,736
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	87,503	1,396,555
Mid Value, Class NAV, JHF II (T. Rowe Price)	105,863	1,777,434
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	847,631	9,137,460
Fixed income - 53.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,777,065	23,723,817
Core Bond, Class NAV, JHF II (Allspring Investments)	2,180,416	23,701,119
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,232,032	9,301,839
Floating Rate Income, Class NAV, JHF II (Bain Capital)	580,524	4,458,426
High Yield, Class NAV, JHBT (MIM US) (B)	2,060,208	6,201,226
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,700,848	$15,766,860
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	874,546	8,649,260
Alternative and specialty - 7.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,153,642	12,955,401

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $151,766,503)		$154,733,314
UNAFFILIATED INVESTMENT COMPANIES - 2.3%
Equity - 2.3%
Fidelity International Index Fund	16,945	821,303
Fidelity Mid Cap Index Fund	50,189	1,564,880
Fidelity Small Cap Index Fund	58,847	1,496,481

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,352,067)		$3,882,664
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	1,099	0
ICA Gruppen AB (C)(E)	47	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	5,942	2,694
Health care - 0.0%
NMC Health PLC (C)(E)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	877	2,645
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	4,452	122

TOTAL COMMON STOCKS (Cost $3,638)		$5,461
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,284,854	1,253,017
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,375,330	2,276,030
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,010,553	2,837,485
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,075,011	3,957,801
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	2,886,900	863,641
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	3,762,700	1,146,438
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	3,876,000	1,232,716

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,119,684)		$13,567,128
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2759% (G)(H)	20,647	206,483
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	25

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $206,371)	$206,483
Total investments (Cost $170,448,263) - 100.0%	$172,395,050
Other assets and liabilities, net - 0.0%	54,915
TOTAL NET ASSETS - 100.0%	$172,449,965
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.6%
Equity - 22.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,941	$745,301
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	554,145	5,242,209
Disciplined Value International, Class NAV, JHIT (Boston Partners)	161,508	2,348,330
Equity Income, Class NAV, JHF II (T. Rowe Price)	43,596	840,523
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	127,690	1,477,374
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	12,024	835,157
Global Equity, Class NAV, JHF II (MIM US) (B)	136,044	1,718,237
Global Shareholder Yield, Class NAV, JHF III (Epoch)	139,385	1,540,200
International Dynamic Growth, Class NAV, JHIT (Axiom)	90,387	1,072,900
International Growth, Class NAV, JHF III (Wellington)	37,859	971,467
International Small Company, Class NAV, JHF II (DFA)	59,587	615,534
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	546,159	5,270,436
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	30,215	482,224
Mid Value, Class NAV, JHF II (T. Rowe Price)	36,563	613,888
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	448,976	4,839,966
Fixed income - 59.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,360,230	18,159,073
Core Bond, Class NAV, JHF II (Allspring Investments)	1,744,992	18,968,059
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	938,236	7,083,680
Floating Rate Income, Class NAV, JHF II (Bain Capital)	516,526	3,966,918
High Yield, Class NAV, JHBT (MIM US) (B)	1,564,538	4,709,261
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,552,779	14,394,263
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	662,378	6,550,921
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 7.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	833,488	$9,360,072

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $110,464,738)		$111,805,993
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity International Index Fund	13,101	634,995
Fidelity Mid Cap Index Fund	26,877	838,026
Fidelity Small Cap Index Fund	24,018	610,768

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,723,026)		$2,083,789
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(E)	648	0
ICA Gruppen AB (C)(E)	28	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(I)	2,849	1,292
Health care - 0.0%
NMC Health PLC (C)(E)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(E)(F)	516	1,558
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(E)	2,622	72

TOTAL COMMON STOCKS (Cost $1,865)		$2,922
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,160,275	1,131,525
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,181,158	2,089,976
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,765,341	2,606,370
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,680,457	3,574,596
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	1,039,000	310,826
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	1,405,500	428,235
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	1,419,400	451,423

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,335,478)		$10,592,951
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	29,132	291,328

TOTAL SHORT-TERM INVESTMENTS (Cost $291,183)		$291,328
Total investments (Cost $123,816,290) - 100.0%		$124,776,983
Other assets and liabilities, net - 0.0%		54,473
TOTAL NET ASSETS - 100.0%		$124,831,456
26	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Formerly known as Small Cap Growth Fund.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	Restricted security as to resale, excluding 144A securities.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	27

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$6,585,286	$24,186,775	$34,773,851	$52,196,487
Affiliated investments, at value	71,374,866	257,750,615	370,517,567	553,640,247
Total investments, at value	77,960,152	281,937,390	405,291,418	605,836,734
Dividends and interest receivable	11,053	52,931	82,010	129,066
Receivable for fund shares sold	172,575	296,812	615,130	339,126
Receivable from affiliates	1,569	3,911	4,605	5,590
Other assets	46,350	78,673	79,989	89,488
Total assets	78,191,699	282,369,717	406,073,152	606,400,004
Liabilities
Payable for investments purchased	177,196	318,635	614,224	306,851
Payable for fund shares repurchased	3,068	4,665	50,954	88,155
Payable to affiliates
Accounting and legal services fees	4,065	15,287	22,174	33,547
Transfer agent fees	119	1,208	3,304	7,969
Distribution and service fees	8	297	430	985
Trustees’ fees	27	128	198	311
Other liabilities and accrued expenses	30,014	31,461	32,405	36,480
Total liabilities	214,497	371,681	723,689	474,298
Net assets	$77,977,202	$281,998,036	$405,349,463	$605,925,706
Net assets consist of
Paid-in capital	$74,254,240	$271,653,201	$388,482,388	$577,391,692
Total distributable earnings (loss)	3,722,962	10,344,835	16,867,075	28,534,014
Net assets	$77,977,202	$281,998,036	$405,349,463	$605,925,706
Unaffiliated investments, at cost	$6,385,431	$24,162,740	$35,108,939	$53,155,594
Affiliated investments, at cost	65,384,230	239,274,840	341,106,921	505,822,243
Total investments, at cost	71,769,661	263,437,580	376,215,860	558,977,837
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$905,193	$11,603,707	$33,272,333	$82,874,604
Shares outstanding	74,136	912,321	2,974,528	7,172,390
Net asset value and redemption price per share	$12.21	$12.72	$11.19	$11.55
Class I
Net assets	$156,823	$165,128	$685,550	$947,862
Shares outstanding	12,835	12,937	61,134	81,831
Net asset value, offering price and redemption price per share	$12.22	$12.76	$11.21	$11.58
Class R2
Net assets	$63,116	$1,005,370	$1,218,519	$4,179,530
Shares outstanding	5,167	79,064	109,041	361,898
Net asset value, offering price and redemption price per share	$12.22	$12.72	$11.17	$11.55
Class R4
Net assets	$61,805	$67,572	$48,428	$1,059,494
Shares outstanding	5,060	5,301	4,319	91,674
Net asset value, offering price and redemption price per share	$12.21	$12.75	$11.21	$11.56
Class R5
Net assets	$301,944	$2,749,021	$4,685,860	$4,524,082
Shares outstanding	24,705	215,737	417,463	390,345
Net asset value, offering price and redemption price per share	$12.22	$12.74	$11.22	$11.59
Class R6
Net assets	$5,617,079	$31,324,469	$43,992,369	$59,571,112
Shares outstanding	459,473	2,454,732	3,920,627	5,137,499
Net asset value, offering price and redemption price per share	$12.23	$12.76	$11.22	$11.60
Class 1
Net assets	$70,871,242	$235,082,769	$321,446,404	$452,769,022
Shares outstanding	5,800,614	18,433,842	28,664,835	39,128,060
Net asset value, offering price and redemption price per share	$12.22	$12.75	$11.21	$11.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.85	$13.39	$11.78	$12.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
28	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Continued

	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$80,273,838	$84,225,667	$98,695,635	$118,283,799
Affiliated investments, at value	837,607,300	860,955,161	1,003,532,693	1,067,026,805
Total investments, at value	917,881,138	945,180,828	1,102,228,328	1,185,310,604
Dividends and interest receivable	319,254	465,488	750,541	1,166,774
Receivable for fund shares sold	270,879	400,237	160,579	374,981
Receivable for investments sold	—	1,067,795	332,346	—
Receivable from affiliates	7,775	7,696	8,236	9,034
Other assets	89,499	94,581	101,359	104,737
Total assets	918,568,545	947,216,625	1,103,581,389	1,186,966,130
Liabilities
Payable for investments purchased	382,380	342,724	621,597	1,281,838
Payable for fund shares repurchased	86,219	1,701,781	562,789	89,422
Payable to affiliates
Accounting and legal services fees	51,051	52,933	62,113	67,591
Transfer agent fees	14,542	16,218	18,821	21,986
Distribution and service fees	1,566	1,419	2,165	2,526
Trustees’ fees	496	529	617	683
Other liabilities and accrued expenses	39,827	39,622	41,384	42,601
Total liabilities	576,081	2,155,226	1,309,486	1,506,647
Net assets	$917,992,464	$945,061,399	$1,102,271,903	$1,185,459,483
Net assets consist of
Paid-in capital	$831,250,680	$869,176,666	$1,034,118,052	$1,142,583,754
Total distributable earnings (loss)	86,741,784	75,884,733	68,153,851	42,875,729
Net assets	$917,992,464	$945,061,399	$1,102,271,903	$1,185,459,483
Unaffiliated investments, at cost	$83,274,466	$90,675,257	$109,924,045	$131,441,658
Affiliated investments, at cost	731,682,501	755,304,662	896,208,795	969,919,353
Total investments, at cost	814,956,967	845,979,919	1,006,132,840	1,101,361,011
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$154,246,851	$172,221,957	$198,800,301	$231,544,171
Shares outstanding	15,790,768	17,442,522	20,684,565	24,801,365
Net asset value and redemption price per share	$9.77	$9.87	$9.61	$9.34
Class I
Net assets	$835,329	$832,151	$608,110	$1,632,182
Shares outstanding	84,722	83,471	62,972	175,587
Net asset value, offering price and redemption price per share	$9.86	$9.97	$9.66	$9.30
Class R2
Net assets	$6,920,536	$5,925,505	$9,377,256	$10,085,509
Shares outstanding	703,923	597,542	968,806	1,091,712
Net asset value, offering price and redemption price per share	$9.83	$9.92	$9.68	$9.24
Class R4
Net assets	$363,977	$595,652	$230,997	$1,083,462
Shares outstanding	37,100	60,271	23,849	116,952
Net asset value, offering price and redemption price per share	$9.81	$9.88	$9.69	$9.26
Class R5
Net assets	$5,940,979	$7,242,754	$9,170,395	$9,975,394
Shares outstanding	599,942	725,412	944,712	1,075,068
Net asset value, offering price and redemption price per share	$9.90	$9.98	$9.71	$9.28
Class R6
Net assets	$70,628,326	$68,494,226	$84,414,024	$90,731,531
Shares outstanding	7,160,642	6,888,226	8,708,274	9,780,639
Net asset value, offering price and redemption price per share	$9.86	$9.94	$9.69	$9.28
Class 1
Net assets	$679,056,466	$689,749,154	$799,670,820	$840,407,234
Shares outstanding	68,748,701	69,245,018	82,366,302	90,491,124
Net asset value, offering price and redemption price per share	$9.88	$9.96	$9.71	$9.29
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.28	$10.39	$10.12	$9.83

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	29

STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Continued

	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Assets
Unaffiliated investments, at value	$87,401,554	$44,520,306	$17,455,253	$12,679,662
Affiliated investments, at value	804,603,543	410,282,506	154,939,797	112,097,321
Total investments, at value	892,005,097	454,802,812	172,395,050	124,776,983
Dividends and interest receivable	1,250,611	760,865	327,049	264,034
Receivable for fund shares sold	435,808	106,698	1,555	2,212
Receivable for investments sold	—	650,478	548,288	108,690
Receivable from affiliates	7,258	4,626	3,198	2,903
Other assets	98,153	79,443	63,929	63,149
Total assets	893,796,927	456,404,922	173,339,069	125,217,971
Liabilities
Payable for investments purchased	1,469,230	668,423	290,134	234,540
Payable for fund shares repurchased	51,249	756,574	549,824	110,890
Payable to affiliates
Accounting and legal services fees	51,747	26,953	10,042	7,282
Transfer agent fees	18,546	14,752	7,235	3,680
Distribution and service fees	1,850	1,077	125	65
Trustees’ fees	549	293	103	77
Other liabilities and accrued expenses	39,991	33,945	31,641	29,981
Total liabilities	1,633,162	1,502,017	889,104	386,515
Net assets	$892,163,765	$454,902,905	$172,449,965	$124,831,456
Net assets consist of
Paid-in capital	$890,477,518	$466,295,320	$176,043,660	$130,341,941
Total distributable earnings (loss)	1,686,247	(11,392,415)	(3,593,695)	(5,510,485)
Net assets	$892,163,765	$454,902,905	$172,449,965	$124,831,456
Unaffiliated investments, at cost	$97,772,879	$48,962,669	$18,475,389	$13,060,369
Affiliated investments, at cost	756,918,142	396,447,791	151,972,874	110,755,921
Total investments, at cost	854,691,021	445,410,460	170,448,263	123,816,290
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$194,265,331	$155,931,481	$77,252,433	$38,784,904
Shares outstanding	22,081,244	19,541,794	10,493,973	5,224,312
Net asset value and redemption price per share	$8.80	$7.98	$7.36	$7.42
Class I
Net assets	$2,425,470	$589,095	$180,879	$37,356
Shares outstanding	277,313	73,755	24,620	5,038
Net asset value, offering price and redemption price per share	$8.75	$7.99	$7.35	$7.42[2]
Class R2
Net assets	$7,003,577	$4,374,155	$429,529	$139,727
Shares outstanding	803,947	551,812	58,796	18,838
Net asset value, offering price and redemption price per share	$8.71	$7.93	$7.31	$7.42
Class R4
Net assets	$516,857	$427,804	$17,898	$65,411
Shares outstanding	59,041	54,017	2,429	8,825
Net asset value, offering price and redemption price per share	$8.75	$7.92	$7.37	$7.41
Class R5
Net assets	$7,598,207	$7,398,038	$481,046	$790,803
Shares outstanding	870,278	929,297	65,517	106,698
Net asset value, offering price and redemption price per share	$8.73	$7.96	$7.34	$7.41
Class R6
Net assets	$61,595,144	$25,579,568	$10,224,499	$10,260,845
Shares outstanding	7,062,664	3,222,963	1,390,618	1,382,424
Net asset value, offering price and redemption price per share	$8.72	$7.94	$7.35	$7.42
Class 1
Net assets	$618,759,179	$260,602,764	$83,863,681	$74,752,410
Shares outstanding	70,831,703	32,753,593	11,414,632	10,073,955
Net asset value, offering price and redemption price per share	$8.74	$7.96	$7.35	$7.42
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[3]	$9.26	$8.40	$7.75	$7.81

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	Net asset value, offering price and redemption price per share of $7.42 is calculated using Net assets of $37,356.01 and Shares outstanding of $5,037.55.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
30	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$886,763	$3,408,230	$4,962,970	$7,559,072
Dividends from unaffiliated investments	70,657	274,286	400,392	610,312
Interest	26,259	114,722	169,240	259,621
Other income received from advisor	23,281	89,306	113,001	144,473
Total investment income	1,006,960	3,886,544	5,645,603	8,573,478
Expenses
Investment management fees	65,485	255,588	373,920	569,142
Distribution and service fees	15,787	70,631	122,271	231,186
Accounting and legal services fees	7,717	30,086	44,011	67,040
Transfer agent fees	626	7,171	20,253	48,978
Trustees’ fees	1,219	3,519	4,884	7,436
Custodian fees	15,331	16,102	16,102	16,102
State registration fees	41,597	41,947	41,833	39,422
Printing and postage	6,191	6,581	7,042	8,112
Professional fees	19,616	26,544	28,566	32,524
Other	7,679	10,377	11,301	12,783
Total expenses	181,248	468,546	670,183	1,032,725
Less expense reductions	(164,864)	(390,776)	(527,681)	(753,121)
Net expenses	16,384	77,770	142,502	279,604
Net investment income	990,576	3,808,774	5,503,101	8,293,874
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(48,760)	(308,823)	(494,233)	(791,177)
Affiliated investments	(582,202)	(1,731,948)	(2,899,364)	(5,251,718)
Capital gain distributions received from affiliated investments	1,475,479	5,636,873	8,201,370	12,492,589
	844,517	3,596,102	4,807,773	6,449,694
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	375,112	1,436,940	2,075,621	3,134,962
Affiliated investments	5,334,279	19,121,592	27,729,608	42,556,455
	5,709,391	20,558,532	29,805,229	45,691,417
Net realized and unrealized gain	6,553,908	24,154,634	34,613,002	52,141,111
Increase in net assets from operations	$7,544,484	$27,963,408	$40,116,103	$60,434,985
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	31

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Continued
	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$11,897,862	$13,255,284	$16,735,100	$19,801,566
Dividends from unaffiliated investments	868,022	765,758	697,610	689,633
Interest	495,184	698,016	1,018,658	1,276,776
Other income received from advisor	274,274	231,970	171,997	212,451
Total investment income	13,535,342	14,951,028	18,623,365	21,980,426
Expenses
Investment management fees	910,602	980,103	1,204,310	1,369,745
Distribution and service fees	388,187	419,166	495,604	562,841
Accounting and legal services fees	102,673	107,402	125,582	137,681
Transfer agent fees	89,620	100,868	117,892	139,608
Trustees’ fees	11,238	11,834	13,739	15,039
Custodian fees	16,102	16,102	16,102	16,102
State registration fees	40,961	41,028	42,236	42,740
Printing and postage	8,809	8,843	9,255	9,678
Professional fees	37,767	38,001	40,606	42,571
Other	15,175	15,610	16,820	17,826
Total expenses	1,621,134	1,738,957	2,082,146	2,353,831
Less expense reductions	(1,143,487)	(1,219,184)	(1,468,755)	(1,651,865)
Net expenses	477,647	519,773	613,391	701,966
Net investment income	13,057,695	14,431,255	18,009,974	21,278,460
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,590,342)	(3,913,945)	(5,721,221)	(7,846,483)
Affiliated investments	(6,329,964)	(6,938,075)	(5,572,695)	(5,085,236)
Capital gain distributions received from affiliated investments	17,891,854	16,325,958	16,435,473	14,522,898
	9,971,548	5,473,938	5,141,557	1,591,179
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	4,551,927	6,199,223	7,385,413	9,405,876
Affiliated investments	60,189,568	57,848,970	58,095,688	52,731,878
	64,741,495	64,048,193	65,481,101	62,137,754
Net realized and unrealized gain	74,713,043	69,522,131	70,622,658	63,728,933
Increase in net assets from operations	$87,770,738	$83,953,386	$88,632,632	$85,007,393
32	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Continued
	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Investment income
Dividends from affiliated investments	$16,645,051	$9,174,075	$3,506,184	$2,657,437
Dividends from unaffiliated investments	407,743	164,669	58,122	33,970
Interest	992,023	501,961	174,294	123,169
Other income received from advisor	138,479	77,969	25,159	21,339
Total investment income	18,183,296	9,918,674	3,763,759	2,835,915
Expenses
Investment management fees	1,140,734	627,411	238,339	180,511
Distribution and service fees	459,012	312,610	135,660	77,518
Accounting and legal services fees	106,615	55,971	20,629	15,128
Transfer agent fees	119,358	96,576	46,623	24,054
Trustees’ fees	11,889	6,489	2,657	2,081
Custodian fees	16,102	16,102	16,102	16,102
State registration fees	40,931	40,389	39,766	40,419
Printing and postage	9,364	8,446	7,448	6,897
Professional fees	38,371	30,904	25,517	24,720
Other	16,384	12,529	10,317	9,843
Total expenses	1,958,760	1,207,427	543,058	397,273
Less expense reductions	(1,380,633)	(798,426)	(360,784)	(295,733)
Net expenses	578,127	409,001	182,274	101,540
Net investment income	17,605,169	9,509,673	3,581,485	2,734,375
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(6,413,148)	(3,077,688)	(921,234)	(537,429)
Affiliated investments	(1,801,018)	(2,570,359)	(385,994)	(1,203,779)
Capital gain distributions received from affiliated investments	8,481,458	3,319,396	938,313	523,966
	267,292	(2,328,651)	(368,915)	(1,217,242)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	7,424,879	3,624,447	1,237,691	785,439
Affiliated investments	29,618,616	14,628,010	4,341,318	3,447,903
	37,043,495	18,252,457	5,579,009	4,233,342
Net realized and unrealized gain	37,310,787	15,923,806	5,210,094	3,016,100
Increase in net assets from operations	$54,915,956	$25,433,479	$8,791,579	$5,750,475
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	33

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager 2065 Lifetime Portfolio		Multimanager 2060 Lifetime Portfolio		Multimanager 2055 Lifetime Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$990,576	$522,545	$3,808,774	$2,737,093	$5,503,101	$4,238,323
Net realized gain (loss)	844,517	(1,115,400)	3,596,102	(2,643,685)	4,807,773	(5,050,064)
Change in net unrealized appreciation (depreciation)	5,709,391	5,249,201	20,558,532	22,049,477	29,805,229	34,447,325
Increase in net assets resulting from operations	7,544,484	4,656,346	27,963,408	22,142,885	40,116,103	33,635,584
Distributions to shareholders
From earnings
Class A	(21,987)	(8,169)	(342,405)	(1,133,010)	(919,674)	(3,574,242)
Class I	(5,131)	(4,480)	(3,243)	(5,843)	(10,642)	(11,481)
Class R2	(2,125)	(2,192)	(31,268)	(85,120)	(31,608)	(124,787)
Class R4	(2,142)	(2,240)	(2,240)	(8,223)	(1,466)	(5,675)
Class R5	(9,316)	(4,022)	(83,480)	(173,313)	(138,330)	(399,896)
Class R6	(184,387)	(83,657)	(1,021,807)	(2,198,298)	(1,317,516)	(3,954,395)
Class 1	(2,292,529)	(1,495,583)	(7,765,378)	(21,003,115)	(9,752,951)	(33,044,014)
Total distributions	(2,517,617)	(1,600,343)	(9,249,821)	(24,606,922)	(12,172,187)	(41,114,490)
Portfolio share transactions
From portfolio share transactions	15,516,298	24,781,433	21,895,773	53,371,633	16,333,415	57,280,626
Total increase	20,543,165	27,837,436	40,609,360	50,907,596	44,277,331	49,801,720
Net assets
Beginning of period	57,434,037	29,596,601	241,388,676	190,481,080	361,072,132	311,270,412
End of period	$77,977,202	$57,434,037	$281,998,036	$241,388,676	$405,349,463	$361,072,132
34	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2050 Lifetime Portfolio		Multimanager 2045 Lifetime Portfolio		Multimanager 2040 Lifetime Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,293,874	$6,510,938	$13,057,695	$11,327,522	$14,431,255	$13,992,817
Net realized gain (loss)	6,449,694	(5,438,531)	9,971,548	1,822,802	5,473,938	(3,170,713)
Change in net unrealized appreciation (depreciation)	45,691,417	51,862,616	64,741,495	68,295,061	64,048,193	66,910,563
Increase in net assets resulting from operations	60,434,985	52,935,023	87,770,738	81,445,385	83,953,386	77,732,667
Distributions to shareholders
From earnings
Class A	(2,278,120)	(11,152,688)	(4,538,034)	(25,774,536)	(4,620,789)	(28,342,793)
Class I	(10,457)	(20,774)	(18,531)	(58,260)	(19,928)	(98,153)
Class R2	(106,965)	(621,436)	(189,269)	(1,111,913)	(149,852)	(935,236)
Class R4	(30,520)	(221,142)	(10,773)	(48,987)	(16,588)	(75,603)
Class R5	(126,454)	(448,397)	(181,401)	(888,773)	(206,516)	(911,042)
Class R6	(1,763,101)	(7,020,412)	(2,258,363)	(12,102,926)	(2,025,696)	(12,455,339)
Class 1	(13,749,098)	(58,126,941)	(21,938,361)	(115,046,760)	(20,672,149)	(114,920,501)
Total distributions	(18,064,715)	(77,611,790)	(29,134,732)	(155,032,155)	(27,711,518)	(157,738,667)
Portfolio share transactions
From portfolio share transactions	8,124,436	81,848,242	(2,794,696)	124,230,799	(22,765,271)	122,920,339
Total increase	50,494,706	57,171,475	55,841,310	50,644,029	33,476,597	42,914,339
Net assets
Beginning of period	555,431,000	498,259,525	862,151,154	811,507,125	911,584,802	868,670,463
End of period	$605,925,706	$555,431,000	$917,992,464	$862,151,154	$945,061,399	$911,584,802
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	35

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2035 Lifetime Portfolio		Multimanager 2030 Lifetime Portfolio		Multimanager 2025 Lifetime Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$18,009,974	$19,117,114	$21,278,460	$25,869,493	$17,605,169	$25,233,355
Net realized gain (loss)	5,141,557	(7,566,141)	1,591,179	(19,203,821)	267,292	(17,511,673)
Change in net unrealized appreciation (depreciation)	65,481,101	68,092,995	62,137,754	71,427,858	37,043,495	45,118,106
Increase in net assets resulting from operations	88,632,632	79,643,968	85,007,393	78,093,530	54,915,956	52,839,788
Distributions to shareholders
From earnings
Class A	(4,865,115)	(30,272,074)	(6,308,326)	(32,082,259)	(6,502,792)	(27,179,952)
Class I	(6,715)	(15,063)	(45,127)	(281,455)	(81,049)	(308,913)
Class R2	(222,698)	(1,363,042)	(265,757)	(1,298,285)	(237,128)	(1,085,877)
Class R4	(5,861)	(28,822)	(30,063)	(123,134)	(17,372)	(94,710)
Class R5	(240,087)	(1,312,676)	(309,429)	(1,277,495)	(282,941)	(975,359)
Class R6	(2,289,379)	(13,428,691)	(2,685,925)	(13,467,532)	(2,269,596)	(9,188,003)
Class 1	(21,930,521)	(123,505,373)	(25,822,991)	(126,482,435)	(23,169,372)	(97,655,814)
Total distributions	(29,560,376)	(169,925,741)	(35,467,618)	(175,012,595)	(32,560,250)	(136,488,628)
Portfolio share transactions
From portfolio share transactions	(19,466,357)	123,591,569	(35,611,475)	88,329,424	(52,043,124)	(15,410,595)
Total increase (decrease)	39,605,899	33,309,796	13,928,300	(8,589,641)	(29,687,418)	(99,059,435)
Net assets
Beginning of period	1,062,666,004	1,029,356,208	1,171,531,183	1,180,120,824	921,851,183	1,020,910,618
End of period	$1,102,271,903	$1,062,666,004	$1,185,459,483	$1,171,531,183	$892,163,765	$921,851,183
36	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager 2020 Lifetime Portfolio		Multimanager 2015 Lifetime Portfolio		Multimanager 2010 Lifetime Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$9,509,673	$15,187,187	$3,581,485	$5,776,194	$2,734,375	$4,686,559
Net realized loss	(2,328,651)	(9,177,376)	(368,915)	(2,147,567)	(1,217,242)	(2,386,051)
Change in net unrealized appreciation (depreciation)	18,252,457	18,809,561	5,579,009	4,737,211	4,233,342	3,647,280
Increase in net assets resulting from operations	25,433,479	24,819,372	8,791,579	8,365,838	5,750,475	5,947,788
Distributions to shareholders
From earnings
Class A	(5,105,759)	(20,696,786)	(2,601,798)	(9,295,874)	(1,441,065)	(3,789,740)
Class I	(18,855)	(58,941)	(5,784)	(88,168)	(2,142)	(40,247)
Class R2	(137,170)	(658,324)	(17,175)	(63,668)	(4,889)	(51,882)
Class R4	(13,658)	(37,351)	(663)	(2,231)	(2,436)	(5,258)
Class R5	(285,313)	(939,893)	(17,482)	(61,495)	(40,981)	(154,650)
Class R6	(968,276)	(4,137,884)	(376,746)	(1,160,167)	(415,506)	(952,770)
Class 1	(9,584,119)	(40,183,832)	(3,158,596)	(11,151,614)	(3,014,709)	(8,189,002)
Total distributions	(16,113,150)	(66,713,011)	(6,178,244)	(21,823,217)	(4,921,728)	(13,183,549)
Portfolio share transactions
From portfolio share transactions	(44,099,494)	(18,545,778)	(5,655,297)	(8,483,329)	(6,601,525)	(5,693,384)
Total decrease	(34,779,165)	(60,439,417)	(3,041,962)	(21,940,708)	(5,772,778)	(12,929,145)
Net assets
Beginning of period	489,682,070	550,121,487	175,491,927	197,432,635	130,604,234	143,533,379
End of period	$454,902,905	$489,682,070	$172,449,965	$175,491,927	$124,831,456	$130,604,234
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	37

Financial highlights
Multimanager 2065 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	11.37	0.14[7]	1.10	1.24	(0.16)	(0.24)	(0.40)	12.21	11.02[8]	0.94[9]	0.42[9]	1.14[7,9]	905	8
08-31-2023	10.73	0.08[7]	0.98	1.06	(0.08)	(0.34)	(0.42)	11.37	10.36	1.11	0.42	0.77[7]	461	18
08-31-2022	13.58	0.10[7]	(2.53)	(2.43)	(0.10)	(0.32)	(0.42)	10.73	(18.51)	1.40	0.42	0.80[7]	190	52
08-31-2021[10]	10.00	0.06[7]	3.62	3.68	(0.05)	(0.05)	(0.10)	13.58	36.98[8]	5.26[9]	0.42[9]	0.51[7,9]	146	33
Class I
02-29-2024[6]	11.40	0.17	1.08	1.25	(0.19)	(0.24)	(0.43)	12.22	11.12[8]	0.64[9]	0.12[9]	1.71[7,9]	157	8
08-31-2023	10.75	0.15[7]	0.95	1.10	(0.11)	(0.34)	(0.45)	11.40	10.79	0.81	0.12	1.40[7]	124	18
08-31-2022	13.61	0.15[7]	(2.55)	(2.40)	(0.14)	(0.32)	(0.46)	10.75	(18.29)	1.10	0.12	1.19[7]	54	52
08-31-2021[10]	10.00	0.13[7]	3.59	3.72	(0.06)	(0.05)	(0.11)	13.61	37.39[8]	4.96[9]	0.12[9]	1.13[7,9]	68	33
Class R2
02-29-2024[6]	11.38	0.16[7]	1.09	1.25	(0.17)	(0.24)	(0.41)	12.22	11.08[8]	0.78[9]	0.26[9]	1.55[7,9]	63	8
08-31-2023	10.74	0.12[7]	0.96	1.08	(0.10)	(0.34)	(0.44)	11.38	10.55	0.95	0.26	1.14[7]	58	18
08-31-2022	13.59	0.13[7]	(2.54)	(2.41)	(0.12)	(0.32)	(0.44)	10.74	(18.36)	1.25	0.26	1.05[7]	54	52
08-31-2021[10]	10.00	0.11[7]	3.59	3.70	(0.06)	(0.05)	(0.11)	13.59	37.14[8]	5.11[9]	0.26[9]	0.98[7,9]	68	33
Class R4
02-29-2024[6]	11.39	0.17[7]	1.08	1.25	(0.19)	(0.24)	(0.43)	12.21	11.10[8]	0.77[9]	0.15[9]	1.66[7,9]	62	8
08-31-2023	10.75	0.14[7]	0.95	1.09	(0.11)	(0.34)	(0.45)	11.39	10.66	0.95	0.16	1.25[7]	57	18
08-31-2022	13.60	0.14[7]	(2.54)	(2.40)	(0.13)	(0.32)	(0.45)	10.75	(18.26)	1.25	0.16	1.15[7]	54	52
08-31-2021[10]	10.00	0.12[7]	3.59	3.71	(0.06)	(0.05)	(0.11)	13.60	37.28[8]	5.11[9]	0.16[9]	1.09[7,9]	68	33
Class R5
02-29-2024[6]	11.40	0.18[7]	1.08	1.26	(0.20)	(0.24)	(0.44)	12.22	11.19[8]	0.55[9]	0.04[9]	1.79[7,9]	302	8
08-31-2023	10.76	0.13[7]	0.97	1.10	(0.12)	(0.34)	(0.46)	11.40	10.82	0.72	0.03	1.17[7]	192	18
08-31-2022	13.62	0.15[7]	(2.54)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.19)	1.00	0.01	1.21[7]	76	52
08-31-2021[10]	10.00	0.14[7]	3.59	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	1.23[7,9]	68	33
Class R6
02-29-2024[6]	11.41	0.18[7]	1.08	1.26	(0.20)	(0.24)	(0.44)	12.23	11.23[8]	0.52[9]	0.01[9]	1.81[7,9]	5,617	8
08-31-2023	10.76	0.12[7]	0.99	1.11	(0.12)	(0.34)	(0.46)	11.41	10.90	0.70	0.01	1.13[7]	3,987	18
08-31-2022	13.62	0.14[7]	(2.53)	(2.39)	(0.15)	(0.32)	(0.47)	10.76	(18.20)	1.00	0.01	1.16[7]	1,601	52
08-31-2021[10]	10.00	0.11[7]	3.62	3.73	(0.06)	(0.05)	(0.11)	13.62	37.53[8]	4.86[9]	0.01[9]	0.98[7,9]	197	33
Class 1
02-29-2024[6]	11.40	0.18[7]	1.08	1.26	(0.20)	(0.24)	(0.44)	12.22	11.20[8]	0.56[9]	0.05[9]	1.78[7,9]	70,871	8
08-31-2023	10.76	0.14[7]	0.96	1.10	(0.12)	(0.34)	(0.46)	11.40	10.76	0.74	0.05	1.25[7]	52,555	18
08-31-2022	13.61	0.12[7]	(2.51)	(2.39)	(0.14)	(0.32)	(0.46)	10.76	(18.17)	1.04	0.05	1.05[7]	27,569	52
08-31-2021[10]	10.00	0.05[7]	3.67	3.72	(0.06)	(0.05)	(0.11)	13.61	37.41[8]	4.90[9]	0.05[9]	0.42[7,9]	10,959	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.007, $0.01 and $0.01 per share and 0.07%, 0.06%, 0.08% and 0.11%, for the periods ended 2-29-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[8] Not annualized.
[9] Annualized.
[10] Period from 9-23-20 (commencement of operations) to 8-31-21.
38	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2060 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	11.83	0.16[7]	1.13	1.29	(0.18)	(0.22)	(0.40)	12.72	11.04[8]	0.74[9]	0.42[9]	1.36[7,9]	11,604	6
08-31-2023	12.21	0.11[7]	0.97	1.08	(0.09)	(1.37)	(1.46)	11.83	10.34	0.75	0.42	0.98[7]	10,101	14
08-31-2022	16.34	0.12[7]	(2.90)	(2.78)	(0.14)	(1.21)	(1.35)	12.21	(18.57)	0.73	0.42	0.88[7]	9,500	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.12)	(0.39)	(0.51)	16.34	29.07	0.71	0.42	0.69[7]	12,113	19
08-31-2020	11.88	0.14[7]	1.85	1.99	(0.18)	(0.57)	(0.75)	13.12	17.20	0.84	0.43	1.20[7]	5,383	27
08-31-2019	12.91	0.14[7]	(0.41)	(0.27)	(0.16)	(0.60)	(0.76)	11.88	(1.30)	0.88	0.41	1.22[7]	2,136	27
Class I
02-29-2024[6]	11.88	0.15[7]	1.16	1.31	(0.21)	(0.22)	(0.43)	12.76	11.22[8]	0.43[9]	0.12[9]	1.27[7,9]	165	6
08-31-2023	12.26	0.16[7]	0.96	1.12	(0.13)	(1.37)	(1.50)	11.88	10.69	0.45	0.12	1.35[7]	47	14
08-31-2022	16.39	0.18[7]	(2.91)	(2.73)	(0.18)	(1.22)	(1.40)	12.26	(18.26)	0.43	0.12	1.23[7]	48	49
08-31-2021	13.16	0.16[7]	3.62	3.78	(0.16)	(0.39)	(0.55)	16.39	29.38	0.41	0.11	1.10[7]	66	19
08-31-2020	11.91	0.22[7]	1.82	2.04	(0.22)	(0.57)	(0.79)	13.16	17.60	0.54	0.13	1.82[7]	53	27
08-31-2019	12.95	0.20[7]	(0.45)	(0.25)	(0.19)	(0.60)	(0.79)	11.91	(1.06)	0.59	0.13	1.66[7]	47	27
Class R2
02-29-2024[6]	11.83	0.15[7]	1.13	1.28	(0.17)	(0.22)	(0.39)	12.72	10.96[8]	0.82[9]	0.51[9]	1.32[7,9]	1,005	6
08-31-2023	12.20	0.10[7]	0.98	1.08	(0.08)	(1.37)	(1.45)	11.83	10.32	0.83	0.50	0.83[7]	915	14
08-31-2022	16.33	0.10[7]	(2.89)	(2.79)	(0.12)	(1.22)	(1.34)	12.20	(18.65)	0.83	0.51	0.71[7]	706	49
08-31-2021	13.12	0.10[7]	3.63	3.73	(0.13)	(0.39)	(0.52)	16.33	29.02	0.78	0.49	0.65[7]	646	19
08-31-2020	11.88	0.17[7]	1.83	2.00	(0.19)	(0.57)	(0.76)	13.12	17.24	0.83	0.41	1.43[7]	156	27
08-31-2019	12.92	0.16[7]	(0.43)	(0.27)	(0.17)	(0.60)	(0.77)	11.88	(1.27)	0.83	0.36	1.31[7]	95	27
Class R4
02-29-2024[6]	11.87	0.17[7]	1.14	1.31	(0.21)	(0.22)	(0.43)	12.75	11.16[8]	0.59[9]	0.18[9]	1.63[7,9]	68	6
08-31-2023	12.24	0.15[7]	0.96	1.11	(0.11)	(1.37)	(1.48)	11.87	10.60	0.62	0.19	1.26[7]	64	14
08-31-2022	16.37	0.17[7]	(2.91)	(2.74)	(0.17)	(1.22)	(1.39)	12.24	(18.36)	0.62	0.21	1.16[7]	72	49
08-31-2021	13.14	0.14[7]	3.63	3.77	(0.15)	(0.39)	(0.54)	16.37	29.37	0.58	0.18	0.96[7]	152	19
08-31-2020	11.90	0.21[7]	1.82	2.03	(0.22)	(0.57)	(0.79)	13.14	17.47	0.68	0.16	1.75[7]	74	27
08-31-2019	12.93	0.19[7]	(0.43)	(0.24)	(0.19)	(0.60)	(0.79)	11.90	(1.00)	0.73	0.16	1.59[7]	55	27
Class R5
02-29-2024[6]	11.87	0.17[7]	1.14	1.31	(0.22)	(0.22)	(0.44)	12.74	11.20[8]	0.37[9]	0.06[9]	1.63[7,9]	2,749	6
08-31-2023	12.26	0.12[7]	0.99	1.11	(0.13)	(1.37)	(1.50)	11.87	10.67	0.39	0.06	1.04[7]	2,835	14
08-31-2022	16.39	0.17[7]	(2.89)	(2.72)	(0.19)	(1.22)	(1.41)	12.26	(18.21)	0.37	0.06	1.27[7]	1,261	49
08-31-2021	13.15	0.17[7]	3.62	3.79	(0.16)	(0.39)	(0.55)	16.39	29.53	0.36	0.06	1.17[7]	424	19
08-31-2020	11.90	0.18[7]	1.87	2.05	(0.23)	(0.57)	(0.80)	13.15	17.67	0.48	0.06	1.55[7]	382	27
08-31-2019	12.94	0.17[7]	(0.41)	(0.24)	(0.20)	(0.60)	(0.80)	11.90	(0.96)	0.53	0.06	1.44[7]	168	27
Class R6
02-29-2024[6]	11.89	0.18[7]	1.14	1.32	(0.23)	(0.22)	(0.45)	12.76	11.23[8]	0.32[9]	0.01[9]	1.80[7,9]	31,324	6
08-31-2023	12.27	0.15[7]	0.98	1.13	(0.14)	(1.37)	(1.51)	11.89	10.81	0.34	0.01	1.28[7]	25,496	14
08-31-2022	16.41	0.17[7]	(2.89)	(2.72)	(0.20)	(1.22)	(1.42)	12.27	(18.21)	0.32	0.01	1.25[7]	16,811	49
08-31-2021	13.17	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.41	29.54	0.31	0.01	1.16[7]	10,594	19
08-31-2020	11.92	0.19[7]	1.87	2.06	(0.24)	(0.57)	(0.81)	13.17	17.71	0.43	—	1.61[7]	3,805	27
08-31-2019	12.95	0.22[7]	(0.45)	(0.23)	(0.20)	(0.60)	(0.80)	11.92	(0.86)	0.48	—	1.84[7]	1,611	27
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	39

Financial highlights continued
Multimanager 2060 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	11.88	0.18[7]	1.13	1.31	(0.22)	(0.22)	(0.44)	12.75	11.20[8]	0.36[9]	0.05[9]	1.78[7,9]	235,083	6
08-31-2023	12.26	0.15[7]	0.97	1.12	(0.13)	(1.37)	(1.50)	11.88	10.76	0.38	0.05	1.32[7]	201,931	14
08-31-2022	16.40	0.17[7]	(2.90)	(2.73)	(0.19)	(1.22)	(1.41)	12.26	(18.26)	0.36	0.05	1.21[7]	162,083	49
08-31-2021	13.16	0.17[7]	3.63	3.80	(0.17)	(0.39)	(0.56)	16.40	29.52	0.35	0.05	1.12[7]	183,616	19
08-31-2020	11.91	0.21[7]	1.84	2.05	(0.23)	(0.57)	(0.80)	13.16	17.66	0.47	0.05	1.74[7]	128,704	27
08-31-2019	12.94	0.18[7]	(0.41)	(0.23)	(0.20)	(0.60)	(0.80)	11.91	(0.92)	0.52	0.05	1.55[7]	79,730	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.007, $0.01, $0.02, $0.01, and $0.02 per share and 0.07%, 0.06%, 0.09%, 0.12%, 0.13%, and 0.17%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
40	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2055 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	10.37	0.14[7]	0.99	1.13	(0.15)	(0.16)	(0.31)	11.19	11.07[8]	0.71[9]	0.42[9]	1.36[7,9]	33,272	7
08-31-2023	10.79	0.10[7]	0.84	0.94	(0.07)	(1.29)	(1.36)	10.37	10.28	0.71	0.42	0.96[7]	30,960	16
08-31-2022	14.51	0.11[7]	(2.56)	(2.45)	(0.12)	(1.15)	(1.27)	10.79	(18.54)	0.69	0.42	0.87[7]	29,003	48
08-31-2021	11.72	0.09[7]	3.21	3.30	(0.10)	(0.41)	(0.51)	14.51	28.87	0.66	0.42	0.71[7]	38,649	20
08-31-2020	10.83	0.14[7]	1.67	1.81	(0.17)	(0.75)	(0.92)	11.72	17.26	0.71	0.43	1.34[7]	23,530	30
08-31-2019	12.19	0.14[7]	(0.45)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.30)	0.68	0.41	1.25[7]	13,755	29
Class I
02-29-2024[6]	10.41	0.14[7]	1.00	1.14	(0.18)	(0.16)	(0.34)	11.21	11.14[8]	0.41[9]	0.12[9]	1.40[7,9]	686	7
08-31-2023	10.83	0.13[7]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.63	0.41	0.11	1.30[7]	79	16
08-31-2022	14.56	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.83	(18.29)	0.39	0.12	1.17[7]	101	48
08-31-2021	11.75	0.13[7]	3.22	3.35	(0.13)	(0.41)	(0.54)	14.56	29.27	0.36	0.11	0.95[7]	135	20
08-31-2020	10.86	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.75	17.57	0.41	0.13	1.80[7]	69	30
08-31-2019	12.22	0.18[7]	(0.45)	(0.27)	(0.20)	(0.89)	(1.09)	10.86	(1.01)	0.39	0.13	1.62[7]	57	29
Class R2
02-29-2024[6]	10.36	0.13[7]	0.99	1.12	(0.15)	(0.16)	(0.31)	11.17	10.89[8]	0.79[9]	0.50[9]	1.23[7,9]	1,219	7
08-31-2023	10.78	0.09[7]	0.84	0.93	(0.06)	(1.29)	(1.35)	10.36	10.18	0.80	0.51	0.87[7]	1,041	16
08-31-2022	14.50	0.10[7]	(2.56)	(2.46)	(0.11)	(1.15)	(1.26)	10.78	(18.61)	0.78	0.51	0.78[7]	936	48
08-31-2021	11.71	0.10[7]	3.19	3.29	(0.09)	(0.41)	(0.50)	14.50	28.79	0.75	0.51	0.78[7]	1,054	20
08-31-2020	10.83	0.14[7]	1.65	1.79	(0.16)	(0.75)	(0.91)	11.71	17.07	0.80	0.52	1.35[7]	806	30
08-31-2019	12.19	0.11[7]	(0.42)	(0.31)	(0.16)	(0.89)	(1.05)	10.83	(1.35)	0.78	0.51	1.05[7]	602	29
Class R4
02-29-2024[6]	10.41	0.15[7]	0.99	1.14	(0.18)	(0.16)	(0.34)	11.21	11.12[8]	0.55[9]	0.16[9]	1.67[7,9]	48	7
08-31-2023	10.83	0.13[7]	0.84	0.97	(0.10)	(1.29)	(1.39)	10.41	10.56	0.56	0.16	1.29[7]	44	16
08-31-2022	14.55	0.15[7]	(2.58)	(2.43)	(0.14)	(1.15)	(1.29)	10.83	(18.27)	0.53	0.16	1.19[7]	44	48
08-31-2021	11.74	0.14[7]	3.20	3.34	(0.12)	(0.41)	(0.53)	14.55	29.19	0.50	0.16	1.05[7]	59	20
08-31-2020	10.85	0.19[7]	1.65	1.84	(0.20)	(0.75)	(0.95)	11.74	17.53	0.55	0.16	1.83[7]	48	30
08-31-2019	12.22	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.85	(1.04)	0.53	0.16	1.65[7]	44	29
Class R5
02-29-2024[6]	10.42	0.16[7]	0.99	1.15	(0.19)	(0.16)	(0.35)	11.22	11.19[8]	0.35[9]	0.06[9]	1.69[7,9]	4,686	7
08-31-2023	10.85	0.12[7]	0.85	0.97	(0.11)	(1.29)	(1.40)	10.42	10.59	0.35	0.06	1.19[7]	4,522	16
08-31-2022	14.58	0.16[7]	(2.57)	(2.41)	(0.17)	(1.15)	(1.32)	10.85	(18.21)	0.33	0.06	1.32[7]	2,940	48
08-31-2021	11.76	0.16[7]	3.21	3.37	(0.14)	(0.41)	(0.55)	14.58	29.41	0.30	0.06	1.17[7]	1,337	20
08-31-2020	10.86	0.17[7]	1.69	1.86	(0.21)	(0.75)	(0.96)	11.76	17.72	0.35	0.06	1.59[7]	195	30
08-31-2019	12.23	0.18[7]	(0.46)	(0.28)	(0.20)	(0.89)	(1.09)	10.86	(0.97)	0.33	0.06	1.61[7]	97	29
Class R6
02-29-2024[6]	10.42	0.16[7]	1.00	1.16	(0.20)	(0.16)	(0.36)	11.22	11.24[8]	0.29[9]	0.01[9]	1.75[7,9]	43,992	7
08-31-2023	10.85	0.13[7]	0.84	0.97	(0.11)	(1.29)	(1.40)	10.42	10.66	0.30	0.01	1.29[7]	38,922	16
08-31-2022	14.58	0.16[7]	(2.56)	(2.40)	(0.18)	(1.15)	(1.33)	10.85	(18.17)	0.28	0.01	1.27[7]	31,635	48
08-31-2021	11.76	0.15[7]	3.23	3.38	(0.15)	(0.41)	(0.56)	14.58	29.47	0.25	0.01	1.11[7]	25,449	20
08-31-2020	10.87	0.18[7]	1.68	1.86	(0.22)	(0.75)	(0.97)	11.76	17.68	0.30	—	1.74[7]	10,042	30
08-31-2019	12.23	0.18[7]	(0.44)	(0.26)	(0.21)	(0.89)	(1.10)	10.87	(0.80)	0.28	—	1.65[7]	5,437	29
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	41

Financial highlights continued
Multimanager 2055 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	10.42	0.16[7]	0.98	1.14	(0.19)	(0.16)	(0.35)	11.21	11.10[8]	0.34[9]	0.05[9]	1.77[7,9]	321,446	7
08-31-2023	10.84	0.14[7]	0.84	0.98	(0.11)	(1.29)	(1.40)	10.42	10.72	0.35	0.05	1.33[7]	285,504	16
08-31-2022	14.57	0.15[7]	(2.56)	(2.41)	(0.17)	(1.15)	(1.32)	10.84	(18.22)	0.32	0.05	1.22[7]	246,611	48
08-31-2021	11.75	0.15[7]	3.22	3.37	(0.14)	(0.41)	(0.55)	14.57	29.44	0.29	0.05	1.14[7]	292,979	20
08-31-2020	10.86	0.19[7]	1.66	1.85	(0.21)	(0.75)	(0.96)	11.75	17.63	0.34	0.05	1.81[7]	235,255	30
08-31-2019	12.23	0.18[7]	(0.45)	(0.27)	(0.21)	(0.89)	(1.10)	10.86	(0.94)	0.31	0.05	1.63[7]	186,409	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.005, $0.01, $0.02, $0.01, and $0.02 per share and 0.06%, 0.05%, 0.08%, 0.11%, 0.12%, and 0.16%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
42	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2050 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	10.71	0.14[7]	1.02	1.16	(0.18)	(0.14)	(0.32)	11.55	10.94[8]	0.69[9]	0.42[9]	1.37[7,9]	82,875	8
08-31-2023	11.48	0.10[7]	0.87	0.97	(0.08)	(1.66)	(1.74)	10.71	10.35	0.69	0.42	0.96[7]	77,455	17
08-31-2022	15.43	0.12[7]	(2.73)	(2.61)	(0.12)	(1.22)	(1.34)	11.48	(18.56)	0.66	0.42	0.88[7]	74,589	48
08-31-2021	12.51	0.10[7]	3.42	3.52	(0.12)	(0.48)	(0.60)	15.43	28.92	0.63	0.42	0.75[7]	99,779	19
08-31-2020	11.65	0.16[7]	1.77	1.93	(0.18)	(0.89)	(1.07)	12.51	17.20	0.66	0.43	1.42[7]	73,101	31
08-31-2019	13.29	0.15[7]	(0.51)	(0.36)	(0.16)	(1.12)	(1.28)	11.65	(1.33)	0.62	0.41	1.28[7]	54,552	31
Class I
02-29-2024[6]	10.75	0.12[7]	1.06	1.18	(0.21)	(0.14)	(0.35)	11.58	11.11[8]	0.39[9]	0.12[9]	0.96[7,9]	948	8
08-31-2023	11.52	0.14[7]	0.86	1.00	(0.11)	(1.66)	(1.77)	10.75	10.69	0.39	0.12	1.28[7]	151	17
08-31-2022	15.48	0.18[7]	(2.75)	(2.57)	(0.17)	(1.22)	(1.39)	11.52	(18.31)	0.36	0.12	1.32[7]	134	48
08-31-2021	12.55	0.09[7]	3.48	3.57	(0.16)	(0.48)	(0.64)	15.48	29.32	0.33	0.11	0.64[7]	187	19
08-31-2020	11.68	0.18[7]	1.80	1.98	(0.22)	(0.89)	(1.11)	12.55	17.49	0.36	0.13	1.53[7]	67	31
08-31-2019	13.32	0.27[7]	(0.59)	(0.32)	(0.20)	(1.12)	(1.32)	11.68	(0.96)	0.33	0.13	2.33[7]	56	31
Class R2
02-29-2024[6]	10.70	0.13[7]	1.03	1.16	(0.17)	(0.14)	(0.31)	11.55	10.95[8]	0.76[9]	0.49[9]	1.21[7,9]	4,180	8
08-31-2023	11.47	0.09[7]	0.87	0.96	(0.07)	(1.66)	(1.73)	10.70	10.23	0.78	0.50	0.87[7]	3,853	17
08-31-2022	15.42	0.10[7]	(2.72)	(2.62)	(0.11)	(1.22)	(1.33)	11.47	(18.64)	0.75	0.51	0.75[7]	3,904	48
08-31-2021	12.51	0.10[7]	3.41	3.51	(0.12)	(0.48)	(0.60)	15.42	28.78	0.72	0.51	0.71[7]	5,393	19
08-31-2020	11.65	0.15[7]	1.78	1.93	(0.18)	(0.89)	(1.07)	12.51	17.12	0.75	0.51	1.27[7]	1,358	31
08-31-2019	13.29	0.12[7]	(0.49)	(0.37)	(0.15)	(1.12)	(1.27)	11.65	(1.44)	0.71	0.50	1.05[7]	1,264	31
Class R4
02-29-2024[6]	10.72	0.13[7]	1.04	1.17	(0.19)	(0.14)	(0.33)	11.56	11.09[8]	0.62[9]	0.25[9]	1.23[7,9]	1,059	8
08-31-2023	11.50	0.12[7]	0.86	0.98	(0.10)	(1.66)	(1.76)	10.72	10.45	0.63	0.26	1.12[7]	1,607	17
08-31-2022	15.45	0.14[7]	(2.72)	(2.58)	(0.15)	(1.22)	(1.37)	11.50	(18.39)	0.60	0.26	1.05[7]	1,333	48
08-31-2021	12.52	0.14[7]	3.41	3.55	(0.14)	(0.48)	(0.62)	15.45	29.16	0.57	0.26	0.96[7]	1,476	19
08-31-2020	11.66	0.19[7]	1.76	1.95	(0.20)	(0.89)	(1.09)	12.52	17.37	0.60	0.26	1.67[7]	1,073	31
08-31-2019	13.30	0.18[7]	(0.52)	(0.34)	(0.18)	(1.12)	(1.30)	11.66	(1.13)	0.57	0.26	1.50[7]	776	31
Class R5
02-29-2024[6]	10.76	0.15[7]	1.03	1.18	(0.21)	(0.14)	(0.35)	11.59	11.16[8]	0.33[9]	0.06[9]	1.59[7,9]	4,524	8
08-31-2023	11.54	0.12[7]	0.88	1.00	(0.12)	(1.66)	(1.78)	10.76	10.67	0.33	0.06	1.11[7]	4,682	17
08-31-2022	15.49	0.16[7]	(2.71)	(2.55)	(0.18)	(1.22)	(1.40)	11.54	(18.19)	0.30	0.06	1.25[7]	2,499	48
08-31-2021	12.55	0.21[7]	3.37	3.58	(0.16)	(0.48)	(0.64)	15.49	29.36	0.27	0.06	1.47[7]	863	19
08-31-2020	11.68	0.24[7]	1.75	1.99	(0.23)	(0.89)	(1.12)	12.55	17.67	0.30	0.06	2.06[7]	29	31
08-31-2019	13.34	0.23[7]	(0.56)	(0.33)	(0.21)	(1.12)	(1.33)	11.68	(1.05)	0.28	0.07	1.84[7]	34	31
Class R6
02-29-2024[6]	10.76	0.16[7]	1.04	1.20	(0.22)	(0.14)	(0.36)	11.60	11.30[8]	0.28[9]	0.01[9]	1.68[7,9]	59,571	8
08-31-2023	11.54	0.14[7]	0.87	1.01	(0.13)	(1.66)	(1.79)	10.76	10.73	0.28	0.01	1.30[7]	57,496	17
08-31-2022	15.50	0.17[7]	(2.73)	(2.56)	(0.18)	(1.22)	(1.40)	11.54	(18.20)	0.25	0.01	1.26[7]	46,800	48
08-31-2021	12.56	0.16[7]	3.43	3.59	(0.17)	(0.48)	(0.65)	15.50	29.40	0.22	0.01	1.14[7]	43,703	19
08-31-2020	11.69	0.20[7]	1.79	1.99	(0.23)	(0.89)	(1.12)	12.56	17.72	0.25	—	1.79[7]	23,312	31
08-31-2019	13.34	0.18[7]	(0.49)	(0.31)	(0.22)	(1.12)	(1.34)	11.69	(0.90)	0.22	—	1.52[7]	15,426	31
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	43

Financial highlights continued
Multimanager 2050 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	10.74	0.16[7]	1.03	1.19	(0.22)	(0.14)	(0.36)	11.57	11.19[8]	0.32[9]	0.05[9]	1.77[7,9]	452,769	8
08-31-2023	11.52	0.14[7]	0.86	1.00	(0.12)	(1.66)	(1.78)	10.74	10.69	0.33	0.05	1.32[7]	410,188	17
08-31-2022	15.48	0.16[7]	(2.72)	(2.56)	(0.18)	(1.22)	(1.40)	11.52	(18.26)	0.30	0.05	1.22[7]	369,001	48
08-31-2021	12.54	0.16[7]	3.42	3.58	(0.16)	(0.48)	(0.64)	15.48	29.40	0.26	0.05	1.13[7]	459,795	19
08-31-2020	11.67	0.21[7]	1.78	1.99	(0.23)	(0.89)	(1.12)	12.54	17.69	0.29	0.05	1.85[7]	377,659	31
08-31-2019	13.32	0.20[7]	(0.52)	(0.32)	(0.21)	(1.12)	(1.33)	11.67	(0.97)	0.26	0.05	1.66[7]	329,347	31

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.005, $0.01, $0.02, $0.01, and $0.02 per share and 0.05%, 0.04%, 0.07%, 0.10%, 0.11%, and 0.15%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
44	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2045 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	9.11	0.13[7]	0.82	0.95	(0.15)	(0.14)	(0.29)	9.77	10.57[8]	0.69[9]	0.42[9]	1.53[7,9]	154,247	9
08-31-2023	10.28	0.10[7]	0.68	0.78	(0.08)	(1.87)	(1.95)	9.11	9.96	0.68	0.42	1.07[7]	143,191	17
08-31-2022	13.72	0.11[7]	(2.42)	(2.31)	(0.11)	(1.02)	(1.13)	10.28	(18.42)	0.65	0.42	0.93[7]	137,181	47
08-31-2021	11.22	0.10[7]	3.05	3.15	(0.12)	(0.53)	(0.65)	13.72	28.93	0.61	0.42	0.78[7]	180,069	18
08-31-2020	10.71	0.15[7]	1.61	1.76	(0.17)	(1.08)	(1.25)	11.22	17.15	0.64	0.43	1.45[7]	132,866	32
08-31-2019	12.40	0.14[7]	(0.49)	(0.35)	(0.16)	(1.18)	(1.34)	10.71	(1.29)	0.60	0.41	1.32[7]	104,554	33
Class I
02-29-2024[6]	9.21	0.14[7]	0.83	0.97	(0.18)	(0.14)	(0.32)	9.86	10.65[8]	0.39[9]	0.12[9]	1.72[7,9]	835	9
08-31-2023	10.37	0.12[7]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.21	10.37	0.38	0.12	1.28[7]	401	17
08-31-2022	13.84	0.14[7]	(2.44)	(2.30)	(0.15)	(1.02)	(1.17)	10.37	(18.23)	0.35	0.12	1.14[7]	309	47
08-31-2021	11.31	0.13[7]	3.08	3.21	(0.15)	(0.53)	(0.68)	13.84	29.28	0.31	0.12	1.02[7]	268	18
08-31-2020	10.77	0.19[7]	1.63	1.82	(0.20)	(1.08)	(1.28)	11.31	17.70	0.34	0.13	1.85[7]	172	32
08-31-2019	12.48	0.14[7]	(0.48)	(0.34)	(0.19)	(1.18)	(1.37)	10.77	(1.12)	0.31	0.12	1.33[7]	199	33
Class R2
02-29-2024[6]	9.16	0.12[7]	0.83	0.95	(0.14)	(0.14)	(0.28)	9.83	10.53[8]	0.77[9]	0.50[9]	1.43[7,9]	6,921	9
08-31-2023	10.33	0.09[7]	0.68	0.77	(0.07)	(1.87)	(1.94)	9.16	9.78	0.77	0.51	0.98[7]	6,258	17
08-31-2022	13.78	0.10[7]	(2.43)	(2.33)	(0.10)	(1.02)	(1.12)	10.33	(18.48)	0.74	0.51	0.82[7]	5,709	47
08-31-2021	11.27	0.10[7]	3.05	3.15	(0.11)	(0.53)	(0.64)	13.78	28.81	0.71	0.51	0.77[7]	7,060	18
08-31-2020	10.75	0.14[7]	1.62	1.76	(0.16)	(1.08)	(1.24)	11.27	17.08	0.72	0.51	1.33[7]	3,114	32
08-31-2019	12.43	0.13[7]	(0.49)	(0.36)	(0.14)	(1.18)	(1.32)	10.75	(1.36)	0.69	0.51	1.23[7]	2,592	33
Class R4
02-29-2024[6]	9.15	0.14[7]	0.83	0.97	(0.17)	(0.14)	(0.31)	9.81	10.57[8]	0.62[9]	0.25[9]	1.72[7,9]	364	9
08-31-2023	10.32	0.11[7]	0.69	0.80	(0.10)	(1.87)	(1.97)	9.15	10.23	0.62	0.26	1.19[7]	308	17
08-31-2022	13.78	0.13[7]	(2.44)	(2.31)	(0.13)	(1.02)	(1.15)	10.32	(18.35)	0.59	0.26	1.05[7]	245	47
08-31-2021	11.26	0.12[7]	3.06	3.18	(0.13)	(0.53)	(0.66)	13.78	29.17	0.56	0.26	0.92[7]	262	18
08-31-2020	10.74	0.15[7]	1.63	1.78	(0.18)	(1.08)	(1.26)	11.26	17.38	0.57	0.26	1.47[7]	181	32
08-31-2019	12.43	0.15[7]	(0.48)	(0.33)	(0.18)	(1.18)	(1.36)	10.74	(1.13)	0.54	0.26	1.38[7]	174	33
Class R5
02-29-2024[6]	9.25	0.14[7]	0.83	0.97	(0.18)	(0.14)	(0.32)	9.90	10.67[8]	0.32[9]	0.06[9]	1.83[7,9]	5,941	9
08-31-2023	10.41	0.12[7]	0.71	0.83	(0.12)	(1.87)	(1.99)	9.25	10.41	0.32	0.06	1.32[7]	5,846	17
08-31-2022	13.88	0.17[7]	(2.46)	(2.29)	(0.16)	(1.02)	(1.18)	10.41	(18.12)	0.29	0.06	1.42[7]	4,843	47
08-31-2021	11.34	0.16[7]	3.06	3.22	(0.15)	(0.53)	(0.68)	13.88	29.36	0.26	0.06	1.23[7]	3,009	18
08-31-2020	10.80	0.19[7]	1.64	1.83	(0.21)	(1.08)	(1.29)	11.34	17.71	0.27	0.06	1.79[7]	1,990	32
08-31-2019	12.50	0.22[7]	(0.54)	(0.32)	(0.20)	(1.18)	(1.38)	10.80	(0.99)	0.25	0.06	1.98[7]	1,484	33
Class R6
02-29-2024[6]	9.21	0.14[7]	0.84	0.98	(0.19)	(0.14)	(0.33)	9.86	10.76[8]	0.27[9]	0.01[9]	1.80[7,9]	70,628	9
08-31-2023	10.38	0.13[7]	0.70	0.83	(0.13)	(1.87)	(2.00)	9.21	10.38	0.27	0.01	1.45[7]	72,695	17
08-31-2022	13.85	0.16[7]	(2.43)	(2.27)	(0.17)	(1.03)	(1.20)	10.38	(18.12)	0.24	0.01	1.35[7]	61,640	47
08-31-2021	11.31	0.15[7]	3.08	3.23	(0.16)	(0.53)	(0.69)	13.85	29.50	0.21	0.01	1.20[7]	60,389	18
08-31-2020	10.78	0.19[7]	1.63	1.82	(0.21)	(1.08)	(1.29)	11.31	17.72	0.22	—	1.84[7]	38,164	32
08-31-2019	12.48	0.18[7]	(0.49)	(0.31)	(0.21)	(1.18)	(1.39)	10.78	(0.89)	0.20	—	1.70[7]	29,020	33
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	45

Financial highlights continued
Multimanager 2045 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	9.22	0.14[7]	0.84	0.98	(0.18)	(0.14)	(0.32)	9.88	10.82[8]	0.32[9]	0.05[9]	1.89[7,9]	679,056	9
08-31-2023	10.39	0.13[7]	0.69	0.82	(0.12)	(1.87)	(1.99)	9.22	10.32	0.32	0.05	1.44[7]	633,452	17
08-31-2022	13.86	0.15[7]	(2.44)	(2.29)	(0.16)	(1.02)	(1.18)	10.39	(18.14)	0.28	0.05	1.28[7]	601,581	47
08-31-2021	11.32	0.15[7]	3.07	3.22	(0.15)	(0.53)	(0.68)	13.86	29.42	0.25	0.05	1.16[7]	765,559	18
08-31-2020	10.79	0.20[7]	1.62	1.82	(0.21)	(1.08)	(1.29)	11.32	17.65	0.26	0.05	1.88[7]	638,101	32
08-31-2019	12.49	0.19[7]	(0.51)	(0.32)	(0.20)	(1.18)	(1.38)	10.79	(0.95)	0.23	0.05	1.69[7]	599,868	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, $0.005, $0.01, $0.02, $0.01, and $0.02 per share and 0.06%, 0.06%, 0.09%, 0.12%, 0.13%, and 0.16%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
46	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2040 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	9.25	0.14[7]	0.75	0.89	(0.19)	(0.08)	(0.27)	9.87	9.70[8]	0.70[9]	0.42[9]	1.76[7,9]	172,222	9
08-31-2023	10.41	0.12[7]	0.59	0.71	(0.09)	(1.78)	(1.87)	9.25	8.87	0.69	0.42	1.29[7]	164,166	19
08-31-2022	13.88	0.13[7]	(2.43)	(2.30)	(0.12)	(1.05)	(1.17)	10.41	(18.12)	0.66	0.42	1.09[7]	160,083	49
08-31-2021	11.50	0.11[7]	2.95	3.06	(0.12)	(0.56)	(0.68)	13.88	27.48	0.62	0.42	0.85[7]	210,327	21
08-31-2020	10.91	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.50	17.18	0.64	0.43	1.50[7]	159,569	33
08-31-2019	12.56	0.15[7]	(0.47)	(0.32)	(0.17)	(1.16)	(1.33)	10.91	(1.09)	0.60	0.41	1.35[7]	127,736	33
Class I
02-29-2024[6]	9.35	0.15[7]	0.77	0.92	(0.22)	(0.08)	(0.30)	9.97	9.90[8]	0.40[9]	0.12[9]	1.98[7,9]	832	9
08-31-2023	10.51	0.15[7]	0.59	0.74	(0.12)	(1.78)	(1.90)	9.35	9.18	0.39	0.12	1.60[7]	533	19
08-31-2022	14.00	0.21[7]	(2.49)	(2.28)	(0.16)	(1.05)	(1.21)	10.51	(17.86)	0.36	0.11	1.67[7]	616	49
08-31-2021	11.58	0.13[7]	3.00	3.13	(0.15)	(0.56)	(0.71)	14.00	27.96	0.32	0.11	1.04[7]	1,468	21
08-31-2020	10.98	0.20[7]	1.64	1.84	(0.21)	(1.03)	(1.24)	11.58	17.51	0.34	0.13	1.88[7]	645	33
08-31-2019	12.64	0.14[7]	(0.44)	(0.30)	(0.20)	(1.16)	(1.36)	10.98	(0.85)	0.30	0.12	1.27[7]	325	33
Class R2
02-29-2024[6]	9.29	0.13[7]	0.76	0.89	(0.18)	(0.08)	(0.26)	9.92	9.68[8]	0.77[9]	0.50[9]	1.71[7,9]	5,926	9
08-31-2023	10.44	0.11[7]	0.60	0.71	(0.08)	(1.78)	(1.86)	9.29	8.84	0.78	0.50	1.19[7]	5,250	19
08-31-2022	13.92	0.12[7]	(2.44)	(2.32)	(0.11)	(1.05)	(1.16)	10.44	(18.21)	0.75	0.51	1.00[7]	5,170	49
08-31-2021	11.53	0.10[7]	2.96	3.06	(0.11)	(0.56)	(0.67)	13.92	27.42	0.72	0.51	0.78[7]	7,442	21
08-31-2020	10.94	0.16[7]	1.63	1.79	(0.17)	(1.03)	(1.20)	11.53	17.04	0.73	0.51	1.50[7]	1,108	33
08-31-2019	12.58	0.11[7]	(0.44)	(0.33)	(0.15)	(1.16)	(1.31)	10.94	(1.18)	0.69	0.51	1.04[7]	987	33
Class R4
02-29-2024[6]	9.27	0.15[7]	0.74	0.89	(0.20)	(0.08)	(0.28)	9.88	9.73[8]	0.62[9]	0.25[9]	2.04[7,9]	596	9
08-31-2023	10.43	0.13[7]	0.60	0.73	(0.11)	(1.78)	(1.89)	9.27	9.07	0.63	0.25	1.43[7]	497	19
08-31-2022	13.90	0.15[7]	(2.42)	(2.27)	(0.15)	(1.05)	(1.20)	10.43	(17.96)	0.60	0.26	1.24[7]	381	49
08-31-2021	11.51	0.13[7]	2.96	3.09	(0.14)	(0.56)	(0.70)	13.90	27.71	0.57	0.26	1.02[7]	387	21
08-31-2020	10.92	0.18[7]	1.63	1.81	(0.19)	(1.03)	(1.22)	11.51	17.35	0.58	0.26	1.66[7]	276	33
08-31-2019	12.57	0.17[7]	(0.48)	(0.31)	(0.18)	(1.16)	(1.34)	10.92	(0.94)	0.54	0.26	1.51[7]	224	33
Class R5
02-29-2024[6]	9.37	0.16[7]	0.75	0.91	(0.22)	(0.08)	(0.30)	9.98	9.83[8]	0.33[9]	0.06[9]	2.14[7,9]	7,243	9
08-31-2023	10.53	0.15[7]	0.60	0.75	(0.13)	(1.78)	(1.91)	9.37	9.24	0.33	0.06	1.56[7]	6,431	19
08-31-2022	14.02	0.17[7]	(2.42)	(2.25)	(0.18)	(1.06)	(1.24)	10.53	(17.78)	0.30	0.06	1.42[7]	4,902	49
08-31-2021	11.60	0.18[7]	2.96	3.14	(0.16)	(0.56)	(0.72)	14.02	27.97	0.27	0.06	1.34[7]	2,404	21
08-31-2020	10.99	0.18[7]	1.67	1.85	(0.21)	(1.03)	(1.24)	11.60	17.66	0.28	0.06	1.73[7]	327	33
08-31-2019	12.65	0.23[7]	(0.52)	(0.29)	(0.21)	(1.16)	(1.37)	10.99	(0.78)	0.25	0.06	1.99[7]	192	33
Class R6
02-29-2024[6]	9.33	0.15[7]	0.77	0.92	(0.23)	(0.08)	(0.31)	9.94	9.92[8]	0.28[9]	0.01[9]	1.99[7,9]	68,494	9
08-31-2023	10.50	0.16[7]	0.59	0.75	(0.14)	(1.78)	(1.92)	9.33	9.22	0.28	0.01	1.69[7]	77,694	19
08-31-2022	13.98	0.18[7]	(2.43)	(2.25)	(0.18)	(1.05)	(1.23)	10.50	(17.72)	0.25	0.01	1.52[7]	65,036	49
08-31-2021	11.57	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.98	28.02	0.22	0.01	1.24[7]	70,130	21
08-31-2020	10.97	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.57	17.66	0.23	—	1.88[7]	38,274	33
08-31-2019	12.63	0.20[7]	(0.49)	(0.29)	(0.21)	(1.16)	(1.37)	10.97	(0.71)	0.19	—	1.85[7]	28,782	33
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	47

Financial highlights continued
Multimanager 2040 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	9.35	0.15[7]	0.76	0.91	(0.22)	(0.08)	(0.30)	9.96	9.86[8]	0.32[9]	0.05[9]	2.14[7,9]	689,749	9
08-31-2023	10.51	0.16[7]	0.59	0.75	(0.13)	(1.78)	(1.91)	9.35	9.28	0.32	0.05	1.66[7]	657,016	19
08-31-2022	13.99	0.18[7]	(2.44)	(2.26)	(0.17)	(1.05)	(1.22)	10.51	(17.74)	0.29	0.05	1.44[7]	632,481	49
08-31-2021	11.58	0.16[7]	2.97	3.13	(0.16)	(0.56)	(0.72)	13.99	27.93	0.26	0.05	1.24[7]	812,243	21
08-31-2020	10.98	0.20[7]	1.65	1.85	(0.22)	(1.03)	(1.25)	11.58	17.59	0.26	0.05	1.92[7]	690,481	33
08-31-2019	12.64	0.19[7]	(0.48)	(0.29)	(0.21)	(1.16)	(1.37)	10.98	(0.77)	0.23	0.05	1.74[7]	656,081	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, $0.01, $0.01, $0.01, and $0.02 per share and 0.05%, 0.04%, 0.08%, 0.11%, 0.12%, and 0.16%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
48	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2035 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	9.07	0.14[7]	0.64	0.78	(0.21)	(0.03)	(0.24)	9.61	8.62[8]	0.70[9]	0.42[9]	2.05[7,9]	198,800	9
08-31-2023	10.13	0.14[7]	0.47	0.61	(0.10)	(1.57)	(1.67)	9.07	7.67	0.70	0.42	1.55[7]	191,072	20
08-31-2022	13.46	0.15[7]	(2.27)	(2.12)	(0.16)	(1.05)	(1.21)	10.13	(17.39)	0.67	0.42	1.28[7]	187,557	49
08-31-2021	11.39	0.13[7]	2.63	2.76	(0.12)	(0.57)	(0.69)	13.46	25.10	0.63	0.42	1.01[7]	243,658	26
08-31-2020	10.89	0.17[7]	1.52	1.69	(0.19)	(1.00)	(1.19)	11.39	16.21	0.64	0.43	1.58[7]	188,821	34
08-31-2019	12.38	0.17[7]	(0.40)	(0.23)	(0.18)	(1.08)	(1.26)	10.89	(0.46)	0.59	0.41	1.51[7]	146,789	34
Class I
02-29-2024[6]	9.12	0.12[7]	0.68	0.80	(0.23)	(0.03)	(0.26)	9.66	8.88[8]	0.40[9]	0.12[9]	1.51[7,9]	608	9
08-31-2023	10.19	0.16[7]	0.47	0.63	(0.13)	(1.57)	(1.70)	9.12	7.89	0.40	0.12	1.75[7]	96	20
08-31-2022	13.54	0.24[7]	(2.34)	(2.10)	(0.20)	(1.05)	(1.25)	10.19	(17.19)	0.37	0.12	2.10[7]	119	49
08-31-2021	11.45	0.09[7]	2.73	2.82	(0.16)	(0.57)	(0.73)	13.54	25.53	0.33	0.11	0.76[7]	100	26
08-31-2020	10.96	0.09[7]	1.64	1.73	(0.24)	(1.00)	(1.24)	11.45	16.50	0.34	0.13	0.92[7]	16	34
08-31-2019	12.46	0.28[7]	(0.48)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.18)	0.31	0.13	2.38[7]	2	34
Class R2
02-29-2024[6]	9.12	0.14[7]	0.65	0.79	(0.20)	(0.03)	(0.23)	9.68	8.70[8]	0.79[9]	0.51[9]	1.93[7,9]	9,377	9
08-31-2023	10.18	0.13[7]	0.46	0.59	(0.08)	(1.57)	(1.65)	9.12	7.49	0.78	0.50	1.43[7]	9,315	20
08-31-2022	13.53	0.14[7]	(2.29)	(2.15)	(0.15)	(1.05)	(1.20)	10.18	(17.52)	0.76	0.51	1.15[7]	8,291	49
08-31-2021	11.44	0.13[7]	2.65	2.78	(0.12)	(0.57)	(0.69)	13.53	25.09	0.72	0.51	1.01[7]	10,905	26
08-31-2020	10.93	0.16[7]	1.53	1.69	(0.18)	(1.00)	(1.18)	11.44	16.13	0.73	0.51	1.56[7]	3,075	34
08-31-2019	12.42	0.16[7]	(0.40)	(0.24)	(0.17)	(1.08)	(1.25)	10.93	(0.57)	0.69	0.51	1.42[7]	2,021	34
Class R4
02-29-2024[6]	9.14	0.15[7]	0.65	0.80	(0.22)	(0.03)	(0.25)	9.69	8.88[8]	0.60[9]	0.21[9]	2.27[7,9]	231	9
08-31-2023	10.20	0.16[7]	0.46	0.62	(0.11)	(1.57)	(1.68)	9.14	7.80	0.59	0.21	1.73[7]	205	20
08-31-2022	13.54	0.16[7]	(2.27)	(2.11)	(0.18)	(1.05)	(1.23)	10.20	(17.22)	0.56	0.21	1.42[7]	171	49
08-31-2021	11.45	0.15[7]	2.65	2.80	(0.14)	(0.57)	(0.71)	13.54	25.33	0.56	0.24	1.16[7]	128	26
08-31-2020	10.94	0.19[7]	1.53	1.72	(0.21)	(1.00)	(1.21)	11.45	16.42	0.58	0.26	1.79[7]	91	34
08-31-2019	12.44	0.17[7]	(0.39)	(0.22)	(0.20)	(1.08)	(1.28)	10.94	(0.37)	0.54	0.26	1.49[7]	87	34
Class R5
02-29-2024[6]	9.17	0.16[7]	0.65	0.81	(0.24)	(0.03)	(0.27)	9.71	8.89[8]	0.34[9]	0.06[9]	2.33[7,9]	9,170	9
08-31-2023	10.23	0.17[7]	0.47	0.64	(0.13)	(1.57)	(1.70)	9.17	8.05	0.34	0.06	1.80[7]	10,092	20
08-31-2022	13.59	0.17[7]	(2.28)	(2.11)	(0.20)	(1.05)	(1.25)	10.23	(17.15)	0.31	0.06	1.50[7]	7,777	49
08-31-2021	11.48	0.18[7]	2.66	2.84	(0.16)	(0.57)	(0.73)	13.59	25.64	0.28	0.06	1.45[7]	4,223	26
08-31-2020	10.96	0.20[7]	1.55	1.75	(0.23)	(1.00)	(1.23)	11.48	16.71	0.28	0.06	1.89[7]	260	34
08-31-2019	12.46	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.96	(0.13)	0.24	0.06	1.79[7]	289	34
Class R6
02-29-2024[6]	9.16	0.16[7]	0.64	0.80	(0.24)	(0.03)	(0.27)	9.69	8.84[8]	0.29[9]	0.01[9]	2.35[7,9]	84,414	9
08-31-2023	10.22	0.18[7]	0.47	0.65	(0.14)	(1.57)	(1.71)	9.16	8.11	0.29	0.01	1.93[7]	89,702	20
08-31-2022	13.58	0.20[7]	(2.30)	(2.10)	(0.21)	(1.05)	(1.26)	10.22	(17.11)	0.26	0.01	1.71[7]	74,714	49
08-31-2021	11.47	0.18[7]	2.67	2.85	(0.17)	(0.57)	(0.74)	13.58	25.73	0.23	0.01	1.40[7]	80,488	26
08-31-2020	10.96	0.20[7]	1.54	1.74	(0.23)	(1.00)	(1.23)	11.47	16.68	0.23	—	1.87[7]	46,792	34
08-31-2019	12.46	0.20[7]	(0.39)	(0.19)	(0.23)	(1.08)	(1.31)	10.96	(0.05)	0.19	—	1.88[7]	31,906	34
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	49

Financial highlights continued
Multimanager 2035 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	9.17	0.16[7]	0.65	0.81	(0.24)	(0.03)	(0.27)	9.71	8.90[8]	0.33[9]	0.05[9]	2.44[7,9]	799,671	9
08-31-2023	10.23	0.18[7]	0.46	0.64	(0.13)	(1.57)	(1.70)	9.17	8.06	0.33	0.05	1.92[7]	762,184	20
08-31-2022	13.59	0.19[7]	(2.29)	(2.10)	(0.21)	(1.05)	(1.26)	10.23	(17.14)	0.30	0.05	1.62[7]	750,728	49
08-31-2021	11.48	0.17[7]	2.67	2.84	(0.16)	(0.57)	(0.73)	13.59	25.65	0.27	0.05	1.39[7]	967,161	26
08-31-2020	10.97	0.21[7]	1.53	1.74	(0.23)	(1.00)	(1.23)	11.48	16.61	0.27	0.05	2.01[7]	853,701	34
08-31-2019	12.47	0.21[7]	(0.41)	(0.20)	(0.22)	(1.08)	(1.30)	10.97	(0.10)	0.23	0.05	1.89[7]	823,762	34

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, $0.01, and $0.02 per share and 0.03%, 0.02%, 0.04%, 0.08%, 0.09%, and 0.15%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
50	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2030 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	8.92	0.15[7]	0.52	0.67	(0.24)	(0.01)	(0.25)	9.34	7.61[8]	0.71[9]	0.42[9]	2.42[7,9]	231,544	9
08-31-2023	9.84	0.17[7]	0.35	0.52	(0.12)	(1.32)	(1.44)	8.92	6.56	0.70	0.42	1.91[7]	225,786	22
08-31-2022	12.84	0.18[7]	(2.09)	(1.91)	(0.18)	(0.91)	(1.09)	9.84	(16.34)	0.67	0.42	1.60[7]	223,543	46
08-31-2021	11.10	0.14[7]	2.26	2.40	(0.14)	(0.52)	(0.66)	12.84	22.37	0.64	0.42	1.21[7]	290,842	30
08-31-2020	10.64	0.17[7]	1.36	1.53	(0.19)	(0.88)	(1.07)	11.10	15.07	0.65	0.43	1.68[7]	226,690	33
08-31-2019	11.87	0.19[7]	(0.26)	(0.07)	(0.21)	(0.95)	(1.16)	10.64	0.69	0.60	0.41	1.74[7]	182,499	40
Class I
02-29-2024[6]	8.89	0.16[7]	0.53	0.69	(0.27)	(0.01)	(0.28)	9.30	7.82[8]	0.41[9]	0.12[9]	2.64[7,9]	1,632	9
08-31-2023	9.82	0.21[7]	0.33	0.54	(0.15)	(1.32)	(1.47)	8.89	6.84	0.40	0.11	2.37[7]	1,422	22
08-31-2022	12.82	0.19[7]	(2.07)	(1.88)	(0.21)	(0.91)	(1.12)	9.82	(16.11)	0.37	0.12	1.71[7]	1,804	46
08-31-2021	11.07	0.19[7]	2.25	2.44	(0.17)	(0.52)	(0.69)	12.82	22.84	0.34	0.12	1.59[7]	1,754	30
08-31-2020	10.61	0.19[7]	1.38	1.57	(0.23)	(0.88)	(1.11)	11.07	15.44	0.35	0.13	1.86[7]	1,260	33
08-31-2019	11.85	0.21[7]	(0.26)	(0.05)	(0.24)	(0.95)	(1.19)	10.61	0.96	0.31	0.13	2.01[7]	891	40
Class R2
02-29-2024[6]	8.82	0.15[7]	0.52	0.67	(0.24)	(0.01)	(0.25)	9.24	7.60[8]	0.79[9]	0.50[9]	2.34[7,9]	10,086	9
08-31-2023	9.75	0.16[7]	0.34	0.50	(0.11)	(1.32)	(1.43)	8.82	6.40	0.79	0.50	1.80[7]	9,418	22
08-31-2022	12.73	0.17[7]	(2.07)	(1.90)	(0.17)	(0.91)	(1.08)	9.75	(16.40)	0.76	0.50	1.50[7]	8,911	46
08-31-2021	11.01	0.14[7]	2.23	2.37	(0.13)	(0.52)	(0.65)	12.73	22.29	0.73	0.51	1.13[7]	12,297	30
08-31-2020	10.56	0.17[7]	1.35	1.52	(0.19)	(0.88)	(1.07)	11.01	15.00	0.74	0.52	1.62[7]	3,304	33
08-31-2019	11.79	0.19[7]	(0.27)	(0.08)	(0.20)	(0.95)	(1.15)	10.56	0.58	0.68	0.50	1.82[7]	2,744	40
Class R4
02-29-2024[6]	8.86	0.16[7]	0.51	0.67	(0.26)	(0.01)	(0.27)	9.26	7.59[8]	0.64[9]	0.25[9]	2.65[7,9]	1,083	9
08-31-2023	9.78	0.18[7]	0.35	0.53	(0.13)	(1.32)	(1.45)	8.86	6.82	0.65	0.26	2.06[7]	916	22
08-31-2022	12.78	0.20[7]	(2.09)	(1.89)	(0.20)	(0.91)	(1.11)	9.78	(16.27)	0.62	0.26	1.75[7]	767	46
08-31-2021	11.04	0.16[7]	2.26	2.42	(0.16)	(0.52)	(0.68)	12.78	22.67	0.58	0.26	1.36[7]	845	30
08-31-2020	10.59	0.20[7]	1.34	1.54	(0.21)	(0.88)	(1.09)	11.04	15.23	0.59	0.27	1.91[7]	556	33
08-31-2019	11.82	0.22[7]	(0.28)	(0.06)	(0.22)	(0.95)	(1.17)	10.59	0.86	0.54	0.26	2.07[7]	451	40
Class R5
02-29-2024[6]	8.88	0.17[7]	0.52	0.69	(0.28)	(0.01)	(0.29)	9.28	7.77[8]	0.35[9]	0.06[9]	2.74[7,9]	9,975	9
08-31-2023	9.81	0.19[7]	0.35	0.54	(0.15)	(1.32)	(1.47)	8.88	6.94	0.35	0.06	2.18[7]	10,747	22
08-31-2022	12.81	0.21[7]	(2.08)	(1.87)	(0.22)	(0.91)	(1.13)	9.81	(16.07)	0.32	0.06	1.92[7]	8,677	46
08-31-2021	11.06	0.20[7]	2.25	2.45	(0.18)	(0.52)	(0.70)	12.81	22.92	0.28	0.06	1.66[7]	6,770	30
08-31-2020	10.61	0.25[7]	1.31	1.56	(0.23)	(0.88)	(1.11)	11.06	15.44	0.28	0.06	2.36[7]	747	33
08-31-2019	11.85	0.22[7]	(0.26)	(0.04)	(0.25)	(0.95)	(1.20)	10.61	1.03	0.25	0.06	2.08[7]	947	40
Class R6
02-29-2024[6]	8.88	0.16[7]	0.53	0.69	(0.28)	(0.01)	(0.29)	9.28	7.82[8]	0.30[9]	0.01[9]	2.68[7,9]	90,732	9
08-31-2023	9.81	0.20[7]	0.35	0.55	(0.16)	(1.32)	(1.48)	8.88	6.99	0.30	0.01	2.29[7]	98,309	22
08-31-2022	12.81	0.23[7]	(2.09)	(1.86)	(0.23)	(0.91)	(1.14)	9.81	(16.03)	0.27	0.01	2.02[7]	85,111	46
08-31-2021	11.06	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.81	22.98	0.23	0.01	1.59[7]	89,308	30
08-31-2020	10.61	0.21[7]	1.36	1.57	(0.24)	(0.88)	(1.12)	11.06	15.50	0.23	—	2.05[7]	53,240	33
08-31-2019	11.85	0.22[7]	(0.25)	(0.03)	(0.26)	(0.95)	(1.21)	10.61	1.10	0.20	—	2.08[7]	38,634	40
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	51

Financial highlights continued
Multimanager 2030 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	8.89	0.17[7]	0.52	0.69	(0.28)	(0.01)	(0.29)	9.29	7.77[8]	0.34[9]	0.05[9]	2.79[7,9]	840,407	9
08-31-2023	9.82	0.20[7]	0.34	0.54	(0.15)	(1.32)	(1.47)	8.89	7.05	0.34	0.05	2.29[7]	824,933	22
08-31-2022	12.82	0.22[7]	(2.09)	(1.87)	(0.22)	(0.91)	(1.13)	9.82	(16.13)	0.31	0.05	1.95[7]	851,307	46
08-31-2021	11.07	0.19[7]	2.26	2.45	(0.18)	(0.52)	(0.70)	12.82	22.91	0.27	0.05	1.60[7]	1,081,454	30
08-31-2020	10.62	0.22[7]	1.34	1.56	(0.23)	(0.88)	(1.11)	11.07	15.43	0.27	0.05	2.11[7]	978,135	33
08-31-2019	11.85	0.23[7]	(0.26)	(0.03)	(0.25)	(0.95)	(1.20)	10.62	1.12	0.23	0.05	2.12[7]	967,661	40

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, $0.01, and $0.02 per share and 0.04%, 0.02%, 0.04%, 0.09%, 0.10%, and 0.16%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Not annualized.
[9] Annualized.
52	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2025 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	8.55	0.16[7]	0.39	0.55	(0.30)	—[8]	(0.30)	8.80	6.41[9]	0.74[10]	0.42[10]	2.80[7,10]	194,265	9
08-31-2023	9.42	0.20[7]	0.21	0.41	(0.15)	(1.13)	(1.28)	8.55	5.43	0.72	0.42	2.32[7]	195,706	20
08-31-2022	12.17	0.21[7]	(1.83)	(1.62)	(0.20)	(0.93)	(1.13)	9.42	(14.73)	0.69	0.42	1.97[7]	207,424	45
08-31-2021	10.79	0.17[7]	1.88	2.05	(0.16)	(0.51)	(0.67)	12.17	19.63	0.66	0.42	1.49[7]	270,307	30
08-31-2020	10.44	0.18[7]	1.14	1.32	(0.21)	(0.76)	(0.97)	10.79	13.24	0.66	0.43	1.75[7]	213,868	35
08-31-2019	11.46	0.21[7]	(0.14)	0.07	(0.23)	(0.86)	(1.09)	10.44	1.80	0.60	0.41	2.01[7]	180,550	39
Class I
02-29-2024[6]	8.51	0.17[7]	0.39	0.56	(0.32)	—[8]	(0.32)	8.75	6.62[9]	0.44[10]	0.12[10]	3.12[7,10]	2,425	9
08-31-2023	9.39	0.23[7]	0.20	0.43	(0.18)	(1.13)	(1.31)	8.51	5.70	0.42	0.12	2.70[7]	1,623	20
08-31-2022	12.13	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.39	(14.43)	0.39	0.12	2.26[7]	1,856	45
08-31-2021	10.76	0.22[7]	1.85	2.07	(0.19)	(0.51)	(0.70)	12.13	19.90	0.36	0.12	1.90[7]	2,701	30
08-31-2020	10.41	0.20[7]	1.16	1.36	(0.25)	(0.76)	(1.01)	10.76	13.61	0.36	0.13	1.96[7]	2,094	35
08-31-2019	11.43	0.15[7]	(0.05)	0.10	(0.26)	(0.86)	(1.12)	10.41	2.17	0.31	0.12	1.55[7]	1,502	39
Class R2
02-29-2024[6]	8.47	0.15[7]	0.38	0.53	(0.29)	—[8]	(0.29)	8.71	6.26[9]	0.82[10]	0.51[10]	2.65[7,10]	7,004	9
08-31-2023	9.34	0.19[7]	0.21	0.40	(0.14)	(1.13)	(1.27)	8.47	5.37	0.81	0.51	2.22[7]	7,929	20
08-31-2022	12.07	0.20[7]	(1.81)	(1.61)	(0.19)	(0.93)	(1.12)	9.34	(14.77)	0.79	0.51	1.87[7]	8,960	45
08-31-2021	10.71	0.17[7]	1.85	2.02	(0.15)	(0.51)	(0.66)	12.07	19.51	0.72	0.48	1.46[7]	13,021	30
08-31-2020	10.37	0.16[7]	1.15	1.31	(0.21)	(0.76)	(0.97)	10.71	13.16	0.75	0.52	1.62[7]	4,775	35
08-31-2019	11.39	0.18[7]	(0.12)	0.06	(0.22)	(0.86)	(1.08)	10.37	1.71	0.69	0.50	1.80[7]	4,273	39
Class R4
02-29-2024[6]	8.52	0.16[7]	0.38	0.54	(0.31)	—[8]	(0.31)	8.75	6.35[9]	0.67[10]	0.26[10]	2.93[7,10]	517	9
08-31-2023	9.39	0.21[7]	0.22	0.43	(0.17)	(1.13)	(1.30)	8.52	5.65	0.67	0.26	2.50[7]	697	20
08-31-2022	12.13	0.22[7]	(1.81)	(1.59)	(0.22)	(0.93)	(1.15)	9.39	(14.56)	0.63	0.26	2.08[7]	670	45
08-31-2021	10.76	0.19[7]	1.86	2.05	(0.17)	(0.51)	(0.68)	12.13	19.76	0.59	0.25	1.65[7]	698	30
08-31-2020	10.41	0.20[7]	1.14	1.34	(0.23)	(0.76)	(0.99)	10.76	13.45	0.60	0.26	1.95[7]	488	35
08-31-2019	11.44	0.23[7]	(0.15)	0.08	(0.25)	(0.86)	(1.11)	10.41	1.91	0.55	0.26	2.22[7]	736	39
Class R5
02-29-2024[6]	8.50	0.17[7]	0.39	0.56	(0.33)	—[8]	(0.33)	8.73	6.57[9]	0.37[10]	0.05[10]	3.12[7,10]	7,598	9
08-31-2023	9.38	0.22[7]	0.22	0.44	(0.19)	(1.13)	(1.32)	8.50	5.78	0.37	0.06	2.53[7]	9,373	20
08-31-2022	12.12	0.24[7]	(1.81)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.33	0.06	2.28[7]	7,409	45
08-31-2021	10.75	0.23[7]	1.84	2.07	(0.19)	(0.51)	(0.70)	12.12	19.98	0.30	0.06	1.98[7]	4,855	30
08-31-2020	10.40	0.23[7]	1.13	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.30	0.06	2.25[7]	1,251	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.14	0.25	0.07	2.37[7]	1,342	39
Class R6
02-29-2024[6]	8.50	0.17[7]	0.38	0.55	(0.33)	—[8]	(0.33)	8.72	6.63[9]	0.32[10]	0.01[10]	3.12[7,10]	61,595	9
08-31-2023	9.37	0.23[7]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.50	5.84	0.32	0.01	2.71[7]	69,535	20
08-31-2022	12.11	0.26[7]	(1.82)	(1.56)	(0.25)	(0.93)	(1.18)	9.37	(14.36)	0.28	0.01	2.41[7]	63,101	45
08-31-2021	10.74	0.21[7]	1.87	2.08	(0.20)	(0.51)	(0.71)	12.11	20.06	0.25	0.01	1.89[7]	70,692	30
08-31-2020	10.40	0.21[7]	1.15	1.36	(0.26)	(0.76)	(1.02)	10.74	13.67	0.25	—	2.12[7]	48,742	35
08-31-2019	11.42	0.25[7]	(0.13)	0.12	(0.28)	(0.86)	(1.14)	10.40	2.31	0.20	—	2.44[7]	38,659	39
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	53

Financial highlights continued
Multimanager 2025 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	8.51	0.17[7]	0.39	0.56	(0.33)	—[8]	(0.33)	8.74	6.57[9]	0.36[10]	0.05[10]	3.17[7,10]	618,759	9
08-31-2023	9.38	0.23[7]	0.22	0.45	(0.19)	(1.13)	(1.32)	8.51	5.91	0.36	0.05	2.71[7]	636,988	20
08-31-2022	12.12	0.25[7]	(1.82)	(1.57)	(0.24)	(0.93)	(1.17)	9.38	(14.40)	0.32	0.05	2.34[7]	731,490	45
08-31-2021	10.75	0.21[7]	1.86	2.07	(0.19)	(0.51)	(0.70)	12.12	19.99	0.29	0.05	1.87[7]	989,063	30
08-31-2020	10.40	0.22[7]	1.14	1.36	(0.25)	(0.76)	(1.01)	10.75	13.71	0.28	0.05	2.19[7]	935,821	35
08-31-2019	11.43	0.25[7]	(0.15)	0.10	(0.27)	(0.86)	(1.13)	10.40	2.15	0.24	0.05	2.42[7]	983,455	39

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, $0.01, and $0.02 per share and 0.03%, 0.02%, 0.04%, 0.08%, 0.09%, and 0.15%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
54	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2020 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	7.80	0.15[7]	0.29	0.44	(0.26)	—[8]	(0.26)	7.98	5.64[9]	0.77[10]	0.42[10]	3.09[7,10]	155,931	9
08-31-2023	8.51	0.21[7]	0.13	0.34	(0.22)	(0.83)	(1.05)	7.80	4.76	0.75	0.42	2.67[7]	161,772	19
08-31-2022	10.90	0.22[7]	(1.49)	(1.27)	(0.22)	(0.90)	(1.12)	8.51	(13.07)	0.72	0.42	2.32[7]	176,088	38
08-31-2021	10.06	0.19[7]	1.39	1.58	(0.18)	(0.56)	(0.74)	10.90	16.29	0.69	0.42	1.79[7]	234,516	29
08-31-2020	9.89	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.06	11.32	0.69	0.43	1.93[7]	193,591	37
08-31-2019	10.66	0.22[7]	(0.03)	0.19	(0.24)	(0.72)	(0.96)	9.89	2.89	0.62	0.41	2.27[7]	171,370	40
Class I
02-29-2024[6]	7.81	0.15[7]	0.31	0.46	(0.28)	—[8]	(0.28)	7.99	5.93[9]	0.47[10]	0.12[10]	3.13[7,10]	589	9
08-31-2023	8.53	0.22[7]	0.13	0.35	(0.24)	(0.83)	(1.07)	7.81	4.97	0.46	0.12	2.77[7]	921	19
08-31-2022	10.92	0.29[7]	(1.53)	(1.24)	(0.25)	(0.90)	(1.15)	8.53	(12.78)	0.42	0.12	2.98[7]	344	38
08-31-2021	10.08	0.21[7]	1.39	1.60	(0.20)	(0.56)	(0.76)	10.92	16.57	0.39	0.12	2.04[7]	446	29
08-31-2020	9.90	0.20[7]	0.91	1.11	(0.26)	(0.67)	(0.93)	10.08	11.75	0.39	0.12	2.12[7]	477	37
08-31-2019	10.67	0.26[7]	(0.04)	0.22	(0.27)	(0.72)	(0.99)	9.90	3.23	0.33	0.13	2.63[7]	230	40
Class R2
02-29-2024[6]	7.74	0.15[7]	0.29	0.44	(0.25)	—[8]	(0.25)	7.93	5.72[9]	0.83[10]	0.48[10]	3.03[7,10]	4,374	9
08-31-2023	8.46	0.20[7]	0.12	0.32	(0.21)	(0.83)	(1.04)	7.74	4.54	0.85	0.51	2.60[7]	4,220	19
08-31-2022	10.84	0.21[7]	(1.48)	(1.27)	(0.21)	(0.90)	(1.11)	8.46	(13.13)	0.81	0.50	2.22[7]	5,397	38
08-31-2021	10.01	0.19[7]	1.37	1.56	(0.17)	(0.56)	(0.73)	10.84	16.20	0.73	0.45	1.86[7]	6,093	29
08-31-2020	9.84	0.18[7]	0.89	1.07	(0.23)	(0.67)	(0.90)	10.01	11.30	0.77	0.51	1.88[7]	1,014	37
08-31-2019	10.61	0.22[7]	(0.04)	0.18	(0.23)	(0.72)	(0.95)	9.84	2.77	0.71	0.51	2.23[7]	1,098	40
Class R4
02-29-2024[6]	7.75	0.16[7]	0.28	0.44	(0.27)	—[8]	(0.27)	7.92	5.70[9]	0.69[10]	0.25[10]	3.34[7,10]	428	9
08-31-2023	8.46	0.22[7]	0.13	0.35	(0.23)	(0.83)	(1.06)	7.75	4.97	0.70	0.26	2.81[7]	342	19
08-31-2022	10.85	0.28[7]	(1.53)	(1.25)	(0.24)	(0.90)	(1.14)	8.46	(12.99)	0.66	0.26	2.80[7]	263	38
08-31-2021	10.01	0.21[7]	1.38	1.59	(0.19)	(0.56)	(0.75)	10.85	16.55	0.63	0.25	2.04[7]	599	29
08-31-2020	9.85	0.21[7]	0.87	1.08	(0.25)	(0.67)	(0.92)	10.01	11.45	0.63	0.27	2.23[7]	144	37
08-31-2019	10.62	0.23[7]	(0.02)	0.21	(0.26)	(0.72)	(0.98)	9.85	3.07	0.56	0.26	2.39[7]	239	40
Class R5
02-29-2024[6]	7.79	0.17[7]	0.29	0.46	(0.29)	—[8]	(0.29)	7.96	5.87[9]	0.40[10]	0.06[10]	3.51[7,10]	7,398	9
08-31-2023	8.51	0.24[7]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.79	5.06	0.39	0.05	3.02[7]	7,670	19
08-31-2022	10.90	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.51	(12.75)	0.36	0.06	2.71[7]	7,380	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.68	0.33	0.06	2.23[7]	8,917	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.74	0.33	0.06	2.37[7]	3,949	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.29	0.27	0.06	2.71[7]	3,778	40
Class R6
02-29-2024[6]	7.77	0.16[7]	0.30	0.46	(0.29)	—[8]	(0.29)	7.94	5.94[9]	0.35[10]	0.01[10]	3.43[7,10]	25,580	9
08-31-2023	8.49	0.24[7]	0.12	0.36	(0.25)	(0.83)	(1.08)	7.77	5.13	0.35	0.01	3.09[7]	31,413	19
08-31-2022	10.88	0.26[7]	(1.49)	(1.23)	(0.26)	(0.90)	(1.16)	8.49	(12.73)	0.31	0.01	2.73[7]	29,900	38
08-31-2021	10.04	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.88	16.77	0.29	0.01	2.24[7]	33,944	29
08-31-2020	9.87	0.23[7]	0.89	1.12	(0.28)	(0.67)	(0.95)	10.04	11.82	0.28	—	2.39[7]	28,864	37
08-31-2019	10.65	0.26[7]	(0.03)	0.23	(0.29)	(0.72)	(1.01)	9.87	3.28	0.21	—	2.67[7]	28,384	40
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	55

Financial highlights continued
Multimanager 2020 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	7.79	0.16[7]	0.30	0.46	(0.29)	—[8]	(0.29)	7.96	5.89[9]	0.39[10]	0.05[10]	3.44[7,10]	260,603	9
08-31-2023	8.50	0.24[7]	0.13	0.37	(0.25)	(0.83)	(1.08)	7.79	5.20	0.39	0.05	3.06[7]	283,344	19
08-31-2022	10.90	0.26[7]	(1.50)	(1.24)	(0.26)	(0.90)	(1.16)	8.50	(12.84)	0.35	0.05	2.69[7]	330,749	38
08-31-2021	10.06	0.23[7]	1.38	1.61	(0.21)	(0.56)	(0.77)	10.90	16.69	0.33	0.05	2.19[7]	471,564	29
08-31-2020	9.89	0.23[7]	0.88	1.11	(0.27)	(0.67)	(0.94)	10.06	11.75	0.31	0.05	2.37[7]	508,214	37
08-31-2019	10.66	0.27[7]	(0.04)	0.23	(0.28)	(0.72)	(1.00)	9.89	3.32	0.25	0.05	2.69[7]	590,329	40

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, $0.01, and $0.02 per share and 0.03%, 0.02%, 0.04%, 0.07%, 0.09%, and 0.15%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
56	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2015 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	7.24	0.14[7]	0.23	0.37	(0.25)	—[8]	(0.25)	7.36	5.15[9]	0.84[10]	0.42[10]	3.30[7,10]	77,252	9
08-31-2023	7.84	0.21[7]	0.09	0.30	(0.22)	(0.68)	(0.90)	7.24	4.55	0.83	0.42	2.93[7]	77,802	17
08-31-2022	9.73	0.22[7]	(1.27)	(1.05)	(0.22)	(0.62)	(0.84)	7.84	(11.87)	0.78	0.42	2.56[7]	85,355	36
08-31-2021	9.15	0.19[7]	1.08	1.27	(0.18)	(0.51)	(0.69)	9.73	14.43	0.75	0.42	2.00[7]	109,061	27
08-31-2020	9.12	0.18[7]	0.66	0.84	(0.23)	(0.58)	(0.81)	9.15	9.64	0.76	0.43	2.06[7]	97,644	41
08-31-2019	9.75	0.23[7]	0.04	0.27	(0.26)	(0.64)	(0.90)	9.12	3.85	0.66	0.41	2.53[7]	91,688	41
Class I
02-29-2024[6]	7.24	0.14[7]	0.24	0.38	(0.27)	—[8]	(0.27)	7.35	5.31[9]	0.54[10]	0.12[10]	3.10[7,10]	181	9
08-31-2023	7.84	0.23[7]	0.10	0.33	(0.25)	(0.68)	(0.93)	7.24	4.92	0.53	0.11	3.13[7]	703	17
08-31-2022	9.74	0.24[7]	(1.29)	(1.05)	(0.24)	(0.61)	(0.85)	7.84	(11.69)	0.48	0.12	2.81[7]	1,399	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.20)	(0.51)	(0.71)	9.74	14.73	0.45	0.12	2.31[7]	863	27
08-31-2020	9.13	0.21[7]	0.66	0.87	(0.26)	(0.58)	(0.84)	9.16	9.97	0.46	0.13	2.38[7]	823	41
08-31-2019	9.76	0.25[7]	0.05	0.30	(0.29)	(0.64)	(0.93)	9.13	4.21	0.37	0.13	2.82[7]	670	41
Class R2
02-29-2024[6]	7.18	0.14[7]	0.24	0.38	(0.25)	—[8]	(0.25)	7.31	5.24[9]	0.93[10]	0.51[10]	3.22[7,10]	430	9
08-31-2023	7.78	0.21[7]	0.08	0.29	(0.21)	(0.68)	(0.89)	7.18	4.47	0.92	0.51	2.88[7]	493	17
08-31-2022	9.67	0.20[7]	(1.26)	(1.06)	(0.21)	(0.62)	(0.83)	7.78	(12.03)	0.87	0.51	2.19[7]	621	36
08-31-2021	9.09	0.19[7]	1.07	1.26	(0.17)	(0.51)	(0.68)	9.67	14.45	0.80	0.46	2.00[7]	2,331	27
08-31-2020	9.07	0.12[7]	0.71	0.83	(0.23)	(0.58)	(0.81)	9.09	9.52	0.84	0.51	1.39[7]	164	41
08-31-2019	9.69	0.23[7]	0.04	0.27	(0.25)	(0.64)	(0.89)	9.07	3.87	0.73	0.49	2.53[7]	33	41
Class R4
02-29-2024[6]	7.25	0.16[7]	0.23	0.39	(0.27)	—[8]	(0.27)	7.37	5.43[9]	0.68[10]	0.15[10]	3.61[7,10]	18	9
08-31-2023	7.85	0.24[7]	0.08	0.32	(0.24)	(0.68)	(0.92)	7.25	4.79	0.67	0.16	3.23[7]	18	17
08-31-2022	9.75	0.25[7]	(1.28)	(1.03)	(0.25)	(0.62)	(0.87)	7.85	(11.65)	0.63	0.16	2.85[7]	8	36
08-31-2021	9.12	0.21[7]	1.12	1.33	(0.19)	(0.51)	(0.70)	9.75	15.27	0.67	0.23	2.21[7]	10	27
08-31-2020	9.09	0.19[7]	0.67	0.86	(0.25)	(0.58)	(0.83)	9.12	9.85	0.70	0.27	2.22[7]	12	41
08-31-2019	9.72	0.25[7]	0.04	0.29	(0.28)	(0.64)	(0.92)	9.09	4.06	0.61	0.26	2.74[7]	11	41
Class R5
02-29-2024[6]	7.23	0.15[7]	0.24	0.39	(0.28)	—[8]	(0.28)	7.34	5.37[9]	0.48[10]	0.06[10]	3.56[7,10]	481	9
08-31-2023	7.83	0.24[7]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.23	4.98	0.47	0.06	3.27[7]	487	17
08-31-2022	9.73	0.24[7]	(1.27)	(1.03)	(0.25)	(0.62)	(0.87)	7.83	(11.66)	0.42	0.06	2.82[7]	516	36
08-31-2021	9.15	0.22[7]	1.08	1.30	(0.21)	(0.51)	(0.72)	9.73	14.80	0.40	0.06	2.29[7]	262	27
08-31-2020	9.12	0.22[7]	0.66	0.88	(0.27)	(0.58)	(0.85)	9.15	10.06	0.39	0.06	2.52[7]	322	41
08-31-2019	9.75	0.28[7]	0.03	0.31	(0.30)	(0.64)	(0.94)	9.12	4.27	0.31	0.07	2.97[7]	323	41
Class R6
02-29-2024[6]	7.24	0.16[7]	0.23	0.39	(0.28)	—[8]	(0.28)	7.35	5.42[9]	0.43[10]	0.01[10]	3.70[7,10]	10,224	9
08-31-2023	7.85	0.24[7]	0.08	0.32	(0.25)	(0.68)	(0.93)	7.24	4.89	0.42	0.01	3.35[7]	10,008	17
08-31-2022	9.74	0.26[7]	(1.28)	(1.02)	(0.25)	(0.62)	(0.87)	7.85	(11.49)	0.37	0.01	2.98[7]	9,685	36
08-31-2021	9.16	0.23[7]	1.07	1.30	(0.21)	(0.51)	(0.72)	9.74	14.86	0.35	0.01	2.43[7]	12,107	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.24	0.34	—	2.52[7]	11,162	41
08-31-2019	9.76	0.26[7]	0.04	0.30	(0.30)	(0.64)	(0.94)	9.12	4.23	0.26	—	2.93[7]	11,764	41
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	57

Financial highlights continued
Multimanager 2015 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	7.24	0.16[7]	0.23	0.39	(0.28)	—[8]	(0.28)	7.35	5.38[9]	0.47[10]	0.05[10]	3.65[7,10]	83,864	9
08-31-2023	7.84	0.24[7]	0.09	0.33	(0.25)	(0.68)	(0.93)	7.24	4.98	0.47	0.05	3.30[7]	85,981	17
08-31-2022	9.73	0.26[7]	(1.29)	(1.03)	(0.25)	(0.61)	(0.86)	7.84	(11.53)	0.42	0.05	2.94[7]	99,848	36
08-31-2021	9.16	0.22[7]	1.07	1.29	(0.21)	(0.51)	(0.72)	9.73	14.69	0.39	0.05	2.39[7]	138,822	27
08-31-2020	9.12	0.22[7]	0.67	0.89	(0.27)	(0.58)	(0.85)	9.16	10.19	0.38	0.05	2.48[7]	156,575	41
08-31-2019	9.75	0.27[7]	0.04	0.31	(0.30)	(0.64)	(0.94)	9.12	4.28	0.30	0.05	2.98[7]	192,409	41

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, $0.01, and $0.02 per share and 0.03%, 0.02%, 0.04%, 0.07%, 0.09%, and 0.16%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
58	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager 2010 Lifetime Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class A
02-29-2024[6]	7.36	0.15[7]	0.19	0.34	(0.28)	—[8]	(0.28)	7.42	4.58[9]	0.89[10]	0.42[10]	3.50[7,10]	38,785	11
08-31-2023	7.78	0.23[7]	0.07	0.30	(0.24)	(0.48)	(0.72)	7.36	4.37	0.88	0.42	3.18[7]	39,826	25
08-31-2022	9.41	0.24[7]	(1.16)	(0.92)	(0.22)	(0.49)	(0.71)	7.78	(10.62)	0.83	0.42	2.79[7]	42,560	39
08-31-2021	8.93	0.20[7]	0.89	1.09	(0.19)	(0.42)	(0.61)	9.41	12.62	0.80	0.42	2.16[7]	52,276	34
08-31-2020	8.86	0.19[7]	0.54	0.73	(0.23)	(0.43)	(0.66)	8.93	8.50	0.81	0.43	2.18[7]	45,532	46
08-31-2019	9.25	0.23[7]	0.11	0.34	(0.26)	(0.47)	(0.73)	8.86	4.50	0.70	0.41	2.68[7]	45,444	48
Class I
02-29-2024[6]	7.35	0.15[7]	0.22	0.37	(0.30)	—[8]	(0.30)	7.42	5.03[9]	0.60[10]	0.12[10]	3.58[7,10]	37	11
08-31-2023	7.79	0.26[7]	0.04	0.30	(0.26)	(0.48)	(0.74)	7.35	4.45	0.57	0.11	3.49[7]	279	25
08-31-2022	9.41	0.26[7]	(1.14)	(0.88)	(0.25)	(0.49)	(0.74)	7.79	(10.24)	0.53	0.12	3.06[7]	515	39
08-31-2021	8.93	0.22[7]	0.89	1.11	(0.21)	(0.42)	(0.63)	9.41	12.93	0.50	0.12	2.46[7]	452	34
08-31-2020	8.87	0.20[7]	0.54	0.74	(0.25)	(0.43)	(0.68)	8.93	8.70	0.51	0.13	2.34[7]	503	46
08-31-2019	9.25	0.27[7]	0.11	0.38	(0.29)	(0.47)	(0.76)	8.87	4.98	0.42	0.13	3.03[7]	133	48
Class R2
02-29-2024[6]	7.34	0.15[7]	0.20	0.35	(0.27)	—[8]	(0.27)	7.42	4.78[9]	0.93[10]	0.45[10]	3.47[7,10]	140	11
08-31-2023	7.77	0.23[7]	0.05	0.28	(0.23)	(0.48)	(0.71)	7.34	4.13	0.96	0.50	3.15[7]	132	25
08-31-2022	9.39	0.23[7]	(1.15)	(0.92)	(0.21)	(0.49)	(0.70)	7.77	(10.59)	0.91	0.50	2.71[7]	553	39
08-31-2021	8.91	0.19[7]	0.89	1.08	(0.18)	(0.42)	(0.60)	9.39	12.60	0.84	0.45	2.13[7]	568	34
08-31-2020	8.85	0.18[7]	0.53	0.71	(0.22)	(0.43)	(0.65)	8.91	8.31	0.90	0.51	2.10[7]	359	46
08-31-2019	9.23	0.22[7]	0.12	0.34	(0.25)	(0.47)	(0.72)	8.85	4.51	0.80	0.51	2.57[7]	491	48
Class R4
02-29-2024[6]	7.35	0.16[7]	0.19	0.35	(0.29)	—[8]	(0.29)	7.41	4.75[9]	0.82[10]	0.25[10]	3.70[7,10]	65	11
08-31-2023	7.78	0.24[7]	0.06	0.30	(0.25)	(0.48)	(0.73)	7.35	4.42	0.82	0.26	3.32[7]	60	25
08-31-2022	9.41	0.25[7]	(1.16)	(0.91)	(0.23)	(0.49)	(0.72)	7.78	(10.48)	0.77	0.26	2.94[7]	54	39
08-31-2021	8.92	0.21[7]	0.90	1.11	(0.20)	(0.42)	(0.62)	9.41	12.92	0.74	0.26	2.32[7]	66	34
08-31-2020	8.86	0.20[7]	0.53	0.73	(0.24)	(0.43)	(0.67)	8.92	8.57	0.75	0.26	2.33[7]	52	46
08-31-2019	9.24	0.24[7]	0.12	0.36	(0.27)	(0.47)	(0.74)	8.86	4.79	0.65	0.26	2.78[7]	89	48
Class R5
02-29-2024[6]	7.35	0.16[7]	0.20	0.36	(0.30)	—[8]	(0.30)	7.41	4.94[9]	0.53[10]	0.06[10]	3.84[7,10]	791	11
08-31-2023	7.78	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.35	4.64	0.52	0.06	3.54[7]	1,458	25
08-31-2022	9.42	0.25[7]	(1.15)	(0.90)	(0.25)	(0.49)	(0.74)	7.78	(10.30)	0.47	0.06	3.07[7]	1,693	39
08-31-2021	8.93	0.24[7]	0.89	1.13	(0.22)	(0.42)	(0.64)	9.42	12.99	0.44	0.05	2.58[7]	701	34
08-31-2020	8.87	0.24[7]	0.51	0.75	(0.26)	(0.43)	(0.69)	8.93	8.78	0.45	0.06	2.76[7]	25	46
08-31-2019	9.25	0.28[7]	0.10	0.38	(0.29)	(0.47)	(0.76)	8.87	5.03	0.35	0.06	3.21[7]	34	48
Class R6
02-29-2024[6]	7.37	0.17[7]	0.19	0.36	(0.31)	—[8]	(0.31)	7.42	4.84[9]	0.48[10]	0.01[10]	3.92[7,10]	10,261	11
08-31-2023	7.80	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.37	4.69	0.47	0.01	3.57[7]	10,420	25
08-31-2022	9.43	0.28[7]	(1.16)	(0.88)	(0.26)	(0.49)	(0.75)	7.80	(10.22)	0.42	0.01	3.21[7]	10,168	39
08-31-2021	8.94	0.23[7]	0.90	1.13	(0.22)	(0.42)	(0.64)	9.43	13.17	0.40	0.01	2.57[7]	10,913	34
08-31-2020	8.88	0.22[7]	0.53	0.75	(0.26)	(0.43)	(0.69)	8.94	8.83	0.40	—	2.59[7]	8,496	46
08-31-2019	9.26	0.26[7]	0.13	0.39	(0.30)	(0.47)	(0.77)	8.88	5.09	0.30	—	2.97[7]	8,356	48
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	59

Financial highlights continued
Multimanager 2010 Lifetime Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
Class 1
02-29-2024[6]	7.36	0.16[7]	0.20	0.36	(0.30)	—[8]	(0.30)	7.42	4.95[9]	0.52[10]	0.05[10]	3.87[7,10]	74,752	11
08-31-2023	7.79	0.26[7]	0.06	0.32	(0.27)	(0.48)	(0.75)	7.36	4.64	0.51	0.05	3.55[7]	78,429	25
08-31-2022	9.42	0.27[7]	(1.16)	(0.89)	(0.25)	(0.49)	(0.74)	7.79	(10.27)	0.46	0.05	3.17[7]	87,991	39
08-31-2021	8.94	0.23[7]	0.89	1.12	(0.22)	(0.42)	(0.64)	9.42	13.00	0.44	0.05	2.55[7]	113,965	34
08-31-2020	8.87	0.22[7]	0.54	0.76	(0.26)	(0.43)	(0.69)	8.94	8.90	0.44	0.05	2.56[7]	118,858	46
08-31-2019	9.26	0.27[7]	0.10	0.37	(0.29)	(0.47)	(0.76)	8.87	4.92	0.34	0.05	3.07[7]	134,078	48

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 2-29-24. Unaudited.
[7] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005, less than $0.005, less than $0.005, $0.01, $0.01, and $0.02 per share and 0.03%, 0.03%, 0.05%, 0.08%, 0.09%, and 0.17%, for the periods ended 2-29-24, 8-31-23, 8-31-22, 8-31-21, 8-31-20 and 8-31-19, respectively.
[8] Less than $0.005 per share.
[9] Not annualized.
[10] Annualized.
60	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, Multimanager Lifetime Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation.Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through the portfolio’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	61

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$71,218,810	$71,218,810	—	—
Unaffiliated investment companies	5,079,502	5,079,502	—	—
Common stocks	683	—	—	$683
U.S. Government and Agency obligations	1,505,101	—	$1,505,101	—
Short-term investments	156,056	156,056	—	—
Total investments in securities	$77,960,152	$76,454,368	$1,505,101	$683

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$257,201,731	$257,201,731	—	—
Unaffiliated investment companies	18,470,307	18,470,307	—	—
Common stocks	7,570	—	—	$7,570
U.S. Government and Agency obligations	5,708,898	—	$5,708,898	—
Short-term investments	548,884	548,884	—	—
Total investments in securities	$281,937,390	$276,220,922	$5,708,898	$7,570

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$369,804,247	$369,804,247	—	—
Unaffiliated investment companies	26,452,547	26,452,547	—	—
Common stocks	14,848	—	—	$14,848
U.S. Government and Agency obligations	8,306,456	—	$8,306,456	—
Short-term investments	713,320	713,320	—	—
Total investments in securities	$405,291,418	$396,970,114	$8,306,456	$14,848

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$552,773,961	$552,773,961	—	—
Unaffiliated investment companies	39,568,144	39,568,144	—	—
Common stocks	26,695	—	—	$26,695
U.S. Government and Agency obligations	12,601,648	—	$12,601,648	—
Short-term investments	866,286	866,286	—	—
Total investments in securities	$605,836,734	$593,208,391	$12,601,648	$26,695

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$835,467,007	$835,467,007	—	—
Unaffiliated investment companies	56,474,736	56,474,736	—	—
Common stocks	45,894	—	—	$45,894
U.S. Government and Agency obligations	23,753,208	—	$23,753,208	—
Short-term investments	2,140,293	2,140,293	—	—
Total investments in securities	$917,881,138	$894,082,036	$23,753,208	$45,894

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
62	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2040 Lifetime Portfolio (continued)
Affiliated investment companies	$859,072,283	$859,072,283	—	—
Unaffiliated investment companies	51,676,172	51,676,172	—	—
Common stocks	48,453	—	—	$48,453
U.S. Government and Agency obligations	32,501,042	—	$32,501,042	—
Short-term investments	1,882,878	1,882,878	—	—
Total investments in securities	$945,180,828	$912,631,333	$32,501,042	$48,453

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,001,902,524	$1,001,902,524	—	—
Unaffiliated investment companies	50,925,575	50,925,575	—	—
Common stocks	51,184	—	—	$51,184
U.S. Government and Agency obligations	47,718,876	—	$47,718,876	—
Short-term investments	1,630,169	1,630,169	—	—
Total investments in securities	$1,102,228,328	$1,054,458,268	$47,718,876	$51,184

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,064,842,122	$1,064,842,122	—	—
Unaffiliated investment companies	49,672,450	49,672,450	—	—
Common stocks	54,455	—	—	$54,455
U.S. Government and Agency obligations	68,556,894	—	$68,556,894	—
Short-term investments	2,184,683	2,184,683	—	—
Total investments in securities	$1,185,310,604	$1,116,699,255	$68,556,894	$54,455

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$802,424,372	$802,424,372	—	—
Unaffiliated investment companies	27,979,539	27,979,539	—	—
Common stocks	39,769	—	—	$39,769
U.S. Government and Agency obligations	59,382,246	—	$59,382,246	—
Short-term investments	2,179,171	2,179,171	—	—
Total investments in securities	$892,005,097	$832,583,082	$59,382,246	$39,769

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$409,141,283	$409,141,283	—	—
Unaffiliated investment companies	10,761,796	10,761,796	—	—
Common stocks	18,107	—	—	$18,107
U.S. Government and Agency obligations	33,740,403	—	$33,740,403	—
Short-term investments	1,141,223	1,141,223	—	—
Total investments in securities	$454,802,812	$421,044,302	$33,740,403	$18,107

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	63

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2015 Lifetime Portfolio (continued)
Affiliated investment companies	$154,733,314	$154,733,314	—	—
Unaffiliated investment companies	3,882,664	3,882,664	—	—
Common stocks	5,461	—	—	$5,461
U.S. Government and Agency obligations	13,567,128	—	$13,567,128	—
Short-term investments	206,483	206,483	—	—
Total investments in securities	$172,395,050	$158,822,461	$13,567,128	$5,461

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$111,805,993	$111,805,993	—	—
Unaffiliated investment companies	2,083,789	2,083,789	—	—
Common stocks	2,922	—	—	$2,922
U.S. Government and Agency obligations	10,592,951	—	$10,592,951	—
Short-term investments	291,328	291,328	—	—
Total investments in securities	$124,776,983	$114,181,110	$10,592,951	$2,922
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended February 29, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended February 29, 2024 were as follows:
Portfolio	Commitment fee
Multimanager 2065 Lifetime Portfolio	$1,814
64	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Commitment fee
Multimanager 2060 Lifetime Portfolio	$2,109
Multimanager 2055 Lifetime Portfolio	2,304
Multimanager 2050 Lifetime Portfolio	2,623
Multimanager 2045 Lifetime Portfolio	3,128
Multimanager 2040 Lifetime Portfolio	3,213
Multimanager 2035 Lifetime Portfolio	3,467
Multimanager 2030 Lifetime Portfolio	3,656
Multimanager 2025 Lifetime Portfolio	3,263
Multimanager 2020 Lifetime Portfolio	2,544
Multimanager 2015 Lifetime Portfolio	2,018
Multimanager 2010 Lifetime Portfolio	1,941
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager 2030 Lifetime Portfolio	$3,340,710	$5,903,831
Multimanager 2025 Lifetime Portfolio	5,516,489	5,403,142
Multimanager 2020 Lifetime Portfolio	1,701,532	3,948,307
Multimanager 2015 Lifetime Portfolio	588,299	469,367
Multimanager 2010 Lifetime Portfolio	339,695	383,691
As of August 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager 2065 Lifetime Portfolio	$75,012,659	$3,551,116	$(603,623)	$2,947,493
Multimanager 2060 Lifetime Portfolio	274,886,043	11,444,761	(4,393,414)	7,051,347
Multimanager 2055 Lifetime Portfolio	392,932,413	18,643,677	(6,284,672)	12,359,005
Multimanager 2050 Lifetime Portfolio	583,257,586	32,472,519	(9,893,371)	22,579,148
Multimanager 2045 Lifetime Portfolio	840,629,242	88,503,975	(11,252,079)	77,251,896
Multimanager 2040 Lifetime Portfolio	874,689,650	86,618,947	(16,127,769)	70,491,178
Multimanager 2035 Lifetime Portfolio	1,039,586,763	94,614,091	(31,972,526)	62,641,565
Multimanager 2030 Lifetime Portfolio	1,136,174,950	91,567,099	(42,431,445)	49,135,654
Multimanager 2025 Lifetime Portfolio	881,464,417	50,204,355	(39,663,675)	10,540,680
Multimanager 2020 Lifetime Portfolio	459,050,654	18,747,304	(22,995,146)	(4,247,842)
Multimanager 2015 Lifetime Portfolio	174,930,025	6,694,259	(9,229,234)	(2,534,975)
Multimanager 2010 Lifetime Portfolio	128,675,956	1,902,408	(5,801,381)	(3,898,973)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	65

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This expense limitation agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2065 Lifetime Portfolio	0.58%
Multimanager 2060 Lifetime Portfolio	0.58%
Multimanager 2055 Lifetime Portfolio	0.59%
Multimanager 2050 Lifetime Portfolio	0.60%
Multimanager 2045 Lifetime Portfolio	0.58%
Multimanager 2040 Lifetime Portfolio	0.58%
Portfolio	Expense limitation as a percentage of average net assets
Multimanager 2035 Lifetime Portfolio	0.59%
Multimanager 2030 Lifetime Portfolio	0.57%
Multimanager 2025 Lifetime Portfolio	0.56%
Multimanager 2020 Lifetime Portfolio	0.54%
Multimanager 2015 Lifetime Portfolio	0.52%
Multimanager 2010 Lifetime Portfolio	0.50%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
Additionally, the Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
66	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

For the six months ended February 29, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Total
Multimanager 2065 Lifetime Portfolio	$1,742	$344	$149	$145	$600	$11,971	$149,884	$164,835
Multimanager 2060 Lifetime Portfolio	16,139	164	1,484	99	3,698	42,852	326,308	390,744
Multimanager 2055 Lifetime Portfolio	44,641	503	1,527	64	6,147	56,975	417,802	527,659
Multimanager 2050 Lifetime Portfolio	104,249	598	5,196	1,504	5,510	74,635	560,868	752,560
Multimanager 2045 Lifetime Portfolio	191,879	759	8,332	432	7,183	90,593	844,148	1,143,326
Multimanager 2040 Lifetime Portfolio	220,686	890	7,357	718	8,814	92,010	888,448	1,218,923
Multimanager 2035 Lifetime Portfolio	265,901	485	12,821	297	12,165	115,002	1,061,979	1,468,650
Multimanager 2030 Lifetime Portfolio	321,976	2,159	13,779	1,407	14,068	128,550	1,169,442	1,651,381
Multimanager 2025 Lifetime Portfolio	297,142	3,239	11,509	757	12,036	97,349	958,359	1,380,391
Multimanager 2020 Lifetime Portfolio	268,534	1,125	7,316	645	13,080	47,728	459,812	798,240
Multimanager 2015 Lifetime Portfolio	159,548	631	1,055	37	1,021	20,820	177,663	360,775
Multimanager 2010 Lifetime Portfolio	91,631	235	314	145	2,578	23,970	176,829	295,702
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily  net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager 2065 Lifetime Portfolio	0.00%
Multimanager 2060 Lifetime Portfolio	0.00%
Multimanager 2055 Lifetime Portfolio	0.00%
Multimanager 2050 Lifetime Portfolio	0.00%
Multimanager 2045 Lifetime Portfolio	0.00%
Multimanager 2040 Lifetime Portfolio	0.00%
Portfolio	Net Annual Effective Rate
Multimanager 2035 Lifetime Portfolio	0.00%
Multimanager 2030 Lifetime Portfolio	0.00%
Multimanager 2025 Lifetime Portfolio	0.00%
Multimanager 2020 Lifetime Portfolio	0.00%
Multimanager 2015 Lifetime Portfolio	0.00%
Multimanager 2010 Lifetime Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of each portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2024:
Portfolio	Class R4
Multimanager 2065 Lifetime Portfolio	$29
Multimanager 2060 Lifetime Portfolio	32
Multimanager 2055 Lifetime Portfolio	22
Multimanager 2050 Lifetime Portfolio	561
Multimanager 2045 Lifetime Portfolio	161
Multimanager 2040 Lifetime Portfolio	261
Portfolio	Class R4
Multimanager 2035 Lifetime Portfolio	$105
Multimanager 2030 Lifetime Portfolio	484
Multimanager 2025 Lifetime Portfolio	242
Multimanager 2020 Lifetime Portfolio	186
Multimanager 2015 Lifetime Portfolio	9
Multimanager 2010 Lifetime Portfolio	31

SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	67

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 29, 2024:
	Multimanager 2065 Lifetime Portfolio	Multimanager 2060 Lifetime Portfolio	Multimanager 2055 Lifetime Portfolio	Multimanager 2050 Lifetime Portfolio	Multimanager 2045 Lifetime Portfolio	Multimanager 2040 Lifetime Portfolio	Multimanager 2035 Lifetime Portfolio	Multimanager 2030 Lifetime Portfolio	Multimanager 2025 Lifetime Portfolio	Multimanager 2020 Lifetime Portfolio	Multimanager 2015 Lifetime Portfolio	Multimanager 2010 Lifetime Portfolio
Total sales charges	$1,755	$3,232	$6,608	$5,242	$5,737	$7,026	$6,654	$8,387	$3,374	$937	$8,524	$283
Retained for printing prospectus, advertising and sales literature	279	540	1,120	902	976	1,193	1,135	1,421	532	159	1,569	47
Sales commission to unrelated broker-dealers	1,476	2,692	5,488	4,340	4,761	5,833	5,519	6,966	2,842	778	6,955	236
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Multimanager 2055 Lifetime Portfolio	$147
Multimanager 2035 Lifetime Portfolio	16
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2065 Lifetime Portfolio	Class A	$1,015	$412
	Class I	—	82
	Class R2	75	2
	Class R4	71	1
	Class R5	42	6
	Class R6	—	123
	Class 1	14,584	—
	Total	$15,787	$626
Multimanager 2060 Lifetime Portfolio	Class A	$15,464	$6,299
	Class I	—	63
	Class R2	2,388	25
	Class R4	87	2
	Class R5	603	62
	Class R6	—	720
	Class 1	52,089	—
	Total	$70,631	$7,171
68	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager 2055 Lifetime Portfolio	Class A	$46,303	$18,867
	Class I	—	209
	Class R2	2,623	28
	Class R4	56	1
	Class R5	1,099	112
	Class R6	—	1,036
	Class 1	72,190	—
	Total	$122,271	$20,253
Multimanager 2050 Lifetime Portfolio	Class A	$115,401	$47,027
	Class I	—	265
	Class R2	9,359	101
	Class R4	1,949	29
	Class R5	1,040	107
	Class R6	—	1,449
	Class 1	103,437	—
	Total	$231,186	$48,978
Multimanager 2045 Lifetime Portfolio	Class A	$213,973	$87,195
	Class I	—	340
	Class R2	15,396	163
	Class R4	559	9
	Class R5	1,353	140
	Class R6	—	1,773
	Class 1	156,906	—
	Total	$388,187	$89,620
Multimanager 2040 Lifetime Portfolio	Class A	$241,410	$98,384
	Class I	—	395
	Class R2	13,263	141
	Class R4	899	14
	Class R5	1,629	169
	Class R6	—	1,765
	Class 1	161,965	—
	Total	$419,166	$100,868
Multimanager 2035 Lifetime Portfolio	Class A	$282,355	$115,074
	Class I	—	205
	Class R2	22,793	239
	Class R4	323	6
	Class R5	2,208	226
	Class R6	—	2,142
	Class 1	187,925	—
	Total	$495,604	$117,892
Multimanager 2030 Lifetime Portfolio	Class A	$333,242	$135,830
	Class I	—	911
	Class R2	23,718	250
	Class R4	1,673	25
	Class R5	2,470	255
	Class R6	—	2,337
	Class 1	201,738	—
	Total	$562,841	$139,608
Multimanager 2025 Lifetime Portfolio	Class A	$284,711	$116,051
	Class I	—	1,259
	Class R2	18,451	195
	Class R4	850	13
	Class R5	1,903	202
	Class R6	—	1,638
	Class 1	153,097	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	69

Portfolio	Class	Distribution and service fees	Transfer agent fees
	Total	$459,012	$119,358
Multimanager 2020 Lifetime Portfolio	Class A	$233,369	$95,123
	Class I	—	400
	Class R2	10,050	112
	Class R4	639	10
	Class R5	1,906	200
	Class R6	—	731
	Class 1	66,646	—
	Total	$312,610	$96,576
Multimanager 2015 Lifetime Portfolio	Class A	$113,240	$46,151
	Class I	—	186
	Class R2	1,255	13
	Class R4	22	—
	Class R5	121	13
	Class R6	—	260
	Class 1	21,022	—
	Total	$135,660	$46,623
Multimanager 2010 Lifetime Portfolio	Class A	$58,126	$23,689
	Class I	—	63
	Class R2	298	4
	Class R4	107	2
	Class R5	281	29
	Class R6	—	267
	Class 1	18,706	—
	Total	$77,518	$24,054
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
Multimanager 2065 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	46,861	$536,169	29,906	$330,863
Distributions reinvested	1,878	21,987	602	6,079
Repurchased	(15,156)	(171,473)	(7,666)	(83,468)
Net increase	33,583	$386,683	22,842	$253,474
Class I shares
Sold	2,248	$25,703	5,887	$63,500
Distributions reinvested	255	2,984	220	2,223
Repurchased	(545)	(6,351)	(230)	(2,461)
Net increase	1,958	$22,336	5,877	$63,262
Class R2 shares
Sold	63	$720	104	$1,140
Distributions reinvested	5	59	1	7
Repurchased	(3)	(32)	(3)	(38)
Net increase	65	$747	102	$1,109
70	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2065 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	60	$700	—	—
Distributions reinvested	1	11	—	—
Repurchased	(1)	(12)	—	—
Net increase	60	$699	—	—
Class R5 shares
Sold	7,809	$88,996	9,879	$107,308
Distributions reinvested	609	7,134	169	1,704
Repurchased	(561)	(6,540)	(219)	(2,265)
Net increase	7,857	$89,590	9,829	$106,747
Class R6 shares
Sold	151,574	$1,713,266	235,442	$2,549,507
Distributions reinvested	15,746	184,387	8,283	83,657
Repurchased	(57,364)	(624,612)	(42,912)	(463,465)
Net increase	109,956	$1,273,041	200,813	$2,169,699
Class 1 shares
Sold	1,265,848	$14,488,574	2,424,895	$26,240,567
Distributions reinvested	195,775	2,292,529	148,224	1,495,583
Repurchased	(271,667)	(3,037,901)	(525,483)	(5,549,008)
Net increase	1,189,956	$13,743,202	2,047,636	$22,187,142
Total net increase	1,343,435	$15,516,298	2,287,099	$24,781,433

Multimanager 2060 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	136,152	$1,641,765	117,707	$1,381,112
Distributions reinvested	28,063	342,365	107,703	1,130,877
Repurchased	(105,541)	(1,265,925)	(149,507)	(1,728,858)
Net increase	58,674	$718,205	75,903	$783,131
Class I shares
Sold	17,239	$203,044	29	$326
Distributions reinvested	127	1,549	—	—
Repurchased	(8,362)	(94,627)	—	—
Net increase	9,004	$109,966	29	$326
Class R2 shares
Sold	8,855	$104,941	20,795	$241,780
Distributions reinvested	2,565	31,268	8,107	85,120
Repurchased	(9,729)	(119,688)	(9,369)	(112,223)
Net increase	1,691	$16,521	19,533	$214,677
Class R4 shares
Sold	—	—	2	$17
Distributions reinvested	48	$578	233	2,455
Repurchased	(157)	(1,875)	(698)	(8,241)
Net decrease	(109)	$(1,297)	(463)	$(5,769)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	71

Multimanager 2060 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	61,597	$732,198	139,344	$1,570,472
Distributions reinvested	6,837	83,480	16,490	173,313
Repurchased	(91,496)	(1,045,067)	(19,945)	(227,362)
Net increase (decrease)	(23,062)	$(229,389)	135,889	$1,516,423
Class R6 shares
Sold	538,743	$6,359,866	1,026,029	$12,016,240
Distributions reinvested	83,079	1,016,055	207,597	2,183,924
Repurchased	(311,368)	(3,557,495)	(459,113)	(5,462,183)
Net increase	310,454	$3,818,426	774,513	$8,737,981
Class 1 shares
Sold	1,428,279	$17,082,941	3,323,801	$38,344,021
Distributions reinvested	635,465	7,765,378	1,996,494	21,003,115
Repurchased	(625,208)	(7,384,978)	(1,540,414)	(17,222,272)
Net increase	1,438,536	$17,463,341	3,779,881	$42,124,864
Total net increase	1,795,188	$21,895,773	4,785,285	$53,371,633

Multimanager 2055 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	241,469	$2,493,271	325,879	$3,292,777
Distributions reinvested	84,967	911,699	383,502	3,532,055
Repurchased	(336,195)	(3,503,274)	(412,000)	(4,158,800)
Net increase (decrease)	(9,759)	$(98,304)	297,381	$2,666,032
Class I shares
Sold	60,633	$636,588	752	$7,399
Distributions reinvested	859	9,236	629	5,804
Repurchased	(7,987)	(83,032)	(3,052)	(30,504)
Net increase (decrease)	53,505	$562,792	(1,671)	$(17,301)
Class R2 shares
Sold	15,913	$167,712	31,358	$317,067
Distributions reinvested	2,948	31,608	13,564	124,787
Repurchased	(10,293)	(106,740)	(31,264)	(317,571)
Net increase	8,568	$92,580	13,658	$124,283
Class R4 shares
Sold	103	$1,072	128	$1,288
Distributions reinvested	6	67	2	21
Repurchased	(1)	(15)	(1)	(14)
Net increase	108	$1,124	129	$1,295
Class R5 shares
Sold	48,285	$503,680	148,214	$1,477,088
Distributions reinvested	12,856	138,330	43,326	399,896
Repurchased	(77,462)	(786,166)	(28,842)	(289,603)
Net increase (decrease)	(16,321)	$(144,156)	162,698	$1,587,381
72	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2055 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	680,996	$7,064,244	1,516,188	$15,577,399
Distributions reinvested	122,048	1,312,012	426,966	3,936,622
Repurchased	(616,561)	(6,055,010)	(1,125,685)	(11,738,080)
Net increase	186,483	$2,321,246	817,469	$7,775,941
Class 1 shares
Sold	1,693,509	$17,833,580	3,992,043	$40,681,960
Distributions reinvested	907,251	9,752,951	3,583,949	33,044,014
Repurchased	(1,347,247)	(13,988,398)	(2,917,136)	(28,582,979)
Net increase	1,253,513	$13,598,133	4,658,856	$45,142,995
Total net increase	1,476,097	$16,333,415	5,948,520	$57,280,626

Multimanager 2050 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	225,594	$2,452,458	400,969	$4,207,218
Distributions reinvested	203,934	2,259,587	1,167,416	11,090,452
Repurchased	(489,491)	(5,316,669)	(830,600)	(8,655,019)
Net increase (decrease)	(59,963)	$(604,624)	737,785	$6,642,651
Class I shares
Sold	79,820	$870,738	2,416	$25,019
Distributions reinvested	825	9,160	1,307	12,443
Repurchased	(12,876)	(142,547)	(1,291)	(13,310)
Net increase	67,769	$737,351	2,432	$24,152
Class R2 shares
Sold	29,056	$313,764	78,251	$825,943
Distributions reinvested	9,617	106,554	65,173	619,139
Repurchased	(36,902)	(399,189)	(123,529)	(1,306,562)
Net increase	1,771	$21,129	19,895	$138,520
Class R4 shares
Sold	9,652	$103,703	28,025	$307,970
Distributions reinvested	2,755	30,520	23,278	221,142
Repurchased	(70,622)	(728,611)	(17,345)	(184,100)
Net increase (decrease)	(58,215)	$(594,388)	33,958	$345,012
Class R5 shares
Sold	72,097	$767,832	203,204	$2,104,424
Distributions reinvested	11,382	126,454	47,101	448,397
Repurchased	(128,334)	(1,326,295)	(31,733)	(341,619)
Net increase (decrease)	(44,855)	$(432,009)	218,572	$2,211,202
Class R6 shares
Sold	678,149	$7,267,605	1,787,318	$19,183,424
Distributions reinvested	158,095	1,756,439	735,116	6,998,307
Repurchased	(1,040,333)	(10,522,208)	(1,235,467)	(13,526,425)
Net increase (decrease)	(204,089)	$(1,498,164)	1,286,967	$12,655,306
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	73

Multimanager 2050 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,895,431	$20,441,765	4,302,140	$45,392,559
Distributions reinvested	1,239,774	13,749,098	6,112,191	58,126,941
Repurchased	(2,197,079)	(23,695,722)	(4,255,225)	(43,688,101)
Net increase	938,126	$10,495,141	6,159,106	$59,831,399
Total net increase	640,544	$8,124,436	8,458,715	$81,848,242

Multimanager 2045 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	452,595	$4,117,190	826,187	$7,540,278
Distributions reinvested	471,203	4,429,308	3,099,303	25,135,349
Repurchased	(849,175)	(7,740,373)	(1,550,761)	(14,107,356)
Net increase	74,623	$806,125	2,374,729	$18,568,271
Class I shares
Sold	43,750	$404,762	18,348	$163,503
Distributions reinvested	1,952	18,506	6,167	50,449
Repurchased	(4,523)	(41,692)	(10,772)	(96,606)
Net increase	41,179	$381,576	13,743	$117,346
Class R2 shares
Sold	43,110	$396,992	101,332	$937,128
Distributions reinvested	20,007	189,269	136,264	1,111,913
Repurchased	(42,012)	(374,447)	(107,476)	(968,637)
Net increase	21,105	$211,814	130,120	$1,080,404
Class R4 shares
Sold	2,302	$21,074	4,038	$37,172
Distributions reinvested	1,141	10,773	6,018	48,987
Repurchased	(30)	(269)	(50)	(462)
Net increase	3,413	$31,578	10,006	$85,697
Class R5 shares
Sold	66,833	$623,538	177,034	$1,567,772
Distributions reinvested	19,055	181,401	108,255	888,773
Repurchased	(118,218)	(1,053,545)	(118,175)	(1,109,897)
Net increase (decrease)	(32,330)	$(248,606)	167,114	$1,346,648
Class R6 shares
Sold	1,008,796	$9,208,198	2,588,418	$24,165,984
Distributions reinvested	229,833	2,181,111	1,439,675	11,776,539
Repurchased	(1,968,272)	(17,064,638)	(2,074,700)	(19,264,211)
Net increase (decrease)	(729,643)	$(5,675,329)	1,953,393	$16,678,312
Class 1 shares
Sold	2,180,909	$20,302,487	4,271,874	$39,281,783
Distributions reinvested	2,309,301	21,938,361	14,047,223	115,046,760
Repurchased	(4,417,431)	(40,542,702)	(7,532,944)	(67,974,422)
Net increase	72,779	$1,698,146	10,786,153	$86,354,121
Total net increase (decrease)	(548,874)	$(2,794,696)	15,435,258	$124,230,799

74	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2040 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	489,662	$4,601,513	804,609	$7,391,677
Distributions reinvested	476,786	4,558,074	3,366,859	27,978,596
Repurchased	(1,266,210)	(11,776,051)	(1,800,291)	(16,462,651)
Net increase (decrease)	(299,762)	$(2,616,464)	2,371,177	$18,907,622
Class I shares
Sold	29,995	$282,821	14,682	$136,206
Distributions reinvested	1,975	19,057	11,202	93,875
Repurchased	(5,443)	(52,706)	(27,546)	(256,863)
Net increase (decrease)	26,527	$249,172	(1,662)	$(26,782)
Class R2 shares
Sold	36,068	$335,841	95,607	$882,514
Distributions reinvested	15,593	149,852	112,139	935,236
Repurchased	(19,394)	(181,605)	(137,477)	(1,278,488)
Net increase	32,267	$304,088	70,269	$539,262
Class R4 shares
Sold	8,564	$80,042	9,002	$86,046
Distributions reinvested	1,733	16,588	9,098	75,603
Repurchased	(3,640)	(33,465)	(1,060)	(9,894)
Net increase	6,657	$63,165	17,040	$151,755
Class R5 shares
Sold	96,410	$905,706	190,255	$1,763,388
Distributions reinvested	21,378	206,516	108,587	911,042
Repurchased	(78,883)	(714,603)	(78,049)	(751,669)
Net increase	38,905	$397,619	220,793	$1,922,761
Class R6 shares
Sold	853,631	$7,914,929	2,810,567	$26,655,614
Distributions reinvested	207,823	1,999,260	1,482,417	12,393,003
Repurchased	(2,497,904)	(21,735,891)	(2,164,653)	(20,141,054)
Net increase (decrease)	(1,436,450)	$(11,821,702)	2,128,331	$18,907,563
Class 1 shares
Sold	2,105,222	$19,667,414	5,051,615	$47,042,641
Distributions reinvested	2,144,414	20,672,149	13,730,048	114,920,501
Repurchased	(5,298,840)	(49,680,712)	(8,675,291)	(79,444,984)
Net increase (decrease)	(1,049,204)	$(9,341,149)	10,106,372	$82,518,158
Total net increase (decrease)	(2,681,060)	$(22,765,271)	14,912,320	$122,920,339

Multimanager 2035 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	445,252	$4,059,520	1,064,044	$9,666,415
Distributions reinvested	507,968	4,764,740	3,616,088	29,724,240
Repurchased	(1,345,934)	(12,307,102)	(2,122,598)	(19,309,232)
Net increase (decrease)	(392,714)	$(3,482,842)	2,557,534	$20,081,423
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	75

Multimanager 2035 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	148,067	$1,343,985	28,309	$261,403
Distributions reinvested	713	6,715	1,756	14,504
Repurchased	(96,343)	(849,775)	(31,200)	(285,779)
Net increase (decrease)	52,437	$500,925	(1,135)	$(9,872)
Class R2 shares
Sold	55,290	$509,722	186,043	$1,688,490
Distributions reinvested	23,542	222,474	164,455	1,361,686
Repurchased	(130,937)	(1,197,138)	(144,188)	(1,308,975)
Net increase (decrease)	(52,105)	$(464,942)	206,310	$1,741,201
Class R4 shares
Sold	783	$7,156	2,259	$20,868
Distributions reinvested	620	5,861	3,481	28,822
Repurchased	(23)	(211)	(39)	(352)
Net increase	1,380	$12,806	5,701	$49,338
Class R5 shares
Sold	71,913	$664,875	294,247	$2,641,001
Distributions reinvested	25,352	240,087	158,344	1,312,676
Repurchased	(253,335)	(2,237,092)	(112,062)	(1,040,938)
Net increase (decrease)	(156,070)	$(1,332,130)	340,529	$2,912,739
Class R6 shares
Sold	917,682	$8,336,957	2,625,041	$24,325,287
Distributions reinvested	239,847	2,266,550	1,608,885	13,321,565
Repurchased	(2,245,054)	(19,261,375)	(1,748,784)	(16,167,766)
Net increase (decrease)	(1,087,525)	$(8,657,868)	2,485,142	$21,479,086
Class 1 shares
Sold	2,286,354	$21,139,747	5,705,039	$52,370,880
Distributions reinvested	2,315,789	21,930,521	14,898,115	123,505,373
Repurchased	(5,360,059)	(49,112,574)	(10,856,794)	(98,538,599)
Net increase (decrease)	(757,916)	$(6,042,306)	9,746,360	$77,337,654
Total net increase (decrease)	(2,392,513)	$(19,466,357)	15,340,441	$123,591,569

Multimanager 2030 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	527,579	$4,667,985	1,296,310	$11,474,607
Distributions reinvested	678,534	6,228,938	3,863,858	31,606,357
Repurchased	(1,723,869)	(15,356,713)	(2,565,045)	(22,912,067)
Net increase (decrease)	(517,756)	$(4,459,790)	2,595,123	$20,168,897
Class I shares
Sold	50,271	$449,660	29,005	$278,700
Distributions reinvested	4,809	43,957	28,959	235,726
Repurchased	(39,452)	(354,513)	(81,760)	(714,641)
Net increase (decrease)	15,628	$139,104	(23,796)	$(200,215)
76	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2030 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	53,764	$472,870	133,460	$1,176,125
Distributions reinvested	29,135	264,838	159,724	1,293,761
Repurchased	(58,658)	(519,616)	(139,952)	(1,255,975)
Net increase	24,241	$218,092	153,232	$1,213,911
Class R4 shares
Sold	12,156	$107,713	13,642	$125,120
Distributions reinvested	3,300	30,063	15,183	123,134
Repurchased	(1,971)	(17,763)	(3,790)	(33,474)
Net increase	13,485	$120,013	25,035	$214,780
Class R5 shares
Sold	84,738	$759,835	329,919	$2,845,254
Distributions reinvested	33,929	309,429	157,327	1,277,495
Repurchased	(254,089)	(2,200,879)	(161,551)	(1,403,657)
Net increase (decrease)	(135,422)	$(1,131,615)	325,695	$2,719,092
Class R6 shares
Sold	1,353,595	$11,861,961	3,301,739	$29,579,198
Distributions reinvested	289,118	2,636,756	1,645,952	13,365,131
Repurchased	(2,936,235)	(24,739,882)	(2,551,825)	(22,644,317)
Net increase (decrease)	(1,293,522)	$(10,241,165)	2,395,866	$20,300,012
Class 1 shares
Sold	1,765,113	$15,640,824	4,852,520	$43,484,714
Distributions reinvested	2,828,367	25,822,991	15,557,495	126,482,435
Repurchased	(6,935,588)	(61,719,929)	(14,311,606)	(126,054,202)
Net increase (decrease)	(2,342,108)	$(20,256,114)	6,098,409	$43,912,947
Total net increase (decrease)	(4,235,454)	$(35,611,475)	11,569,564	$88,329,424

Multimanager 2025 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	459,221	$3,848,094	1,155,327	$9,796,313
Distributions reinvested	736,861	6,425,425	3,374,611	26,794,414
Repurchased	(1,997,787)	(17,003,282)	(3,669,581)	(31,562,043)
Net increase (decrease)	(801,705)	$(6,729,763)	860,357	$5,028,684
Class I shares
Sold	79,961	$680,727	44,083	$415,527
Distributions reinvested	8,931	77,435	33,013	260,472
Repurchased	(2,190)	(18,369)	(84,232)	(704,153)
Net increase (decrease)	86,702	$739,793	(7,136)	$(28,154)
Class R2 shares
Sold	33,657	$283,130	125,963	$1,076,622
Distributions reinvested	27,445	237,128	137,977	1,085,877
Repurchased	(193,520)	(1,640,457)	(287,271)	(2,482,786)
Net decrease	(132,418)	$(1,120,199)	(23,331)	$(320,287)
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	77

Multimanager 2025 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	2,346	$19,852	4,604	$39,631
Distributions reinvested	2,001	17,372	11,989	94,710
Repurchased	(27,120)	(229,446)	(6,198)	(51,230)
Net increase (decrease)	(22,773)	$(192,222)	10,395	$83,111
Class R5 shares
Sold	61,737	$524,540	433,975	$3,569,649
Distributions reinvested	32,710	282,941	123,777	975,359
Repurchased	(326,396)	(2,689,136)	(245,498)	(2,081,235)
Net increase (decrease)	(231,949)	$(1,881,655)	312,254	$2,463,773
Class R6 shares
Sold	607,095	$5,092,641	2,397,679	$20,651,077
Distributions reinvested	245,114	2,117,786	1,090,990	8,586,095
Repurchased	(1,974,904)	(16,031,363)	(2,037,295)	(17,385,379)
Net increase (decrease)	(1,122,695)	$(8,820,936)	1,451,374	$11,851,793
Class 1 shares
Sold	1,205,270	$10,152,885	2,156,484	$18,357,180
Distributions reinvested	2,675,447	23,169,372	12,392,870	97,655,814
Repurchased	(7,923,349)	(67,360,399)	(17,643,520)	(150,502,509)
Net decrease	(4,042,632)	$(34,038,142)	(3,094,166)	$(34,489,515)
Total net decrease	(6,267,470)	$(52,043,124)	(490,253)	$(15,410,595)

Multimanager 2020 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	186,420	$1,470,816	446,555	$3,502,534
Distributions reinvested	640,897	5,088,723	2,818,334	20,630,205
Repurchased	(2,030,748)	(15,824,860)	(3,215,436)	(25,243,731)
Net increase (decrease)	(1,203,431)	$(9,265,321)	49,453	$(1,110,992)
Class I shares
Sold	105,789	$828,502	180,836	$1,413,732
Distributions reinvested	1,717	13,646	3,836	28,077
Repurchased	(151,734)	(1,179,406)	(107,059)	(830,063)
Net increase (decrease)	(44,228)	$(337,258)	77,613	$611,746
Class R2 shares
Sold	23,260	$178,617	65,436	$510,098
Distributions reinvested	17,349	136,887	90,402	657,220
Repurchased	(33,747)	(264,719)	(249,133)	(1,927,382)
Net increase (decrease)	6,862	$50,785	(93,295)	$(760,064)
Class R4 shares
Sold	8,190	$63,728	10,014	$79,921
Distributions reinvested	1,733	13,658	5,145	37,351
Repurchased	(19)	(148)	(2,098)	(16,917)
Net increase	9,904	$77,238	13,061	$100,355
78	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Multimanager 2020 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	94,502	$722,000	91,505	$703,765
Distributions reinvested	36,024	285,313	128,929	939,893
Repurchased	(185,504)	(1,440,098)	(103,591)	(796,412)
Net increase (decrease)	(54,978)	$(432,785)	116,843	$847,246
Class R6 shares
Sold	441,223	$3,379,881	1,581,080	$12,482,891
Distributions reinvested	120,942	954,232	560,358	4,073,800
Repurchased	(1,381,613)	(10,464,768)	(1,621,624)	(12,615,289)
Net increase (decrease)	(819,448)	$(6,130,655)	519,814	$3,941,402
Class 1 shares
Sold	656,218	$5,096,121	1,327,591	$10,338,378
Distributions reinvested	1,211,646	9,584,119	5,512,185	40,183,832
Repurchased	(5,491,921)	(42,741,738)	(9,354,912)	(72,697,681)
Net decrease	(3,624,057)	$(28,061,498)	(2,515,136)	$(22,175,471)
Total net decrease	(5,729,376)	$(44,099,494)	(1,831,647)	$(18,545,778)

Multimanager 2015 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	96,741	$694,646	60,837	$436,624
Distributions reinvested	353,676	2,595,980	1,358,234	9,263,154
Repurchased	(705,167)	(5,049,353)	(1,561,445)	(11,445,865)
Net decrease	(254,750)	$(1,758,727)	(142,374)	$(1,746,087)
Class I shares
Sold	5,797	$42,110	—	—
Distributions reinvested	789	5,784	12,966	$88,168
Repurchased	(79,048)	(551,346)	(94,205)	(715,750)
Net decrease	(72,462)	$(503,452)	(81,239)	$(627,582)
Class R2 shares
Sold	2,873	$20,528	7,918	$56,966
Distributions reinvested	2,356	17,175	9,405	63,668
Repurchased	(15,056)	(109,688)	(28,529)	(204,620)
Net decrease	(9,827)	$(71,985)	(11,206)	$(83,986)
Class R4 shares
Sold	—	—	1,355	$10,000
Net increase	—	—	1,355	$10,000
Class R5 shares
Sold	15,132	$109,457	8,239	$58,502
Distributions reinvested	2,388	17,482	9,057	61,495
Repurchased	(19,389)	(139,592)	(15,768)	(112,840)
Net increase (decrease)	(1,869)	$(12,653)	1,528	$7,157
Class R6 shares
Sold	54,126	$390,631	244,998	$1,788,251
Distributions reinvested	51,398	376,746	170,613	1,160,167
Repurchased	(96,762)	(690,815)	(268,290)	(1,938,732)
Net increase	8,762	$76,562	147,321	$1,009,686
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	79

Multimanager 2015 Lifetime Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	446,825	$3,189,463	556,385	$4,092,353
Distributions reinvested	431,502	3,158,596	1,639,943	11,151,614
Repurchased	(1,345,574)	(9,733,101)	(3,051,229)	(22,296,484)
Net decrease	(467,247)	$(3,385,042)	(854,901)	$(7,052,517)
Total net decrease	(797,393)	$(5,655,297)	(939,516)	$(8,483,329)

Multimanager 2010 Lifetime Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	28,919	$213,647	141,704	$1,046,915
Distributions reinvested	193,688	1,437,163	542,371	3,780,357
Repurchased	(412,942)	(3,027,735)	(737,674)	(5,454,255)
Net decrease	(190,335)	$(1,376,925)	(53,599)	$(626,983)
Class I shares
Sold	16,791	$120,894	8,027	$59,125
Distributions reinvested	289	2,142	4,795	33,325
Repurchased	(49,983)	(358,806)	(41,033)	(300,537)
Net decrease	(32,903)	$(235,770)	(28,211)	$(208,087)
Class R2 shares
Sold	505	$3,673	6,540	$47,920
Distributions reinvested	659	4,889	7,454	51,882
Repurchased	(297)	(2,170)	(67,248)	(491,128)
Net increase (decrease)	867	$6,392	(53,254)	$(391,326)
Class R4 shares
Sold	367	$2,708	545	$4,082
Distributions reinvested	329	2,436	756	5,258
Repurchased	—	—	(63)	(458)
Net increase	696	$5,144	1,238	$8,882
Class R5 shares
Sold	65,858	$475,023	7,622	$55,912
Distributions reinvested	5,530	40,981	22,252	154,650
Repurchased	(162,958)	(1,165,182)	(49,048)	(358,288)
Net decrease	(91,570)	$(649,178)	(19,174)	$(147,726)
Class R6 shares
Sold	55,982	$409,689	331,171	$2,427,575
Distributions reinvested	55,569	412,322	133,216	927,181
Repurchased	(143,596)	(1,045,460)	(354,035)	(2,603,022)
Net increase (decrease)	(32,045)	$(223,449)	110,352	$751,734
Class 1 shares
Sold	599,246	$4,408,250	1,979,153	$14,579,582
Distributions reinvested	406,295	3,014,709	1,176,581	8,189,002
Repurchased	(1,582,668)	(11,550,698)	(3,794,967)	(27,848,462)
Net decrease	(577,127)	$(4,127,739)	(639,233)	$(5,079,878)
Total net decrease	(922,417)	$(6,601,525)	(681,881)	$(5,693,384)
Affiliates of the Trust owned shares of the following classes of the portfolios on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
80	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	% by Class
Multimanager 2065 Lifetime Portfolio	Class I	39%
Multimanager 2065 Lifetime Portfolio	Class R2	97%
Multimanager 2065 Lifetime Portfolio	Class R4	99%
Multimanager 2065 Lifetime Portfolio	Class R5	20%
Multimanager 2065 Lifetime Portfolio	Class R6	10%
Multimanager 2065 Lifetime Portfolio	Class 1	100%
Multimanager 2060 Lifetime Portfolio	Class I	30%
Multimanager 2060 Lifetime Portfolio	Class R4	74%
Multimanager 2060 Lifetime Portfolio	Class 1	100%
Multimanager 2055 Lifetime Portfolio	Class I	7%
Multimanager 2055 Lifetime Portfolio	Class R4	94%
Multimanager 2055 Lifetime Portfolio	Class 1	100%
Multimanager 2050 Lifetime Portfolio	Class I	5%
Multimanager 2050 Lifetime Portfolio	Class R6	1%
Multimanager 2050 Lifetime Portfolio	Class 1	100%
Multimanager 2045 Lifetime Portfolio	Class R6	1%
Multimanager 2045 Lifetime Portfolio	Class 1	100%
Multimanager 2040 Lifetime Portfolio	Class R6	1%
Multimanager 2040 Lifetime Portfolio	Class 1	100%
Multimanager 2035 Lifetime Portfolio	Class 1	100%
Multimanager 2030 Lifetime Portfolio	Class 1	100%
Multimanager 2025 Lifetime Portfolio	Class 1	100%
Multimanager 2020 Lifetime Portfolio	Class 1	100%
Multimanager 2015 Lifetime Portfolio	Class R4	100%
Multimanager 2015 Lifetime Portfolio	Class 1	100%
Multimanager 2010 Lifetime Portfolio	Class R6	1%
Multimanager 2010 Lifetime Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager 2065 Lifetime Portfolio	$573,295	$20,302,307	$226,644	$5,225,510
Multimanager 2060 Lifetime Portfolio	1,661,369	36,142,280	1,040,339	14,818,933
Multimanager 2055 Lifetime Portfolio	2,219,719	41,047,370	1,577,975	23,978,573
Multimanager 2050 Lifetime Portfolio	3,124,424	52,721,282	2,454,333	42,706,823
Multimanager 2045 Lifetime Portfolio	5,153,373	73,956,936	4,763,620	75,677,285
Multimanager 2040 Lifetime Portfolio	5,919,685	74,525,971	8,842,388	91,554,141
Multimanager 2035 Lifetime Portfolio	9,017,091	85,577,661	13,035,192	96,938,549
Multimanager 2030 Lifetime Portfolio	17,918,899	89,574,515	19,756,749	123,867,498
Multimanager 2025 Lifetime Portfolio	15,045,292	65,569,042	19,018,472	120,712,265
Multimanager 2020 Lifetime Portfolio	8,597,451	31,456,086	11,305,491	76,324,928
Multimanager 2015 Lifetime Portfolio	3,770,183	11,568,929	4,212,589	18,466,733
Multimanager 2010 Lifetime Portfolio	2,890,891	10,576,056	3,268,656	18,513,173
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 29, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager 2030 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.5%
	JHF II Core Bond Fund	5.2%
Multimanager 2025 Lifetime Portfolio	JHF Diversified Real Assets Fund	6.3%
	JHF II Core Bond Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	81

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Blue Chip Growth	83,043	$3,199,965	$1,183,948	$(571,589)	$(150,339)	$777,476	—	$123,346	$4,439,461
Bond	—	383,111	18,081	(397,262)	(6,906)	2,976	$676	—	—
Capital Appreciation	197,951	2,220,546	839,122	(417,839)	(24,623)	478,749	—	147,854	3,095,955
Capital Appreciation Value	215,589	1,487,526	572,943	(94,361)	(14,703)	88,068	40,163	29,546	2,039,473
Disciplined Value	151,972	2,606,631	1,004,095	(186,829)	(26,123)	165,969	35,131	177,604	3,563,743
Disciplined Value International	241,641	2,562,607	1,165,415	(182,971)	(2,764)	(28,825)	61,419	148,839	3,513,462
Emerging Markets Debt	55,053	324,844	172,314	(97,031)	(590)	16,116	11,547	—	415,653
Emerging Markets Equity	511,513	4,000,094	521,464	—	—	97,402	71,464	—	4,618,960
Equity Income	255,255	3,528,781	1,531,090	(295,704)	(59,726)	216,885	45,812	239,047	4,921,326
Financial Industries	44,472	516,572	174,557	(53,180)	(14,804)	87,970	13,105	774	711,115
Fundamental Large Cap Core	44,242	2,219,883	815,882	(131,823)	(27,570)	196,678	14,696	150,139	3,073,050
Health Sciences	185,263	675,623	274,399	(62,194)	(4,913)	43,398	—	55,354	926,313
High Yield	141,581	309,709	274,660	(165,637)	2,906	4,520	10,929	—	426,158
International Dynamic Growth	119,796	1,037,149	249,648	(83,092)	(24,112)	242,390	4,123	—	1,421,983
International Growth	61,322	1,147,627	416,567	(77,657)	(26,761)	113,756	37,397	—	1,573,532
International Small Company	132,887	1,001,220	404,242	(63,789)	(18,917)	49,966	33,766	—	1,372,722
International Strategic Equity Allocation	1,051,544	7,496,446	2,805,683	(548,415)	(51,474)	445,156	284,748	—	10,147,396
John Hancock Collateral Trust	15,605	112,190	164,641	(123,004)	2,187	42	3,482	—	156,056
Mid Cap Growth	235,541	2,743,755	731,737	(204,467)	(57,788)	545,993	—	—	3,759,230
Mid Value	282,599	3,446,493	1,420,513	(268,575)	(51,457)	197,870	49,390	332,260	4,744,844
Science & Technology	358,091	518,889	168,818	(90,436)	20,008	106,064	—	—	723,343
Short Duration Bond	109,533	709,566	747,497	(445,702)	3,166	846	16,339	—	1,015,373
Small Cap Dynamic Growth	47,132	535,829	149,339	(35,292)	(14,457)	108,329	—	—	743,748
Small Cap Value	50,393	622,301	320,732	(63,404)	(19,068)	(6,401)	5,881	70,716	854,160
82	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	1,216,865	$8,992,666	$3,179,723	$(424,091)	$(13,374)	$1,382,886	$146,695	—	$13,117,810
					$(582,202)	$5,334,279	$886,763	$1,475,479	$71,374,866
Multimanager 2060 Lifetime Portfolio
Blue Chip Growth	303,963	$12,863,067	$1,550,186	$(546,195)	$(43,633)	$2,426,459	—	$463,139	$16,249,884
Bond	—	1,555,591	55,307	(1,587,534)	(50,204)	26,840	$2,975	—	—
Capital Appreciation	726,031	8,948,313	1,211,747	(527,571)	(72,709)	1,795,339	—	557,036	11,355,119
Capital Appreciation Value	770,201	6,294,595	981,243	(252,521)	(69,122)	331,910	153,484	112,911	7,286,105
Disciplined Value	542,927	11,329,507	1,538,748	(627,910)	(66,467)	557,749	134,111	677,997	12,731,627
Disciplined Value International	863,273	10,736,314	2,358,893	(392,203)	(3,470)	(147,537)	234,339	567,886	12,551,997
Emerging Markets Debt	205,523	1,318,258	571,207	(389,896)	(5,683)	57,813	43,280	—	1,551,699
Emerging Markets Equity	1,931,085	16,822,239	287,497	—	—	327,960	287,497	—	17,437,696
Equity Income	913,521	15,475,915	2,605,248	(1,014,908)	(207,913)	754,334	182,016	912,069	17,612,676
Financial Industries	159,176	2,166,428	274,804	(168,481)	(41,013)	313,490	50,578	2,986	2,545,228
Fundamental Large Cap Core	158,366	9,348,398	1,418,254	(392,015)	(84,566)	710,013	56,490	577,131	11,000,084
Health Sciences	661,859	2,830,594	562,166	(215,349)	(35,423)	167,305	—	211,908	3,309,293
High Yield	485,836	1,252,270	820,100	(635,348)	6,072	19,273	40,395	—	1,462,367
International Dynamic Growth	447,878	4,345,246	379,245	(228,298)	(75,471)	895,594	15,795	—	5,316,316
International Growth	219,077	4,808,103	622,891	(120,724)	(51,503)	362,743	142,685	—	5,621,510
International Small Company	474,744	4,203,325	750,726	(151,964)	(32,648)	134,670	128,694	—	4,904,109
International Strategic Equity Allocation	3,756,685	31,407,154	4,631,126	(1,159,695)	(112,248)	1,485,677	1,086,436	—	36,252,014
John Hancock Collateral Trust	54,886	534,537	179,958	(165,821)	29	181	15,138	—	548,884
Mid Cap Growth	861,085	11,570,053	1,126,740	(738,376)	(448,749)	2,233,252	—	—	13,742,920
Mid Value	1,011,482	14,513,915	2,960,566	(960,924)	(181,526)	650,752	190,682	1,282,780	16,982,783
Science & Technology	1,295,464	2,196,027	234,379	(280,348)	6,749	460,030	—	—	2,616,837
Short Duration Bond	375,706	2,863,480	2,405,120	(1,796,403)	12,208	(1,611)	59,513	—	3,482,794
Small Cap Dynamic Growth	177,774	2,257,202	307,105	(101,196)	(47,318)	389,473	—	—	2,805,266
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	83

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Value	180,375	$2,614,019	$842,081	$(293,090)	$(89,330)	$(16,328)	$22,539	$271,030	$3,057,352
U.S. Sector Rotation	4,390,172	37,870,026	5,648,927	(1,341,099)	(38,010)	5,186,211	561,583	—	47,326,055
					$(1,731,948)	$19,121,592	$3,408,230	$5,636,873	$257,750,615
Multimanager 2055 Lifetime Portfolio
Blue Chip Growth	440,059	$19,204,466	$1,639,254	$(758,236)	$(53,963)	$3,494,029	—	$673,278	$23,525,550
Bond	—	2,315,156	65,935	(2,359,969)	(64,093)	42,971	$3,496	—	—
Capital Appreciation	1,046,217	13,330,639	1,353,622	(806,600)	(112,446)	2,597,620	—	810,707	16,362,835
Capital Appreciation Value	1,101,453	9,453,117	1,103,554	(507,536)	(134,796)	505,409	223,481	164,405	10,419,748
Disciplined Value	776,431	17,191,974	1,877,480	(1,546,636)	(115,001)	799,491	195,272	987,201	18,207,308
Disciplined Value International	1,234,554	16,019,941	2,892,910	(719,679)	3,313	(246,064)	340,890	826,098	17,950,421
Emerging Markets Debt	296,311	1,959,339	895,650	(690,020)	(12,443)	84,625	62,171	—	2,237,151
Emerging Markets Equity	2,844,895	25,150,198	424,784	(348,519)	(271,283)	734,223	424,785	—	25,689,403
Equity Income	1,304,111	23,406,956	3,176,940	(2,184,213)	(403,416)	1,146,987	267,934	1,325,231	25,143,254
Financial Industries	227,216	3,242,340	217,532	(219,046)	(39,549)	431,912	73,548	4,342	3,633,189
Fundamental Large Cap Core	225,838	13,966,436	1,304,343	(479,811)	(95,772)	991,505	82,412	841,960	15,686,701
Health Sciences	946,514	4,228,841	601,985	(285,541)	(44,228)	231,513	—	308,596	4,732,570
High Yield	686,435	1,861,372	999,495	(829,146)	6,657	27,793	57,762	—	2,066,171
International Dynamic Growth	641,169	6,473,975	366,577	(412,081)	(102,809)	1,285,015	22,999	—	7,610,677
International Growth	313,298	7,160,954	633,847	(198,523)	(78,524)	521,483	207,176	—	8,039,237
International Small Company	678,925	6,282,502	865,896	(273,179)	(49,543)	187,616	187,581	—	7,013,292
International Strategic Equity Allocation	5,372,379	46,782,751	4,854,361	(1,730,313)	(165,364)	2,102,025	1,581,043	—	51,843,460
John Hancock Collateral Trust	71,329	727,201	208,645	(222,806)	62	218	19,930	—	713,320
Mid Cap Growth	1,238,760	17,227,621	979,903	(986,042)	(577,213)	3,126,346	—	—	19,770,615
Mid Value	1,443,841	21,656,644	3,662,246	(1,719,401)	(337,967)	980,570	277,233	1,865,034	24,242,092
Science & Technology	1,851,524	3,278,499	197,045	(404,574)	(3,174)	672,283	—	—	3,740,079
Short Duration Bond	530,375	4,277,238	3,476,183	(2,851,669)	24,948	(10,125)	84,753	—	4,916,575
84	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	247,336	$3,371,811	$265,837	$(215,873)	$(83,416)	$564,598	—	—	$3,902,957
Small Cap Value	257,525	3,911,663	952,117	(337,598)	(98,439)	(62,698)	$32,808	$394,518	4,365,045
U.S. Sector Rotation	6,373,462	56,762,526	6,365,184	(1,851,151)	(90,905)	7,520,263	817,696	—	68,705,917
					$(2,899,364)	$27,729,608	$4,962,970	$8,201,370	$370,517,567
Multimanager 2050 Lifetime Portfolio
Blue Chip Growth	656,288	$29,744,573	$2,007,629	$(1,876,697)	$15,053	$5,194,596	—	$1,027,710	$35,085,154
Bond	—	3,515,218	99,837	(3,569,012)	(116,633)	70,590	$6,107	—	—
Capital Appreciation	1,560,267	20,579,184	1,908,019	(1,850,245)	(263,517)	4,029,142	—	1,238,692	24,402,583
Capital Appreciation Value	1,633,930	14,590,200	1,309,352	(991,253)	(252,237)	800,913	340,562	250,536	15,456,975
Disciplined Value	1,163,582	26,393,247	2,661,222	(2,762,852)	(122,196)	1,116,585	297,496	1,503,990	27,286,006
Disciplined Value International	1,831,068	24,708,193	3,630,227	(1,320,329)	17,081	(411,439)	519,958	1,260,043	26,623,733
Emerging Markets Debt	445,619	2,943,634	1,275,308	(960,503)	(39,039)	145,023	94,140	—	3,364,423
Emerging Markets Equity	4,298,486	38,772,726	649,118	(1,295,681)	(944,979)	1,634,142	649,118	—	38,815,326
Equity Income	1,947,169	35,680,809	4,499,039	(3,695,914)	(462,897)	1,520,383	409,860	2,023,211	37,541,420
Financial Industries	339,371	4,966,783	229,200	(361,170)	(37,136)	628,861	111,787	6,599	5,426,538
Fundamental Large Cap Core	340,000	21,672,320	1,765,990	(1,165,534)	(222,019)	1,565,628	125,092	1,277,990	23,616,385
Health Sciences	1,420,139	6,568,934	765,236	(507,515)	(66,155)	340,197	—	470,483	7,100,697
High Yield	994,229	2,796,452	1,404,285	(1,261,443)	13,533	39,801	87,261	—	2,992,628
International Dynamic Growth	947,684	9,995,321	502,923	(1,031,960)	(219,749)	2,002,475	35,050	—	11,249,010
International Growth	468,552	10,969,518	728,874	(346,805)	(90,037)	761,498	316,595	—	12,023,048
International Small Company	1,008,025	9,643,555	985,974	(425,581)	(64,044)	272,992	285,951	—	10,412,896
International Strategic Equity Allocation	7,968,213	71,664,766	5,157,747	(2,873,529)	(230,101)	3,174,376	2,410,617	—	76,893,259
John Hancock Collateral Trust	86,625	973,642	246,337	(354,061)	94	274	25,276	—	866,286
Mid Cap Growth	1,848,373	26,536,001	1,402,584	(2,272,441)	(1,280,409)	5,114,296	—	—	29,500,031
Mid Value	2,156,560	33,162,528	4,559,367	(2,450,933)	(449,108)	1,386,784	421,160	2,833,279	36,208,638
Science & Technology	2,751,767	5,050,454	295,360	(797,938)	(21,656)	1,032,350	—	—	5,558,570
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	85

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	768,322	$6,425,953	$4,626,208	$(3,949,220)	$26,582	$(7,180)	$127,075	—	$7,122,343
Small Cap Dynamic Growth	366,188	5,150,524	397,875	(487,236)	(164,130)	881,413	—	—	5,778,446
Small Cap Value	383,355	6,026,654	1,241,066	(518,611)	(135,584)	(115,659)	49,901	$600,056	6,497,866
U.S. Sector Rotation	9,630,611	87,959,137	8,490,658	(3,867,788)	(142,435)	11,378,414	1,246,066	—	103,817,986
					$(5,251,718)	$42,556,455	$7,559,072	$12,492,589	$553,640,247
Multimanager 2045 Lifetime Portfolio
Blue Chip Growth	942,100	$44,532,104	$1,978,127	$(3,698,265)	$242,126	$7,310,564	—	$1,498,233	$50,364,656
Bond	1,711,791	17,616,953	13,850,446	(8,459,754)	(595,422)	440,182	$339,890	—	22,852,405
Capital Appreciation	2,239,543	30,648,014	2,633,487	(3,729,199)	(490,452)	5,964,600	—	1,799,310	35,026,450
Capital Appreciation Value	2,490,610	22,411,770	1,689,621	(1,377,043)	(221,203)	1,058,024	517,509	380,707	23,561,169
Disciplined Value	1,682,700	38,686,493	3,320,135	(4,015,905)	131,208	1,337,379	425,166	2,149,428	39,459,310
Disciplined Value International	2,709,733	38,233,440	3,987,772	(2,214,234)	(45,650)	(561,815)	778,845	1,887,421	39,399,513
Diversified Real Assets	880,508	8,225,408	2,390,517	(541,051)	(34,516)	(152,257)	219,334	—	9,888,101
Emerging Markets Debt	1,215,221	11,540,321	907,068	(3,667,423)	(550,545)	945,494	310,834	—	9,174,915
Emerging Markets Equity	5,854,913	54,150,969	892,568	(3,095,349)	(1,339,049)	2,260,729	892,568	—	52,869,868
Equity Income	2,757,843	53,192,844	4,666,089	(6,190,913)	(294,678)	1,797,878	595,181	2,888,209	53,171,220
Financial Industries	491,769	7,408,017	249,682	(656,372)	(27,311)	889,372	163,367	9,644	7,863,388
Fundamental Large Cap Core	486,373	31,973,097	2,156,205	(2,246,174)	327,188	1,573,167	179,356	1,832,375	33,783,483
Health Sciences	2,124,811	9,906,087	1,178,301	(871,198)	(37,914)	448,778	—	696,421	10,624,054
High Yield	2,251,091	6,762,363	1,321,797	(1,429,161)	(155,575)	276,360	205,711	—	6,775,784
International Dynamic Growth	1,422,566	15,310,880	616,946	(1,722,984)	(300,294)	2,981,315	52,573	—	16,885,863
International Growth	711,556	16,892,696	885,992	(529,224)	(42,380)	1,051,446	474,612	—	18,258,530
International Small Company	1,497,579	14,961,827	831,785	(622,921)	(21,959)	321,264	434,335	—	15,469,996
International Strategic Equity Allocation	11,818,793	108,374,220	6,047,040	(4,667,663)	(451,810)	4,749,566	3,559,112	—	114,051,353
John Hancock Collateral Trust	214,021	2,275,967	392,335	(528,858)	21	828	59,711	—	2,140,293
Mid Cap Growth	2,571,508	38,062,513	2,116,491	(4,455,524)	(2,124,098)	7,441,889	—	—	41,041,271
86	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	3,015,339	$47,963,224	$5,536,150	$(4,168,292)	$156,430	$1,140,030	$585,588	$3,939,437	$50,627,542
Science & Technology	4,063,193	7,551,448	486,200	(1,311,053)	(157,807)	1,638,862	—	—	8,207,650
Short Duration Bond	1,094,803	9,652,306	3,292,970	(2,852,811)	13,586	42,770	220,765	—	10,148,821
Small Cap Dynamic Growth	496,216	7,262,102	474,825	(868,814)	(124,005)	1,086,174	—	—	7,830,282
Small Cap Value	510,863	8,438,691	1,469,802	(902,625)	53,806	(400,547)	67,416	810,669	8,659,127
U.S. Sector Rotation	13,865,701	131,800,722	8,618,817	(7,255,138)	(239,661)	16,547,516	1,815,989	—	149,472,256
					$(6,329,964)	$60,189,568	$11,897,862	$17,891,854	$837,607,300
Multimanager 2040 Lifetime Portfolio
Blue Chip Growth	859,629	$41,606,656	$1,814,536	$(4,431,955)	$430,251	$6,536,264	—	$1,376,264	$45,955,752
Bond	3,009,225	34,215,819	11,307,837	(5,406,157)	(1,330,026)	1,385,674	$773,895	—	40,173,147
Capital Appreciation	2,041,948	28,691,199	2,324,901	(4,146,226)	(346,521)	5,412,712	—	1,643,065	31,936,065
Capital Appreciation Value	2,309,184	21,443,872	1,202,004	(1,569,387)	(270,431)	1,038,824	486,734	358,068	21,844,882
Core Bond	2,496,492	22,032,479	9,359,430	(4,136,454)	(797,568)	678,983	484,137	—	27,136,870
Disciplined Value	1,528,495	36,009,758	3,265,777	(4,711,008)	147,681	1,130,993	389,623	1,969,743	35,843,201
Disciplined Value International	2,590,524	38,000,548	3,084,785	(2,808,021)	(29,211)	(581,875)	760,092	1,841,974	37,666,226
Diversified Real Assets	2,111,255	22,671,612	3,319,848	(1,841,514)	(48,656)	(391,899)	564,212	—	23,709,391
Emerging Markets Debt	2,344,695	18,664,152	1,147,516	(2,750,209)	(776,564)	1,417,553	538,814	—	17,702,448
Emerging Markets Equity	5,048,633	47,316,286	779,218	(3,305,928)	(1,253,715)	2,053,299	779,218	—	45,589,160
Equity Income	2,524,871	49,599,364	4,990,278	(7,220,488)	(177,653)	1,488,016	547,557	2,645,078	48,679,517
Financial Industries	500,178	7,633,489	287,493	(801,948)	(27,023)	905,839	167,378	9,880	7,997,850
Fundamental Global Franchise	224,420	3,108,390	206,642	(792,403)	44,633	29,275	15,401	157,308	2,596,537
Fundamental Large Cap Core	368,744	24,739,483	1,762,917	(2,336,606)	492,685	954,448	138,367	1,413,619	25,612,927
Global Equity	204,483	3,087,179	86,946	(810,398)	136,619	82,279	35,708	39,836	2,582,625
Health Sciences	2,180,647	10,463,849	1,009,086	(965,498)	(57,717)	453,515	—	726,850	10,903,235
High Yield	4,103,633	13,405,390	1,428,848	(2,717,346)	(408,358)	643,402	401,806	—	12,351,936
International Dynamic Growth	1,407,304	15,505,131	580,815	(2,027,166)	(412,673)	3,058,596	52,533	—	16,704,703
International Growth	684,375	16,602,046	662,984	(680,521)	(35,083)	1,011,630	464,268	—	17,561,056
International Small Company	1,532,738	15,868,237	646,540	(990,942)	(4,461)	313,810	455,151	—	15,833,184
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	87

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	11,406,822	$107,109,537	$3,935,292	$(5,160,696)	$(450,140)	$4,641,835	$3,478,490	—	$110,075,828
John Hancock Collateral Trust	188,280	2,107,588	364,189	(589,674)	62	713	53,975	—	1,882,878
Mid Cap Growth	2,247,729	33,965,367	1,811,456	(4,594,688)	(1,500,842)	6,192,469	—	—	35,873,762
Mid Value	2,633,828	43,103,977	4,506,402	(4,509,878)	263,191	858,272	517,371	$3,480,519	44,221,964
Science & Technology	4,108,485	7,770,512	481,444	(1,458,136)	(158,473)	1,663,792	—	—	8,299,139
Short Duration Bond	1,031,382	11,152,200	2,142,794	(3,802,392)	25,096	43,218	242,003	—	9,560,916
Small Cap Dynamic Growth	402,489	5,978,300	345,624	(752,729)	(82,820)	862,908	—	—	6,351,283
Small Cap Value	409,943	7,058,368	975,335	(796,936)	52,432	(340,673)	55,198	663,754	6,948,526
Strategic Income Opportunities	382,557	4,547,017	501,234	(1,313,755)	(82,958)	131,946	63,661	—	3,783,484
U.S. Sector Rotation	13,504,329	131,401,432	8,359,341	(10,077,424)	(279,832)	16,173,152	1,789,692	—	145,576,669
					$(6,938,075)	$57,848,970	$13,255,284	$16,325,958	$860,955,161
Multimanager 2035 Lifetime Portfolio
Blue Chip Growth	828,948	$41,556,348	$1,685,993	$(5,740,879)	$785,364	$6,028,758	—	$1,348,323	$44,315,584
Bond	5,775,515	68,509,406	14,208,550	(5,805,134)	(1,588,250)	1,778,556	$1,550,410	—	77,103,128
Capital Appreciation	1,970,548	28,774,474	2,111,782	(4,999,459)	(97,467)	5,030,039	—	1,613,363	30,819,369
Capital Appreciation Value	3,941,187	34,264,616	3,404,979	(1,696,352)	(332,379)	1,642,768	808,362	594,675	37,283,632
Core Bond	5,616,443	52,512,132	13,629,146	(4,869,775)	(1,111,702)	890,938	1,207,856	—	61,050,739
Disciplined Value	1,507,114	35,208,314	2,621,723	(3,838,383)	206,768	1,143,412	384,968	1,946,206	35,341,834
Disciplined Value International	2,918,691	41,815,828	3,321,202	(2,061,848)	(11,223)	(626,186)	846,475	2,051,312	42,437,773
Diversified Real Assets	3,970,029	42,333,353	4,904,403	(1,829,593)	(42,342)	(782,401)	1,059,980	—	44,583,420
Emerging Markets Debt	4,291,272	30,913,616	2,704,836	(2,297,582)	(750,612)	1,828,845	928,722	—	32,399,103
Emerging Markets Equity	5,029,274	45,832,871	758,937	(1,964,326)	(789,546)	1,576,410	758,937	—	45,414,346
Equity Income	2,485,501	48,471,698	3,729,148	(5,683,842)	(69,462)	1,472,921	539,621	2,612,485	47,920,463
Financial Industries	555,400	8,404,512	273,447	(769,469)	(29,013)	1,001,376	183,809	10,850	8,880,853
Fundamental Global Franchise	421,013	5,114,927	326,493	(684,242)	74,188	39,758	29,112	297,357	4,871,124
Fundamental Large Cap Core	317,157	21,286,268	1,449,542	(2,005,407)	536,206	763,088	118,445	1,210,090	22,029,697
Global Equity	503,453	6,461,128	225,560	(825,464)	97,582	399,806	86,890	96,934	6,358,612
88	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	2,123,050	$10,211,863	$902,960	$(898,481)	$9,515	$389,395	—	$711,886	$10,615,252
High Yield	7,243,928	24,330,023	1,398,734	(4,360,293)	(671,610)	1,107,370	$727,296	—	21,804,224
International Dynamic Growth	1,522,878	17,050,816	377,767	(2,269,007)	(429,431)	3,346,413	57,712	—	18,076,558
International Growth	759,758	18,421,305	619,776	(636,926)	(20,023)	1,111,260	511,484	—	19,495,392
International Small Company	1,662,919	16,933,341	709,007	(805,325)	24,824	316,108	486,313	—	17,177,955
International Strategic Equity Allocation	11,843,549	111,102,411	3,763,569	(4,936,151)	(433,821)	4,794,238	3,606,266	—	114,290,246
John Hancock Collateral Trust	163,010	2,000,446	362,478	(733,476)	90	631	49,111	—	1,630,169
Mid Cap Growth	2,153,147	32,512,015	2,205,342	(4,927,244)	(1,078,143)	5,652,261	—	—	34,364,231
Mid Value	2,575,014	41,379,794	4,409,080	(3,682,495)	335,363	792,739	500,031	3,363,866	43,234,481
Science & Technology	4,483,755	8,466,671	594,687	(1,678,589)	(132,559)	1,806,976	—	—	9,057,186
Short Duration Bond	1,228,355	14,209,658	1,923,372	(4,830,540)	34,504	49,859	300,937	—	11,386,853
Small Cap Dynamic Growth	347,291	5,186,894	358,589	(746,609)	(44,382)	725,762	—	—	5,480,254
Small Cap Value	361,781	6,088,594	910,729	(618,222)	42,353	(291,265)	48,077	578,126	6,132,189
Strategic Income Opportunities	878,884	12,195,766	512,126	(4,202,105)	(195,885)	382,260	173,574	—	8,692,162
U.S. Sector Rotation	13,106,295	129,251,234	9,220,801	(13,018,162)	108,398	15,723,593	1,770,712	—	141,285,864
					$(5,572,695)	$58,095,688	$16,735,100	$16,435,473	$1,003,532,693
Multimanager 2030 Lifetime Portfolio
Blue Chip Growth	644,027	$33,059,201	$1,515,535	$(5,509,949)	$982,471	$4,382,442	—	$1,067,987	$34,429,700
Bond	6,658,683	83,381,529	9,882,530	(4,721,640)	(1,303,691)	1,654,690	$1,864,301	—	88,893,418
Capital Appreciation	1,533,756	22,767,524	2,096,922	(4,791,249)	489,434	3,425,310	—	1,274,997	23,987,941
Capital Appreciation Value	4,734,498	41,657,482	3,982,757	(2,428,646)	(388,486)	1,965,240	988,562	727,240	44,788,347
Core Bond	8,587,387	85,320,264	13,478,968	(5,240,739)	(1,243,199)	1,029,598	1,958,291	—	93,344,892
Disciplined Value	1,180,057	28,559,367	1,989,100	(3,976,033)	382,782	717,110	309,968	1,567,044	27,672,326
Disciplined Value International	2,759,695	40,573,279	2,879,147	(2,742,984)	45,828	(629,303)	813,988	1,972,584	40,125,967
Diversified Real Assets	5,908,821	64,630,624	6,455,181	(3,547,539)	(11,970)	(1,170,239)	1,587,738	—	66,356,057
Emerging Markets Debt	5,662,963	40,634,549	3,402,343	(2,719,109)	(899,149)	2,336,733	1,224,380	—	42,755,367
Emerging Markets Equity	3,860,906	36,865,236	596,516	(3,252,313)	(854,108)	1,508,654	596,515	—	34,863,985
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	89

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	1,969,034	$39,373,638	$3,038,494	$(5,627,807)	$168,914	$1,009,738	$434,848	$2,098,733	$37,962,977
Financial Industries	528,300	8,058,923	387,347	(942,325)	(17,925)	961,503	175,958	10,387	8,447,523
Floating Rate Income	1,187,643	8,138,620	2,005,423	(1,038,568)	(82,753)	98,379	402,017	—	9,121,101
Fundamental Global Franchise	970,002	12,203,714	871,009	(2,135,504)	168,366	115,339	66,912	683,443	11,222,924
Fundamental Large Cap Core	170,684	11,882,902	914,108	(1,660,380)	388,634	330,465	65,452	668,691	11,855,729
Global Equity	1,267,860	16,798,108	472,425	(2,549,674)	93,411	1,198,798	223,306	249,119	16,013,068
Health Sciences	2,262,721	11,276,405	1,073,104	(1,474,463)	80,302	358,259	—	774,775	11,313,607
High Yield	9,477,399	33,040,456	1,497,000	(6,602,209)	(1,009,224)	1,600,947	975,280	—	28,526,970
International Dynamic Growth	1,436,984	16,638,840	453,488	(2,828,331)	(576,352)	3,369,352	56,031	—	17,056,997
International Growth	702,777	17,554,512	717,581	(1,279,858)	11,155	1,029,876	485,594	—	18,033,266
International Small Company	1,681,150	17,562,670	808,467	(1,355,679)	75,729	275,090	499,235	—	17,366,277
International Strategic Equity Allocation	11,084,435	106,776,029	3,572,489	(7,566,672)	(495,077)	4,678,030	3,431,877	—	106,964,799
John Hancock Collateral Trust	218,460	2,584,433	430,215	(830,903)	60	878	64,544	—	2,184,683
Mid Cap Growth	1,805,615	28,480,796	2,067,024	(5,619,925)	(868,063)	4,757,784	—	—	28,817,616
Mid Value	2,180,678	36,249,350	4,183,216	(4,794,415)	433,566	541,872	430,256	2,894,473	36,613,589
Science & Technology	4,189,205	8,195,913	567,626	(1,886,778)	(159,627)	1,745,061	—	—	8,462,195
Short Duration Bond	4,011,302	38,701,188	4,908,948	(6,699,454)	(439,716)	713,799	903,896	—	37,184,765
Small Cap Value	329,792	5,719,576	839,593	(743,413)	30,070	(255,846)	44,360	533,425	5,589,980
Strategic Income Opportunities	3,386,117	37,472,783	1,496,388	(6,067,286)	(461,933)	1,048,741	602,115	—	33,488,693
U.S. Sector Rotation	11,464,012	116,213,565	10,847,903	(17,788,315)	375,315	13,933,578	1,596,142	—	123,582,046
					$(5,085,236)	$52,731,878	$19,801,566	$14,522,898	$1,067,026,805
Multimanager 2025 Lifetime Portfolio
Blue Chip Growth	263,674	$15,352,559	$1,095,290	$(4,709,851)	$2,530,834	$(172,820)	—	$458,218	$14,096,012
Bond	7,025,852	93,134,954	8,671,080	(8,475,007)	(1,959,059)	2,423,157	$2,030,642	—	93,795,125
Capital Appreciation	626,924	10,682,834	1,039,592	(3,647,614)	825,273	905,002	—	547,025	9,805,087
Capital Appreciation Value	4,442,967	41,900,906	2,921,060	(4,343,421)	(449,411)	2,001,337	953,240	701,255	42,030,471
Core Bond	8,417,567	88,962,709	9,927,163	(7,236,543)	(1,591,595)	1,437,220	1,996,882	—	91,498,954
Disciplined Value	482,256	12,153,588	1,249,409	(2,525,810)	263,689	168,022	127,822	646,205	11,308,898
90	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,700,913	$26,006,219	$1,755,606	$(2,680,395)	$227,303	$(577,463)	$506,755	$1,228,048	$24,731,270
Diversified Real Assets	5,723,872	64,991,100	5,114,081	(4,649,704)	139,575	(1,315,975)	1,552,822	—	64,279,077
Emerging Markets Debt	5,472,535	39,086,449	4,028,894	(3,177,059)	(967,742)	2,347,099	1,177,517	—	41,317,641
Emerging Markets Equity	1,769,028	17,280,851	280,579	(1,892,678)	(181,827)	487,399	280,579	—	15,974,324
Equity Income	810,372	16,734,268	1,860,985	(3,422,808)	581,129	(129,594)	180,283	867,513	15,623,980
Financial Industries	336,873	5,469,315	194,126	(894,905)	1,708	616,348	115,943	6,844	5,386,592
Floating Rate Income	1,613,639	11,978,847	1,822,936	(1,428,650)	(46,485)	66,099	571,285	—	12,392,747
Fundamental Global Franchise	1,107,009	14,268,319	967,398	(2,724,685)	164,929	132,139	79,777	814,847	12,808,100
Fundamental Large Cap Core	97,646	7,372,626	498,251	(1,515,847)	135,300	292,137	38,762	396,013	6,782,467
Global Equity	1,088,769	15,217,572	422,887	(3,023,076)	386,740	747,024	199,890	222,996	13,751,147
Health Sciences	1,554,978	8,101,306	762,513	(1,386,751)	104,128	193,695	—	546,380	7,774,891
High Yield	9,128,293	32,763,641	1,300,917	(7,188,767)	(1,040,946)	1,641,317	959,431	—	27,476,162
International Dynamic Growth	928,875	11,485,190	264,143	(2,579,091)	(477,611)	2,333,114	37,724	—	11,025,745
International Growth	413,633	10,982,310	384,625	(1,379,781)	109,359	517,315	296,188	—	10,613,828
International Small Company	1,065,448	11,522,671	482,364	(1,223,237)	198,517	25,760	318,990	—	11,006,075
International Strategic Equity Allocation	6,734,020	68,689,920	2,389,028	(8,715,774)	(480,331)	3,100,447	2,165,661	—	64,983,290
John Hancock Collateral Trust	217,908	2,543,441	1,445,276	(1,810,416)	302	568	63,669	—	2,179,171
Mid Cap Growth	979,949	16,495,236	1,119,443	(4,136,213)	(51,125)	2,212,652	—	—	15,639,993
Mid Value	1,183,527	20,865,027	2,272,770	(3,780,893)	472,529	41,990	243,482	1,637,979	19,871,423
Science & Technology	2,670,266	5,535,004	372,074	(1,547,705)	(118,000)	1,152,564	—	—	5,393,937
Short Duration Bond	5,011,121	48,614,837	3,882,298	(6,400,823)	(594,605)	951,389	1,139,916	—	46,453,096
Small Cap Value	246,119	4,460,772	598,506	(715,831)	62,587	(234,310)	33,941	408,135	4,171,724
Strategic Income Opportunities	4,096,345	45,064,377	1,085,395	(6,368,505)	(443,697)	1,175,285	733,458	—	40,512,855
U.S. Sector Rotation	5,743,920	60,705,356	7,519,767	(13,782,875)	397,514	7,079,699	840,392	—	61,919,461
					$(1,801,018)	$29,618,616	$16,645,051	$8,481,458	$804,603,543
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	91

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2020 Lifetime Portfolio
Blue Chip Growth	56,936	$3,281,171	$192,150	$(940,406)	$425,707	$85,184	—	$98,863	$3,043,806
Bond	4,162,055	58,987,169	3,105,814	(6,862,230)	(1,425,465)	1,758,152	$1,252,785	—	55,563,440
Capital Appreciation	135,233	2,286,018	209,376	(754,653)	146,346	227,954	—	118,016	2,115,041
Capital Appreciation Value	2,104,840	21,062,297	1,030,291	(2,945,121)	(277,281)	1,041,602	469,641	345,493	19,911,788
Core Bond	5,242,836	59,566,089	4,014,409	(6,536,308)	(1,283,570)	1,229,003	1,305,999	—	56,989,623
Disciplined Value	104,196	2,656,112	366,271	(672,502)	20,733	72,788	27,823	140,660	2,443,402
Disciplined Value International	738,945	11,699,435	917,644	(1,712,927)	67,498	(227,385)	226,382	548,604	10,744,265
Diversified Real Assets	3,033,192	36,555,130	2,956,868	(4,803,825)	299,847	(945,276)	848,924	—	34,062,744
Emerging Markets Debt	3,053,656	22,889,265	2,137,601	(2,770,444)	(716,306)	1,514,990	681,112	—	23,055,106
Emerging Markets Equity	564,752	5,849,633	90,264	(940,799)	(34,099)	134,712	90,263	—	5,099,711
Equity Income	174,999	3,659,356	538,926	(919,107)	183,724	(88,916)	39,308	188,288	3,373,983
Financial Industries	170,418	2,924,371	128,002	(650,105)	5,403	317,312	60,651	3,580	2,724,983
Floating Rate Income	1,172,458	9,255,436	1,105,465	(1,370,867)	(5,880)	20,327	431,995	—	9,004,481
Fundamental Global Franchise	538,167	7,393,786	520,523	(1,852,038)	179,268	(14,952)	38,595	394,210	6,226,587
Fundamental Large Cap Core	58,533	4,392,893	393,402	(973,940)	43,591	209,729	23,451	239,583	4,065,675
Global Equity	516,337	7,719,853	211,507	(1,976,047)	336,536	229,490	95,237	106,246	6,521,339
Global Shareholder Yield	329,875	4,034,170	120,892	(665,901)	93,718	62,240	51,039	59,046	3,645,119
Health Sciences	732,576	4,006,886	399,909	(887,581)	74,896	68,768	—	267,109	3,662,878
High Yield	5,106,336	19,434,227	665,826	(5,085,605)	(696,771)	1,052,393	559,473	—	15,370,070
International Dynamic Growth	430,327	5,536,810	216,544	(1,520,533)	88,129	787,031	17,822	—	5,107,981
International Growth	175,952	4,921,717	188,353	(865,564)	(49,240)	319,671	129,470	—	4,514,937
International Small Company	433,889	4,873,952	221,399	(705,112)	142,245	(50,408)	132,984	—	4,482,076
International Strategic Equity Allocation	2,841,449	30,624,017	1,096,159	(5,423,841)	(296,321)	1,419,971	942,014	—	27,419,985
John Hancock Collateral Trust	114,118	1,430,971	1,145,800	(1,436,010)	156	306	34,613	—	1,141,223
Mid Cap Growth	349,871	6,173,348	630,648	(2,009,252)	326,277	462,924	—	—	5,583,945
Mid Value	423,273	7,856,811	873,624	(1,813,774)	339,557	(149,462)	88,948	598,383	7,106,756
92	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Science & Technology	1,349,002	$2,924,371	$319,139	$(1,059,877)	$(81,564)	$622,914	—	—	$2,724,983
Short Duration Bond	3,541,949	35,248,009	2,264,494	(4,943,126)	(437,959)	702,450	$824,970	—	32,833,868
Small Cap Value	126,389	2,368,253	396,194	(535,414)	18,276	(105,018)	17,573	$211,315	2,142,291
Strategic Income Opportunities	2,186,030	24,810,893	560,245	(4,155,119)	(213,274)	617,094	401,078	—	21,619,839
U.S. Sector Rotation	2,595,601	26,919,510	4,839,076	(7,185,891)	155,464	3,252,422	381,925	—	27,980,581
					$(2,570,359)	$14,628,010	$9,174,075	$3,319,396	$410,282,506
Multimanager 2015 Lifetime Portfolio
Blue Chip Growth	23,632	$1,277,544	$187,035	$(420,867)	$142,614	$77,051	—	$40,002	$1,263,377
Bond	1,777,065	24,055,532	1,076,286	(1,554,909)	(335,629)	482,537	$523,526	—	23,723,817
Capital Appreciation	56,128	889,328	160,106	(333,635)	56,857	105,179	—	47,749	877,835
Capital Appreciation Value	800,091	7,561,821	395,651	(681,670)	(46,576)	339,636	173,010	127,276	7,568,862
Core Bond	2,180,416	23,686,633	1,474,173	(1,447,640)	(300,291)	288,244	528,686	—	23,701,119
Disciplined Value	43,246	1,040,417	179,658	(244,904)	6,867	32,084	11,009	55,656	1,014,122
Disciplined Value International	252,211	3,889,538	286,381	(463,534)	35,916	(81,157)	74,997	181,745	3,667,144
Diversified Real Assets	1,153,642	13,151,344	1,181,857	(1,148,231)	77,339	(306,908)	314,167	—	12,955,401
Emerging Markets Debt	1,232,032	8,680,489	865,603	(566,555)	(150,471)	472,773	266,677	—	9,301,839
Emerging Markets Equity	97,808	876,467	14,562	(24,158)	(330)	16,665	14,562	—	883,206
Equity Income	72,633	1,433,661	269,287	(341,976)	65,009	(25,626)	15,456	74,336	1,400,355
Floating Rate Income	580,524	4,351,132	480,758	(380,095)	(1,926)	8,557	209,699	—	4,458,426
Fundamental Global Franchise	171,196	2,254,431	190,962	(521,120)	54,301	2,168	11,958	122,137	1,980,742
Fundamental Large Cap Core	19,231	1,379,101	139,719	(268,249)	22,683	62,499	7,507	76,698	1,335,753
Global Equity	200,415	2,830,795	80,745	(597,780)	101,535	115,950	35,942	40,096	2,531,245
Global Shareholder Yield	157,243	1,819,045	58,643	(214,651)	28,157	46,338	23,488	27,394	1,737,532
High Yield	2,060,208	7,405,322	231,994	(1,577,578)	(212,763)	354,251	219,547	—	6,201,226
International Dynamic Growth	134,258	1,630,856	74,103	(383,640)	24,059	248,267	5,420	—	1,593,645
International Growth	60,037	1,569,642	59,498	(180,877)	6,349	85,928	42,785	—	1,540,540
International Small Company	123,991	1,315,052	87,818	(149,537)	22,323	5,167	36,831	—	1,280,823
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	93

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	931,475	$9,434,723	$396,137	$(1,212,654)	$(61,847)	$432,377	$299,855	—	$8,988,736
John Hancock Collateral Trust	20,647	353,423	89,356	(236,411)	52	63	7,515	—	206,483
Mid Cap Growth	87,503	1,476,594	149,197	(428,119)	88,794	110,089	—	—	1,396,555
Mid Value	105,863	1,871,781	265,569	(413,676)	80,088	(26,328)	21,587	$145,224	1,777,434
Short Duration Bond	1,700,848	15,734,061	925,606	(1,018,224)	(95,048)	220,465	383,888	—	15,766,860
Strategic Income Opportunities	874,546	9,350,233	169,915	(1,031,580)	(47,868)	208,560	156,008	—	8,649,260
U.S. Sector Rotation	847,631	8,189,876	1,836,371	(2,009,088)	53,812	1,066,489	122,064	—	9,137,460
					$(385,994)	$4,341,318	$3,506,184	$938,313	$154,939,797
Multimanager 2010 Lifetime Portfolio
Blue Chip Growth	13,941	$959,653	$196,810	$(529,457)	$36,617	$81,678	—	$24,184	$745,301
Bond	1,360,230	19,002,554	1,147,778	(2,092,313)	(417,506)	518,560	$405,884	—	18,159,073
Capital Appreciation Value	554,145	5,379,503	430,913	(764,945)	(59,501)	256,239	121,623	89,472	5,242,209
Core Bond	1,744,992	19,614,789	1,356,075	(1,977,755)	(406,876)	381,826	434,234	—	18,968,059
Disciplined Value International	161,508	2,446,508	276,504	(340,206)	20,786	(55,262)	48,214	116,839	2,348,330
Diversified Real Assets	833,488	9,768,837	1,134,962	(1,374,768)	36,388	(205,347)	227,790	—	9,360,072
Emerging Markets Debt	938,236	6,775,526	811,252	(741,129)	(188,197)	426,228	205,175	—	7,083,680
Equity Income	43,596	642,019	395,115	(231,683)	29,134	5,938	8,665	47,872	840,523
Floating Rate Income	516,526	4,046,133	479,356	(564,797)	(3,144)	9,370	190,063	—	3,966,918
Fundamental Global Franchise	127,690	1,724,395	184,801	(469,359)	37,466	71	9,165	93,616	1,477,374
Fundamental Large Cap Core	12,024	870,990	109,796	(196,425)	10,449	40,347	4,711	48,126	835,157
Global Equity	136,044	1,983,725	93,737	(505,230)	74,739	71,266	25,115	28,018	1,718,237
Global Shareholder Yield	139,385	1,658,228	68,357	(250,703)	27,145	37,173	21,271	24,576	1,540,200
High Yield	1,564,538	5,827,415	214,889	(1,439,777)	(201,196)	307,930	169,426	—	4,709,261
International Dynamic Growth	90,387	1,080,564	138,415	(325,411)	12,297	167,035	3,670	—	1,072,900
International Growth	37,859	978,163	101,309	(163,598)	2,856	52,737	27,115	—	971,467
International Small Company	59,587	651,256	54,560	(102,782)	10,956	1,544	17,874	—	615,534
94	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	546,159	$6,105,310	$352,804	$(1,411,008)	$(74,333)	$297,663	$180,569	—	$5,270,436
John Hancock Collateral Trust	29,132	367,286	96,849	(172,935)	6	122	8,823	—	291,328
Mid Cap Growth	30,215	541,584	82,295	(210,417)	10,500	58,262	—	—	482,224
Mid Value	36,563	689,289	100,390	(193,513)	29,335	(11,613)	7,620	$51,263	613,888
Short Duration Bond	1,552,779	14,877,328	1,139,315	(1,737,637)	(155,898)	271,155	355,429	—	14,394,263
Strategic Income Opportunities	662,378	7,285,408	174,835	(1,028,315)	(49,345)	168,338	119,651	—	6,550,921
U.S. Sector Rotation	448,976	4,228,808	1,290,368	(1,259,396)	13,543	566,643	65,350	—	4,839,966
					$(1,203,779)	$3,447,903	$2,657,437	$523,966	$112,097,321
SEMIANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	95

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA
David Kobuszewski, CFA
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with  the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
96	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446849	LCSA 2/24
4/24

Semiannual report
John Hancock
Lifetime Blend Portfolios
Target date
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved quickly off their previous lows in response and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may begin to cut rates later in 2024. Stocks surged in response, and the momentum continued through the end of the period. International stocks also gained, but their performance wasn’t as robust. Short- and intermediate-term bond yields fell, while longer-term yields were flat to slightly higher. High-yield and investment-grade corporate bonds delivered the strongest returns for the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Lifetime Blend Portfolios

2	Lifetime Blend Portfolios’ strategy at a glance
3	Portfolio summary
8	Your expenses
11	Portfolios’ investments
20	Financial statements
30	Financial highlights
42	Notes to financial statements
62	More information
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	1

Lifetime Blend Portfolios’ strategy at a glance
A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

Lifetime Blend Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.
Portfolios with dates further off initially invest more aggressively in stock funds.
As a portfolio approaches its target date,1 the allocation will gradually migrate to more conservative fixed-income funds.
Once the target date is reached, the allocation will continue to become increasingly conservative until it reaches the end of its glide path, investing primarily in fixed-income funds.
JOHN HANCOCK LIFETIME BLEND PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Lifetime Blend Portfolios adjusts over time.
The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.
1 Based on an estimated retirement date.
2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
2065-2010 LIFETIME BLEND PORTFOLIOS’ CLASS A SHARE RETURNS (%)

For the six months ended 2/29/2024
Total returns for the portfolios exclude sales charges and assume all distributions are reinvested. The deduction of a class’ maximum sales charge would reduce the performance shown above.
Past performance does not guarantee future results.
MARKET INDEX TOTAL RETURNS
For the six months ended 2/29/2024
U.S. Stocks	S&P 500 Index	13.93%
	Russell Midcap Index	11.53%
	Russell 2000 Index	8.97%
	FTSE NAREIT All Equity REIT Index	6.35%
International Stocks	MSCI EAFE Index	9.23%
	MSCI Emerging Markets Index	4.93%
	MSCI EAFE Small Cap Index	4.87%
Fixed Income	Bloomberg U.S. Aggregate Bond Index	2.35%
	ICE Bank of America U.S. High Yield Index	6.15%
	JPMorgan Global Government Bonds Unhedged Index	1.15%
Market index total returns are included here as broad measures of market performance.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2065 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	54.7
Equity	52.6
Large blend	28.7
International equity	23.9
Fixed income	2.1
Intermediate bond	1.1
Emerging-market debt	0.6
High yield bond	0.4
Unaffiliated investment companies	43.3
Equity	43.3
U.S. Government	1.9
Short-term investments and other	0.1
2060 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	54.5
Equity	52.5
Large blend	28.6
International equity	23.9
Fixed income	2.0
Intermediate bond	1.1
Emerging-market debt	0.5
High yield bond	0.4
Unaffiliated investment companies	43.5
Equity	43.5
U.S. Government	2.0
2055 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	54.6
Equity	52.5
Large blend	28.6
International equity	23.9
Fixed income	2.1
Intermediate bond	1.1
Emerging-market debt	0.6
High yield bond	0.4
Unaffiliated investment companies	43.4
Equity	43.4
U.S. Government	2.0
2050 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	54.4
Equity	52.4
Large blend	28.6
International equity	23.8
Fixed income	2.0
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

ASSET ALLOCATION (% of net assets)
Intermediate bond	1.1
Emerging-market debt	0.5
High yield bond	0.4
Unaffiliated investment companies	43.5
Equity	43.5
U.S. Government	2.0
Short-term investments and other	0.1
2045 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	53.9
Equity	50.4
Large blend	27.6
International equity	22.8
Fixed income	3.5
Intermediate bond	1.7
Emerging-market debt	1.0
High yield bond	0.8
Unaffiliated investment companies	43.5
Equity	41.5
Fixed income	2.0
U.S. Government	2.6
2040 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	53.0
Equity	45.4
Large blend	24.9
International equity	20.5
Fixed income	7.6
Intermediate bond	4.2
Emerging-market debt	1.9
High yield bond	1.5
Unaffiliated investment companies	43.7
Equity	39.3
Fixed income	4.4
U.S. Government	3.3
2035 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	52.9
Equity	40.7
Large blend	22.3
International equity	18.4
Fixed income	12.2
Intermediate bond	7.0
Emerging-market debt	2.9
High yield bond	2.3
Unaffiliated investment companies	42.9
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

ASSET ALLOCATION (% of net assets)
Equity	35.6
Fixed income	7.3
U.S. Government	4.2
2030 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	51.0
Equity	35.0
Large blend	19.3
International equity	15.7
Fixed income	16.0
Intermediate bond	9.3
Emerging-market debt	4.1
High yield bond	2.6
Unaffiliated investment companies	43.5
Equity	30.9
Fixed income	12.6
U.S. Government	5.5
2025 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	46.6
Equity	25.6
Large blend	13.3
International equity	12.3
Fixed income	21.0
Intermediate bond	12.5
Emerging-market debt	5.2
High yield bond	3.3
Unaffiliated investment companies	47.0
Equity	28.4
Fixed income	18.6
U.S. Government	6.4
2020 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	41.3
Equity	17.7
Large blend	9.7
International equity	8.0
Fixed income	23.6
Intermediate bond	14.5
Emerging-market debt	5.6
High yield bond	3.5
Unaffiliated investment companies	51.5
Equity	28.1
Fixed income	23.4
U.S. Government	7.2
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2015 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	41.0
Equity	15.5
Large blend	9.2
International equity	6.3
Fixed income	25.5
Intermediate bond	15.9
Emerging-market debt	5.9
High yield bond	3.7
Unaffiliated investment companies	51.1
Fixed income	27.2
Equity	23.9
U.S. Government	7.9
2010 Lifetime Blend Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	39.1
Equity	11.9
Large blend	7.0
International equity	4.9
Fixed income	27.2
Intermediate bond	17.2
Emerging-market debt	6.2
High yield bond	3.8
Unaffiliated investment companies	52.6
Fixed income	31.3
Equity	21.3
U.S. Government	8.3
Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectuses.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

Your expenses
As a shareholder of a John Hancock Funds II Lifetime Blend Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2023 through February 29, 2024).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
2065 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.70	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,104.40	1.20	0.23%
	Hypothetical example	1,000.00	1,023.70	1.16	0.23%
Class R6	Actual expenses/actual returns	1,000.00	1,105.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,104.80	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
2060 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.10	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,104.00	1.31	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,105.70	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,105.30	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
2055 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,103.50	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,103.60	1.36	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,105.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,105.60	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
2050 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,102.60	$2.20	0.42%
	Hypothetical example	1,000.00	1,022.80	2.11	0.42%
Class R4	Actual expenses/actual returns	1,000.00	1,104.40	1.31	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
Class R6	Actual expenses/actual returns	1,000.00	1,105.30	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,104.80	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
2045 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,098.70	$2.24	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R4	Actual expenses/actual returns	1,000.00	1,098.90	1.36	0.26%
	Hypothetical example	1,000.00	1,023.60	1.31	0.26%
Class R6	Actual expenses/actual returns	1,000.00	1,101.10	0.05	0.01%
	Hypothetical example	1,000.00	1,024.80	0.05	0.01%
Class 1	Actual expenses/actual returns	1,000.00	1,100.80	0.31	0.06%
	Hypothetical example	1,000.00	1,024.60	0.30	0.06%
2040 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,090.60	$2.34	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class R4	Actual expenses/actual returns	1,000.00	1,091.40	1.46	0.28%
	Hypothetical example	1,000.00	1,023.50	1.41	0.28%
Class R6	Actual expenses/actual returns	1,000.00	1,093.00	0.16	0.03%
	Hypothetical example	1,000.00	1,024.70	0.15	0.03%
Class 1	Actual expenses/actual returns	1,000.00	1,093.50	0.42	0.08%
	Hypothetical example	1,000.00	1,024.50	0.40	0.08%
2035 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,081.40	$2.43	0.47%
	Hypothetical example	1,000.00	1,022.50	2.36	0.47%
Class R4	Actual expenses/actual returns	1,000.00	1,083.90	1.55	0.30%
	Hypothetical example	1,000.00	1,023.40	1.51	0.30%
Class R6	Actual expenses/actual returns	1,000.00	1,084.60	0.26	0.05%
	Hypothetical example	1,000.00	1,024.60	0.25	0.05%
Class 1	Actual expenses/actual returns	1,000.00	1,083.30	0.52	0.10%
	Hypothetical example	1,000.00	1,024.40	0.50	0.10%
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
2030 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,072.20	$2.58	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class R4	Actual expenses/actual returns	1,000.00	1,073.90	1.70	0.33%
	Hypothetical example	1,000.00	1,023.20	1.66	0.33%
Class R6	Actual expenses/actual returns	1,000.00	1,074.40	0.41	0.08%
	Hypothetical example	1,000.00	1,024.50	0.40	0.08%
Class 1	Actual expenses/actual returns	1,000.00	1,074.10	0.67	0.13%
	Hypothetical example	1,000.00	1,024.20	0.65	0.13%
2025 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,061.90	$2.87	0.56%
	Hypothetical example	1,000.00	1,022.10	2.82	0.56%
Class R4	Actual expenses/actual returns	1,000.00	1,062.60	2.00	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Class R6	Actual expenses/actual returns	1,000.00	1,064.10	0.72	0.14%
	Hypothetical example	1,000.00	1,024.20	0.70	0.14%
Class 1	Actual expenses/actual returns	1,000.00	1,063.70	0.92	0.18%
	Hypothetical example	1,000.00	1,024.00	0.91	0.18%
2020 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,056.40	$3.07	0.60%
	Hypothetical example	1,000.00	1,021.90	3.02	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,057.00	2.25	0.44%
	Hypothetical example	1,000.00	1,022.70	2.21	0.44%
Class R6	Actual expenses/actual returns	1,000.00	1,057.30	0.97	0.19%
	Hypothetical example	1,000.00	1,023.90	0.96	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,058.10	1.18	0.23%
	Hypothetical example	1,000.00	1,023.70	1.16	0.23%
2015 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,052.30	$3.16	0.62%
	Hypothetical example	1,000.00	1,021.80	3.12	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,053.90	2.30	0.45%
	Hypothetical example	1,000.00	1,022.60	2.26	0.45%
Class R6	Actual expenses/actual returns	1,000.00	1,055.30	1.02	0.20%
	Hypothetical example	1,000.00	1,023.90	1.01	0.20%
Class 1	Actual expenses/actual returns	1,000.00	1,053.90	1.28	0.25%
	Hypothetical example	1,000.00	1,023.60	1.26	0.25%
2010 Lifetime Blend Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,048.80	$3.26	0.64%
	Hypothetical example	1,000.00	1,021.70	3.22	0.64%
Class R4	Actual expenses/actual returns	1,000.00	1,049.30	2.19	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
Class R6	Actual expenses/actual returns	1,000.00	1,050.60	1.12	0.22%
	Hypothetical example	1,000.00	1,023.80	1.11	0.22%
Class 1	Actual expenses/actual returns	1,000.00	1,050.30	1.38	0.27%
	Hypothetical example	1,000.00	1,023.50	1.36	0.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
2065 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.7%
Equity - 52.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,403,174	$13,540,629
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,508,511	16,261,744
Fixed income - 2.1%
Bond, Class NAV, JHSB (MIM US) (B)	48,208	643,575
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,353	304,665
High Yield, Class NAV, JHBT (MIM US) (B)	79,962	240,686

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,758,406)		$30,991,299
UNAFFILIATED INVESTMENT COMPANIES - 43.3%
Equity - 43.3%
Fidelity Mid Cap Index Fund	243,479	7,591,676
Fidelity Small Cap Index Fund	94,536	2,404,041
Financial Select Sector SPDR Fund	12,841	518,006
iShares MSCI Global Min Vol Factor ETF	3,811	392,685
iShares MSCI USA Quality Factor ETF	3,616	579,572
Vanguard Dividend Appreciation ETF	1,472	262,575
Vanguard FTSE All World ex-US Small-Cap ETF	8,859	1,002,662
Vanguard FTSE Developed Markets ETF	21,126	1,028,414
Vanguard FTSE Emerging Markets ETF	54,880	2,251,178
Vanguard Health Care ETF	2,532	672,018
Vanguard Information Technology ETF	1,001	518,308
Vanguard S&P 500 ETF	15,753	7,355,548

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,710,023)		$24,576,683
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	300	0
ICA Gruppen AB (C)(D)	13	0
Health care - 0.0%
NMC Health PLC (C)(D)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	240	724
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,216	33

TOTAL COMMON STOCKS (Cost $303)		$757
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9%
U.S. Government - 1.9%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$986,400	295,090
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	1,291,200	393,409
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	1,317,800	419,111

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,259,548)		$1,107,610
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2759% (F)(G)	221	$2,213

TOTAL SHORT-TERM INVESTMENTS (Cost $2,084)		$2,213
Total investments (Cost $50,730,364) - 99.9%		$56,678,562
Other assets and liabilities, net - 0.1%		41,097
TOTAL NET ASSETS - 100.0%		$56,719,659
2060 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.5%
Equity - 52.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,986,553	$48,120,236
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,360,895	57,790,445
Fixed income - 2.0%
Bond, Class NAV, JHSB (MIM US) (B)	165,933	2,215,203
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	138,896	1,048,666
High Yield, Class NAV, JHBT (MIM US) (B)	275,231	828,447

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $99,816,198)		$110,002,997
UNAFFILIATED INVESTMENT COMPANIES - 43.5%
Equity - 43.5%
Fidelity Mid Cap Index Fund	864,826	26,965,267
Fidelity Small Cap Index Fund	337,247	8,576,184
Financial Select Sector SPDR Fund	45,569	1,838,253
iShares MSCI Global Min Vol Factor ETF	13,546	1,395,780
iShares MSCI USA Quality Factor ETF	12,852	2,059,919
Vanguard Dividend Appreciation ETF	5,232	933,284
Vanguard FTSE All World ex-US Small-Cap ETF	31,482	3,563,133
Vanguard FTSE Developed Markets ETF (H)	75,077	3,654,748
Vanguard FTSE Emerging Markets ETF	201,448	8,263,397
Vanguard Health Care ETF	9,000	2,388,690
Vanguard Information Technology ETF (H)	3,560	1,843,332
Vanguard S&P 500 ETF	55,983	26,140,142

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $75,136,526)		$87,622,129
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,326	0
ICA Gruppen AB (C)(D)	100	0
Health care - 0.0%
NMC Health PLC (C)(D)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,860	5,613
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	11

2060 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,419	$259

TOTAL COMMON STOCKS (Cost $2,348)		$5,872
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$3,596,400	1,075,894
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	4,674,800	1,424,341
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	4,806,300	1,528,587

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,791,279)		$4,028,822
SHORT-TERM INVESTMENTS - 2.5%
Short-term funds - 2.5%
John Hancock Collateral Trust, 5.2759% (F)(I)	516,412	5,164,333

TOTAL SHORT-TERM INVESTMENTS (Cost $5,164,381)		$5,164,333
Total investments (Cost $184,910,732) - 102.5%		$206,824,153
Other assets and liabilities, net - (2.5%)		(5,121,015)
TOTAL NET ASSETS - 100.0%		$201,703,138
2055 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.6%
Equity - 52.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,969,083	$86,551,651
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,642,394	103,945,011
Fixed income - 2.1%
Bond, Class NAV, JHSB (MIM US) (B)	309,363	4,129,999
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	258,957	1,955,122
High Yield, Class NAV, JHBT (MIM US) (B)	513,138	1,544,546

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $180,577,444)		$198,126,329
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
Equity - 43.4%
Fidelity Mid Cap Index Fund	1,555,522	48,501,183
Fidelity Small Cap Index Fund	605,808	15,405,689
Financial Select Sector SPDR Fund	81,963	3,306,387
iShares MSCI Global Min Vol Factor ETF	24,365	2,510,570
iShares MSCI USA Quality Factor ETF	23,117	3,705,193
Vanguard Dividend Appreciation ETF	9,410	1,678,556
Vanguard FTSE All World ex-US Small-Cap ETF	56,626	6,408,931
Vanguard FTSE Developed Markets ETF	135,039	6,573,699
Vanguard FTSE Emerging Markets ETF	363,612	14,915,364
Vanguard Health Care ETF (H)	16,189	4,296,722
Vanguard Information Technology ETF	6,401	3,314,374
Vanguard S&P 500 ETF	100,695	47,017,516
2055 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $133,410,051)		$157,634,184
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	4,869	$0
ICA Gruppen AB (C)(D)	209	0
Health care - 0.0%
NMC Health PLC (C)(D)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	3,894	11,751
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	19,720	542

TOTAL COMMON STOCKS (Cost $4,917)		$12,293
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$6,543,900	1,957,664
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	8,505,600	2,591,528
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	8,745,700	2,781,467

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $8,757,899)		$7,330,659
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2759% (F)(I)	52,487	524,893

TOTAL SHORT-TERM INVESTMENTS (Cost $524,892)		$524,893
Total investments (Cost $323,275,203) - 100.1%		$363,628,358
Other assets and liabilities, net - (0.1%)		(461,298)
TOTAL NET ASSETS - 100.0%		$363,167,060
2050 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.4%
Equity - 52.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,591,675	$111,859,662
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,461,874	134,338,997
Fixed income - 2.0%
Bond, Class NAV, JHSB (MIM US) (B)	387,152	5,168,477
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	324,101	2,446,964
High Yield, Class NAV, JHBT (MIM US) (B)	642,226	1,933,101

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $232,763,307)		$255,747,201
12	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 43.5%
Equity - 43.5%
Fidelity Mid Cap Index Fund	2,016,314	$62,868,679
Fidelity Small Cap Index Fund	787,290	20,020,772
Financial Select Sector SPDR Fund	106,256	4,286,367
iShares MSCI Global Min Vol Factor ETF	31,489	3,244,627
iShares MSCI USA Quality Factor ETF	29,877	4,788,686
Vanguard Dividend Appreciation ETF (H)	12,162	2,169,458
Vanguard FTSE All World ex-US Small-Cap ETF (H)	73,185	8,283,078
Vanguard FTSE Developed Markets ETF	174,535	8,496,364
Vanguard FTSE Emerging Markets ETF	479,877	19,684,555
Vanguard Health Care ETF (H)	20,923	5,553,173
Vanguard Information Technology ETF (H)	8,273	4,283,677
Vanguard S&P 500 ETF (H)	130,141	60,766,737

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $172,672,111)		$204,446,173
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,675	0
ICA Gruppen AB (C)(D)	287	0
Health care - 0.0%
NMC Health PLC (C)(D)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	5,335	16,098
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	27,032	742

TOTAL COMMON STOCKS (Cost $6,739)		$16,840
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$8,534,800	2,553,259
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	11,093,500	3,380,022
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	11,406,600	3,627,734

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,456,862)		$9,561,015
SHORT-TERM INVESTMENTS - 2.1%
Short-term funds - 2.1%
John Hancock Collateral Trust, 5.2759% (F)(I)	967,025	9,670,639

TOTAL SHORT-TERM INVESTMENTS (Cost $9,670,779)		$9,670,639
Total investments (Cost $426,569,798) - 102.0%		$479,441,868
Other assets and liabilities, net - (2.0%)		(9,592,772)
TOTAL NET ASSETS - 100.0%		$469,849,096
2045 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.9%
Equity - 50.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,558,143	$130,836,075
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,679,883	158,249,141
Fixed income - 3.5%
Bond, Class NAV, JHSB (MIM US) (B)	732,341	9,776,756
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	789,783	5,962,863
High Yield, Class NAV, JHBT (MIM US) (B)	1,478,577	4,450,517

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $283,987,352)		$309,275,352
UNAFFILIATED INVESTMENT COMPANIES - 43.5%
Equity - 41.5%
Fidelity Mid Cap Index Fund	2,261,494	70,513,372
Fidelity Small Cap Index Fund	878,626	22,343,451
Financial Select Sector SPDR Fund	126,701	5,111,118
iShares Global Infrastructure ETF	12,992	592,955
iShares MSCI Global Min Vol Factor ETF (H)	38,176	3,933,655
iShares MSCI USA Quality Factor ETF	35,433	5,679,201
Vanguard Dividend Appreciation ETF	14,796	2,639,310
Vanguard Energy ETF	18,595	2,232,888
Vanguard FTSE All World ex-US Small-Cap ETF	88,725	10,041,896
Vanguard FTSE Developed Markets ETF	245,430	11,947,532
Vanguard FTSE Emerging Markets ETF	516,786	21,198,562
Vanguard Global ex-U.S. Real Estate ETF	14,714	591,944
Vanguard Health Care ETF	24,717	6,560,139
Vanguard Information Technology ETF	9,703	5,024,116
Vanguard Materials ETF	6,204	1,197,062
Vanguard Real Estate ETF	21,109	1,805,875
Vanguard S&P 500 ETF	142,085	66,343,749
Fixed income - 2.0%
Vanguard Total Bond Market ETF	158,043	11,413,865

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $212,204,366)		$249,170,690
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,519	0
ICA Gruppen AB (C)(D)	366	0
Health care - 0.0%
NMC Health PLC (C)(D)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,811	20,551
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	34,500	947

TOTAL COMMON STOCKS (Cost $8,601)		$21,498
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	13

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.6%
U.S. Government - 2.6%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$13,117,800	$3,924,304
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	16,997,500	5,178,882
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	17,475,200	5,557,781

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $17,889,048)		$14,660,967
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 5.2759% (F)(I)	391,778	3,917,936

TOTAL SHORT-TERM INVESTMENTS (Cost $3,918,179)		$3,917,936
Total investments (Cost $518,007,546) - 100.7%		$577,046,443
Other assets and liabilities, net - (0.7%)		(3,824,377)
TOTAL NET ASSETS - 100.0%		$573,222,066
2040 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.0%
Equity - 45.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,075,930	$135,832,727
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,273,709	164,650,580
Fixed income - 7.6%
Bond, Class NAV, JHSB (MIM US) (B)	2,057,955	27,473,701
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,666,642	12,583,149
High Yield, Class NAV, JHBT (MIM US) (B)	3,287,446	9,895,212

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $326,179,581)		$350,435,369
UNAFFILIATED INVESTMENT COMPANIES - 43.7%
Equity - 39.3%
Fidelity Mid Cap Index Fund	2,259,858	70,462,374
Fidelity Small Cap Index Fund	869,106	22,101,359
Financial Select Sector SPDR Fund	141,286	5,699,477
iShares Global Infrastructure ETF	35,443	1,617,619
iShares MSCI Global Min Vol Factor ETF (H)	103,624	10,677,417
iShares MSCI USA Quality Factor ETF	39,818	6,382,029
Vanguard Dividend Appreciation ETF	40,323	7,192,817
Vanguard Energy ETF	51,097	6,135,728
Vanguard FTSE All World ex-US Small-Cap ETF	101,850	11,527,383
Vanguard FTSE Developed Markets ETF (H)	338,897	16,497,506
Vanguard FTSE Emerging Markets ETF	421,421	17,286,689
Vanguard Global ex-U.S. Real Estate ETF	39,707	1,597,413
Vanguard Health Care ETF	28,474	7,557,284
Vanguard Information Technology ETF	10,857	5,621,646
Vanguard Materials ETF	17,104	3,300,217
Vanguard Real Estate ETF	56,941	4,871,303
Vanguard S&P 500 ETF	131,484	61,393,824
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 4.4%
Vanguard Total Bond Market ETF	406,764	$29,376,496

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $250,877,232)		$289,298,581
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,209	0
ICA Gruppen AB (C)(D)	353	0
Health care - 0.0%
NMC Health PLC (C)(D)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,565	19,808
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	33,245	913

TOTAL COMMON STOCKS (Cost $8,288)		$20,721
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. Government - 3.3%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$19,530,800	5,842,808
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	25,244,800	7,691,710
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	25,969,100	8,259,166

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $27,185,177)		$21,793,684
SHORT-TERM INVESTMENTS - 1.3%
Short-term funds - 1.3%
John Hancock Collateral Trust, 5.2759% (F)(I)	843,912	8,439,457

TOTAL SHORT-TERM INVESTMENTS (Cost $8,439,794)		$8,439,457
Total investments (Cost $612,690,072) - 101.3%		$669,987,812
Other assets and liabilities, net - (1.3%)		(8,338,715)
TOTAL NET ASSETS - 100.0%		$661,649,097
2035 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 52.9%
Equity - 40.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,707,571	$141,928,063
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,994,591	172,421,691
Fixed income - 12.2%
Bond, Class NAV, JHSB (MIM US) (B)	4,080,129	54,469,727
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,954,891	22,309,431
High Yield, Class NAV, JHBT (MIM US) (B)	5,918,170	17,813,691

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $384,078,873)		$408,942,603
14	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 42.9%
Equity - 35.6%
Fidelity Mid Cap Index Fund	2,215,434	$69,077,222
Fidelity Small Cap Index Fund	855,223	21,748,327
Financial Select Sector SPDR Fund	155,243	6,262,503
iShares Global Infrastructure ETF	64,921	2,962,994
iShares MSCI Global Min Vol Factor ETF	194,754	20,067,452
iShares MSCI USA Quality Factor ETF (H)	44,293	7,099,282
Vanguard Dividend Appreciation ETF (H)	76,507	13,647,319
Vanguard Energy ETF (H)	94,604	11,360,048
Vanguard FTSE All World ex-US Small-Cap ETF	108,918	12,327,339
Vanguard FTSE Developed Markets ETF (H)	412,292	20,070,375
Vanguard FTSE Emerging Markets ETF	314,923	12,918,141
Vanguard Global ex-U.S. Real Estate ETF	72,334	2,909,997
Vanguard Health Care ETF	27,995	7,430,153
Vanguard Information Technology ETF	12,074	6,251,796
Vanguard Materials ETF	31,523	6,082,363
Vanguard Real Estate ETF	105,089	8,990,364
Vanguard S&P 500 ETF	99,099	46,272,296
Fixed income - 7.3%
Vanguard Total Bond Market ETF	783,863	56,610,586

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $293,162,783)		$332,088,557
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,783	0
ICA Gruppen AB (C)(D)	377	0
Health care - 0.0%
NMC Health PLC (C)(D)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	7,026	21,201
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	35,571	977

TOTAL COMMON STOCKS (Cost $8,869)		$22,178
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%
U.S. Government - 4.2%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$29,206,900	8,737,497
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	37,686,800	11,482,599
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	38,764,500	12,328,591

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,456,513)		$32,548,687
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 3.0%
John Hancock Collateral Trust, 5.2759% (F)(I)	2,299,596	22,996,875
2035 LIFETIME BLEND PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $22,996,970)	$22,996,875
Total investments (Cost $740,704,008) - 103.0%	$796,598,900
Other assets and liabilities, net - (3.0%)	(22,901,422)
TOTAL NET ASSETS - 100.0%	$773,697,478
2030 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 51.0%
Equity - 35.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,807,839	$123,595,648
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,115,164	152,161,465
Fixed income - 16.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,496,396	73,376,880
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,236,685	31,986,972
High Yield, Class NAV, JHBT (MIM US) (B)	6,791,868	20,443,522

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $380,384,037)		$401,564,487
UNAFFILIATED INVESTMENT COMPANIES - 43.5%
Equity - 30.9%
Fidelity Mid Cap Index Fund	1,813,384	56,541,305
Fidelity Small Cap Index Fund	698,263	17,756,834
Financial Select Sector SPDR Fund	138,924	5,604,194
iShares Global Infrastructure ETF	89,931	4,104,451
iShares MSCI Global Min Vol Factor ETF	272,003	28,027,189
iShares MSCI USA Quality Factor ETF	38,856	6,227,840
Vanguard Dividend Appreciation ETF	106,561	19,008,351
Vanguard Energy ETF (H)	130,043	15,615,563
Vanguard FTSE All World ex-US Small-Cap ETF	103,036	11,661,614
Vanguard FTSE Developed Markets ETF	342,087	16,652,795
Vanguard FTSE Emerging Markets ETF	189,753	7,783,668
Vanguard Global ex-U.S. Real Estate ETF	101,637	4,088,857
Vanguard Health Care ETF	28,464	7,554,630
Vanguard Information Technology ETF	10,664	5,521,713
Vanguard Materials ETF	43,927	8,475,715
Vanguard Real Estate ETF	145,143	12,416,984
Vanguard S&P 500 ETF	35,949	16,785,667
Fixed income - 12.6%
Invesco Senior Loan ETF	336,982	7,117,060
Vanguard Short-Term Corporate Bond ETF	233,219	17,964,860
Vanguard Total Bond Market ETF	1,028,019	74,243,533

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $313,712,579)		$343,152,823
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	7,871	0
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	15

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	338	$0
Health care - 0.0%
NMC Health PLC (C)(D)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	6,295	18,993
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	31,878	875

TOTAL COMMON STOCKS (Cost $7,947)		$19,868
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Government - 5.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,301,955	1,269,694
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,299,767	2,203,626
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	2,914,728	2,747,169
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,127,884	4,009,153
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	29,778,500	8,908,496
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	38,422,000	11,706,604
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	39,521,500	12,569,346

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,726,268)		$43,414,088
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 5.2759% (F)(I)	501,660	5,016,808

TOTAL SHORT-TERM INVESTMENTS (Cost $5,013,703)		$5,016,808
Total investments (Cost $751,844,534) - 100.6%		$793,168,074
Other assets and liabilities, net - (0.6%)		(4,869,381)
TOTAL NET ASSETS - 100.0%		$788,298,693
2025 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 46.6%
Equity - 25.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,672,915	$74,043,627
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,418,736	79,973,975
Fixed income - 21.0%
Bond, Class NAV, JHSB (MIM US) (B)	5,626,754	75,117,160
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,090,636	30,884,300
High Yield, Class NAV, JHBT (MIM US) (B)	6,623,536	19,936,843

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $268,126,287)		$279,955,905
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 47.0%
Equity - 28.4%
Fidelity Mid Cap Index Fund	1,030,512	$32,131,368
Fidelity Small Cap Index Fund	396,128	10,073,525
Financial Select Sector SPDR Fund	90,927	3,667,995
iShares Global Infrastructure ETF	87,703	4,002,765
iShares MSCI Global Min Vol Factor ETF	269,227	27,741,150
iShares MSCI USA Quality Factor ETF	27,355	4,384,459
Vanguard Dividend Appreciation ETF	104,649	18,667,289
Vanguard Energy ETF	127,148	15,267,932
Vanguard FTSE All World ex-US Small-Cap ETF	66,642	7,542,542
Vanguard FTSE Developed Markets ETF (H)	235,604	11,469,203
Vanguard FTSE Emerging Markets ETF	53,973	2,213,972
Vanguard Global ex-U.S. Real Estate ETF	99,231	3,992,063
Vanguard Health Care ETF	19,950	5,294,930
Vanguard Information Technology ETF	6,957	3,602,265
Vanguard Materials ETF (H)	42,649	8,229,125
Vanguard Real Estate ETF	141,529	12,107,806
Fixed income - 18.6%
Invesco Senior Loan ETF	441,357	9,321,460
Vanguard Short-Term Corporate Bond ETF	344,915	26,568,802
Vanguard Total Bond Market ETF	1,051,347	75,928,280

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $264,023,322)		$282,206,931
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	5,304	0
ICA Gruppen AB (C)(D)	228	0
Health care - 0.0%
NMC Health PLC (C)(D)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	4,242	12,801
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	21,481	590

TOTAL COMMON STOCKS (Cost $5,355)		$13,391
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,137,306	2,084,346
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,874,430	3,712,462
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,909,885	4,627,630
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,777,980	6,583,025
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	19,349,000	5,788,421
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	25,003,500	7,618,189
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	25,719,900	8,179,910
16	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,997,423)		$38,593,983
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 5.2759% (F)(I)	1,030,130	$10,301,710

TOTAL SHORT-TERM INVESTMENTS (Cost $10,301,223)		$10,301,710
Total investments (Cost $587,453,610) - 101.7%		$611,071,920
Other assets and liabilities, net - (1.7%)		(10,341,983)
TOTAL NET ASSETS - 100.0%		$600,729,937
2020 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.3%
Equity - 17.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,296,346	$22,159,741
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,501,725	26,968,594
Fixed income - 23.6%
Bond, Class NAV, JHSB (MIM US) (B)	3,028,252	40,427,163
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,058,293	15,540,113
High Yield, Class NAV, JHBT (MIM US) (B)	3,247,164	9,773,964

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $110,455,113)		$114,869,575
UNAFFILIATED INVESTMENT COMPANIES - 51.5%
Equity - 28.1%
Fidelity Mid Cap Index Fund	351,732	10,966,996
Fidelity Small Cap Index Fund	135,935	3,456,839
Financial Select Sector SPDR Fund	41,361	1,668,503
iShares Global Infrastructure ETF	42,645	1,946,318
iShares MSCI Global Min Vol Factor ETF	128,613	13,252,284
iShares MSCI USA Quality Factor ETF	11,731	1,880,245
Vanguard Dividend Appreciation ETF	49,608	8,849,075
Vanguard Energy ETF	60,718	7,291,017
Vanguard FTSE All World ex-US Small-Cap ETF	24,506	2,773,589
Vanguard FTSE Developed Markets ETF	181,544	8,837,562
Vanguard FTSE Emerging Markets ETF	39,746	1,630,381
Vanguard Global ex-U.S. Real Estate ETF	48,068	1,933,776
Vanguard Health Care ETF	8,505	2,257,312
Vanguard Information Technology ETF	3,232	1,673,497
Vanguard Materials ETF	20,203	3,898,169
Vanguard Real Estate ETF	68,930	5,896,962
Fixed income - 23.4%
Invesco Senior Loan ETF	284,454	6,007,668
Vanguard Short-Term Corporate Bond ETF	234,266	18,045,510
Vanguard Total Bond Market ETF	565,440	40,836,077

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $135,477,667)		$143,101,780
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,639	$0
ICA Gruppen AB (C)(D)	70	0
Health care - 0.0%
NMC Health PLC (C)(D)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,309	3,948
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	6,637	182

TOTAL COMMON STOCKS (Cost $1,655)		$4,130
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$1,518,571	1,480,943
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,813,971	2,696,335
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,567,576	3,362,487
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	4,817,484	4,678,918
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	6,856,500	2,051,181
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	8,884,900	2,707,095
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	9,151,800	2,910,622

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $22,461,765)		$19,887,581
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2759% (F)(G)	2,265	22,652

TOTAL SHORT-TERM INVESTMENTS (Cost $22,650)		$22,652
Total investments (Cost $268,418,850) - 100.0%		$277,885,718
Other assets and liabilities, net - 0.0%		35,104
TOTAL NET ASSETS - 100.0%		$277,920,822
2015 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 41.0%
Equity - 15.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	563,689	$5,439,596
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	745,527	8,036,778
Fixed income - 25.5%
Bond, Class NAV, JHSB (MIM US) (B)	1,031,303	13,767,897
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	675,324	5,098,693
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	17

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	1,058,391	$3,185,758

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $33,947,813)		$35,528,722
UNAFFILIATED INVESTMENT COMPANIES - 51.1%
Equity - 23.9%
Fidelity Mid Cap Index Fund	76,584	2,387,901
Fidelity Small Cap Index Fund	29,663	754,335
iShares Global Infrastructure ETF	13,258	605,095
iShares MSCI Global Min Vol Factor ETF	40,006	4,122,218
iShares MSCI USA Quality Factor ETF	3,014	483,084
Vanguard Dividend Appreciation ETF	15,515	2,767,566
Vanguard Energy ETF	18,855	2,264,108
Vanguard FTSE All World ex-US Small-Cap ETF	5,713	646,597
Vanguard FTSE Developed Markets ETF	61,802	3,008,521
Vanguard Global ex-U.S. Real Estate ETF	14,795	595,203
Vanguard Materials ETF	6,290	1,213,656
Vanguard Real Estate ETF	21,290	1,821,360
Fixed income - 27.2%
Invesco Senior Loan ETF	112,484	2,375,662
Vanguard Short-Term Corporate Bond ETF	96,009	7,395,573
Vanguard Total Bond Market ETF	190,754	13,776,256

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $42,477,749)		$44,217,135
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	424	0
ICA Gruppen AB (C)(D)	18	0
Health care - 0.0%
NMC Health PLC (C)(D)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	336	1,015
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,716	47

TOTAL COMMON STOCKS (Cost $427)		$1,062
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$657,450	641,159
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,205,971	1,155,556
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,529,396	1,441,475
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,084,958	2,024,988
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	1,394,700	417,237
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	1,817,700	553,826
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	1,869,700	594,636
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,396,429)		$6,828,877
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2759% (F)(G)	288	$2,885

TOTAL SHORT-TERM INVESTMENTS (Cost $2,883)		$2,885
Total investments (Cost $83,825,301) - 100.0%		$86,578,681
Other assets and liabilities, net - 0.0%		24,871
TOTAL NET ASSETS - 100.0%		$86,603,552
2010 LIFETIME BLEND PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.1%
Equity - 11.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	303,966	$2,933,268
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	395,732	4,265,991
Fixed income - 27.2%
Bond, Class NAV, JHSB (MIM US) (B)	782,052	10,440,399
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	497,709	3,757,701
High Yield, Class NAV, JHBT (MIM US) (B)	771,311	2,321,646

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $22,839,925)		$23,719,005
UNAFFILIATED INVESTMENT COMPANIES - 52.6%
Equity - 21.3%
Fidelity Mid Cap Index Fund	30,299	944,719
Fidelity Small Cap Index Fund	11,710	297,773
iShares Global Infrastructure ETF	9,297	424,315
iShares MSCI Global Min Vol Factor ETF	28,169	2,902,534
iShares MSCI USA Quality Factor ETF	1,906	305,494
Vanguard Dividend Appreciation ETF	10,880	1,940,774
Vanguard Energy ETF	13,295	1,596,464
Vanguard FTSE All World ex-US Small-Cap ETF	2,679	303,209
Vanguard FTSE Developed Markets ETF	34,105	1,660,231
Vanguard Global ex-U.S. Real Estate ETF	10,474	421,369
Vanguard Materials ETF	4,411	851,102
Vanguard Real Estate ETF	14,929	1,277,176
Fixed income - 31.3%
Invesco Senior Loan ETF	95,499	2,016,939
Vanguard Short-Term Corporate Bond ETF	83,826	6,457,117
Vanguard Total Bond Market ETF	145,586	10,514,222

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,749,292)		$31,913,438
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	225	0
18	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Consumer staples - (continued)
ICA Gruppen AB (C)(D)	10	$0
Health care - 0.0%
NMC Health PLC (C)(D)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	180	543
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	911	25

TOTAL COMMON STOCKS (Cost $227)		$568
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$563,511	549,548
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,013,671	971,295
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	1,284,836	1,210,974
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,787,355	1,735,946
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	478,500	143,147
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	646,500	196,979
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	641,400	203,990

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,288,190)		$5,011,879
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2759% (F)(G)	119	1,189

TOTAL SHORT-TERM INVESTMENTS (Cost $1,188)		$1,189
Total investments (Cost $58,878,822) - 100.0%		$60,646,079
Other assets and liabilities, net - 0.0%		10,174
TOTAL NET ASSETS - 100.0%		$60,656,253
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 2-29-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 2-29-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	19

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$25,685,050	$91,656,823	$164,977,136	$214,024,028
Affiliated investments, at value	30,993,512	115,167,330	198,651,222	265,417,840
Total investments, at value	56,678,562	206,824,153	363,628,358	479,441,868
Dividends and interest receivable	6,499	34,714	68,031	92,223
Receivable for fund shares sold	138,951	239,336	655,464	534,334
Receivable for investments sold	271,930	1,036,380	1,589,294	2,096,665
Receivable for securities lending income	—	455	102	1,222
Receivable from affiliates	1,557	2,891	4,431	5,476
Other assets	26,225	42,000	50,432	47,706
Total assets	57,123,724	208,179,929	365,996,112	482,219,494
Liabilities
Due to custodian	162,012	730,097	993,515	1,697,222
Payable for investments purchased	161,606	485,083	1,212,309	823,449
Payable for fund shares repurchased	50,017	56,766	44,050	111,686
Payable upon return of securities loaned	—	5,159,125	519,650	9,668,475
Payable to affiliates
Accounting and legal services fees	3,049	10,937	19,816	25,828
Transfer agent fees	485	3,232	6,650	9,598
Distribution and service fees	12	77	104	116
Trustees’ fees	17	78	142	191
Other liabilities and accrued expenses	26,867	31,396	32,816	33,833
Total liabilities	404,065	6,476,791	2,829,052	12,370,398
Net assets	$56,719,659	$201,703,138	$363,167,060	$469,849,096
Net assets consist of
Paid-in capital	$51,628,882	$184,962,057	$333,956,328	$433,404,289
Total distributable earnings (loss)	5,090,777	16,741,081	29,210,732	36,444,807
Net assets	$56,719,659	$201,703,138	$363,167,060	$469,849,096
Unaffiliated investments, at cost	$22,969,874	$79,930,153	$142,172,867	$184,135,712
Affiliated investments, at cost	27,760,490	104,980,579	181,102,336	242,434,086
Total investments, at cost	50,730,364	184,910,732	323,275,203	426,569,798
Securities loaned, at value	—	$5,042,676	$509,143	$9,475,558
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$5,023,317	$33,831,734	$71,709,102	$101,363,531
Shares outstanding	381,258	2,315,317	5,364,218	7,496,739
Net asset value and redemption price per share	$13.18	$14.61	$13.37	$13.52
Class R4
Net assets	$65,830	$1,043,127	$1,395,959	$1,582,591
Shares outstanding	5,000	71,440	104,701	117,225
Net asset value, offering price and redemption price per share	$13.17	$14.60	$13.33	$13.50
Class R6
Net assets	$8,098,272	$49,725,254	$83,908,139	$111,740,809
Shares outstanding	615,670	3,406,706	6,292,615	8,286,627
Net asset value, offering price and redemption price per share	$13.15	$14.60	$13.33	$13.48
Class 1
Net assets	$43,532,240	$117,103,023	$206,153,860	$255,162,165
Shares outstanding	3,306,784	8,021,080	15,446,478	18,901,384
Net asset value, offering price and redemption price per share	$13.16	$14.60	$13.35	$13.50
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.87	$15.38	$14.07	$14.23

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
20	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Continued

	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$263,853,155	$311,112,986	$364,659,422	$386,586,779
Affiliated investments, at value	313,193,288	358,874,826	431,939,478	406,581,295
Total investments, at value	577,046,443	669,987,812	796,598,900	793,168,074
Dividends and interest receivable	137,109	205,491	325,886	415,322
Receivable for fund shares sold	419,238	972,485	252,925	514,502
Receivable for investments sold	2,385,863	4,975,193	10,576,322	13,199,742
Receivable for securities lending income	559	2,069	3,723	2,801
Receivable from affiliates	6,377	7,826	8,319	8,500
Other assets	52,680	54,057	55,089	55,615
Total assets	580,048,269	676,204,933	807,821,164	807,364,556
Liabilities
Due to custodian	1,652,221	4,591,806	9,563,645	213,197
Line of credit payable	—	—	—	11,000,000
Payable for investments purchased	1,188,552	1,366,251	967,912	2,453,831
Payable for fund shares repurchased	—	85,943	518,422	262,056
Payable upon return of securities loaned	3,914,050	8,428,850	22,980,550	5,038,600
Payable to affiliates
Accounting and legal services fees	31,892	36,301	43,047	43,467
Transfer agent fees	11,691	11,998	14,007	14,969
Distribution and service fees	236	62	308	3,381
Trustees’ fees	249	279	333	345
Other liabilities and accrued expenses	27,312	34,346	35,462	36,017
Total liabilities	6,826,203	14,555,836	34,123,686	19,065,863
Net assets	$573,222,066	$661,649,097	$773,697,478	$788,298,693
Net assets consist of
Paid-in capital	$532,822,242	$625,970,845	$747,503,922	$780,402,935
Total distributable earnings (loss)	40,399,824	35,678,252	26,193,556	7,895,758
Net assets	$573,222,066	$661,649,097	$773,697,478	$788,298,693
Unaffiliated investments, at cost	$230,102,015	$278,070,697	$333,628,165	$366,446,794
Affiliated investments, at cost	287,905,531	334,619,375	407,075,843	385,397,740
Total investments, at cost	518,007,546	612,690,072	740,704,008	751,844,534
Securities loaned, at value	$3,832,801	$8,241,422	$22,456,564	$4,938,241
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$124,475,961	$126,328,903	$147,214,491	$158,911,468
Shares outstanding	9,468,194	9,888,187	12,081,068	13,732,933
Net asset value and redemption price per share	$13.15	$12.78	$12.19	$11.57
Class R4
Net assets	$3,204,579	$840,170	$4,007,719	$5,757,110
Shares outstanding	244,575	65,823	329,082	498,087
Net asset value, offering price and redemption price per share	$13.10	$12.76	$12.18	$11.56
Class R6
Net assets	$127,941,759	$171,370,037	$185,605,063	$207,421,587
Shares outstanding	9,739,721	13,431,101	15,250,482	17,940,301
Net asset value, offering price and redemption price per share	$13.14	$12.76	$12.17	$11.56
Class 1
Net assets	$317,599,767	$363,109,987	$436,870,205	$416,208,528
Shares outstanding	24,190,184	28,461,112	35,880,070	36,019,260
Net asset value, offering price and redemption price per share	$13.13	$12.76	$12.18	$11.56
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.84	$13.45	$12.83	$12.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	21

STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

Continued

	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$320,814,305	$162,993,491	$51,047,074	$36,925,885
Affiliated investments, at value	290,257,615	114,892,227	35,531,607	23,720,194
Total investments, at value	611,071,920	277,885,718	86,578,681	60,646,079
Dividends and interest receivable	404,279	203,470	71,031	51,547
Receivable for fund shares sold	140,193	393,170	21,552	5,730
Receivable for investments sold	13,157,506	6,583,963	2,296,564	1,622,273
Receivable for securities lending income	1,867	577	350	273
Receivable from affiliates	6,429	3,177	1,716	1,668
Other assets	55,887	40,260	35,166	32,150
Total assets	624,838,081	285,110,335	89,005,060	62,359,720
Liabilities
Due to custodian	553,087	5,770,950	2,293,419	1,617,524
Line of credit payable	10,000,000	—	—	—
Payable for investments purchased	2,675,608	1,006,747	60,715	39,263
Payable for fund shares repurchased	452,724	354,033	9,300	11,832
Payable upon return of securities loaned	10,340,160	—	—	—
Payable to affiliates
Accounting and legal services fees	33,963	15,859	4,933	3,418
Transfer agent fees	17,397	9,699	2,864	1,153
Distribution and service fees	167	101	13	4
Trustees’ fees	295	148	43	32
Other liabilities and accrued expenses	34,743	31,976	30,221	30,241
Total liabilities	24,108,144	7,189,513	2,401,508	1,703,467
Net assets	$600,729,937	$277,920,822	$86,603,552	$60,656,253
Net assets consist of
Paid-in capital	$609,797,925	$286,576,996	$89,392,323	$63,312,075
Total distributable earnings (loss)	(9,067,988)	(8,656,174)	(2,788,771)	(2,655,822)
Net assets	$600,729,937	$277,920,822	$86,603,552	$60,656,253
Unaffiliated investments, at cost	$309,026,100	$157,941,087	$49,874,605	$36,037,709
Affiliated investments, at cost	278,427,510	110,477,763	33,950,696	22,841,113
Total investments, at cost	587,453,610	268,418,850	83,825,301	58,878,822
Securities loaned, at value	$10,136,472	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$187,094,765	$103,359,889	$29,992,660	$12,075,297
Shares outstanding	17,095,385	9,909,238	2,999,734	1,243,525
Net asset value and redemption price per share	$10.94	$10.43	$10.00	$9.71
Class R4
Net assets	$2,170,066	$1,319,189	$127,549	$96,204
Shares outstanding	198,550	126,719	12,776	9,923
Net asset value, offering price and redemption price per share	$10.93	$10.41	$9.98	$9.70
Class R6
Net assets	$141,417,662	$57,564,163	$23,902,344	$13,122,125
Shares outstanding	12,934,957	5,519,809	2,392,116	1,352,597
Net asset value, offering price and redemption price per share	$10.93	$10.43	$9.99	$9.70
Class 1
Net assets	$270,047,444	$115,677,581	$32,580,999	$35,362,627
Shares outstanding	24,721,396	11,105,022	3,261,732	3,647,631
Net asset value, offering price and redemption price per share	$10.92	$10.42	$9.99	$9.69
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.52	$10.98	$10.53	$10.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$616,147	$2,173,333	$3,914,686	$5,112,371
Dividends from unaffiliated investments	297,304	1,092,160	1,968,586	2,581,975
Interest	19,658	77,365	146,237	191,535
Securities lending	65	5,001	73	8,516
Total investment income	933,174	3,347,859	6,029,582	7,894,397
Expenses
Investment management fees	65,537	240,992	434,808	569,535
Distribution and service fees	15,680	70,599	138,707	192,750
Accounting and legal services fees	5,830	21,459	38,701	50,679
Transfer agent fees	2,528	17,721	36,877	54,337
Trustees’ fees	1,024	2,543	4,191	5,347
Custodian fees	13,840	13,840	13,840	13,840
State registration fees	27,446	28,176	30,781	32,118
Printing and postage	6,329	7,277	7,601	7,813
Professional fees	17,408	22,100	24,404	26,040
Other	6,435	7,637	8,885	9,327
Total expenses	162,057	432,344	738,795	961,786
Less expense reductions	(143,680)	(343,171)	(561,202)	(712,652)
Net expenses	18,377	89,173	177,593	249,134
Net investment income	914,797	3,258,686	5,851,989	7,645,263
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	43,076	85,682	288,876	406,054
Affiliated investments	(34,077)	(75,297)	(104,863)	(139,992)
	8,999	10,385	184,013	266,062
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,264,641	7,780,881	13,975,743	18,175,141
Affiliated investments	2,441,164	8,400,566	15,162,911	19,825,357
	4,705,805	16,181,447	29,138,654	38,000,498
Net realized and unrealized gain	4,714,804	16,191,832	29,322,667	38,266,560
Increase in net assets from operations	$5,629,601	$19,450,518	$35,174,656	$45,911,823
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	23

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Continued
	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$6,189,870	$6,179,278	$6,756,108	$5,918,158
Dividends from unaffiliated investments	3,438,261	4,464,612	6,264,544	7,445,651
Interest	297,526	450,576	677,104	778,686
Securities lending	2,630	20,706	34,044	74,107
Total investment income	9,928,287	11,115,172	13,731,800	14,216,602
Expenses
Investment management fees	725,668	881,706	1,131,027	1,230,390
Distribution and service fees	239,482	248,349	299,931	313,821
Accounting and legal services fees	63,062	70,807	84,742	85,751
Transfer agent fees	66,156	68,275	80,314	87,559
Trustees’ fees	6,667	7,411	8,869	9,023
Custodian fees	13,840	13,840	13,840	14,610
State registration fees	32,419	31,549	32,806	32,519
Printing and postage	7,722	7,677	7,723	7,747
Professional fees	27,812	28,723	30,657	30,835
Other	10,310	11,764	14,470	16,453
Total expenses	1,193,138	1,370,101	1,704,379	1,828,708
Less expense reductions	(871,518)	(971,187)	(1,157,179)	(1,161,413)
Net expenses	321,620	398,914	547,200	667,295
Net investment income	9,606,667	10,716,258	13,184,600	13,549,307
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	816,138	(1,868,864)	(7,150,111)	(11,370,394)
Affiliated investments	(69,344)	92,501	15,981	(14,342)
	746,794	(1,776,363)	(7,134,130)	(11,384,736)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	20,384,848	23,882,036	30,077,802	30,311,966
Affiliated investments	23,401,739	23,814,671	25,196,670	21,965,112
	43,786,587	47,696,707	55,274,472	52,277,078
Net realized and unrealized gain	44,533,381	45,920,344	48,140,342	40,892,342
Increase in net assets from operations	$54,140,048	$56,636,602	$61,324,942	$54,441,649
24	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

Continued
	2025 Lifetime Blend Portfolio	2020 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio	2010 Lifetime Blend Portfolio
Investment income
Dividends from affiliated investments	$3,705,983	$1,245,444	$332,321	$190,631
Dividends from unaffiliated investments	7,116,598	3,860,382	1,233,460	938,805
Interest	636,019	298,166	87,394	61,513
Securities lending	54,606	51,109	23,762	16,515
Total investment income	11,513,206	5,455,101	1,676,937	1,207,464
Expenses
Investment management fees	1,082,970	561,721	175,766	130,637
Distribution and service fees	314,462	173,564	49,101	25,674
Accounting and legal services fees	67,711	32,074	9,799	7,007
Transfer agent fees	101,532	58,892	17,001	6,978
Trustees’ fees	7,409	3,849	1,481	1,213
Custodian fees	14,610	14,610	14,610	14,610
State registration fees	33,081	29,812	26,095	23,955
Printing and postage	7,633	6,987	6,383	6,355
Professional fees	28,675	23,840	20,651	20,280
Other	22,529	15,383	8,078	8,970
Total expenses	1,680,612	920,732	328,965	245,679
Less expense reductions	(891,570)	(447,497)	(182,863)	(149,616)
Net expenses	789,042	473,235	146,102	96,063
Net investment income	10,724,164	4,981,866	1,530,835	1,111,401
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(11,797,320)	(7,852,854)	(1,987,810)	(1,189,288)
Affiliated investments	109,997	(78,662)	(6,056)	(32,364)
	(11,687,323)	(7,931,516)	(1,993,866)	(1,221,652)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	25,224,931	14,031,340	3,731,092	2,340,155
Affiliated investments	12,063,536	3,915,883	1,117,420	593,215
	37,288,467	17,947,223	4,848,512	2,933,370
Net realized and unrealized gain	25,601,144	10,015,707	2,854,646	1,711,718
Increase in net assets from operations	$36,325,308	$14,997,573	$4,385,481	$2,823,119
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	25

STATEMENTS OF CHANGES IN NET ASSETS

	2065 Lifetime Blend Portfolio		2060 Lifetime Blend Portfolio		2055 Lifetime Blend Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$914,797	$420,410	$3,258,686	$2,349,641	$5,851,989	$4,606,718
Net realized gain (loss)	8,999	(403,243)	10,385	(4,588,661)	184,013	(10,032,351)
Change in net unrealized appreciation (depreciation)	4,705,805	3,109,145	16,181,447	16,854,492	29,138,654	32,830,058
Increase in net assets resulting from operations	5,629,601	3,126,312	19,450,518	14,615,472	35,174,656	27,404,425
Distributions to shareholders
From earnings
Class A	(73,989)	(19,743)	(526,226)	(851,383)	(1,105,936)	(2,254,756)
Class R4	(1,200)	(4,727)	(18,443)	(139,187)	(25,746)	(344,963)
Class R6	(140,430)	(11,283)	(927,334)	(2,342,254)	(1,571,578)	(5,771,830)
Class 1	(812,912)	(319,704)	(2,315,913)	(4,888,811)	(4,123,567)	(11,181,753)
Total distributions	(1,028,531)	(355,457)	(3,787,916)	(8,221,635)	(6,826,827)	(19,553,302)
Portfolio share transactions
From portfolio share transactions	9,479,552	21,878,944	18,093,482	44,068,094	31,730,144	57,036,524
Total increase	14,080,622	24,649,799	33,756,084	50,461,931	60,077,973	64,887,647
Net assets
Beginning of period	42,639,037	17,989,238	167,947,054	117,485,123	303,089,087	238,201,440
End of period	$56,719,659	$42,639,037	$201,703,138	$167,947,054	$363,167,060	$303,089,087
26	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2050 Lifetime Blend Portfolio		2045 Lifetime Blend Portfolio		2040 Lifetime Blend Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$7,645,263	$6,222,218	$9,606,667	$8,074,787	$10,716,258	$9,370,146
Net realized gain (loss)	266,062	(14,902,418)	746,794	(17,202,069)	(1,776,363)	(16,239,736)
Change in net unrealized appreciation (depreciation)	38,000,498	44,839,229	43,786,587	53,822,469	47,696,707	50,511,572
Increase in net assets resulting from operations	45,911,823	36,159,029	54,140,048	44,695,187	56,636,602	43,641,982
Distributions to shareholders
From earnings
Class A	(1,634,182)	(3,292,512)	(2,043,737)	(4,316,129)	(2,150,073)	(4,330,814)
Class R4	(28,364)	(459,664)	(59,673)	(499,496)	(16,055)	(483,909)
Class R6	(2,149,020)	(7,914,662)	(2,662,287)	(9,799,538)	(3,198,210)	(8,136,302)
Class 1	(5,134,331)	(13,098,720)	(6,708,768)	(18,160,164)	(7,818,338)	(19,939,303)
Total distributions	(8,945,897)	(24,765,558)	(11,474,465)	(32,775,327)	(13,182,676)	(32,890,328)
Portfolio share transactions
From portfolio share transactions	33,735,769	63,725,505	26,875,828	82,479,328	59,733,136	111,565,169
Total increase	70,701,695	75,118,976	69,541,411	94,399,188	103,187,062	122,316,823
Net assets
Beginning of period	399,147,401	324,028,425	503,680,655	409,281,467	558,462,035	436,145,212
End of period	$469,849,096	$399,147,401	$573,222,066	$503,680,655	$661,649,097	$558,462,035
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	27

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2035 Lifetime Blend Portfolio		2030 Lifetime Blend Portfolio		2025 Lifetime Blend Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$13,184,600	$12,279,873	$13,549,307	$13,772,647	$10,724,164	$12,827,963
Net realized loss	(7,134,130)	(18,312,389)	(11,384,736)	(17,216,841)	(11,687,323)	(17,259,156)
Change in net unrealized appreciation (depreciation)	55,274,472	52,024,902	52,277,078	42,539,758	37,288,467	31,958,401
Increase in net assets resulting from operations	61,324,942	45,992,386	54,441,649	39,095,564	36,325,308	27,527,208
Distributions to shareholders
From earnings
Class A	(2,785,886)	(4,782,725)	(3,329,351)	(5,622,940)	(4,352,731)	(5,905,008)
Class R4	(86,043)	(662,378)	(142,833)	(741,644)	(63,530)	(350,594)
Class R6	(4,160,843)	(8,497,312)	(4,834,947)	(8,073,904)	(3,799,374)	(5,762,510)
Class 1	(10,311,659)	(23,951,005)	(10,594,643)	(24,258,898)	(8,178,918)	(15,775,618)
Total distributions	(17,344,431)	(37,893,420)	(18,901,774)	(38,697,386)	(16,394,553)	(27,793,730)
Portfolio share transactions
From portfolio share transactions	53,566,912	156,086,990	69,618,736	167,423,023	28,701,643	114,237,405
Total increase	97,547,423	164,185,956	105,158,611	167,821,201	48,632,398	113,970,883
Net assets
Beginning of period	676,150,055	511,964,099	683,140,082	515,318,881	552,097,539	438,126,656
End of period	$773,697,478	$676,150,055	$788,298,693	$683,140,082	$600,729,937	$552,097,539
28	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	2020 Lifetime Blend Portfolio		2015 Lifetime Blend Portfolio		2010 Lifetime Blend Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$4,981,866	$6,756,035	$1,530,835	$2,065,050	$1,111,401	$1,550,563
Net realized loss	(7,931,516)	(7,654,532)	(1,993,866)	(2,603,171)	(1,221,652)	(2,313,342)
Change in net unrealized appreciation (depreciation)	17,947,223	12,452,078	4,848,512	3,914,655	2,933,370	2,964,320
Increase in net assets resulting from operations	14,997,573	11,553,581	4,385,481	3,376,534	2,823,119	2,201,541
Distributions to shareholders
From earnings
Class A	(2,768,280)	(3,189,277)	(774,011)	(817,369)	(342,535)	(405,522)
Class R4	(48,230)	(173,321)	(3,550)	(26,859)	(3,031)	(11,387)
Class R6	(1,690,073)	(2,418,735)	(710,321)	(707,085)	(346,128)	(318,850)
Class 1	(3,627,841)	(5,625,441)	(1,061,995)	(1,532,747)	(1,192,562)	(1,726,825)
Total distributions	(8,134,424)	(11,406,774)	(2,549,877)	(3,084,060)	(1,884,256)	(2,462,584)
Portfolio share transactions
From portfolio share transactions	1,336,511	51,074,592	6,292,725	14,741,350	431,001	14,793,265
Total increase	8,199,660	51,221,399	8,128,329	15,033,824	1,369,864	14,532,222
Net assets
Beginning of period	269,721,162	218,499,763	78,475,223	63,441,399	59,286,389	44,754,167
End of period	$277,920,822	$269,721,162	$86,603,552	$78,475,223	$60,656,253	$59,286,389
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	29

Financial highlights
2065 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2065 Lifetime Blend Portfolio
Class A
02-29-2024[5]	12.15	0.20	1.05	1.25	(0.22)	—	(0.22)	13.18	10.37[6,7]	1.02[8]	0.42[8]	2.06[8]	5,023	17
08-31-2023	11.15	0.13	1.00	1.13	(0.13)	—	(0.13)	12.15	10.32[7]	1.22	0.42	1.16	3,032	12
08-31-2022	13.52	0.07[9]	(2.16)	(2.09)	(0.12)	(0.16)	(0.28)	11.15	(15.86)[7]	1.66	0.42	0.61	1,417	89
08-31-2021[10]	12.85	—[9,11]	0.67	0.67	—	—	—	13.52	5.21[6,7]	8.46[8]	0.41[8]	0.06[8]	225	19[12]
Class R4
02-29-2024[5]	12.15	0.13	1.13	1.26	(0.24)	—	(0.24)	13.17	10.44[6]	0.92[8]	0.23[8]	0.83[8]	66	17
08-31-2023	11.15	0.16	0.99	1.15	(0.15)	—	(0.15)	12.15	10.52	1.15	0.25	1.41	476	12
08-31-2022	13.51	0.15[9]	(2.21)	(2.06)	(0.14)	(0.16)	(0.30)	11.15	(15.66)	1.57	0.23	1.26	292	89
08-31-2021[13]	10.00	0.11[9]	3.50	3.61	(0.10)	—	(0.10)	13.51	36.28[6]	8.34[8]	0.19[8]	0.99[8]	204	19
Class R6
02-29-2024[5]	12.15	0.23	1.04	1.27	(0.27)	—	(0.27)	13.15	10.53[6]	0.60[8]	0.01[8]	2.54[8]	8,098	17
08-31-2023	11.15	0.12	1.06	1.18	(0.18)	—	(0.18)	12.15	10.78	0.82	0.01	1.01	4,303	12
08-31-2022	13.52	0.19[9]	(2.23)	(2.04)	(0.17)	(0.16)	(0.33)	11.15	(15.52)	1.25	0.01	1.61	410	89
08-31-2021[13]	10.00	0.17[9]	3.45	3.62	(0.10)	—	(0.10)	13.52	36.44[6]	8.06[8]	0.01[8]	1.52[8]	68	19
Class 1
02-29-2024[5]	12.16	0.23	1.03	1.26	(0.26)	—	(0.26)	13.16	10.48[6]	0.64[8]	0.05[8]	2.55[8]	43,532	17
08-31-2023	11.16	0.18	0.99	1.17	(0.17)	—	(0.17)	12.16	10.72	0.86	0.06	1.55	34,828	12
08-31-2022	13.52	0.16[9]	(2.19)	(2.03)	(0.17)	(0.16)	(0.33)	11.16	(15.48)	1.29	0.05	1.34	15,871	89
08-31-2021[13]	10.00	0.07[9]	3.55	3.62	(0.10)	—	(0.10)	13.52	36.42[6]	8.10[8]	0.05[8]	0.58[8]	5,699	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-22 and 8-31-21 and 0.01% and less than 0.005% for the period ended 8-31-22 and 8-31-21, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Less than $0.005 per share.
[12] Portfolio turnover is shown for the period from 9-23-20 to 8-31-21.
[13] Period from 9-23-20 (commencement of operations) to 8-31-21.
30	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2060 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2060 Lifetime Blend Portfolio
Class A
02-29-2024[5]	13.48	0.22	1.16	1.38	(0.25)	—	(0.25)	14.61	10.31[6,7]	0.81[8]	0.42[8]	2.07[8]	33,832	13
08-31-2023	12.97	0.16	1.09	1.25	(0.16)	(0.58)	(0.74)	13.48	10.37[7]	0.82	0.42	1.23	23,628	25
08-31-2022	16.14	0.13[9]	(2.55)	(2.42)	(0.17)	(0.58)	(0.75)	12.97	(15.84)[7]	0.84	0.42	0.94	10,978	81
08-31-2021[10]	15.35	(0.01)	0.80	0.79	—	—	—	16.14	5.15[6,7]	0.88[8]	0.41[8]	(0.24)[8]	1,905	15[11]
Class R4
02-29-2024[5]	13.48	0.18	1.21	1.39	(0.27)	—	(0.27)	14.60	10.40[6]	0.74[8]	0.25[8]	1.46[8]	1,043	13
08-31-2023	12.97	0.19	1.08	1.27	(0.18)	(0.58)	(0.76)	13.48	10.55	0.76	0.27	1.46	3,050	25
08-31-2022	16.14	0.19[9]	(2.58)	(2.39)	(0.20)	(0.58)	(0.78)	12.97	(15.70)	0.78	0.26	1.31	2,006	81
08-31-2021	12.95	0.13	3.48	3.61	(0.18)	(0.24)	(0.42)	16.14	28.37	0.83	0.26	0.85	1,726	15
08-31-2020	12.06	0.13	1.59	1.72	(0.26)	(0.57)	(0.83)	12.95	14.56	1.02	0.24	1.16	376	32
08-31-2019	12.89	0.24[9]	(0.35)	(0.11)	(0.21)	(0.51)	(0.72)	12.06	(0.04)	1.00	0.16	1.97[9]	53	13
Class R6
02-29-2024[5]	13.49	0.25	1.16	1.41	(0.30)	—	(0.30)	14.60	10.57[6]	0.39[8]	0.01[8]	2.45[8]	49,725	13
08-31-2023	12.98	0.25	1.06	1.31	(0.22)	(0.58)	(0.80)	13.49	10.84	0.42	0.02	1.98	33,344	25
08-31-2022	16.16	0.22[9]	(2.59)	(2.37)	(0.23)	(0.58)	(0.81)	12.98	(15.54)	0.43	0.01	1.50	32,711	81
08-31-2021	12.96	0.19	3.46	3.65	(0.21)	(0.24)	(0.45)	16.16	28.68	0.48	0.01	1.31	23,276	15
08-31-2020	12.06	0.22	1.53	1.75	(0.28)	(0.57)	(0.85)	12.96	14.84	0.70	—	1.90	8,365	32
08-31-2019	12.90	0.22[9]	(0.32)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.08	0.75	—	1.88[9]	2,758	13
Class 1
02-29-2024[5]	13.49	0.25	1.16	1.41	(0.30)	—	(0.30)	14.60	10.53[6]	0.44[8]	0.05[8]	2.54[8]	117,103	13
08-31-2023	12.98	0.21	1.09	1.30	(0.21)	(0.58)	(0.79)	13.49	10.78	0.46	0.06	1.65	107,925	25
08-31-2022	16.15	0.22[9]	(2.58)	(2.36)	(0.23)	(0.58)	(0.81)	12.98	(15.52)	0.47	0.05	1.52	71,791	81
08-31-2021	12.96	0.20	3.43	3.63	(0.20)	(0.24)	(0.44)	16.15	28.54	0.52	0.05	1.39	67,257	15
08-31-2020	12.06	0.25	1.50	1.75	(0.28)	(0.57)	(0.85)	12.96	14.77	0.73	0.05	2.08	36,437	32
08-31-2019	12.90	0.23[9]	(0.33)	(0.10)	(0.23)	(0.51)	(0.74)	12.06	0.03	0.78	0.05	1.92[9]	24,271	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share for the periods ended 8-31-22 and 8-31-19 and 0.01% and 0.01% for the periods ended 8-31-22 and 8-31-19, respectively.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	31

Financial highlights continued
2055 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2055 Lifetime Blend Portfolio
Class A
02-29-2024[5]	12.33	0.20	1.07	1.27	(0.23)	—	(0.23)	13.37	10.35[6,7]	0.77[8]	0.42[8]	2.07[8]	71,709	12
08-31-2023	12.04	0.14	0.99	1.13	(0.15)	(0.69)	(0.84)	12.33	10.29[7]	0.77	0.43	1.22	50,736	29
08-31-2022	15.05	0.13[9]	(2.37)	(2.24)	(0.16)	(0.61)	(0.77)	12.04	(15.78)[7]	0.76	0.42	1.00	23,337	79
08-31-2021[10]	14.31	(0.01)	0.75	0.74	—	—	—	15.05	5.17[6,7]	0.76[8]	0.41[8]	(0.27)[8]	4,336	15[11]
Class R4
02-29-2024[5]	12.31	0.15	1.12	1.27	(0.25)	—	(0.25)	13.33	10.36[6]	0.70[8]	0.26[8]	1.25[8]	1,396	12
08-31-2023	12.01	0.18	0.98	1.16	(0.17)	(0.69)	(0.86)	12.31	10.57	0.72	0.27	1.51	5,677	29
08-31-2022	15.03	0.18[9]	(2.41)	(2.23)	(0.18)	(0.61)	(0.79)	12.01	(15.73)	0.71	0.26	1.36	4,586	79
08-31-2021	12.15	0.15	3.21	3.36	(0.17)	(0.31)	(0.48)	15.03	28.26	0.71	0.26	1.11	5,128	15
08-31-2020	11.48	0.06	1.58	1.64	(0.25)	(0.72)	(0.97)	12.15	14.67	0.76	0.26	0.57	2,219	28
08-31-2019	12.71	0.23[9]	(0.40)	(0.17)	(0.23)	(0.83)	(1.06)	11.48	(0.14)	0.65	0.16	1.96[9]	52	18
Class R6
02-29-2024[5]	12.32	0.23	1.06	1.29	(0.28)	—	(0.28)	13.33	10.53[6]	0.36[8]	0.01[8]	2.48[8]	83,908	12
08-31-2023	12.03	0.25	0.93	1.18	(0.20)	(0.69)	(0.89)	12.32	10.77	0.37	0.02	2.09	53,947	29
08-31-2022	15.05	0.21[9]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.03	(15.51)	0.36	0.01	1.56	69,354	79
08-31-2021	12.16	0.19	3.20	3.39	(0.19)	(0.31)	(0.50)	15.05	28.60	0.36	0.01	1.39	57,666	15
08-31-2020	11.48	0.23	1.44	1.67	(0.27)	(0.72)	(0.99)	12.16	14.95	0.42	—	2.04	24,431	28
08-31-2019	12.71	0.21[9]	(0.36)	(0.15)	(0.25)	(0.83)	(1.08)	11.48	0.06	0.40	—	1.86[9]	10,711	18
Class 1
02-29-2024[5]	12.33	0.23	1.06	1.29	(0.27)	—	(0.27)	13.35	10.56[6]	0.40[8]	0.05[8]	2.52[8]	206,154	12
08-31-2023	12.04	0.20	0.98	1.18	(0.20)	(0.69)	(0.89)	12.33	10.70	0.41	0.06	1.69	192,729	29
08-31-2022	15.06	0.21[9]	(2.40)	(2.19)	(0.22)	(0.61)	(0.83)	12.04	(15.53)	0.40	0.05	1.54	140,924	79
08-31-2021	12.16	0.19	3.21	3.40	(0.19)	(0.31)	(0.50)	15.06	28.63	0.40	0.05	1.42	144,622	15
08-31-2020	11.49	0.24	1.42	1.66	(0.27)	(0.72)	(0.99)	12.16	14.78	0.46	0.05	2.13	90,699	28
08-31-2019	12.72	0.23[9]	(0.39)	(0.16)	(0.24)	(0.83)	(1.07)	11.49	0.00[12]	0.44	0.05	2.01[9]	71,469	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-22 and 8-31-19.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[12] Less than 0.005%.
32	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2050 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2050 Lifetime Blend Portfolio
Class A
02-29-2024[5]	12.48	0.21	1.06	1.27	(0.23)	—	(0.23)	13.52	10.26[6,7]	0.76[8]	0.42[8]	2.13[8]	101,364	12
08-31-2023	12.11	0.15	1.01	1.16	(0.16)	(0.63)	(0.79)	12.48	10.40[7]	0.76	0.43	1.28	75,211	32
08-31-2022	15.16	0.12[9]	(2.38)	(2.26)	(0.16)	(0.63)	(0.79)	12.11	(15.84)[7]	0.75	0.42	0.91	37,655	80
08-31-2021[10]	14.41	(0.01)	0.76	0.75	—	—	—	15.16	5.20[6,7]	0.74[8]	0.41[8]	(0.28)[8]	4,180	17[11]
Class R4
02-29-2024[5]	12.46	0.15	1.14	1.29	(0.25)	—	(0.25)	13.50	10.44[6]	0.69[8]	0.25[8]	1.12[8]	1,583	12
08-31-2023	12.10	0.18	0.99	1.17	(0.18)	(0.63)	(0.81)	12.46	10.49	0.70	0.27	1.53	7,787	32
08-31-2022	15.14	0.19[9]	(2.42)	(2.23)	(0.18)	(0.63)	(0.81)	12.10	(15.65)	0.69	0.26	1.36	6,648	80
08-31-2021	12.27	0.14	3.25	3.39	(0.17)	(0.35)	(0.52)	15.14	28.30	0.69	0.26	0.99	7,284	17
08-31-2020	11.61	0.10	1.56	1.66	(0.25)	(0.75)	(1.00)	12.27	14.61	0.73	0.26	0.95	2,351	30
08-31-2019	12.85	0.10[9]	(0.28)	(0.18)	(0.23)	(0.83)	(1.06)	11.61	(0.18)	0.68	0.24	0.87[9]	241	19
Class R6
02-29-2024[5]	12.46	0.23	1.07	1.30	(0.28)	—	(0.28)	13.48	10.53[6]	0.35[8]	0.01[8]	2.41[8]	111,741	12
08-31-2023	12.11	0.25	0.94	1.19	(0.21)	(0.63)	(0.84)	12.46	10.71	0.35	0.02	2.11	74,465	32
08-31-2022	15.15	0.21[9]	(2.40)	(2.19)	(0.22)	(0.63)	(0.85)	12.11	(15.43)	0.34	0.01	1.57	103,056	80
08-31-2021	12.28	0.19	3.23	3.42	(0.20)	(0.35)	(0.55)	15.15	28.55	0.34	0.01	1.42	94,579	17
08-31-2020	11.62	0.24	1.45	1.69	(0.28)	(0.75)	(1.03)	12.28	14.89	0.38	—	2.09	48,478	30
08-31-2019	12.85	0.23[9]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.11	0.36	—	1.98[9]	26,188	19
Class 1
02-29-2024[5]	12.48	0.23	1.07	1.30	(0.28)	—	(0.28)	13.50	10.48[6]	0.39[8]	0.05[8]	2.55[8]	255,162	12
08-31-2023	12.11	0.20	1.00	1.20	(0.20)	(0.63)	(0.83)	12.48	10.82	0.40	0.06	1.69	241,685	32
08-31-2022	15.16	0.21[9]	(2.42)	(2.21)	(0.21)	(0.63)	(0.84)	12.11	(15.52)	0.38	0.05	1.53	176,669	80
08-31-2021	12.28	0.19	3.23	3.42	(0.19)	(0.35)	(0.54)	15.16	28.59	0.38	0.05	1.42	171,428	17
08-31-2020	11.62	0.25	1.43	1.68	(0.27)	(0.75)	(1.02)	12.28	14.82	0.42	0.05	2.16	109,857	30
08-31-2019	12.85	0.23[9]	(0.38)	(0.15)	(0.25)	(0.83)	(1.08)	11.62	0.05	0.39	0.05	2.01[9]	91,692	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-22 and 8-31-19.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	33

Financial highlights continued
2045 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2045 Lifetime Blend Portfolio
Class A
02-29-2024[5]	12.19	0.20	1.00	1.20	(0.24)	—	(0.24)	13.15	9.87[6,7]	0.76[8]	0.43[8]	2.14[8]	124,476	15
08-31-2023	11.94	0.15	0.93	1.08	(0.16)	(0.67)	(0.83)	12.19	9.92[7]	0.76	0.43	1.32	94,673	29
08-31-2022	14.96	0.12[9]	(2.33)	(2.21)	(0.16)	(0.65)	(0.81)	11.94	(15.74)[7]	0.74	0.42	0.94	44,758	80
08-31-2021[10]	14.22	(0.01)	0.75	0.74	—	—	—	14.96	5.20[6,7]	0.72[8]	0.41[8]	(0.28)[8]	7,583	18[11]
Class R4
02-29-2024[5]	12.16	0.17	1.02	1.19	(0.25)	—	(0.25)	13.10	9.89[6]	0.69[8]	0.26[8]	1.68[8]	3,205	15
08-31-2023	11.91	0.19	0.91	1.10	(0.18)	(0.67)	(0.85)	12.16	10.11	0.70	0.27	1.59	7,909	29
08-31-2022	14.93	0.19[9]	(2.38)	(2.19)	(0.18)	(0.65)	(0.83)	11.91	(15.63)	0.68	0.26	1.38	6,716	80
08-31-2021	12.11	0.15	3.19	3.34	(0.17)	(0.35)	(0.52)	14.93	28.31	0.67	0.26	1.12	7,411	18
08-31-2020	11.49	0.13	1.51	1.64	(0.26)	(0.76)	(1.02)	12.11	14.67	0.70	0.27	1.18	3,188	33
08-31-2019	12.76	0.20[9]	(0.38)	(0.18)	(0.23)	(0.86)	(1.09)	11.49	(0.11)	0.60	0.18	1.72[9]	50	19
Class R6
02-29-2024[5]	12.20	0.22	1.00	1.22	(0.28)	—	(0.28)	13.14	10.11[6]	0.34[8]	0.01[8]	2.50[8]	127,942	15
08-31-2023	11.95	0.25	0.88	1.13	(0.21)	(0.67)	(0.88)	12.20	10.38	0.35	0.02	2.13	90,644	29
08-31-2022	14.97	0.22[9]	(2.37)	(2.15)	(0.22)	(0.65)	(0.87)	11.95	(15.39)	0.33	0.01	1.60	122,435	80
08-31-2021	12.14	0.20	3.18	3.38	(0.20)	(0.35)	(0.55)	14.97	28.59	0.32	0.01	1.44	116,109	18
08-31-2020	11.51	0.24	1.43	1.67	(0.28)	(0.76)	(1.04)	12.14	14.94	0.35	—	2.16	66,299	33
08-31-2019	12.77	0.22[9]	(0.37)	(0.15)	(0.25)	(0.86)	(1.11)	11.51	0.09	0.33	—	1.96[9]	44,013	19
Class 1
02-29-2024[5]	12.19	0.23	0.99	1.22	(0.28)	—	(0.28)	13.13	10.08[6]	0.39[8]	0.06[8]	2.62[8]	317,600	15
08-31-2023	11.94	0.21	0.92	1.13	(0.21)	(0.67)	(0.88)	12.19	10.33	0.39	0.06	1.75	310,455	29
08-31-2022	14.96	0.21[9]	(2.37)	(2.16)	(0.21)	(0.65)	(0.86)	11.94	(15.43)	0.37	0.05	1.56	235,373	80
08-31-2021	12.13	0.19	3.19	3.38	(0.20)	(0.35)	(0.55)	14.96	28.56	0.36	0.05	1.41	241,713	18
08-31-2020	11.50	0.24	1.42	1.66	(0.27)	(0.76)	(1.03)	12.13	14.89	0.39	0.05	2.15	142,635	33
08-31-2019	12.76	0.23[9]	(0.39)	(0.16)	(0.24)	(0.86)	(1.10)	11.50	0.03	0.37	0.05	2.02[9]	120,446	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and 0.01% for the periods ended 8-31-22 and 8-31-19.
[10] The inception date for Class A shares is 6-21-21.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
34	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2040 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2040 Lifetime Blend Portfolio
Class A
02-29-2024[5]	11.93	0.20	0.89	1.09	(0.24)	—	(0.24)	12.78	9.06[6,7]	0.78[8]	0.45[8]	2.32[8]	126,329	17
08-31-2023	11.77	0.17	0.77	0.94	(0.16)	(0.62)	(0.78)	11.93	8.72[7]	0.78	0.45	1.50	97,674	23
08-31-2022	14.71	0.14	(2.29)	(2.15)	(0.17)	(0.62)	(0.79)	11.77	(15.55)[7]	0.76	0.43	1.11	48,066	75
08-31-2021[9]	14.02	(0.01)	0.70	0.69	—	—	—	14.71	4.92[6,7]	0.74[8]	0.41[8]	(0.21)[8]	7,706	20[10]
Class R4
02-29-2024[5]	11.93	0.14	0.94	1.08	(0.25)	—	(0.25)	12.76	9.14[6]	0.71[8]	0.28[8]	1.30[8]	840	17
08-31-2023	11.77	0.20	0.76	0.96	(0.18)	(0.62)	(0.80)	11.93	8.88	0.72	0.29	1.76	7,572	23
08-31-2022	14.71	0.20	(2.32)	(2.12)	(0.20)	(0.62)	(0.82)	11.77	(15.40)	0.70	0.27	1.49	7,079	75
08-31-2021	12.12	0.13	3.05	3.18	(0.18)	(0.41)	(0.59)	14.71	26.96	0.68	0.26	0.95	7,774	20
08-31-2020	11.50	0.08	1.57	1.65	(0.26)	(0.77)	(1.03)	12.12	14.75	0.69	0.26	0.77	1,808	41
08-31-2019	12.79	0.23[11]	(0.38)	(0.15)	(0.23)	(0.91)	(1.14)	11.50	0.11	0.58	0.17	1.96[11]	54	18
Class R6
02-29-2024[5]	11.94	0.21	0.89	1.10	(0.28)	—	(0.28)	12.76	9.30[6]	0.36[8]	0.03[8]	2.54[8]	171,370	17
08-31-2023	11.78	0.25	0.74	0.99	(0.21)	(0.62)	(0.83)	11.94	9.18	0.37	0.04	2.13	111,762	23
08-31-2022	14.72	0.23	(2.32)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.19)	0.36	0.02	1.71	107,439	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.21	0.33	0.01	1.50	101,995	20
08-31-2020	11.50	0.25	1.43	1.68	(0.28)	(0.77)	(1.05)	12.13	15.05	0.35	0.01	2.21	56,804	41
08-31-2019	12.80	0.23[11]	(0.37)	(0.14)	(0.25)	(0.91)	(1.16)	11.50	0.23	0.33	—	2.01[11]	37,168	18
Class 1
02-29-2024[5]	11.93	0.22	0.89	1.11	(0.28)	—	(0.28)	12.76	9.35[6]	0.41[8]	0.08[8]	2.73[8]	363,110	17
08-31-2023	11.78	0.22	0.75	0.97	(0.20)	(0.62)	(0.82)	11.93	9.04	0.41	0.08	1.93	341,454	23
08-31-2022	14.72	0.22	(2.31)	(2.09)	(0.23)	(0.62)	(0.85)	11.78	(15.22)	0.40	0.06	1.67	273,561	75
08-31-2021	12.13	0.20	3.00	3.20	(0.20)	(0.41)	(0.61)	14.72	27.16	0.37	0.05	1.51	273,588	20
08-31-2020	11.50	0.25	1.42	1.67	(0.27)	(0.77)	(1.04)	12.13	14.98	0.39	0.06	2.23	171,471	41
08-31-2019	12.79	0.24[11]	(0.38)	(0.14)	(0.24)	(0.91)	(1.15)	11.50	0.25	0.37	0.05	2.04[11]	152,593	18

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced and other income not been received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio’s investments in underlying investment companies of less than $0.005 per share and less than 0.005% for the period ended 8-31-19.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	35

Financial highlights continued
2035 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2035 Lifetime Blend Portfolio
Class A
02-29-2024[5]	11.50	0.20	0.74	0.94	(0.25)	—	(0.25)	12.19	8.14[6,7]	0.80[8]	0.47[8]	2.48[8]	147,214	23
08-31-2023	11.45	0.19	0.60	0.79	(0.18)	(0.56)	(0.74)	11.50	7.55[7]	0.79	0.47	1.71	113,951	19
08-31-2022	14.26	0.15	(2.20)	(2.05)	(0.17)	(0.59)	(0.76)	11.45	(15.29)[7]	0.78	0.45	1.22	56,843	69
08-31-2021[9]	13.64	—[10]	0.62	0.62	—	—	—	14.26	4.55[6,7]	0.75[8]	0.43[8]	(0.09)[8]	7,671	24[11]
Class R4
02-29-2024[5]	11.49	0.18	0.78	0.96	(0.27)	—	(0.27)	12.18	8.39[6]	0.73[8]	0.30[8]	2.19[8]	4,008	23
08-31-2023	11.45	0.22	0.58	0.80	(0.20)	(0.56)	(0.76)	11.49	7.61	0.73	0.31	1.94	11,484	19
08-31-2022	14.26	0.21	(2.24)	(2.03)	(0.19)	(0.59)	(0.78)	11.45	(15.15)	0.72	0.29	1.62	9,617	69
08-31-2021	12.00	0.16	2.69	2.85	(0.18)	(0.41)	(0.59)	14.26	24.47	0.70	0.27	1.24	10,690	24
08-31-2020	11.40	0.15	1.42	1.57	(0.27)	(0.70)	(0.97)	12.00	14.15	0.71	0.29	1.39	3,970	42
08-31-2019	12.52	0.22	(0.28)	(0.06)	(0.24)	(0.82)	(1.06)	11.40	0.72	0.61	0.19	1.92	66	19
Class R6
02-29-2024[5]	11.50	0.21	0.76	0.97	(0.30)	—	(0.30)	12.17	8.46[6]	0.38[8]	0.05[8]	2.81[8]	185,605	23
08-31-2023	11.46	0.25	0.58	0.83	(0.23)	(0.56)	(0.79)	11.50	7.90	0.38	0.06	2.23	136,676	19
08-31-2022	14.27	0.24	(2.23)	(1.99)	(0.23)	(0.59)	(0.82)	11.46	(14.93)	0.37	0.04	1.87	115,856	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.73	0.35	0.02	1.58	115,558	24
08-31-2020	11.40	0.25	1.35	1.60	(0.29)	(0.70)	(0.99)	12.01	14.45	0.36	0.03	2.27	61,944	42
08-31-2019	12.52	0.24	(0.28)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.93	0.34	0.01	2.11	38,369	19
Class 1
02-29-2024[5]	11.51	0.22	0.74	0.96	(0.29)	—	(0.29)	12.18	8.33[6]	0.43[8]	0.10[8]	2.92[8]	436,870	23
08-31-2023	11.46	0.24	0.59	0.83	(0.22)	(0.56)	(0.78)	11.51	7.94	0.43	0.10	2.14	414,039	19
08-31-2022	14.27	0.23	(2.23)	(2.00)	(0.22)	(0.59)	(0.81)	11.46	(14.97)	0.41	0.08	1.81	329,648	69
08-31-2021	12.01	0.21	2.67	2.88	(0.21)	(0.41)	(0.62)	14.27	24.67	0.39	0.06	1.62	316,717	24
08-31-2020	11.40	0.26	1.33	1.59	(0.28)	(0.70)	(0.98)	12.01	14.40	0.40	0.08	2.28	210,077	42
08-31-2019	12.52	0.25	(0.29)	(0.04)	(0.26)	(0.82)	(1.08)	11.40	0.88	0.38	0.06	2.19	185,231	19

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
36	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2030 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2030 Lifetime Blend Portfolio
Class A
02-29-2024[5]	11.04	0.19	0.60	0.79	(0.26)	—	(0.26)	11.57	7.22[6,7]	0.82[8]	0.50[8]	2.69[8]	158,911	27
08-31-2023	11.15	0.21	0.43	0.64	(0.20)	(0.55)	(0.75)	11.04	6.32[7]	0.82	0.49	1.95	125,637	16
08-31-2022	13.81	0.19	(2.08)	(1.89)	(0.18)	(0.59)	(0.77)	11.15	(14.59)[7]	0.80	0.47	1.58	67,199	69
08-31-2021[9]	13.26	—[10]	0.55	0.55	—	—	—	13.81	4.15[6,7]	0.77[8]	0.46[8]	0.12[8]	9,031	31[11]
Class R4
02-29-2024[5]	11.03	0.19	0.62	0.81	(0.28)	—	(0.28)	11.56	7.39[6]	0.76[8]	0.33[8]	2.72[8]	5,757	27
08-31-2023	11.15	0.24	0.41	0.65	(0.22)	(0.55)	(0.77)	11.03	6.37	0.76	0.33	2.21	12,187	16
08-31-2022	13.81	0.24	(2.11)	(1.87)	(0.20)	(0.59)	(0.79)	11.15	(14.44)	0.74	0.31	1.89	10,514	69
08-31-2021	11.90	0.19	2.31	2.50	(0.19)	(0.40)	(0.59)	13.81	21.64	0.72	0.30	1.48	11,545	31
08-31-2020	11.31	0.19	1.26	1.45	(0.27)	(0.59)	(0.86)	11.90	13.20	0.74	0.32	1.78	6,232	45
08-31-2019	12.20	0.24	(0.15)	0.09	(0.25)	(0.73)	(0.98)	11.31	1.80	0.62	0.21	2.18	56	24
Class R6
02-29-2024[5]	11.05	0.21	0.61	0.82	(0.31)	—	(0.31)	11.56	7.44[6]	0.41[8]	0.08[8]	3.01[8]	207,422	27
08-31-2023	11.16	0.26	0.42	0.68	(0.24)	(0.55)	(0.79)	11.05	6.76	0.41	0.08	2.40	155,732	16
08-31-2022	13.82	0.27	(2.10)	(1.83)	(0.24)	(0.59)	(0.83)	11.16	(14.23)	0.39	0.06	2.15	104,775	69
08-31-2021	11.91	0.22	2.31	2.53	(0.22)	(0.40)	(0.62)	13.82	21.88	0.37	0.05	1.68	102,495	31
08-31-2020	11.32	0.25	1.22	1.47	(0.29)	(0.59)	(0.88)	11.91	13.38	0.39	0.06	2.29	46,937	45
08-31-2019	12.21	0.25	(0.14)	0.11	(0.27)	(0.73)	(1.00)	11.32	2.01	0.37	0.04	2.29	21,285	24
Class 1
02-29-2024[5]	11.04	0.21	0.61	0.82	(0.30)	—	(0.30)	11.56	7.41[6]	0.45[8]	0.13[8]	3.11[8]	416,209	27
08-31-2023	11.16	0.26	0.41	0.67	(0.24)	(0.55)	(0.79)	11.04	6.62	0.45	0.13	2.41	389,584	16
08-31-2022	13.82	0.26	(2.10)	(1.84)	(0.23)	(0.59)	(0.82)	11.16	(14.25)	0.43	0.10	2.09	332,831	69
08-31-2021	11.91	0.23	2.29	2.52	(0.21)	(0.40)	(0.61)	13.82	21.83	0.41	0.09	1.77	348,410	31
08-31-2020	11.31	0.26	1.21	1.47	(0.28)	(0.59)	(0.87)	11.91	13.43	0.42	0.11	2.35	245,230	45
08-31-2019	12.20	0.26	(0.16)	0.10	(0.26)	(0.73)	(0.99)	11.31	1.94	0.41	0.09	2.33	216,585	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Less than $0.005 per share.
[11] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	37

Financial highlights continued
2025 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2025 Lifetime Blend Portfolio
Class A
02-29-2024[5]	10.57	0.18	0.47	0.65	(0.28)	—	(0.28)	10.94	6.19[6,7]	0.87[8]	0.56[8]	2.89[8]	187,095	36
08-31-2023	10.67	0.23	0.27	0.50	(0.22)	(0.38)	(0.60)	10.57	5.05[7]	0.86	0.54	2.26	150,550	21
08-31-2022	13.07	0.21	(1.84)	(1.63)	(0.19)	(0.58)	(0.77)	10.67	(13.36)[7]	0.84	0.51	1.88	85,495	59
08-31-2021[9]	12.62	0.01	0.44	0.45	—	—	—	13.07	3.57[6,7]	0.81[8]	0.49[8]	0.45[8]	12,112	41[10]
Class R4
02-29-2024[5]	10.57	0.19	0.47	0.66	(0.30)	—	(0.30)	10.93	6.26[6]	0.80[8]	0.39[8]	3.00[8]	2,170	36
08-31-2023	10.66	0.26	0.26	0.52	(0.23)	(0.38)	(0.61)	10.57	5.32	0.80	0.38	2.49	6,192	21
08-31-2022	13.07	0.26	(1.88)	(1.62)	(0.21)	(0.58)	(0.79)	10.66	(13.30)	0.78	0.35	2.15	6,167	59
08-31-2021	11.62	0.20	1.88	2.08	(0.20)	(0.43)	(0.63)	13.07	18.50	0.76	0.34	1.67	7,251	41
08-31-2020	11.15	0.20	1.07	1.27	(0.28)	(0.52)	(0.80)	11.62	11.74	0.77	0.36	1.82	4,177	62
08-31-2019	11.86	0.27	(0.04)	0.23	(0.27)	(0.67)	(0.94)	11.15	2.94	0.66	0.25	2.40	55	25
Class R6
02-29-2024[5]	10.58	0.20	0.48	0.68	(0.33)	—	(0.33)	10.93	6.41[6]	0.46[8]	0.14[8]	3.23[8]	141,418	36
08-31-2023	10.68	0.28	0.26	0.54	(0.26)	(0.38)	(0.64)	10.58	5.50	0.45	0.13	2.70	117,356	21
08-31-2022	13.09	0.28	(1.87)	(1.59)	(0.24)	(0.58)	(0.82)	10.68	(13.06)	0.43	0.10	2.39	85,455	59
08-31-2021	11.63	0.23	1.89	2.12	(0.23)	(0.43)	(0.66)	13.09	18.84	0.41	0.09	1.89	91,021	41
08-31-2020	11.15	0.27	1.03	1.30	(0.30)	(0.52)	(0.82)	11.63	11.98	0.42	0.10	2.45	43,689	62
08-31-2019	11.87	0.24	—[11]	0.24	(0.29)	(0.67)	(0.96)	11.15	3.05	0.41	0.08	2.23	17,092	25
Class 1
02-29-2024[5]	10.57	0.21	0.46	0.67	(0.32)	—	(0.32)	10.92	6.37[6]	0.50[8]	0.18[8]	3.35[8]	270,047	36
08-31-2023	10.67	0.28	0.25	0.53	(0.25)	(0.38)	(0.63)	10.57	5.45	0.49	0.17	2.69	278,000	21
08-31-2022	13.08	0.28	(1.88)	(1.60)	(0.23)	(0.58)	(0.81)	10.67	(13.10)	0.47	0.14	2.35	261,009	59
08-31-2021	11.62	0.24	1.88	2.12	(0.23)	(0.43)	(0.66)	13.08	18.81	0.45	0.13	1.94	273,108	41
08-31-2020	11.14	0.27	1.02	1.29	(0.29)	(0.52)	(0.81)	11.62	11.94	0.46	0.15	2.46	205,297	62
08-31-2019	11.86	0.28	(0.05)	0.23	(0.28)	(0.67)	(0.95)	11.14	2.99	0.44	0.13	2.52	200,661	25

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
[11] Less than $0.005 per share.
38	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2020 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2020 Lifetime Blend Portfolio
Class A
02-29-2024[5]	10.15	0.18	0.39	0.57	(0.29)	—	(0.29)	10.43	5.64[6,7]	0.94[8]	0.60[8]	3.06[8]	103,360	41
08-31-2023	10.19	0.25	0.18	0.43	(0.23)	(0.24)	(0.47)	10.15	4.52[7]	0.93	0.59	2.49	92,504	23
08-31-2022	12.40	0.23	(1.65)	(1.42)	(0.20)	(0.59)	(0.79)	10.19	(12.31)[7]	0.94	0.57	2.16	58,199	54
08-31-2021[9]	12.04	0.01	0.35	0.36	—	—	—	12.40	2.99[6,7]	0.91[8]	0.55[8]	0.56[8]	8,174	48[10]
Class R4
02-29-2024[5]	10.14	0.19	0.39	0.58	(0.31)	—	(0.31)	10.41	5.70[6]	0.87[8]	0.44[8]	3.32[8]	1,319	41
08-31-2023	10.18	0.27	0.18	0.45	(0.25)	(0.24)	(0.49)	10.14	4.68	0.87	0.43	2.71	3,448	23
08-31-2022	12.39	0.27	(1.67)	(1.40)	(0.22)	(0.59)	(0.81)	10.18	(12.17)	0.87	0.41	2.36	3,551	54
08-31-2021	11.34	0.22	1.44	1.66	(0.22)	(0.39)	(0.61)	12.39	15.08	0.86	0.40	1.89	5,186	48
08-31-2020	11.01	0.24	0.80	1.04	(0.29)	(0.42)	(0.71)	11.34	9.66	0.86	0.39	2.26	4,746	78
08-31-2019	11.48	0.24	0.13	0.37	(0.28)	(0.56)	(0.84)	11.01	4.12	0.75	0.29	2.25	101	24
Class R6
02-29-2024[5]	10.17	0.19	0.40	0.59	(0.33)	—	(0.33)	10.43	5.73[6]	0.52[8]	0.19[8]	3.41[8]	57,564	41
08-31-2023	10.21	0.29	0.18	0.47	(0.27)	(0.24)	(0.51)	10.17	4.94	0.52	0.18	2.92	53,407	23
08-31-2022	12.42	0.30	(1.67)	(1.37)	(0.25)	(0.59)	(0.84)	10.21	(11.92)	0.53	0.16	2.62	42,809	54
08-31-2021	11.36	0.25	1.45	1.70	(0.25)	(0.39)	(0.64)	12.42	15.41	0.51	0.14	2.12	47,943	48
08-31-2020	11.02	0.27	0.80	1.07	(0.31)	(0.42)	(0.73)	11.36	9.97	0.51	0.13	2.52	38,491	78
08-31-2019	11.49	0.27	0.12	0.39	(0.30)	(0.56)	(0.86)	11.02	4.32	0.47	0.10	2.54	9,368	24
Class 1
02-29-2024[5]	10.15	0.20	0.40	0.60	(0.33)	—	(0.33)	10.42	5.81[6]	0.57[8]	0.23[8]	3.50[8]	115,678	41
08-31-2023	10.20	0.29	0.17	0.46	(0.27)	(0.24)	(0.51)	10.15	4.79	0.57	0.23	2.89	120,362	23
08-31-2022	12.41	0.29	(1.67)	(1.38)	(0.24)	(0.59)	(0.83)	10.20	(11.96)	0.57	0.20	2.58	113,942	54
08-31-2021	11.35	0.25	1.44	1.69	(0.24)	(0.39)	(0.63)	12.41	15.37	0.55	0.19	2.11	137,412	48
08-31-2020	11.01	0.29	0.77	1.06	(0.30)	(0.42)	(0.72)	11.35	9.93	0.54	0.18	2.70	107,158	78
08-31-2019	11.48	0.30	0.08	0.38	(0.29)	(0.56)	(0.85)	11.01	4.27	0.50	0.15	2.73	124,872	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	39

Financial highlights continued
2015 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2015 Lifetime Blend Portfolio
Class A
02-29-2024[5]	9.76	0.17	0.35	0.52	(0.28)	—	(0.28)	10.00	5.23[6,7]	1.07[8]	0.62[8]	3.15[8]	29,993	46
08-31-2023	9.79	0.25	0.15	0.40	(0.24)	(0.19)	(0.43)	9.76	4.30[7]	1.09	0.61	2.62	25,675	28
08-31-2022	11.76	0.24	(1.51)	(1.27)	(0.19)	(0.51)	(0.70)	9.79	(11.55)[7]	1.11	0.58	2.34	12,908	64
08-31-2021[9]	11.46	0.02	0.28	0.30	—	—	—	11.76	2.62[6,7]	1.12[8]	0.57[8]	0.81[8]	1,932	58[10]
Class R4
02-29-2024[5]	9.75	0.19	0.34	0.53	(0.30)	—	(0.30)	9.98	5.39[6]	0.99[8]	0.45[8]	3.52[8]	128	46
08-31-2023	9.78	0.27	0.14	0.41	(0.25)	(0.19)	(0.44)	9.75	4.45	1.03	0.45	2.82	524	28
08-31-2022	11.75	0.27	(1.52)	(1.25)	(0.21)	(0.51)	(0.72)	9.78	(11.41)	1.06	0.42	2.50	592	64
08-31-2021	11.00	0.22	1.16	1.38	(0.21)	(0.42)	(0.63)	11.75	13.00	1.07	0.41	1.98	672	58
08-31-2020	10.82	0.22	0.67	0.89	(0.30)	(0.41)	(0.71)	11.00	8.45	1.11	0.40	2.12	1,582	99
08-31-2019	11.07	0.29	0.20	0.49	(0.29)	(0.45)	(0.74)	10.82	5.20	0.90	0.27	2.73	50	27
Class R6
02-29-2024[5]	9.77	0.18	0.36	0.54	(0.32)	—	(0.32)	9.99	5.53[6]	0.65[8]	0.20[8]	3.43[8]	23,902	46
08-31-2023	9.81	0.29	0.13	0.42	(0.27)	(0.19)	(0.46)	9.77	4.61	0.68	0.20	3.02	18,648	28
08-31-2022	11.77	0.30	(1.51)	(1.21)	(0.24)	(0.51)	(0.75)	9.81	(11.08)	0.71	0.17	2.76	17,101	64
08-31-2021	11.02	0.26	1.15	1.41	(0.24)	(0.42)	(0.66)	11.77	13.24	0.72	0.16	2.27	19,660	58
08-31-2020	10.82	0.28	0.64	0.92	(0.31)	(0.41)	(0.72)	11.02	8.81	0.76	0.14	2.63	15,783	99
08-31-2019	11.07	0.27	0.23	0.50	(0.30)	(0.45)	(0.75)	10.82	5.39	0.65	0.10	2.57	3,227	27
Class 1
02-29-2024[5]	9.77	0.19	0.35	0.54	(0.32)	—	(0.32)	9.99	5.39[6]	0.70[8]	0.25[8]	3.60[8]	32,581	46
08-31-2023	9.80	0.29	0.15	0.44	(0.28)	(0.19)	(0.47)	9.77	4.71	0.72	0.24	3.01	33,628	28
08-31-2022	11.77	0.30	(1.53)	(1.23)	(0.23)	(0.51)	(0.74)	9.80	(11.20)	0.75	0.22	2.74	32,841	64
08-31-2021	11.02	0.25	1.16	1.41	(0.24)	(0.42)	(0.66)	11.77	13.19	0.76	0.21	2.23	34,767	58
08-31-2020	10.82	0.29	0.63	0.92	(0.31)	(0.41)	(0.72)	11.02	8.76	0.80	0.19	2.72	28,901	99
08-31-2019	11.07	0.30	0.20	0.50	(0.30)	(0.45)	(0.75)	10.82	5.33	0.69	0.15	2.84	36,564	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
40	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

2010 Lifetime Blend Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in thousands)	Portfolio turnover (%)
2010 Lifetime Blend Portfolio
Class A
02-29-2024[5]	9.54	0.17	0.30	0.47	(0.30)	—	(0.30)	9.71	4.88[6,7]	1.16[8]	0.64[8]	3.22[8]	12,075	49
08-31-2023	9.67	0.27	0.09	0.36	(0.27)	(0.22)	(0.49)	9.54	4.02[7]	1.20	0.63	2.84	10,298	35
08-31-2022	11.49	0.26	(1.42)	(1.16)	(0.21)	(0.45)	(0.66)	9.67	(10.72)[7]	1.26	0.60	2.55	3,404	69
08-31-2021[9]	11.23	0.04	0.22	0.26	—	—	—	11.49	2.32[6,7]	1.25[8]	0.59[8]	1.79[8]	79	62[10]
Class R4
02-29-2024[5]	9.53	0.18	0.30	0.48	(0.31)	—	(0.31)	9.70	4.93[6]	1.05[8]	0.43[8]	3.49[8]	96	49
08-31-2023	9.66	0.29	0.09	0.38	(0.29)	(0.22)	(0.51)	9.53	4.19	1.12	0.45	3.04	113	35
08-31-2022	11.48	0.29	(1.43)	(1.14)	(0.23)	(0.45)	(0.68)	9.66	(10.58)	1.18	0.42	2.71	218	69
08-31-2021	10.84	0.24	0.96	1.20	(0.22)	(0.34)	(0.56)	11.48	11.36	1.16	0.40	2.14	241	62
08-31-2020	10.53	0.25	0.57	0.82	(0.27)	(0.24)	(0.51)	10.84	7.92	1.25	0.38	2.44	207	96
08-31-2019	10.81	0.29	0.25	0.54	(0.31)	(0.51)	(0.82)	10.53	5.91	1.07	0.28	2.84	50	35
Class R6
02-29-2024[5]	9.55	0.18	0.30	0.48	(0.33)	—	(0.33)	9.70	5.06[6]	0.74[8]	0.22[8]	3.54[8]	13,122	49
08-31-2023	9.68	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.55	4.46	0.79	0.22	3.15	10,672	35
08-31-2022	11.50	0.31	(1.42)	(1.11)	(0.26)	(0.45)	(0.71)	9.68	(10.34)	0.86	0.19	2.92	7,161	69
08-31-2021	10.86	0.26	0.96	1.22	(0.24)	(0.34)	(0.58)	11.50	11.57	0.84	0.18	2.33	7,176	62
08-31-2020	10.55	0.32	0.51	0.83	(0.28)	(0.24)	(0.52)	10.86	8.09	0.92	0.14	3.05	4,651	96
08-31-2019	10.83	0.28	0.28	0.56	(0.33)	(0.51)	(0.84)	10.55	6.10	0.82	0.11	2.77	2,172	35
Class 1
02-29-2024[5]	9.54	0.19	0.29	0.48	(0.33)	—	(0.33)	9.69	5.03[6]	0.78[8]	0.27[8]	3.65[8]	35,363	49
08-31-2023	9.67	0.30	0.10	0.40	(0.31)	(0.22)	(0.53)	9.54	4.43	0.83	0.26	3.14	38,203	35
08-31-2022	11.49	0.30	(1.41)	(1.11)	(0.26)	(0.45)	(0.71)	9.67	(10.38)	0.90	0.23	2.89	33,971	69
08-31-2021	10.85	0.26	0.95	1.21	(0.23)	(0.34)	(0.57)	11.49	11.53	0.88	0.22	2.32	33,215	62
08-31-2020	10.54	0.28	0.55	0.83	(0.28)	(0.24)	(0.52)	10.85	8.04	0.96	0.19	2.74	27,389	96
08-31-2019	10.82	0.30	0.25	0.55	(0.32)	(0.51)	(0.83)	10.54	6.05	0.86	0.16	2.95	24,556	35

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 6-21-21.
[10] Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, twelve of which are presented in this report (collectively, the Lifetime Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objective of each portfolio is to seek high total return through each portfolio’s target retirement dates, with a greater focus on income beyond the target dates. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends, and distributions realized over a given period of time.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
42	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

The following is a summary of the values by input classification of the portfolios’ investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$30,991,299	$30,991,299	—	—
Unaffiliated investment companies	24,576,683	24,576,683	—	—
Common stocks	757	—	—	$757
U.S. Government and Agency obligations	1,107,610	—	$1,107,610	—
Short-term investments	2,213	2,213	—	—
Total investments in securities	$56,678,562	$55,570,195	$1,107,610	$757

2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$110,002,997	$110,002,997	—	—
Unaffiliated investment companies	87,622,129	87,622,129	—	—
Common stocks	5,872	—	—	$5,872
U.S. Government and Agency obligations	4,028,822	—	$4,028,822	—
Short-term investments	5,164,333	5,164,333	—	—
Total investments in securities	$206,824,153	$202,789,459	$4,028,822	$5,872

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$198,126,329	$198,126,329	—	—
Unaffiliated investment companies	157,634,184	157,634,184	—	—
Common stocks	12,293	—	—	$12,293
U.S. Government and Agency obligations	7,330,659	—	$7,330,659	—
Short-term investments	524,893	524,893	—	—
Total investments in securities	$363,628,358	$356,285,406	$7,330,659	$12,293

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$255,747,201	$255,747,201	—	—
Unaffiliated investment companies	204,446,173	204,446,173	—	—
Common stocks	16,840	—	—	$16,840
U.S. Government and Agency obligations	9,561,015	—	$9,561,015	—
Short-term investments	9,670,639	9,670,639	—	—
Total investments in securities	$479,441,868	$469,864,013	$9,561,015	$16,840

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$309,275,352	$309,275,352	—	—
Unaffiliated investment companies	249,170,690	249,170,690	—	—
Common stocks	21,498	—	—	$21,498
U.S. Government and Agency obligations	14,660,967	—	$14,660,967	—
Short-term investments	3,917,936	3,917,936	—	—
Total investments in securities	$577,046,443	$562,363,978	$14,660,967	$21,498

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	43

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2040 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$350,435,369	$350,435,369	—	—
Unaffiliated investment companies	289,298,581	289,298,581	—	—
Common stocks	20,721	—	—	$20,721
U.S. Government and Agency obligations	21,793,684	—	$21,793,684	—
Short-term investments	8,439,457	8,439,457	—	—
Total investments in securities	$669,987,812	$648,173,407	$21,793,684	$20,721

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$408,942,603	$408,942,603	—	—
Unaffiliated investment companies	332,088,557	332,088,557	—	—
Common stocks	22,178	—	—	$22,178
U.S. Government and Agency obligations	32,548,687	—	$32,548,687	—
Short-term investments	22,996,875	22,996,875	—	—
Total investments in securities	$796,598,900	$764,028,035	$32,548,687	$22,178

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$401,564,487	$401,564,487	—	—
Unaffiliated investment companies	343,152,823	343,152,823	—	—
Common stocks	19,868	—	—	$19,868
U.S. Government and Agency obligations	43,414,088	—	$43,414,088	—
Short-term investments	5,016,808	5,016,808	—	—
Total investments in securities	$793,168,074	$749,734,118	$43,414,088	$19,868

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$279,955,905	$279,955,905	—	—
Unaffiliated investment companies	282,206,931	282,206,931	—	—
Common stocks	13,391	—	—	$13,391
U.S. Government and Agency obligations	38,593,983	—	$38,593,983	—
Short-term investments	10,301,710	10,301,710	—	—
Total investments in securities	$611,071,920	$572,464,546	$38,593,983	$13,391

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$114,869,575	$114,869,575	—	—
Unaffiliated investment companies	143,101,780	143,101,780	—	—
Common stocks	4,130	—	—	$4,130
U.S. Government and Agency obligations	19,887,581	—	$19,887,581	—
Short-term investments	22,652	22,652	—	—
Total investments in securities	$277,885,718	$257,994,007	$19,887,581	$4,130

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
44	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2015 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$35,528,722	$35,528,722	—	—
Unaffiliated investment companies	44,217,135	44,217,135	—	—
Common stocks	1,062	—	—	$1,062
U.S. Government and Agency obligations	6,828,877	—	$6,828,877	—
Short-term investments	2,885	2,885	—	—
Total investments in securities	$86,578,681	$79,748,742	$6,828,877	$1,062

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$23,719,005	$23,719,005	—	—
Unaffiliated investment companies	31,913,438	31,913,438	—	—
Common stocks	568	—	—	$568
U.S. Government and Agency obligations	5,011,879	—	$5,011,879	—
Short-term investments	1,189	1,189	—	—
Total investments in securities	$60,646,079	$55,633,632	$5,011,879	$568
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	45

as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 29, 2024:
Portfolio	Market value of securities on loan	Cash collateral received
2060 Lifetime Blend Portfolio	$5,042,676	$5,159,125
2055 Lifetime Blend Portfolio	509,143	519,650
2050 Lifetime Blend Portfolio	9,475,558	9,668,475
2045 Lifetime Blend Portfolio	3,832,801	3,914,050
2040 Lifetime Blend Portfolio	8,241,422	8,428,850
2035 Lifetime Blend Portfolio	22,456,564	22,980,550
2030 Lifetime Blend Portfolio	4,938,241	5,038,600
2025 Lifetime Blend Portfolio	10,136,472	10,340,160
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 29, 2024 were as follows:
Portfolio	Commitment fee
2065 Lifetime Blend Portfolio	$1,788
2060 Lifetime Blend Portfolio	1,982
2055 Lifetime Blend Portfolio	2,195
2050 Lifetime Blend Portfolio	2,344
2045 Lifetime Blend Portfolio	2,513
2040 Lifetime Blend Portfolio	2,603
2035 Lifetime Blend Portfolio	2,784
2030 Lifetime Blend Portfolio	2,801
2025 Lifetime Blend Portfolio	2,612
2020 Lifetime Blend Portfolio	2,162
2015 Lifetime Blend Portfolio	1,854
2010 Lifetime Blend Portfolio	1,819
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
46	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
2065 Lifetime Blend Portfolio	$262,943	—
2060 Lifetime Blend Portfolio	646,601	$612,892
2055 Lifetime Blend Portfolio	2,319,480	2,255,908
2050 Lifetime Blend Portfolio	4,093,332	3,652,698
2045 Lifetime Blend Portfolio	3,511,967	3,675,454
2040 Lifetime Blend Portfolio	1,444,314	4,738,633
2035 Lifetime Blend Portfolio	413,289	7,723,247
2030 Lifetime Blend Portfolio	—	9,606,779
2025 Lifetime Blend Portfolio	353,328	7,396,807
2020 Lifetime Blend Portfolio	155,022	2,446,460
2015 Lifetime Blend Portfolio	12,883	582,232
2010 Lifetime Blend Portfolio	29,432	43,196
As of August 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
2065 Lifetime Blend Portfolio	$51,322,591	$5,555,434	$(199,463)	$5,355,971
2060 Lifetime Blend Portfolio	188,772,109	18,831,816	(779,772)	18,052,044
2055 Lifetime Blend Portfolio	329,926,443	35,155,419	(1,453,504)	33,701,915
2050 Lifetime Blend Portfolio	435,366,912	46,004,746	(1,929,790)	44,074,956
2045 Lifetime Blend Portfolio	530,093,634	50,279,679	(3,326,870)	46,952,809
2040 Lifetime Blend Portfolio	626,658,964	49,087,108	(5,758,260)	43,328,848
2035 Lifetime Blend Portfolio	755,468,472	50,323,723	(9,193,295)	41,130,428
2030 Lifetime Blend Portfolio	764,948,991	40,387,153	(12,168,070)	28,219,083
2025 Lifetime Blend Portfolio	601,291,787	20,011,964	(10,231,831)	9,780,133
2020 Lifetime Blend Portfolio	276,336,810	7,019,223	(5,470,315)	1,548,908
2015 Lifetime Blend Portfolio	86,916,813	967,218	(1,305,350)	(338,132)
2010 Lifetime Blend Portfolio	62,065,127	2,388,881	(3,807,929)	(1,419,048)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	47

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.060%	0.050%
Other assets	0.510%	0.500%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fees or if necessary make payment to each portfolio in an amount by which certain expenses, including underlying fund expenses (acquired fund fees), exceed the amount indicated below of the respective portfolio’s average net assets. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
Portfolio	Expense limitation as a percentage of average net assets
2065 Lifetime Blend Portfolio	0.31%
2060 Lifetime Blend Portfolio	0.31%
2055 Lifetime Blend Portfolio	0.31%
2050 Lifetime Blend Portfolio	0.31%
2045 Lifetime Blend Portfolio	0.31%
2040 Lifetime Blend Portfolio	0.31%
Portfolio	Expense limitation as a percentage of average net assets
2035 Lifetime Blend Portfolio	0.31%
2030 Lifetime Blend Portfolio	0.32%
2025 Lifetime Blend Portfolio	0.34%
2020 Lifetime Blend Portfolio	0.35%
2015 Lifetime Blend Portfolio	0.36%
2010 Lifetime Blend Portfolio	0.36%

Payments under this arrangement are intended to reimburse the portfolios for a portion of the indirect net expenses associated with the portfolios’ investments in underlying funds. Amounts received in excess of portfolio level operating expenses, if any, are included as Other income received from advisor in the Statements of operations.
The Advisor has voluntarily agreed to waive its management fee for each portfolio so that the aggregate management fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio’s first $7.5 billion of average net assets and 0.50% of the portfolio’s average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.
For the six months ended February 29, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R4	Class R6	Class 1	Total
2065 Lifetime Blend Portfolio	$11,515	$438	$17,681	$113,971	$143,605
2060 Lifetime Blend Portfolio	52,559	2,610	76,983	210,334	342,486
2055 Lifetime Blend Portfolio	100,406	3,825	116,402	339,458	560,091
2050 Lifetime Blend Portfolio	144,034	4,578	153,589	409,069	711,270
2045 Lifetime Blend Portfolio	172,716	6,510	177,525	512,787	869,538
2040 Lifetime Blend Portfolio	174,998	3,565	225,567	565,949	970,079
2035 Lifetime Blend Portfolio	204,819	8,697	259,418	681,565	1,154,499
2030 Lifetime Blend Portfolio	220,900	11,128	285,171	640,767	1,157,966
2025 Lifetime Blend Portfolio	255,350	4,778	198,423	431,493	890,044
2020 Lifetime Blend Portfolio	158,433	3,170	88,842	196,099	446,544
2015 Lifetime Blend Portfolio	60,666	451	46,614	75,029	182,760
2010 Lifetime Blend Portfolio	28,353	252	27,429	93,533	149,567
48	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily  net assets as follows:
Portfolio	Net Annual Effective Rate
2065 Lifetime Blend Portfolio	0.00%
2060 Lifetime Blend Portfolio	0.00%
2055 Lifetime Blend Portfolio	0.00%
2050 Lifetime Blend Portfolio	0.00%
2045 Lifetime Blend Portfolio	0.00%
2040 Lifetime Blend Portfolio	0.00%
Portfolio	Net Annual Effective Rate
2035 Lifetime Blend Portfolio	0.00%
2030 Lifetime Blend Portfolio	0.02%
2025 Lifetime Blend Portfolio	0.07%
2020 Lifetime Blend Portfolio	0.09%
2015 Lifetime Blend Portfolio	0.00%
2010 Lifetime Blend Portfolio	0.00%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class R4	0.25%	0.10%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended February 29, 2024:
Portfolio	Class R4
2065 Lifetime Blend Portfolio	$75
2060 Lifetime Blend Portfolio	685
2055 Lifetime Blend Portfolio	1,111
2050 Lifetime Blend Portfolio	1,382
2045 Lifetime Blend Portfolio	1,980
2040 Lifetime Blend Portfolio	1,108
Portfolio	Class R4
2035 Lifetime Blend Portfolio	$2,680
2030 Lifetime Blend Portfolio	3,447
2025 Lifetime Blend Portfolio	1,526
2020 Lifetime Blend Portfolio	953
2015 Lifetime Blend Portfolio	103
2010 Lifetime Blend Portfolio	49

Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 29, 2024:
	2065 Lifetime Blend Portfolio	2060 Lifetime Blend Portfolio	2055 Lifetime Blend Portfolio	2050 Lifetime Blend Portfolio	2045 Lifetime Blend Portfolio	2040 Lifetime Blend Portfolio	2035 Lifetime Blend Portfolio	2030 Lifetime Blend Portfolio	2025 Lifetime Blend Portfolio	2015 Lifetime Blend Portfolio
Total sales charges	$996	$4,324	$1,183	$4,534	$792	$1,790	$3,489	$142	$257	$10
Retained for printing prospectus, advertising and sales literature	162	669	205	729	123	286	564	28	47	1
Sales commission to unrelated broker-dealers	834	3,655	978	3,805	669	1,504	2,925	114	210	9
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
2065 Lifetime Blend Portfolio	$2
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	49

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
2065 Lifetime Blend Portfolio	Class A	$5,817	$2,367
	Class R4	245	4
	Class R6	—	157
	Class 1	9,618	—
	Total	$15,680	$2,528
2060 Lifetime Blend Portfolio	Class A	$40,859	$16,634
	Class R4	2,380	35
	Class R6	—	1,052
	Class 1	27,360	—
	Total	$70,599	$17,721
2055 Lifetime Blend Portfolio	Class A	$86,112	$35,068
	Class R4	3,875	56
	Class R6	—	1,753
	Class 1	48,720	—
	Total	$138,707	$36,877
2050 Lifetime Blend Portfolio	Class A	$127,380	$51,882
	Class R4	4,806	70
	Class R6	—	2,385
	Class 1	60,564	—
	Total	$192,750	$54,337
2045 Lifetime Blend Portfolio	Class A	$155,325	$63,251
	Class R4	6,904	102
	Class R6	—	2,803
	Class 1	77,253	—
	Total	$239,482	$66,156
2040 Lifetime Blend Portfolio	Class A	$158,684	$64,638
	Class R4	3,843	55
	Class R6	—	3,582
	Class 1	85,822	—
	Total	$248,349	$68,275
2035 Lifetime Blend Portfolio	Class A	$186,673	$76,023
	Class R4	9,373	137
	Class R6	—	4,154
	Class 1	103,885	—
	Total	$299,931	$80,314
2030 Lifetime Blend Portfolio	Class A	$203,239	$82,774
	Class R4	12,075	178
	Class R6	—	4,607
	Class 1	98,507	—
	Total	$313,821	$87,559
2025 Lifetime Blend Portfolio	Class A	$241,017	$98,163
	Class R4	5,309	78
	Class R6	—	3,291
	Class 1	68,136	—
	Total	$314,462	$101,532
50	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio	Class	Distribution and service fees	Transfer agent fees
2020 Lifetime Blend Portfolio	Class A	$141,033	$57,451
	Class R4	3,337	49
	Class R6	—	1,392
	Class 1	29,194	—
	Total	$173,564	$58,892
2015 Lifetime Blend Portfolio	Class A	$40,396	$16,453
	Class R4	353	5
	Class R6	—	543
	Class 1	8,352	—
	Total	$49,101	$17,001
2010 Lifetime Blend Portfolio	Class A	$16,440	$6,697
	Class R4	150	2
	Class R6	—	279
	Class 1	9,084	—
	Total	$25,674	$6,978
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
2065 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	215,137	$2,633,934	189,208	$2,190,902
Distributions reinvested	5,821	73,989	1,756	18,985
Repurchased	(89,241)	(1,104,679)	(68,485)	(786,919)
Net increase	131,717	$1,603,244	122,479	$1,422,968
Class R4 shares
Sold	2,639	$31,129	16,911	$191,611
Distributions reinvested	—	—	367	3,961
Repurchased	(36,826)	(427,263)	(4,259)	(49,355)
Net increase (decrease)	(34,187)	$(396,134)	13,019	$146,217
Class R6 shares
Sold	292,341	$3,539,035	347,020	$4,012,959
Distributions reinvested	10,977	139,185	963	10,385
Repurchased	(41,821)	(521,507)	(30,565)	(346,237)
Net increase	261,497	$3,156,713	317,418	$3,677,107
Class 1 shares
Sold	879,511	$10,647,874	1,635,028	$18,826,277
Distributions reinvested	64,059	812,912	29,630	319,704
Repurchased	(501,305)	(6,345,057)	(222,214)	(2,513,329)
Net increase	442,265	$5,115,729	1,442,444	$16,632,652
Total net increase	801,292	$9,479,552	1,895,360	$21,878,944

2060 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,026,394	$13,972,493	1,554,878	$20,057,861
Distributions reinvested	37,274	525,187	71,008	851,383
Repurchased	(500,803)	(6,813,518)	(719,587)	(9,349,253)
Net increase	562,865	$7,684,162	906,299	$11,559,991
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	51

2060 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	19,570	$262,265	85,044	$1,087,036
Distributions reinvested	1,310	18,443	11,628	139,187
Repurchased	(175,699)	(2,266,762)	(25,026)	(321,060)
Net increase (decrease)	(154,819)	$(1,986,054)	71,646	$905,163
Class R6 shares
Sold	1,088,680	$14,679,349	1,772,874	$22,801,702
Distributions reinvested	65,693	924,296	195,841	2,342,254
Repurchased	(219,533)	(3,002,470)	(2,016,172)	(25,195,773)
Net increase (decrease)	934,840	$12,601,175	(47,457)	$(51,817)
Class 1 shares
Sold	975,339	$13,135,147	2,525,410	$32,598,569
Distributions reinvested	164,599	2,315,913	408,422	4,888,811
Repurchased	(1,118,822)	(15,656,861)	(463,266)	(5,832,623)
Net increase (decrease)	21,116	$(205,801)	2,470,566	$31,654,757
Total net increase	1,364,002	$18,093,482	3,401,054	$44,068,094

2055 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,159,151	$26,974,547	3,339,732	$39,464,949
Distributions reinvested	85,778	1,105,675	204,887	2,247,610
Repurchased	(994,504)	(12,395,720)	(1,369,758)	(16,197,012)
Net increase	1,250,425	$15,684,502	2,174,861	$25,515,547
Class R4 shares
Sold	18,197	$222,245	73,136	$859,144
Distributions reinvested	2,002	25,746	31,561	344,963
Repurchased	(376,684)	(4,434,582)	(25,242)	(298,695)
Net increase (decrease)	(356,485)	$(4,186,591)	79,455	$905,412
Class R6 shares
Sold	2,229,940	$27,432,598	3,088,375	$36,441,404
Distributions reinvested	122,046	1,568,285	528,072	5,771,830
Repurchased	(437,065)	(5,488,372)	(5,003,772)	(57,101,650)
Net increase (decrease)	1,914,921	$23,512,511	(1,387,325)	$(14,888,416)
Class 1 shares
Sold	1,512,896	$18,385,480	3,723,048	$44,003,092
Distributions reinvested	320,651	4,123,567	1,022,098	11,181,753
Repurchased	(2,014,754)	(25,789,325)	(824,624)	(9,680,864)
Net increase (decrease)	(181,207)	$(3,280,278)	3,920,522	$45,503,981
Total net increase	2,627,654	$31,730,144	4,787,513	$57,036,524

2050 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,664,114	$33,385,159	4,727,009	$56,485,802
Distributions reinvested	125,294	1,633,840	296,527	3,288,489
Repurchased	(1,321,030)	(16,657,718)	(2,104,272)	(25,173,371)
Net increase	1,468,378	$18,361,281	2,919,264	$34,600,920
52	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2050 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	24,944	$304,939	85,754	$1,020,072
Distributions reinvested	2,178	28,364	41,523	459,664
Repurchased	(534,762)	(6,367,707)	(51,963)	(631,148)
Net increase (decrease)	(507,640)	$(6,034,404)	75,314	$848,588
Class R6 shares
Sold	2,710,210	$33,575,272	3,941,375	$46,828,329
Distributions reinvested	164,914	2,143,884	716,259	7,914,662
Repurchased	(563,308)	(7,168,052)	(7,195,120)	(82,924,390)
Net increase (decrease)	2,311,816	$28,551,104	(2,537,486)	$(28,181,399)
Class 1 shares
Sold	1,755,515	$21,751,340	4,965,919	$59,527,726
Distributions reinvested	394,645	5,134,331	1,184,333	13,098,720
Repurchased	(2,621,433)	(34,027,883)	(1,364,287)	(16,169,050)
Net increase (decrease)	(471,273)	$(7,142,212)	4,785,965	$56,457,396
Total net increase	2,801,281	$33,735,769	5,243,057	$63,725,505

2045 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,048,681	$37,500,893	6,069,782	$71,108,962
Distributions reinvested	160,631	2,043,221	396,367	4,308,513
Repurchased	(1,509,492)	(18,527,756)	(2,447,122)	(28,728,916)
Net increase	1,699,820	$21,016,358	4,019,027	$46,688,559
Class R4 shares
Sold	37,796	$449,016	90,353	$1,051,681
Distributions reinvested	4,706	59,673	46,121	499,496
Repurchased	(448,366)	(5,206,533)	(50,062)	(592,009)
Net increase (decrease)	(405,864)	$(4,697,844)	86,412	$959,168
Class R6 shares
Sold	2,935,073	$35,601,034	3,991,731	$46,637,154
Distributions reinvested	207,507	2,635,338	903,183	9,799,538
Repurchased	(834,254)	(10,257,365)	(7,713,117)	(87,371,159)
Net increase (decrease)	2,308,326	$27,979,007	(2,818,203)	$(30,934,467)
Class 1 shares
Sold	2,096,038	$25,406,379	5,674,912	$66,237,571
Distributions reinvested	528,249	6,708,768	1,673,748	18,160,164
Repurchased	(3,902,769)	(49,536,840)	(1,596,786)	(18,631,667)
Net increase (decrease)	(1,278,482)	$(17,421,693)	5,751,874	$65,766,068
Total net increase	2,323,800	$26,875,828	7,039,110	$82,479,328

2040 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,068,614	$36,820,196	6,323,862	$72,909,860
Distributions reinvested	172,835	2,150,073	402,866	4,330,814
Repurchased	(1,539,459)	(18,508,375)	(2,623,227)	(30,136,738)
Net increase	1,701,990	$20,461,894	4,103,501	$47,103,936
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	53

2040 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	15,246	$178,078	72,335	$831,242
Distributions reinvested	1,293	16,055	45,099	483,909
Repurchased	(585,448)	(6,669,572)	(84,148)	(979,779)
Net increase (decrease)	(568,909)	$(6,475,439)	33,286	$335,372
Class R6 shares
Sold	5,085,050	$60,884,292	5,168,123	$59,541,196
Distributions reinvested	253,712	3,148,562	758,983	8,136,302
Repurchased	(1,271,228)	(15,423,340)	(5,684,301)	(63,708,910)
Net increase	4,067,534	$48,609,514	242,805	$3,968,588
Class 1 shares
Sold	2,190,725	$25,870,627	5,908,657	$67,892,467
Distributions reinvested	630,003	7,818,338	1,860,010	19,939,303
Repurchased	(2,972,647)	(36,551,798)	(2,383,166)	(27,674,497)
Net increase (decrease)	(151,919)	$(2,862,833)	5,385,501	$60,157,273
Total net increase	5,048,696	$59,733,136	9,765,093	$111,565,169

2035 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,559,611	$41,092,556	7,222,786	$80,949,449
Distributions reinvested	233,129	2,785,886	457,229	4,782,617
Repurchased	(1,623,375)	(18,737,612)	(2,731,772)	(30,558,102)
Net increase	2,169,365	$25,140,830	4,948,243	$55,173,964
Class R4 shares
Sold	33,465	$379,538	126,853	$1,405,059
Distributions reinvested	7,206	86,043	63,386	662,378
Repurchased	(710,773)	(7,802,741)	(31,115)	(351,087)
Net increase (decrease)	(670,102)	$(7,337,160)	159,124	$1,716,350
Class R6 shares
Sold	4,322,142	$49,443,464	5,369,440	$59,848,218
Distributions reinvested	347,482	4,141,980	813,919	8,497,312
Repurchased	(1,300,775)	(15,222,826)	(4,409,995)	(48,203,871)
Net increase	3,368,849	$38,362,618	1,773,364	$20,141,659
Class 1 shares
Sold	2,773,641	$31,517,616	7,668,240	$85,599,060
Distributions reinvested	864,347	10,311,659	2,291,962	23,951,005
Repurchased	(3,743,437)	(44,428,651)	(2,735,005)	(30,495,048)
Net increase (decrease)	(105,449)	$(2,599,376)	7,225,197	$79,055,017
Total net increase	4,762,663	$53,566,912	14,105,928	$156,086,990

2030 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,106,509	$45,669,276	7,989,229	$86,283,943
Distributions reinvested	291,537	3,329,351	552,493	5,618,858
Repurchased	(2,049,997)	(22,627,866)	(3,182,211)	(34,318,992)
Net increase	2,348,049	$26,370,761	5,359,511	$57,583,809
54	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2030 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	59,511	$654,277	108,004	$1,167,346
Distributions reinvested	12,529	142,833	72,996	741,644
Repurchased	(678,453)	(7,195,983)	(19,485)	(210,705)
Net increase (decrease)	(606,413)	$(6,398,873)	161,515	$1,698,285
Class R6 shares
Sold	5,382,290	$59,429,596	6,582,019	$70,845,310
Distributions reinvested	423,061	4,822,900	795,459	8,073,904
Repurchased	(1,964,755)	(21,854,127)	(2,662,652)	(28,481,982)
Net increase	3,840,596	$42,398,369	4,714,826	$50,437,232
Class 1 shares
Sold	2,813,228	$30,715,654	7,280,561	$78,726,199
Distributions reinvested	930,171	10,594,643	2,390,039	24,258,898
Repurchased	(3,020,504)	(34,061,818)	(4,208,838)	(45,281,400)
Net increase	722,895	$7,248,479	5,461,762	$57,703,697
Total net increase	6,305,127	$69,618,736	15,697,614	$167,423,023

2025 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,582,441	$48,565,414	9,822,633	$101,986,288
Distributions reinvested	399,793	4,349,749	597,214	5,900,225
Repurchased	(2,127,332)	(22,408,811)	(4,193,059)	(43,604,364)
Net increase	2,854,902	$30,506,352	6,226,788	$64,282,149
Class R4 shares
Sold	25,173	$259,845	72,676	$749,888
Distributions reinvested	5,850	63,530	35,557	350,594
Repurchased	(418,527)	(4,263,286)	(100,506)	(1,043,206)
Net increase (decrease)	(387,504)	$(3,939,911)	7,727	$57,276
Class R6 shares
Sold	3,566,813	$37,924,242	5,263,823	$54,791,934
Distributions reinvested	343,573	3,731,202	584,433	5,762,510
Repurchased	(2,067,524)	(21,996,992)	(2,757,679)	(28,498,713)
Net increase	1,842,862	$19,658,452	3,090,577	$32,055,731
Class 1 shares
Sold	1,695,895	$17,589,420	5,831,441	$60,279,213
Distributions reinvested	753,817	8,178,918	1,601,586	15,775,618
Repurchased	(4,029,450)	(43,291,588)	(5,596,626)	(58,212,582)
Net increase (decrease)	(1,579,738)	$(17,523,250)	1,836,401	$17,842,249
Total net increase	2,730,522	$28,701,643	11,161,493	$114,237,405

2020 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,087,273	$21,391,949	5,544,940	$55,426,900
Distributions reinvested	266,128	2,767,734	333,258	3,189,277
Repurchased	(1,558,502)	(15,627,870)	(2,473,073)	(24,682,798)
Net increase	794,899	$8,531,813	3,405,125	$33,933,379
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	55

2020 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	10,771	$107,401	37,655	$377,708
Distributions reinvested	4,646	48,230	18,149	173,321
Repurchased	(228,731)	(2,260,510)	(64,424)	(642,443)
Net decrease	(213,314)	$(2,104,879)	(8,620)	$(91,414)
Class R6 shares
Sold	1,287,265	$13,088,743	2,526,857	$25,399,389
Distributions reinvested	162,663	1,690,073	253,006	2,418,735
Repurchased	(1,183,680)	(11,962,621)	(1,719,464)	(17,095,877)
Net increase	266,248	$2,816,195	1,060,399	$10,722,247
Class 1 shares
Sold	938,550	$9,503,254	3,004,147	$29,990,076
Distributions reinvested	349,503	3,627,841	589,051	5,625,441
Repurchased	(2,038,755)	(21,037,713)	(2,912,596)	(29,105,137)
Net increase (decrease)	(750,702)	$(7,906,618)	680,602	$6,510,380
Total net increase	97,131	$1,336,511	5,137,506	$51,074,592

2015 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	601,739	$5,873,252	1,469,680	$14,065,860
Distributions reinvested	77,482	774,042	88,460	817,369
Repurchased	(309,410)	(3,022,061)	(246,330)	(2,362,689)
Net increase	369,811	$3,625,233	1,311,810	$12,520,540
Class R4 shares
Sold	1,483	$14,337	3,484	$33,420
Distributions reinvested	356	3,550	2,913	26,859
Repurchased	(42,748)	(403,774)	(13,174)	(125,123)
Net decrease	(40,909)	$(385,887)	(6,777)	$(64,844)
Class R6 shares
Sold	950,513	$9,457,032	711,122	$6,828,254
Distributions reinvested	69,897	696,871	76,690	707,085
Repurchased	(536,050)	(5,238,812)	(623,938)	(5,928,197)
Net increase	484,360	$4,915,091	163,874	$1,607,142
Class 1 shares
Sold	291,671	$2,797,370	950,456	$9,074,578
Distributions reinvested	106,519	1,061,995	166,242	1,532,747
Repurchased	(578,486)	(5,721,077)	(1,024,777)	(9,928,813)
Net increase (decrease)	(180,296)	$(1,861,712)	91,921	$678,512
Total net increase	632,966	$6,292,725	1,560,828	$14,741,350

2010 Lifetime Blend Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	311,804	$2,937,809	924,460	$8,767,140
Distributions reinvested	35,240	342,535	44,661	405,522
Repurchased	(182,565)	(1,707,801)	(242,056)	(2,285,464)
Net increase	164,479	$1,572,543	727,065	$6,887,198
56	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

2010 Lifetime Blend Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1	$10	663	$6,257
Distributions reinvested	160	1,557	990	8,971
Repurchased	(2,095)	(19,516)	(12,349)	(117,379)
Net decrease	(1,934)	$(17,949)	(10,696)	$(102,151)
Class R6 shares
Sold	476,327	$4,582,590	715,831	$6,769,454
Distributions reinvested	35,647	346,128	35,193	318,850
Repurchased	(276,451)	(2,633,582)	(373,636)	(3,495,353)
Net increase	235,523	$2,295,136	377,388	$3,592,951
Class 1 shares
Sold	306,675	$2,881,848	1,601,454	$15,028,297
Distributions reinvested	122,945	1,192,562	190,809	1,726,825
Repurchased	(784,456)	(7,493,139)	(1,302,442)	(12,339,855)
Net increase (decrease)	(354,836)	$(3,418,729)	489,821	$4,415,267
Total net increase	43,232	$431,001	1,583,578	$14,793,265
Affiliates of the Trust owned shares of the following classes of the portfolios on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
2065 Lifetime Blend Portfolio	R4	100%
2065 Lifetime Blend Portfolio	1	100%
2060 Lifetime Blend Portfolio	1	100%
2055 Lifetime Blend Portfolio	1	100%
2050 Lifetime Blend Portfolio	1	100%
2045 Lifetime Blend Portfolio	1	100%
2040 Lifetime Blend Portfolio	1	100%
2035 Lifetime Blend Portfolio	1	100%
2030 Lifetime Blend Portfolio	1	100%
2025 Lifetime Blend Portfolio	1	100%
2020 Lifetime Blend Portfolio	1	100%
2015 Lifetime Blend Portfolio	1	100%
2010 Lifetime Blend Portfolio	R4	48%
2010 Lifetime Blend Portfolio	1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
2065 Lifetime Blend Portfolio	$463,036	$17,032,566	$174,662	$7,980,489
2060 Lifetime Blend Portfolio	1,348,452	39,507,377	702,868	22,582,019
2055 Lifetime Blend Portfolio	2,412,246	66,766,709	1,317,023	37,009,742
2050 Lifetime Blend Portfolio	3,058,125	80,006,724	1,717,308	48,804,188
2045 Lifetime Blend Portfolio	4,061,825	99,689,507	2,483,041	75,979,961
2040 Lifetime Blend Portfolio	5,378,211	154,409,415	4,614,064	98,080,352
2035 Lifetime Blend Portfolio	7,993,786	203,793,028	6,993,517	155,182,744
2030 Lifetime Blend Portfolio	13,710,857	244,400,038	9,905,842	185,843,061
2025 Lifetime Blend Portfolio	11,553,580	214,620,283	10,205,741	193,379,899
2020 Lifetime Blend Portfolio	5,826,736	105,219,831	5,634,413	107,755,588
2015 Lifetime Blend Portfolio	2,401,868	40,014,979	1,769,398	35,512,677
2010 Lifetime Blend Portfolio	1,541,253	26,919,371	1,328,438	27,461,645
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	57

Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 29, 2024, the portfolios did not hold 5% or more of the net assets of any affiliated underlying funds.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2065 Lifetime Blend Portfolio
Bond	48,208	—	$648,729	$(1,426)	$(26)	$(3,702)	$1,554	—	$643,575
Emerging Markets Debt	40,353	—	303,751	(692)	(6)	1,612	920	—	304,665
High Yield	79,962	—	241,852	(556)	(2)	(608)	805	—	240,686
International Strategic Equity Allocation	1,403,174	$10,122,018	4,081,386	(1,250,051)	(68,741)	656,017	412,858	—	13,540,629
John Hancock Collateral Trust*	221	235,087	3,364,831	(3,599,209)	1,564	(60)	2,627	—	2,213
U.S. Sector Rotation	1,508,511	12,182,361	3,810,751	(1,552,407)	33,134	1,787,905	197,448	—	16,261,744
					$(34,077)	$2,441,164	$616,212	—	$30,993,512
2060 Lifetime Blend Portfolio
Bond	165,933	—	$2,228,314	—	—	$(13,111)	$8,097	—	$2,215,203
Emerging Markets Debt	138,896	—	1,043,164	—	—	5,502	3,156	—	1,048,666
High Yield	275,231	—	830,564	—	—	(2,117)	—	—	828,447
International Strategic Equity Allocation	4,986,553	$39,840,896	9,511,923	$(3,187,721)	$(172,366)	2,127,504	1,459,155	—	48,120,236
John Hancock Collateral Trust*	516,412	231,280	70,550,574	(65,622,129)	4,895	(287)	10,044	—	5,164,333
U.S. Sector Rotation	5,360,895	47,915,499	7,528,655	(4,028,958)	92,174	6,283,075	697,882	—	57,790,445
					$(75,297)	$8,400,566	$2,178,334	—	$115,167,330
2055 Lifetime Blend Portfolio
Bond	309,363	—	$4,154,728	$(2,013)	$(15)	$(22,701)	$14,222	—	$4,129,999
Emerging Markets Debt	258,957	—	1,945,335	—	—	9,787	5,549	—	1,955,122
High Yield	513,138	—	1,548,107	—	—	(3,561)	—	—	1,544,546
International Strategic Equity Allocation	8,969,083	$71,776,986	15,977,048	(4,721,129)	(258,817)	3,777,563	2,629,425	—	86,551,651
John Hancock Collateral Trust*	52,487	2,133,470	23,433,788	(25,042,411)	179	(133)	7,823	—	524,893
U.S. Sector Rotation	9,642,394	86,664,496	12,118,865	(6,394,096)	153,790	11,401,956	1,257,740	—	103,945,011
					$(104,863)	$15,162,911	$3,914,759	—	$198,651,222
2050 Lifetime Blend Portfolio
Bond	387,152	—	$5,197,557	—	—	$(29,080)	$18,785	—	$5,168,477
Emerging Markets Debt	324,101	—	2,433,660	—	—	13,304	7,328	—	2,446,964
58	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	642,226	—	$1,937,820	—	—	$(4,719)	—	—	$1,933,101
International Strategic Equity Allocation	11,591,675	$94,526,639	19,706,974	$(6,976,578)	$(372,205)	4,974,832	$3,434,548	—	111,859,662
John Hancock Collateral Trust*	967,025	715,714	154,283,791	(145,333,012)	4,330	(184)	17,675	—	9,670,639
U.S. Sector Rotation	12,461,874	113,842,530	13,466,172	(8,068,792)	227,883	14,871,204	1,642,551	—	134,338,997
					$(139,992)	$19,825,357	$5,120,887	—	$265,417,840
2045 Lifetime Blend Portfolio
Bond	732,341	—	$9,829,366	—	—	$(52,610)	$35,866	—	$9,776,756
Emerging Markets Debt	789,783	—	5,931,810	—	—	31,053	16,777	—	5,962,863
High Yield	1,478,577	—	4,461,085	—	—	(10,568)	—	—	4,450,517
International Strategic Equity Allocation	13,558,143	$115,928,585	19,463,584	$(9,946,177)	$(517,926)	5,908,009	4,129,475	—	130,836,075
John Hancock Collateral Trust*	391,778	2,321,215	56,851,049	(55,253,999)	324	(653)	17,508	—	3,917,936
U.S. Sector Rotation	14,679,883	140,445,260	14,165,906	(14,336,791)	448,258	17,526,508	1,992,874	—	158,249,141
					$(69,344)	$23,401,739	$6,192,500	—	$313,193,288
2040 Lifetime Blend Portfolio
Bond	2,057,955	—	$27,622,798	—	—	$(149,097)	$89,611	—	$27,473,701
Emerging Markets Debt	1,666,642	—	12,521,413	—	—	61,736	34,227	—	12,583,149
High Yield	3,287,446	—	9,918,958	—	—	(23,746)	—	—	9,895,212
International Strategic Equity Allocation	14,075,930	$115,434,504	20,047,062	$(5,190,534)	$(263,633)	5,805,328	4,063,996	—	135,832,727
John Hancock Collateral Trust*	843,912	1,393,650	262,448,637	(255,412,498)	10,065	(397)	40,542	—	8,439,457
U.S. Sector Rotation	15,273,709	140,247,559	17,082,812	(11,146,707)	346,069	18,120,847	1,971,608	—	164,650,580
					$92,501	$23,814,671	$6,199,984	—	$358,874,826
2035 Lifetime Blend Portfolio
Bond	4,080,129	—	$54,759,002	—	—	$(289,275)	$171,509	—	$54,469,727
Emerging Markets Debt	2,954,891	—	22,197,785	—	—	111,646	60,203	—	22,309,431
High Yield	5,918,170	—	17,856,293	—	—	(42,602)	—	—	17,813,691
International Strategic Equity Allocation	14,707,571	$125,344,834	17,786,580	$(7,108,537)	$(367,388)	6,272,574	4,376,324	—	141,928,063
John Hancock Collateral Trust*	2,299,596	1,743,098	461,490,409	(440,252,301)	15,836	(167)	64,273	—	22,996,875
U.S. Sector Rotation	15,994,591	151,086,378	12,443,169	(10,619,883)	367,533	19,144,494	2,117,843	—	172,421,691
					$15,981	$25,196,670	$6,790,152	—	$431,939,478
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	59

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2030 Lifetime Blend Portfolio
Bond	5,496,396	—	$73,758,201	—	—	$(381,321)	$218,834	—	$73,376,880
Emerging Markets Debt	4,236,685	—	31,827,746	—	—	159,226	86,121	—	31,986,972
High Yield	6,791,868	—	20,490,978	—	—	(47,456)	—	—	20,443,522
International Strategic Equity Allocation	12,807,839	$109,737,431	14,032,763	$(5,291,755)	$(257,627)	5,374,836	3,750,944	—	123,595,648
John Hancock Collateral Trust*	501,660	24,836,822	395,900,476	(415,733,073)	12,782	(199)	107,852	—	5,016,808
U.S. Sector Rotation	14,115,164	134,535,029	11,789,904	(11,253,997)	230,503	16,860,026	1,828,514	—	152,161,465
					$(14,342)	$21,965,112	$5,992,265	—	$406,581,295
2025 Lifetime Blend Portfolio
Bond	5,626,754	—	$75,525,454	—	—	$(408,294)	$223,113	—	$75,117,160
Emerging Markets Debt	4,090,636	—	30,731,068	—	—	153,232	83,750	—	30,884,300
High Yield	6,623,536	—	19,985,935	—	—	(49,092)	—	—	19,936,843
International Strategic Equity Allocation	7,672,915	$70,055,324	8,292,044	$(7,374,471)	$(350,274)	3,421,004	2,337,682	—	74,043,627
John Hancock Collateral Trust*	1,030,130	12,962,612	448,016,498	(450,694,982)	20,190	(2,608)	81,159	—	10,301,710
U.S. Sector Rotation	7,418,736	79,494,057	7,342,279	(16,251,736)	440,081	8,949,294	1,034,885	—	79,973,975
					$109,997	$12,063,536	$3,760,589	—	$290,257,615
2020 Lifetime Blend Portfolio
Bond	3,028,252	—	$40,645,551	—	—	$(218,388)	$117,016	—	$40,427,163
Emerging Markets Debt	2,058,293	—	15,468,510	$(5,578)	$7	77,174	42,137	—	15,540,113
High Yield	3,247,164	—	9,797,794	—	—	(23,830)	—	—	9,773,964
International Strategic Equity Allocation	2,296,346	$22,223,701	2,395,589	(3,356,288)	(189,356)	1,086,095	724,631	—	22,159,741
John Hancock Collateral Trust*	2,265	9,032,588	236,689,068	(245,704,719)	7,297	(1,582)	61,375	—	22,652
U.S. Sector Rotation	2,501,725	27,034,543	2,372,133	(5,537,886)	103,390	2,996,414	351,394	—	26,968,594
					$(78,662)	$3,915,883	$1,296,553	—	$114,892,227
2015 Lifetime Blend Portfolio
Bond	1,031,303	—	$13,977,938	$(134,888)	$(1,710)	$(73,443)	$39,307	—	$13,767,897
Emerging Markets Debt	675,324	—	5,133,034	(59,490)	(318)	25,467	13,801	—	5,098,693
High Yield	1,058,391	—	3,230,189	(36,458)	(242)	(7,731)	—	—	3,185,758
International Strategic Equity Allocation	563,689	$5,113,956	1,009,699	(912,238)	(50,199)	278,378	171,154	—	5,439,596
60	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	288	$4,493,675	$108,016,414	$(112,510,003)	$3,881	$(1,082)	$30,526	—	$2,885
U.S. Sector Rotation	745,527	7,674,914	1,136,276	(1,712,775)	42,532	895,831	101,295	—	8,036,778
					$(6,056)	$1,117,420	$356,083	—	$35,531,607
2010 Lifetime Blend Portfolio
Bond	782,052	—	$10,496,414	—	—	$(56,015)	$29,227	—	$10,440,399
Emerging Markets Debt	497,709	—	3,739,204	—	—	18,497	10,036	—	3,757,701
High Yield	771,311	—	2,327,281	—	—	(5,635)	—	—	2,321,646
International Strategic Equity Allocation	303,966	$3,005,681	484,279	$(677,480)	$(43,612)	164,400	94,933	—	2,933,268
John Hancock Collateral Trust*	119	2,499,111	88,990,710	(91,492,528)	4,558	(662)	19,158	—	1,189
U.S. Sector Rotation	395,732	4,138,780	536,259	(888,368)	6,690	472,630	53,792	—	4,265,991
					$(32,364)	$593,215	$207,146	—	$23,720,194

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	61

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA
David Kobuszewski, CFA
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with  the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
62	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifetime Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446869	RL2SA2/24
4/24

Semiannual report
John Hancock
Lifestyle Blend Portfolios
Asset allocation
February 29, 2024
Beginning on July 24, 2024, as required by regulations adopted by the U.S. Securities and Exchange Commission, open-end mutual funds and ETFs will transmit tailored annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in shareholder reports transmitted to shareholders, but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

A message to shareholders
Dear shareholder,
Both stocks and bonds largely posted gains during the six months ended February 29, 2024. Concerns that interest rates would need to stay higher for longer led to a sharp increase in bond yields and weighed heavily on investor sentiment through late October. These worries rapidly dissipated in November, however, following a stretch of favorable inflation readings and more dovish comments from central bank officials. Stocks moved quickly off their previous lows in response and the U.S. Federal Reserve added fuel to the rally in December by indicating that the central bank may begin to cut rates later in 2024. Stocks surged in response, and the momentum continued through the end of the period. International stocks also gained, but their performance wasn’t as robust. Short- and intermediate-term bond yields fell, while longer-term yields were flat to slightly higher. High-yield and investment-grade corporate bonds delivered the strongest returns for the period.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Lifestyle Blend Portfolios

2	Lifestyle Blend Portfolios at a glance
5	Portfolio summary
7	Your expenses
9	Portfolios’ investments
13	Financial statements
17	Financial highlights
22	Notes to financial statements
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	1

Lifestyle Blend Portfolios at a glance
PORTFOLIO ALLOCATION AS OF 2/29/2024 (% of net assets)

Notes about risk
The portfolios may be subject to various risks as described in the portfolios’ prospectuses. Political tensions, armed conflicts, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.  For more information, please refer to the “Principal risks” section of the prospectuses.
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

Lifestyle Blend Aggressive Portfolio
Lifestyle Blend Growth Portfolio
Lifestyle Blend Balanced Portfolio
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/29/2024 (%)

Lifestyle Blend Moderate Portfolio
Lifestyle Blend Conservative Portfolio
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise returns would vary.
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolio summary
Lifestyle Blend Aggressive Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	57.8
Equity	56.6
Large blend	30.4
International equity	26.2
Fixed income	1.2
Emerging-market debt	0.5
Intermediate bond	0.4
High yield bond	0.3
Unaffiliated investment companies	40.4
Equity	40.4
U.S. Government	1.8
Lifestyle Blend Growth Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	53.0
Equity	45.0
Large blend	24.5
International equity	20.5
Fixed income	8.0
Intermediate bond	4.2
Emerging-market debt	2.5
High yield bond	1.3
Unaffiliated investment companies	43.2
Equity	36.6
Fixed income	6.6
U.S. Government	3.8
Lifestyle Blend Balanced Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	50.2
Equity	33.5
Large blend	18.3
International equity	15.2
Fixed income	16.7
Intermediate bond	8.9
Emerging-market debt	4.9
High yield bond	2.9
Unaffiliated investment companies	43.2
Equity	28.8
Fixed income	14.4
U.S. Government	6.6
Lifestyle Blend Moderate Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	47.9
Equity	21.5
Large blend	11.7
International equity	9.8
Fixed income	26.4
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

ASSET ALLOCATION (% of net assets)
Intermediate bond	15.3
Emerging-market debt	6.9
High yield bond	4.2
Unaffiliated investment companies	44.9
Fixed income	24.4
Equity	20.5
U.S. Government	7.2
Lifestyle Blend Conservative Portfolio
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	44.8
Equity	8.9
Large blend	4.8
International equity	4.1
Fixed income	35.9
Intermediate bond	21.3
Emerging-market debt	9.0
High yield bond	5.6
Unaffiliated investment companies	46.6
Fixed income	33.7
Equity	12.9
U.S. Government	8.5
Short-term investments and other	0.1
6	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Your expenses
As a shareholder of a John Hancock Funds II Lifestyle Blend Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2023 through February 29, 2024).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Lifestyle Blend Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,095.10	$3.70	0.71%
	Hypothetical example	1,000.00	1,021.30	3.57	0.71%
Class R6	Actual expenses/actual returns	1,000.00	1,098.20	1.51	0.29%
	Hypothetical example	1,000.00	1,023.40	1.46	0.29%
Class 1	Actual expenses/actual returns	1,000.00	1,098.00	1.77	0.34%
	Hypothetical example	1,000.00	1,023.20	1.71	0.34%
Lifestyle Blend Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,086.10	$3.94	0.76%
	Hypothetical example	1,000.00	1,021.10	3.82	0.76%
Class R6	Actual expenses/actual returns	1,000.00	1,087.10	1.76	0.34%
	Hypothetical example	1,000.00	1,023.20	1.71	0.34%
Class 1	Actual expenses/actual returns	1,000.00	1,087.90	1.97	0.38%
	Hypothetical example	1,000.00	1,023.00	1.91	0.38%
Lifestyle Blend Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,071.10	$4.17	0.81%
	Hypothetical example	1,000.00	1,020.80	4.07	0.81%
Class R6	Actual expenses/actual returns	1,000.00	1,073.30	2.01	0.39%
	Hypothetical example	1,000.00	1,022.90	1.96	0.39%
Class 1	Actual expenses/actual returns	1,000.00	1,073.20	2.22	0.43%
	Hypothetical example	1,000.00	1,022.70	2.16	0.43%
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	7

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 9-1-2023	Ending value on 2-29-2024	Expenses paid during period ended 2-29-2024[1]	Annualized expense ratio[2]
Lifestyle Blend Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,057.80	$4.40	0.86%
	Hypothetical example	1,000.00	1,020.60	4.32	0.86%
Class R6	Actual expenses/actual returns	1,000.00	1,059.90	2.25	0.44%
	Hypothetical example	1,000.00	1,022.70	2.21	0.44%
Class 1	Actual expenses/actual returns	1,000.00	1,059.70	2.51	0.49%
	Hypothetical example	1,000.00	1,022.40	2.46	0.49%
Lifestyle Blend Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,047.00	$4.68	0.92%
	Hypothetical example	1,000.00	1,020.30	4.62	0.92%
Class R6	Actual expenses/actual returns	1,000.00	1,049.10	2.55	0.50%
	Hypothetical example	1,000.00	1,022.40	2.51	0.50%
Class 1	Actual expenses/actual returns	1,000.00	1,048.90	2.80	0.55%
	Hypothetical example	1,000.00	1,022.10	2.77	0.55%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
8	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.8%
Equity - 56.6%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,539,019	$140,301,536
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,141,508	163,225,458
Fixed income - 1.2%
Bond, Class NAV, JHSB (MIM US) (B)	141,539	1,889,548
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	375,445	2,834,606
High Yield, Class NAV, JHBT (MIM US) (B)	470,865	1,417,303

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $292,484,590)		$309,668,451
UNAFFILIATED INVESTMENT COMPANIES - 40.4%
Equity - 40.4%
Fidelity Mid Cap Index Fund	2,386,453	74,409,598
Fidelity Small Cap Index Fund	1,665,173	42,345,341
Financial Select Sector SPDR Fund	119,784	4,832,087
iShares Global Infrastructure ETF	54,671	2,495,184
iShares MSCI Global Min Vol Factor ETF (C)	81,148	8,361,490
Vanguard Dividend Appreciation ETF	35,535	6,338,733
Vanguard Energy ETF	78,275	9,399,262
Vanguard FTSE All World ex-US Small-Cap ETF	46,395	5,250,986
Vanguard FTSE Developed Markets ETF	117,823	5,735,624
Vanguard FTSE Emerging Markets ETF	313,832	12,873,389
Vanguard Global ex-U.S. Real Estate ETF	62,029	2,495,427
Vanguard Health Care ETF	24,151	6,409,917
Vanguard Information Technology ETF	9,435	4,885,349
Vanguard Materials ETF	26,044	5,025,190
Vanguard Real Estate ETF	87,983	7,526,946
Vanguard S&P 500 ETF	38,992	18,206,535

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $188,679,158)		$216,591,058
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
ICA Gruppen AB (D)(E)	493	0
Health care - 0.0%
NMC Health PLC (D)(E)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	9,174	27,683
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,277

TOTAL COMMON STOCKS (Cost $11,583)		$28,960
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
U.S. Government - 1.8%
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	$8,475,400	2,535,489
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	11,047,700	3,366,067
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	11,373,100	$3,617,080

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,273,635)		$9,518,636
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	664,189	6,642,153

TOTAL SHORT-TERM INVESTMENTS (Cost $6,642,503)		$6,642,153
Total investments (Cost $499,091,469) - 101.2%		$542,449,258
Other assets and liabilities, net - (1.2%)		(6,553,574)
TOTAL NET ASSETS - 100.0%		$535,895,684
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.0%
Equity - 45.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,421,814	$245,320,505
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	27,193,444	293,145,326
Fixed income - 8.0%
Bond, Class NAV, JHSB (MIM US) (B)	3,763,041	50,236,591
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,010,024	30,275,678
High Yield, Class NAV, JHBT (MIM US) (B)	5,302,344	15,960,057

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $603,942,265)		$634,938,157
UNAFFILIATED INVESTMENT COMPANIES - 43.2%
Equity - 36.6%
Fidelity Mid Cap Index Fund	4,314,998	134,541,629
Fidelity Small Cap Index Fund	3,025,745	76,944,685
Financial Select Sector SPDR Fund	238,518	9,621,816
iShares Global Infrastructure ETF	95,367	4,352,550
iShares MSCI Global Min Vol Factor ETF	409,122	42,155,931
iShares MSCI USA Quality Factor ETF	75,333	12,074,373
Vanguard Dividend Appreciation ETF	167,939	29,956,959
Vanguard Energy ETF	139,828	16,790,546
Vanguard FTSE All World ex-US Small-Cap ETF (C)	52,219	5,910,146
Vanguard FTSE Developed Markets ETF	230,488	11,220,156
Vanguard FTSE Emerging Markets ETF	614,636	25,212,369
Vanguard Global ex-U.S. Real Estate ETF	108,202	4,352,966
Vanguard Health Care ETF	48,502	12,872,916
Vanguard Information Technology ETF	18,630	9,646,428
Vanguard Materials ETF	46,805	9,031,025
Vanguard Real Estate ETF	154,701	13,234,671
Vanguard S&P 500 ETF	42,712	19,943,514
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	9

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 6.6%
Invesco Senior Loan ETF	702,455	$14,835,850
Vanguard Short-Term Corporate Bond ETF (C)	175,460	13,515,684
Vanguard Total Bond Market ETF	696,675	50,313,869

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $454,107,314)		$516,528,083
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
ICA Gruppen AB (D)(E)	833	0
Health care - 0.0%
NMC Health PLC (D)(E)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	15,517	46,821
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,154

TOTAL COMMON STOCKS (Cost $19,585)		$48,975
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. Government - 3.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,457,599	2,396,703
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,477,533	4,290,352
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,673,333	5,347,190
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,795,455	7,571,234
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	22,643,100	6,773,880
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	29,427,800	8,966,207
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	30,274,100	9,628,320

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,293,613)		$44,973,886
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 5.2759% (G)(H)	1,478,440	14,784,989

TOTAL SHORT-TERM INVESTMENTS (Cost $14,784,278)		$14,784,989
Total investments (Cost $1,125,147,055) - 101.2%		$1,211,274,090
Other assets and liabilities, net - (1.2%)		(14,110,489)
TOTAL NET ASSETS - 100.0%		$1,197,163,601
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.2%
Equity - 33.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,245,484	$185,718,917
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,806,768	224,296,958
Fixed income - 16.7%
Bond, Class NAV, JHSB (MIM US) (B)	8,151,847	108,827,162
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,933,786	59,900,085
High Yield, Class NAV, JHBT (MIM US) (B)	11,834,435	35,621,649

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $588,495,320)		$614,364,771
UNAFFILIATED INVESTMENT COMPANIES - 43.2%
Equity - 28.8%
Fidelity Mid Cap Index Fund	3,235,612	100,886,387
Fidelity Small Cap Index Fund	2,339,577	59,495,434
Financial Select Sector SPDR Fund	215,549	8,695,247
iShares Global Infrastructure ETF	75,543	3,447,783
iShares MSCI Global Min Vol Factor ETF	476,106	49,057,962
iShares MSCI USA Quality Factor ETF	73,431	11,769,521
Vanguard Dividend Appreciation ETF	194,506	34,695,980
Vanguard Energy ETF	108,053	12,975,004
Vanguard FTSE Developed Markets ETF	155,041	7,547,396
Vanguard FTSE Emerging Markets ETF	441,458	18,108,607
Vanguard Global ex-U.S. Real Estate ETF	84,014	3,379,883
Vanguard Health Care ETF	39,271	10,422,916
Vanguard Information Technology ETF	16,721	8,657,967
Vanguard Materials ETF	36,162	6,977,458
Vanguard Real Estate ETF	120,474	10,306,551
Vanguard S&P 500 ETF	11,905	5,558,802
Fixed income - 14.4%
Invesco Senior Loan ETF	1,443,386	30,484,312
Vanguard Short-Term Bond ETF (C)	71,527	5,474,677
Vanguard Short-Term Corporate Bond ETF	413,979	31,888,802
Vanguard Total Bond Market ETF	1,501,747	108,456,168

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $478,988,149)		$528,286,857
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
ICA Gruppen AB (D)(E)	602	0
Health care - 0.0%
NMC Health PLC (D)(E)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	11,215	33,839
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,559
10	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $14,157)		$35,398
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$5,060,202	$4,934,817
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	9,352,065	8,961,106
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	11,854,147	11,172,688
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	16,049,381	15,587,752
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	35,353,800	10,576,396
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	45,729,500	13,933,089
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	47,074,300	14,971,425

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $93,314,304)		$80,137,273
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2759% (G)(H)	133	1,331

TOTAL SHORT-TERM INVESTMENTS (Cost $1,330)		$1,331
Total investments (Cost $1,160,813,260) - 100.0%		$1,222,825,630
Other assets and liabilities, net - 0.0%		580,652
TOTAL NET ASSETS - 100.0%		$1,223,406,282
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.9%
Equity - 21.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,879,960	$37,441,617
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,176,140	45,018,789
Fixed income - 26.4%
Bond, Class NAV, JHSB (MIM US) (B)	4,378,929	58,458,707
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,480,310	26,276,340
High Yield, Class NAV, JHBT (MIM US) (B)	5,411,130	16,287,502

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $177,112,028)		$183,482,955
UNAFFILIATED INVESTMENT COMPANIES - 44.9%
Equity - 20.5%
Fidelity Mid Cap Index Fund	667,082	20,799,629
Fidelity Small Cap Index Fund	443,080	11,267,531
iShares Global Infrastructure ETF	15,779	720,154
iShares MSCI Global Min Vol Factor ETF	170,314	17,549,155
iShares MSCI USA Quality Factor ETF	21,722	3,481,602
Vanguard Dividend Appreciation ETF	69,110	12,327,842
Vanguard Energy ETF (C)	22,493	2,700,959
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard FTSE Developed Markets ETF	47,000	$2,287,960
Vanguard FTSE Emerging Markets ETF	36,689	1,504,983
Vanguard Global ex-U.S. Real Estate ETF	17,733	713,399
Vanguard Materials ETF	7,528	1,452,528
Vanguard Real Estate ETF	25,255	2,160,565
Vanguard S&P 500 ETF	3,059	1,428,339
Fixed income - 24.4%
Invesco Senior Loan ETF (C)	666,871	14,084,316
Vanguard Short-Term Bond ETF	33,490	2,563,325
Vanguard Short-Term Corporate Bond ETF	239,563	18,453,538
Vanguard Total Bond Market ETF	806,358	58,235,175

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $162,833,874)		$171,731,000
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
ICA Gruppen AB (D)(E)	116	0
Health care - 0.0%
NMC Health PLC (D)(E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,149	6,484
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	296

TOTAL COMMON STOCKS (Cost $2,714)		$6,780
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$2,403,207	2,343,659
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,381,266	4,198,109
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,553,063	5,233,834
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	7,621,904	7,402,675
U.S. Treasury STRIPS, PO, 4.230%, 11/15/2052	7,362,800	2,202,645
U.S. Treasury STRIPS, PO, 4.358%, 08/15/2051	9,569,000	2,915,530
U.S. Treasury STRIPS, PO, 4.403%, 05/15/2050	9,846,100	3,131,436

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,293,116)		$27,427,888
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 5.2759% (G)(H)	257,465	2,574,757

TOTAL SHORT-TERM INVESTMENTS (Cost $2,573,258)		$2,574,757
Total investments (Cost $372,814,990) - 100.7%		$385,223,380
Other assets and liabilities, net - (0.7%)		(2,593,737)
TOTAL NET ASSETS - 100.0%		$382,629,643
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	11

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 2-29-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.8%
Equity - 8.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,290,252	$12,450,933
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,342,454	14,471,653
Fixed income - 35.9%
Bond, Class NAV, JHSB (MIM US) (B)	4,806,210	64,162,903
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,605,061	27,218,213
High Yield, Class NAV, JHBT (MIM US) (B)	5,619,939	16,916,016

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,551,745)		$135,219,718
UNAFFILIATED INVESTMENT COMPANIES - 46.6%
Equity - 12.9%
Fidelity Mid Cap Index Fund	272,042	8,482,262
Fidelity Small Cap Index Fund	216,926	5,516,427
iShares MSCI Global Min Vol Factor ETF	66,834	6,886,575
iShares MSCI USA Quality Factor ETF	15,263	2,446,354
Vanguard Dividend Appreciation ETF	27,165	4,845,693
Vanguard FTSE Developed Markets ETF	72,868	3,547,214
Vanguard FTSE Emerging Markets ETF	37,401	1,534,189
Vanguard S&P 500 ETF	11,987	5,597,090
Fixed income - 33.7%
Invesco Senior Loan ETF	691,511	14,604,712
Vanguard Short-Term Bond ETF	47,436	3,630,751
Vanguard Short-Term Corporate Bond ETF	253,379	19,517,784
Vanguard Total Bond Market ETF	883,317	63,793,154

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $138,588,329)		$140,402,205
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
ICA Gruppen AB (D)(E)	41	0
Health care - 0.0%
NMC Health PLC (D)(E)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	762	2,300
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	108

TOTAL COMMON STOCKS (Cost $962)		$2,408
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	$3,185,948	3,107,004
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,906,919	5,659,982
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,488,357	$7,057,874
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	10,105,916	9,815,239

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,333,977)		$25,640,099
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2759% (G)(I)	118	1,180

TOTAL SHORT-TERM INVESTMENTS (Cost $1,179)		$1,180
Total investments (Cost $297,476,192) - 99.9%		$301,265,610
Other assets and liabilities, net - 0.1%		309,852
TOTAL NET ASSETS - 100.0%		$301,575,462
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 2-29-24.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 2-29-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
12	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 2-29-24 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$226,138,654	$561,550,944	$608,459,528	$199,165,668	$166,044,712
Affiliated investments, at value	316,310,604	649,723,146	614,366,102	186,057,712	135,220,898
Total investments, at value	542,449,258	1,211,274,090	1,222,825,630	385,223,380	301,265,610
Dividends and interest receivable	130,972	479,199	745,007	315,748	332,223
Receivable for fund shares sold	415,012	1,206,419	1,203,964	194,221	293,302
Receivable for investments sold	1,567,573	12,416,830	25,131,037	11,500,748	11,314,001
Receivable for securities lending income	628	3,232	861	1,158	243
Receivable from affiliates	1,077	—	—	1,037	987
Other assets	32,416	55,794	62,816	25,987	21,537
Total assets	544,596,936	1,225,435,564	1,249,969,315	397,262,279	313,227,903
Liabilities
Due to custodian	1,058,491	249,194	468,048	9,481,816	9,949,086
Line of credit payable	—	10,000,000	23,000,000	—	—
Payable for investments purchased	792,826	3,033,875	2,683,863	2,178,100	1,631,911
Payable for fund shares repurchased	142,002	81,287	272,122	282,588	11,416
Payable upon return of securities loaned	6,635,950	14,781,750	783	2,623,000	—
Payable to affiliates
Accounting and legal services fees	29,943	66,885	69,077	21,689	17,393
Transfer agent fees	7,054	17,685	26,252	11,397	9,253
Trustees’ fees	275	600	620	188	160
Other liabilities and accrued expenses	34,711	40,687	42,268	33,858	33,222
Total liabilities	8,701,252	28,271,963	26,563,033	14,632,636	11,652,441
Net assets	$535,895,684	$1,197,163,601	$1,223,406,282	$382,629,643	$301,575,462
Net assets consist of
Paid-in capital	$500,136,572	$1,142,214,014	$1,212,849,301	$391,437,916	$319,691,536
Total distributable earnings (loss)	35,759,112	54,949,587	10,556,981	(8,808,273)	(18,116,074)
Net assets	$535,895,684	$1,197,163,601	$1,223,406,282	$382,629,643	$301,575,462
Unaffiliated investments, at cost	$199,964,376	$506,420,512	$572,316,610	$193,129,704	$164,923,268
Affiliated investments, at cost	299,127,093	618,726,543	588,496,650	179,685,286	132,552,924
Total investments, at cost	499,091,469	1,125,147,055	1,160,813,260	372,814,990	297,476,192
Securities loaned, at value	$6,498,199	$14,462,694	$765	$2,665,750	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$77,194,778	$196,256,625	$289,219,945	$124,349,741	$100,383,000
Shares outstanding	6,233,322	16,566,357	26,421,999	11,886,695	10,153,130
Net asset value and redemption price per share	$12.38	$11.85	$10.95	$10.46	$9.89
Class R6
Net assets	$22,879,279	$38,491,843	$24,377,378	$8,947,931	$6,717,327
Shares outstanding	1,847,102	3,244,598	2,227,976	854,754	678,967
Net asset value, offering price and redemption price per share	$12.39	$11.86	$10.94	$10.47	$9.89
Class 1
Net assets	$435,821,627	$962,415,133	$909,808,959	$249,331,971	$194,475,135
Shares outstanding	35,217,855	81,295,937	83,192,278	23,824,045	19,664,285
Net asset value, offering price and redemption price per share	$12.38	$11.84	$10.94	$10.47	$9.89
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.03	$12.47	$11.53	$11.01	$10.41

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	13

STATEMENTS OF OPERATIONS For the six months ended 2-29-24 (unaudited)

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$6,419,964	$11,441,595	$9,166,341	$2,000,302	$870,249
Dividends from unaffiliated investments	2,873,249	9,288,664	12,724,190	5,115,914	5,073,697
Interest	151,153	697,533	1,247,803	368,590	277,785
Securities lending	3,049	64,298	227,786	122,240	175,777
Total investment income	9,447,415	21,492,090	23,366,120	7,607,046	6,397,508
Expenses
Investment management fees	580,055	1,584,927	1,935,435	700,839	651,332
Distribution and service fees	201,916	475,559	593,315	224,081	187,230
Accounting and legal services fees	59,670	132,896	137,913	43,130	35,120
Transfer agent fees	41,050	102,367	153,514	67,049	56,838
Trustees’ fees	6,684	14,089	14,663	4,873	4,053
Custodian fees	13,342	14,112	14,112	14,112	14,112
State registration fees	19,001	23,617	25,146	20,499	17,409
Printing and postage	7,332	8,395	8,853	7,261	7,232
Professional fees	27,704	37,867	38,616	25,292	24,279
Other	14,828	30,160	32,794	11,909	13,991
Total expenses	971,582	2,423,989	2,954,361	1,119,045	1,011,596
Less expense reductions	(19,927)	(7,149)	(15,653)	(42,233)	(46,301)
Net expenses	951,655	2,416,840	2,938,708	1,076,812	965,295
Net investment income	8,495,760	19,075,250	20,427,412	6,530,234	5,432,213
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(430,982)	(13,054,391)	(28,235,075)	(10,355,861)	(10,115,341)
Affiliated investments	52,542	157,340	240,529	(6,995)	(46,057)
	(378,440)	(12,897,051)	(27,994,546)	(10,362,856)	(10,161,398)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	16,604,265	48,233,262	59,239,804	19,095,806	16,940,076
Affiliated investments	23,614,616	42,045,576	32,249,908	6,567,442	1,983,602
	40,218,881	90,278,838	91,489,712	25,663,248	18,923,678
Net realized and unrealized gain	39,840,441	77,381,787	63,495,166	15,300,392	8,762,280
Increase in net assets from operations	$48,336,201	$96,457,037	$83,922,578	$21,830,626	$14,194,493
14	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,495,760	$6,519,930	$19,075,250	$18,903,309	$20,427,412	$24,402,016
Net realized loss	(378,440)	(4,379,502)	(12,897,051)	(13,161,478)	(27,994,546)	(17,636,097)
Change in net unrealized appreciation (depreciation)	40,218,881	42,971,262	90,278,838	78,037,388	91,489,712	60,388,329
Increase in net assets resulting from operations	48,336,201	45,111,690	96,457,037	83,779,219	83,922,578	67,154,248
Distributions to shareholders
From earnings
Class A	(1,106,504)	(5,315,969)	(3,204,924)	(11,651,766)	(4,750,385)	(15,005,145)
Class R6	(385,544)	(1,633,965)	(685,039)	(2,668,019)	(430,695)	(1,610,666)
Class 1	(8,060,613)	(46,896,397)	(20,454,798)	(98,515,443)	(17,934,379)	(82,881,884)
Total distributions	(9,552,661)	(53,846,331)	(24,344,761)	(112,835,228)	(23,115,459)	(99,497,695)
Portfolio share transactions
From portfolio share transactions	5,187,005	50,900,232	39,063,092	122,438,420	29,420,821	159,318,239
Total increase	43,970,545	42,165,591	111,175,368	93,382,411	90,227,940	126,974,792
Net assets
Beginning of period	491,925,139	449,759,548	1,085,988,233	992,605,822	1,133,178,342	1,006,203,550
End of period	$535,895,684	$491,925,139	$1,197,163,601	$1,085,988,233	$1,223,406,282	$1,133,178,342
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	15

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23	Six months ended 2-29-24 (unaudited)	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$6,530,234	$8,937,304	$5,432,213	$8,847,774
Net realized loss	(10,362,856)	(7,882,743)	(10,161,398)	(9,262,099)
Change in net unrealized appreciation (depreciation)	25,663,248	15,234,233	18,923,678	11,755,015
Increase in net assets resulting from operations	21,830,626	16,288,794	14,194,493	11,340,690
Distributions to shareholders
From earnings
Class A	(2,144,366)	(4,471,638)	(1,911,589)	(3,234,319)
Class R6	(178,384)	(357,524)	(128,562)	(184,977)
Class 1	(5,144,960)	(15,526,684)	(4,348,442)	(9,382,936)
Total distributions	(7,467,710)	(20,355,846)	(6,388,593)	(12,802,232)
Portfolio share transactions
From portfolio share transactions	20,806,026	46,034,503	7,687,773	26,204,928
Total increase	35,168,942	41,967,451	15,493,673	24,743,386
Net assets
Beginning of period	347,460,701	305,493,250	286,081,789	261,338,403
End of period	$382,629,643	$347,460,701	$301,575,462	$286,081,789
16	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
02-29-2024[5]	11.48	0.18	0.91	1.09	(0.19)	—	(0.19)	12.38	9.51[6,7]	0.72[8]	0.71[8]	1.87[8]	77	9
08-31-2023	11.86	0.11	0.88	0.99	(0.11)	(1.26)	(1.37)	11.48	9.69[7]	0.71	0.70	0.98	62	16
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[7]	0.68	0.68	0.69	43	91
08-31-2021[9]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[6,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
02-29-2024[5]	11.50	0.21	0.91	1.12	(0.23)	—	(0.23)	12.39	9.82[6]	0.30[8]	0.29[8]	2.27[8]	23	9
08-31-2023	11.88	0.16	0.88	1.04	(0.16)	(1.26)	(1.42)	11.50	10.16	0.30	0.29	1.42	17	16
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
08-31-2020	11.57	0.16	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.26	0.26	1.48	8	21
08-31-2019	13.12	0.19	(0.50)	(0.31)	(0.20)	(1.04)	(1.24)	11.57	(0.88)	0.25	0.25	1.62	4	14
Class 1
02-29-2024[5]	11.48	0.20	0.93	1.13	(0.23)	—	(0.23)	12.38	9.80[6]	0.34[8]	0.34[8]	2.15[8]	436	9
08-31-2023	11.87	0.16	0.86	1.02	(0.15)	(1.26)	(1.41)	11.48	10.02	0.34	0.34	1.45	412	16
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17
08-31-2020	11.56	0.21	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.30	0.29	1.90	379	21
08-31-2019	13.12	0.19	(0.51)	(0.32)	(0.20)	(1.04)	(1.24)	11.56	(1.01)	0.29	0.29	1.61	336	14

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	17

Financial highlights continued
Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
02-29-2024[5]	11.11	0.17	0.78	0.95	(0.21)	—	(0.21)	11.85	8.61[6,7]	0.76[8]	0.76[8]	2.11[8]	196	16
08-31-2023	11.57	0.15	0.65	0.80	(0.17)	(1.09)	(1.26)	11.11	7.95[7]	0.75	0.75	1.41	154	15
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[7]	0.73	0.73	1.14	85	74
08-31-2021[9]	13.73	—[10]	0.59	0.59	—	—	—	14.32	4.30[6,7]	0.70[8]	0.70[8]	0.06[8]	20	22
Class R6
02-29-2024[5]	11.15	0.19	0.78	0.97	(0.26)	—	(0.26)	11.86	8.71[6]	0.34[8]	0.34[8]	2.44[8]	38	16
08-31-2023	11.60	0.21	0.65	0.86	(0.22)	(1.09)	(1.31)	11.15	8.51	0.34	0.34	1.88	28	15
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
08-31-2020	11.56	0.23	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.31	0.31	2.07	7	32
08-31-2019	12.56	0.23	(0.21)	0.02	(0.23)	(0.79)	(1.02)	11.56	1.30	0.30	0.30	1.99	6	13
Class 1
02-29-2024[5]	11.12	0.20	0.77	0.97	(0.25)	—	(0.25)	11.84	8.79[6]	0.39[8]	0.38[8]	2.48[8]	962	16
08-31-2023	11.58	0.21	0.63	0.84	(0.21)	(1.09)	(1.30)	11.12	8.39	0.39	0.39	1.89	903	15
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22
08-31-2020	11.54	0.24	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.34	0.34	2.10	887	32
08-31-2019	12.54	0.22	(0.20)	0.02	(0.23)	(0.79)	(1.02)	11.54	1.27	0.34	0.34	1.96	823	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $0.005 per share.
18	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
02-29-2024[5]	10.40	0.17	0.57	0.74	(0.19)	—	(0.19)	10.95	7.11[6,7]	0.81[8]	0.81[8]	2.52[8]	289	27
08-31-2023	10.82	0.19	0.39	0.58	(0.21)	(0.79)	(1.00)	10.40	6.08[7]	0.80	0.80	1.90	232	15
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[7]	0.79	0.79	1.62	126	58
08-31-2021[9]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[6,7]	0.76[8]	0.76[8]	0.55[8]	28	32
Class R6
02-29-2024[5]	10.40	0.19	0.56	0.75	(0.21)	—	(0.21)	10.94	7.33[6]	0.39[8]	0.39[8]	2.87[8]	24	27
08-31-2023	10.82	0.24	0.38	0.62	(0.25)	(0.79)	(1.04)	10.40	6.53	0.40	0.40	2.35	21	15
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
08-31-2020	11.26	0.25	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.37	0.37	2.23	7	42
08-31-2019	11.79	0.26	0.03	0.29	(0.26)	(0.56)	(0.82)	11.26	3.26	0.36	0.36	2.32	6	21
Class 1
02-29-2024[5]	10.39	0.19	0.57	0.76	(0.21)	—	(0.21)	10.94	7.32[6]	0.44[8]	0.43[8]	2.89[8]	910	27
08-31-2023	10.82	0.25	0.36	0.61	(0.25)	(0.79)	(1.04)	10.39	6.40	0.44	0.44	2.38	881	15
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32
08-31-2020	11.26	0.25	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.41	0.41	2.26	931	42
08-31-2019	11.78	0.25	0.05	0.30	(0.26)	(0.56)	(0.82)	11.26	3.31	0.40	0.40	2.30	891	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	19

Financial highlights continued
Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
02-29-2024[5]	10.08	0.17	0.41	0.58	(0.20)	—	(0.20)	10.46	5.78[6,7]	0.89[8]	0.86[8]	2.89[8]	124	38
08-31-2023	10.25	0.24	0.20	0.44	(0.24)	(0.37)	(0.61)	10.08	4.68[7]	0.88	0.86	2.38	102	20
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[7]	0.87	0.86	2.04	55	45
08-31-2021[9]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[6,7]	0.85[8]	0.84[8]	0.97[8]	15	34
Class R6
02-29-2024[5]	10.08	0.19	0.42	0.61	(0.22)	—	(0.22)	10.47	5.99[6]	0.47[8]	0.44[8]	3.28[8]	9	38
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.12	0.48	0.46	2.81	7	20
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.46	0.44	2.35	1	48
08-31-2019	11.15	0.28	0.28	0.56	(0.29)	(0.34)	(0.63)	11.08	5.58	0.44	0.44	2.56	1	21
Class 1
02-29-2024[5]	10.08	0.19	0.42	0.61	(0.22)	—	(0.22)	10.47	5.97[6]	0.51[8]	0.49[8]	3.27[8]	249	38
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.07	0.52	0.50	2.84	238	20
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.49	0.48	2.41	257	48
08-31-2019	11.14	0.27	0.29	0.56	(0.28)	(0.34)	(0.62)	11.08	5.64	0.48	0.48	2.55	262	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
20	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
02-29-2024[5]	9.63	0.17	0.29	0.46	(0.20)	—	(0.20)	9.89	4.70[6,7]	0.95[8]	0.92[8]	3.25[8]	100	50
08-31-2023	9.71	0.28	0.06	0.34	(0.29)	(0.13)	(0.42)	9.63	3.66[7]	0.95	0.92	2.89	90	26
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[7]	0.94	0.92	2.54	60	28
08-31-2021[9]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[6,7]	0.93[8]	0.91[8]	1.53[8]	11	43
Class R6
02-29-2024[5]	9.64	0.19	0.28	0.47	(0.22)	—	(0.22)	9.89	4.91[6]	0.53[8]	0.50[8]	3.70[8]	7	50
08-31-2023	9.72	0.31	0.07	0.38	(0.33)	(0.13)	(0.46)	9.64	4.09	0.54	0.51	3.24	7	26
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
08-31-2020	10.84	0.21	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.54	0.51	2.02	2	57
08-31-2019	10.57	0.24	0.47	0.71	(0.28)	(0.16)	(0.44)	10.84	7.09	0.51	0.50	2.35	—[10]	21
Class 1
02-29-2024[5]	9.63	0.18	0.30	0.48	(0.22)	—	(0.22)	9.89	4.89[6]	0.58[8]	0.55[8]	3.65[8]	194	50
08-31-2023	9.71	0.31	0.06	0.37	(0.32)	(0.13)	(0.45)	9.63	4.04	0.59	0.56	3.28	189	26
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43
08-31-2020	10.83	0.27	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.57	0.54	2.50	199	57
08-31-2019	10.56	0.28	0.43	0.71	(0.28)	(0.16)	(0.44)	10.83	7.05	0.55	0.54	2.73	184	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Six months ended 2-29-24. Unaudited.
[6] Not annualized.
[7] Does not reflect the effect of sales charges, if any.
[8] Annualized.
[9] The inception date for Class A shares is 4-26-21.
[10] Less than $500,000.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
22	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of February 29, 2024, by major security category or type:
	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$309,668,451	$309,668,451	—	—
Unaffiliated investment companies	216,591,058	216,591,058	—	—
Common stocks	28,960	—	—	$28,960
U.S. Government and Agency obligations	9,518,636	—	$9,518,636	—
Short-term investments	6,642,153	6,642,153	—	—
Total investments in securities	$542,449,258	$532,901,662	$9,518,636	$28,960

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$634,938,157	$634,938,157	—	—
Unaffiliated investment companies	516,528,083	516,528,083	—	—
Common stocks	48,975	—	—	$48,975
U.S. Government and Agency obligations	44,973,886	—	$44,973,886	—
Short-term investments	14,784,989	14,784,989	—	—
Total investments in securities	$1,211,274,090	$1,166,251,229	$44,973,886	$48,975

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$614,364,771	$614,364,771	—	—
Unaffiliated investment companies	528,286,857	528,286,857	—	—
Common stocks	35,398	—	—	$35,398
U.S. Government and Agency obligations	80,137,273	—	$80,137,273	—
Short-term investments	1,331	1,331	—	—
Total investments in securities	$1,222,825,630	$1,142,652,959	$80,137,273	$35,398

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	23

	Total value at 2-29-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Moderate Portfolio (continued)
Affiliated investment companies	$183,482,955	$183,482,955	—	—
Unaffiliated investment companies	171,731,000	171,731,000	—	—
Common stocks	6,780	—	—	$6,780
U.S. Government and Agency obligations	27,427,888	—	$27,427,888	—
Short-term investments	2,574,757	2,574,757	—	—
Total investments in securities	$385,223,380	$357,788,712	$27,427,888	$6,780

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$135,219,718	$135,219,718	—	—
Unaffiliated investment companies	140,402,205	140,402,205	—	—
Common stocks	2,408	—	—	$2,408
U.S. Government and Agency obligations	25,640,099	—	$25,640,099	—
Short-term investments	1,180	1,180	—	—
Total investments in securities	$301,265,610	$275,623,103	$25,640,099	$2,408
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
24	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at February 29, 2024. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Lifestyle Blend Aggressive Portfolio	$6,498,199	$6,635,950	—
Lifestyle Blend Growth Portfolio	14,462,694	14,781,750	—
Lifestyle Blend Balanced Portfolio	765	783	—
Lifestyle Blend Moderate Portfolio	2,665,750	2,623,000	$101,724
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended February 29, 2024 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$2,528
Lifestyle Blend Growth Portfolio	3,485
Lifestyle Blend Balanced Portfolio	3,559
Lifestyle Blend Moderate Portfolio	2,294
Lifestyle Blend Conservative Portfolio	2,196
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Lifestyle Blend Aggressive Portfolio	$936,235	—
Lifestyle Blend Growth Portfolio	2,354,990	$4,387,755
Lifestyle Blend Balanced Portfolio	1,518,077	9,228,658
Lifestyle Blend Moderate Portfolio	125,610	2,869,501
Lifestyle Blend Conservative Portfolio	330,530	2,394,356
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	25

As of August 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on February 29, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$505,144,440	$39,714,396	$(2,409,578)	$37,304,818
Lifestyle Blend Growth Portfolio	1,136,341,239	86,170,465	(11,237,614)	74,932,851
Lifestyle Blend Balanced Portfolio	1,174,031,488	70,372,479	(21,578,337)	48,794,142
Lifestyle Blend Moderate Portfolio	381,116,405	11,392,750	(7,285,775)	4,106,975
Lifestyle Blend Conservative Portfolio	307,014,743	9,451,397	(15,200,530)	(5,749,133)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other portfolios generally declare and pay dividends from net investment income annually. All portfolios generally declare and pay capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
26	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
For the six months ended February 29, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$2,743	$788	$16,396	$19,927
Lifestyle Blend Growth Portfolio	1,148	229	5,772	7,149
Lifestyle Blend Balanced Portfolio	3,659	312	11,682	15,653
Lifestyle Blend Moderate Portfolio	13,116	974	28,143	42,233
Lifestyle Blend Conservative Portfolio	14,924	951	30,426	46,301
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 29, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily  net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.23%
Lifestyle Blend Growth Portfolio	0.29%
Lifestyle Blend Balanced Portfolio	0.34%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.37%
Lifestyle Blend Conservative Portfolio	0.42%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 29, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended February 29, 2024:
	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Total sales charges	$1,252	$3,940	$438	$375	$664
Retained for printing prospectus, advertising and sales literature	190	672	64	58	104
Sales commission to unrelated broker-dealers	1,062	3,268	374	317	560
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 29, 2024, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Lifestyle Blend Growth Portfolio	$6
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	27

retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 29, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$99,537	$40,556
	Class R6	—	494
	Class 1	102,379	—
	Total	$201,916	$41,050
Lifestyle Blend Growth Portfolio	Class A	$249,352	$101,557
	Class R6	—	810
	Class 1	226,207	—
	Total	$475,559	$102,367
Lifestyle Blend Balanced Portfolio	Class A	$375,463	$152,955
	Class R6	—	559
	Class 1	217,852	—
	Total	$593,315	$153,514
Lifestyle Blend Moderate Portfolio	Class A	$164,049	$66,833
	Class R6	—	216
	Class 1	60,032	—
	Total	$224,081	$67,049
Lifestyle Blend Conservative Portfolio	Class A	$139,132	$56,686
	Class R6	—	152
	Class 1	48,098	—
	Total	$187,230	$56,838
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended February 29, 2024 and for the year ended August 31, 2023 were as follows:
Lifestyle Blend Aggressive Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,717,920	$19,840,797	3,058,325	$34,267,280
Distributions reinvested	92,138	1,106,504	516,573	5,315,539
Repurchased	(1,016,818)	(11,761,896)	(1,793,310)	(20,121,992)
Net increase	793,240	$9,185,405	1,781,588	$19,460,827
Class R6 shares
Sold	428,886	$4,914,334	408,252	$4,506,483
Distributions reinvested	32,129	385,544	158,946	1,633,965
Repurchased	(94,873)	(1,120,512)	(263,026)	(2,867,870)
Net increase	366,142	$4,179,366	304,172	$3,272,578
Class 1 shares
Sold	1,204,850	$13,672,754	2,854,812	$32,067,123
Distributions reinvested	672,278	8,060,613	4,566,348	46,896,397
Repurchased	(2,574,799)	(29,911,133)	(4,559,536)	(50,796,693)
Net increase (decrease)	(697,671)	$(8,177,766)	2,861,624	$28,166,827
Total net increase	461,711	$5,187,005	4,947,384	$50,900,232

28	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

Lifestyle Blend Growth Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,772,484	$53,517,556	8,797,792	$96,550,300
Distributions reinvested	276,429	3,198,264	1,149,935	11,648,838
Repurchased	(2,374,378)	(26,499,296)	(3,388,710)	(36,881,303)
Net increase	2,674,535	$30,216,524	6,559,017	$71,317,835
Class R6 shares
Sold	767,076	$8,689,550	514,163	$5,531,542
Distributions reinvested	59,157	685,039	263,378	2,668,019
Repurchased	(132,668)	(1,525,429)	(313,334)	(3,377,318)
Net increase	693,565	$7,849,160	464,207	$4,822,243
Class 1 shares
Sold	3,575,312	$38,988,846	4,374,960	$47,922,509
Distributions reinvested	1,770,978	20,454,798	9,744,356	98,515,443
Repurchased	(5,249,967)	(58,446,236)	(9,211,471)	(100,139,610)
Net increase	96,323	$997,408	4,907,845	$46,298,342
Total net increase	3,464,423	$39,063,092	11,931,069	$122,438,420

Lifestyle Blend Balanced Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,259,297	$75,624,807	14,862,363	$153,383,150
Distributions reinvested	445,603	4,744,984	1,539,079	14,987,629
Repurchased	(3,575,028)	(37,096,135)	(5,716,880)	(58,816,397)
Net increase	4,129,872	$43,273,656	10,684,562	$109,554,382
Class R6 shares
Sold	471,702	$4,962,095	543,367	$5,518,878
Distributions reinvested	40,628	430,695	165,346	1,610,666
Repurchased	(264,976)	(2,816,570)	(233,349)	(2,386,174)
Net increase	247,354	$2,576,220	475,364	$4,743,370
Class 1 shares
Sold	2,587,615	$26,346,419	5,664,840	$58,310,318
Distributions reinvested	1,693,259	17,934,379	8,523,999	82,881,884
Repurchased	(5,849,729)	(60,709,853)	(9,311,827)	(96,171,715)
Net increase (decrease)	(1,568,855)	$(16,429,055)	4,877,012	$45,020,487
Total net increase	2,808,371	$29,420,821	16,036,938	$159,318,239

Lifestyle Blend Moderate Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,019,112	$30,316,896	7,019,249	$69,961,193
Distributions reinvested	209,534	2,143,532	462,386	4,455,606
Repurchased	(1,469,406)	(14,775,570)	(2,681,662)	(26,721,917)
Net increase	1,759,240	$17,684,858	4,799,973	$47,694,882
Class R6 shares
Sold	224,791	$2,275,259	200,496	$1,994,749
Distributions reinvested	17,492	178,384	37,075	357,524
Repurchased	(89,215)	(909,409)	(53,138)	(528,081)
Net increase	153,068	$1,544,234	184,433	$1,824,192
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	29

Lifestyle Blend Moderate Portfolio , Cont’d	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,535,942	$15,261,653	2,437,966	$24,418,099
Distributions reinvested	504,546	5,144,960	1,612,704	15,526,684
Repurchased	(1,861,362)	(18,829,679)	(4,366,463)	(43,429,354)
Net increase (decrease)	179,126	$1,576,934	(315,793)	$(3,484,571)
Total net increase	2,091,434	$20,806,026	4,668,613	$46,034,503

Lifestyle Blend Conservative Portfolio	Six Months Ended 2-29-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,994,338	$19,209,792	6,225,239	$59,447,725
Distributions reinvested	195,673	1,898,869	344,324	3,221,677
Repurchased	(1,422,862)	(13,633,541)	(3,360,055)	(32,107,093)
Net increase	767,149	$7,475,120	3,209,508	$30,562,309
Class R6 shares
Sold	159,438	$1,568,361	367,049	$3,509,314
Distributions reinvested	13,309	128,562	19,702	184,977
Repurchased	(169,378)	(1,579,964)	(44,938)	(432,774)
Net increase	3,369	$116,959	341,813	$3,261,517
Class 1 shares
Sold	1,417,766	$13,573,293	2,714,081	$25,891,175
Distributions reinvested	448,832	4,348,442	1,004,760	9,382,936
Repurchased	(1,838,965)	(17,826,041)	(4,480,672)	(42,893,009)
Net increase (decrease)	27,633	$95,694	(761,831)	$(7,618,898)
Total net increase	798,151	$7,687,773	2,789,490	$26,204,928
Affiliates of the Trust owned 100% of shares of Class 1 on February 29, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 29, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$5,900,585	$42,274,766	$1,396,753	$42,551,930
Lifestyle Blend Growth Portfolio	14,617,692	197,276,348	9,949,527	168,764,964
Lifestyle Blend Balanced Portfolio	21,963,665	315,571,365	21,632,546	289,931,128
Lifestyle Blend Moderate Portfolio	8,337,213	149,417,092	7,189,758	131,143,160
Lifestyle Blend Conservative Portfolio	7,258,288	144,318,062	6,834,273	138,268,555
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At February 29, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	7.9%
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	6.8%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	6.1%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	5.2%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
30	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	141,539	—	$1,900,251	—	—	$(10,703)	$9,375	—	$1,889,548
Emerging Markets Debt	375,445	—	2,819,244	—	—	15,362	8,618	—	2,834,606
High Yield	470,865	—	1,420,739	—	—	(3,436)	—	—	1,417,303
International Strategic Equity Allocation	14,539,019	$128,710,365	9,911,947	$(3,757,092)	$(226,164)	5,662,480	4,357,644	—	140,301,536
John Hancock Collateral Trust*	664,189	2,786,926	30,309,292	(26,454,389)	1,604	(1,280)	7,617	—	6,642,153
U.S. Sector Rotation	15,141,508	152,847,748	3,105,924	(10,957,509)	277,102	17,952,193	2,039,759	—	163,225,458
					$52,542	$23,614,616	$6,423,013	—	$316,310,604
Lifestyle Blend Growth Portfolio
Bond	3,763,041	—	$50,507,969	—	—	$(271,378)	$156,361	—	$50,236,591
Emerging Markets Debt	4,010,024	—	30,126,759	—	—	148,919	81,735	—	30,275,678
High Yield	5,302,344	—	15,998,629	—	—	(38,572)	—	—	15,960,057
International Strategic Equity Allocation	25,421,814	$222,573,729	17,061,400	$(4,030,438)	$(222,620)	9,938,434	7,582,821	—	245,320,505
John Hancock Collateral Trust*	1,478,440	5,062,904	208,641,669	(198,924,717)	7,358	(2,225)	82,976	—	14,784,989
U.S. Sector Rotation	27,193,444	267,427,081	9,678,676	(16,603,431)	372,602	32,270,398	3,602,000	—	293,145,326
					$157,340	$42,045,576	$11,505,893	—	$649,723,146
Lifestyle Blend Balanced Portfolio
Bond	8,151,847	—	$109,421,793	—	—	$(594,631)	$341,104	—	$108,827,162
Emerging Markets Debt	7,933,786	—	59,606,433	—	—	293,652	161,420	—	59,900,085
High Yield	11,834,435	—	35,708,471	—	—	(86,822)	—	—	35,621,649
International Strategic Equity Allocation	19,245,484	$170,523,786	12,419,819	$(4,755,455)	$(235,796)	7,766,563	5,806,341	—	185,718,917
John Hancock Collateral Trust*	133	48,439,726	578,548,274	(627,012,304)	33,965	(8,330)	259,339	—	1,331
U.S. Sector Rotation	20,806,768	209,255,236	8,340,478	(18,620,592)	442,360	24,879,476	2,825,923	—	224,296,958
					$240,529	$32,249,908	$9,394,127	—	$614,366,102
Lifestyle Blend Moderate Portfolio
Bond	4,378,929	—	$58,778,116	—	—	$(319,409)	$175,331	—	$58,458,707
Emerging Markets Debt	3,480,310	—	26,147,073	—	—	129,267	71,063	—	26,276,340
High Yield	5,411,130	—	16,335,459	$(8,280)	$(55)	(39,622)	—	—	16,287,502
International Strategic Equity Allocation	3,879,960	$34,178,342	4,152,731	(2,482,959)	(138,203)	1,731,706	1,177,230	—	37,441,617
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	257,465	$25,304,179	$246,193,839	$(268,940,508)	$22,058	$(4,811)	$130,440	—	$2,574,757
U.S. Sector Rotation	4,176,140	41,042,574	3,457,548	(4,660,849)	109,205	5,070,311	568,478	—	45,018,789
					$(6,995)	$6,567,442	$2,122,542	—	$186,057,712
Lifestyle Blend Conservative Portfolio
Bond	4,806,210	—	$64,629,217	$(110,414)	$(490)	$(355,410)	$191,709	—	$64,162,903
Emerging Markets Debt	3,605,061	—	27,167,896	(86,343)	115	136,545	74,590	—	27,218,213
High Yield	5,619,939	—	16,991,958	(34,165)	(113)	(41,664)	—	—	16,916,016
International Strategic Equity Allocation	1,290,252	$12,029,551	1,596,335	(1,694,798)	(100,028)	619,873	406,953	—	12,450,933
John Hancock Collateral Trust*	118	19,978,782	447,505,905	(467,488,658)	7,962	(2,811)	183,266	—	1,180
U.S. Sector Rotation	1,342,454	13,933,322	1,219,905	(2,355,140)	46,497	1,627,069	189,508	—	14,471,653
					$(46,057)	$1,983,602	$1,046,026	—	$135,220,898

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
32	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairpersonπ
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Noni L. Ellison
Grace K. Fey
Dean C. Garfield
Deborah C. Jackson
Paul Lorentz†
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Geoffrey Kelley, CFA
David Kobuszewski, CFA
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
π Member of the Audit Committee as of September 26, 2023.
† Non-Independent Trustee
* Member of the Audit Committee
# Effective June 29, 2023.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with  the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Dynamic Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

Corporate Bond ETF
Disciplined Value International Select ETF
Dynamic Municipal Bond ETF
Fundamental All Cap Core ETF
International High Dividend ETF
Mortgage-Backed Securities ETF
Multifactor Developed International ETF
Multifactor Emerging Markets ETF
Multifactor Large Cap ETF
Multifactor Mid Cap ETF
Multifactor Small Cap ETF
Preferred Income ETF
U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3446888	MILSA2/24
4/24

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Kristie M. Feinberg

__________________

Kristie M. Feinberg President

Date: April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristie M. Feinberg

__________________

Kristie M. Feinberg President

Date: April 5, 2024

/s/ Charles A. Rizzo

___________________

Charles A. Rizzo

Chief Financial Officer

Date: April 5, 2024